UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2018

Date of reporting period: July 31, 2018

Item 1.	Schedule of Investments

The Registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR
§§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2018
(unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 97.2%

	Shares	Value
ARGENTINA — 0.1%
Grupo Financiero Galicia ADR	11,583	$412,702
MercadoLibre	528	181,057
Ternium ADR	21,181	767,811

		1,361,570

AUSTRALIA — 1.7%
Adelaide Brighton	18,475	94,435
AGL Energy	37,851	618,388
Altium	9,693	146,908
Amcor	35,511	397,589
AMP	29,564	74,679
Aristocrat Leisure	19,431	464,846
ASX	1,069	52,172
Atlas Arteria	18,280	88,820
Aurizon Holdings	28,258	95,524
AusNet Services	179,425	217,284
Bapcor	117,867	611,232
Beach Energy	208,561	295,954
Bendigo & Adelaide Bank	11,830	102,920
Blackmores	1,621	178,335
Brambles	28,532	209,434
BWP Trust ‡	27,028	66,466
Caltex Australia	9,340	225,938
carsales.com	17,182	177,949
CIMIC Group	2,045	73,429
Class	24,221	39,589
Cleanaway Waste Management	105,495	145,782
Coca-Cola Amatil	18,534	131,915
Cochlear	895	135,222
Commonwealth Bank of Australia	6,015	334,224
CSL	8,623	1,259,570
CYBG	18,923	85,196
Dexus ‡	17,287	129,461
Domain Holdings Australia	30,884	72,966
Domino’s Pizza Enterprises	54,163	2,010,001
DuluxGroup	22,574	128,300
EVENT Hospitality and Entertainment	5,176	52,991
G8 Education	18,340	33,928
Goodman Group ‡	26,578	190,155
GPT Group ‡	32,364	124,071
GrainCorp, Cl A	14,270	78,560
GUD Holdings	7,871	83,038
GWA Group	37,333	90,698
Hansen Technologies	24,702	62,031
Harvey Norman Holdings	77,182	203,565
Insurance Australia Group	14,182	84,713
Integral Diagnostics	86,400	179,734

COMMON STOCK (continued)

	Shares	Value
AUSTRALIA (continued)
Integrated Research	20,806	$39,417
Investa Office Fund ‡	37,124	142,319
InvoCare	4,200	44,247
JB Hi-Fi	4,199	74,403
Link Administration Holdings	27,468	156,728
Medibank Pvt	44,633	103,128
Metcash	155,864	304,551
Mineral Resources	136,507	1,678,460
Mirvac Group ‡	70,791	119,914
Money3	103,000	156,873
National Australia Bank	6,533	137,505
Navitas	18,894	60,360
New Hope	81,900	194,103
Newcrest Mining	4,891	78,598
NEXTDC *	72,224	386,879
Nine Entertainment Holdings	216,200	359,801
Oil Search	46,095	307,531
Orora	59,340	160,034
Premier Investments	6,039	77,933
Qantas Airways	26,984	134,720
REA Group	2,228	143,679
Rio Tinto	2,512	151,542
Sandfire Resources NL	41,000	224,801
Santos	68,433	324,373
Scentre Group ‡	86,227	272,264
Southern Cross Media Group	57,479	53,807
Spark Infrastructure Group	126,681	216,470
SpeedCast International	41,335	190,400
Star Entertainment Grp	29,336	108,104
Stockland ‡	54,409	167,756
Suncorp Group	11,916	132,529
Super Retail Group	9,154	62,841
Sydney Airport	27,357	143,696
Tabcorp Holdings	56,186	194,941
Technology One	22,739	83,456
Telstra	196,133	413,835
Transurban Group	36,733	319,301
Treasury Wine Estates	6,182	84,601
Vicinity Centres ‡	75,569	149,342
Vita Group	98,800	71,568
Washington H Soul Pattinson	12,379	200,677
Wesfarmers	19,107	702,109
Westpac Banking	14,654	320,736
Woodside Petroleum	19,221	516,086
Xero *	4,322	137,432

		19,951,862

AUSTRIA — 0.4%
ams	31,759	2,292,075
BUWOG	1,109	37,607
Erste Group Bank	4,894	211,514

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2018
(unaudited)

COMMON STOCK (continued)

	Shares	Value
AUSTRIA (continued)
Immobilien Anlagen	4,780	$167,237
Lenzing	395	50,115
Oesterreichische Post	4,381	207,682
OMV	3,324	187,971
Rhi Magnesita	7,260	458,430
S IMMO	4,053	88,152
Telekom Austria, Cl A	8,670	75,428
Verbund	7,928	312,604
Vienna Insurance Group Wiener Versicherung Gruppe	5,000	142,309
Wienerberger	5,642	138,414

		4,369,538

BELGIUM — 0.3%
Aedifica ‡	1,601	152,765
Anheuser-Busch InBev	5,097	516,089
Barco	1,594	225,909
Bekaert	1,905	53,596
bpost	10,506	165,481
Cofinimmo * ‡	1,499	196,319
Colruyt	1,085	64,858
D’ieteren	1,677	73,027
Econocom Group	9,190	32,475
Elia System Operator	1,619	100,906
Euronav	6,701	56,770
Groupe Bruxelles Lambert	4,211	447,503
Kinepolis Group	1,229	78,611
Orange Belgium	1,973	31,654
Proximus SADP	9,802	239,898
RealDolmen	3,700	159,218
Retail Estates ‡	759	68,695
Telenet Group Holding *	3,256	156,788
UCB	5,162	443,416
Umicore	6,376	372,787

		3,636,765

BERMUDA — 0.3%
Teekay LNG Partners LP (A)	212,449	3,399,184

BRAZIL — 1.1%
Aliansce Shopping Centers	17,400	70,466
Ambev ADR	116,444	598,522
Arezzo Industria e Comercio	4,500	49,516
Azul ADR *	11,246	215,361
B3 - Brasil Bolsa Balcao	71,020	447,884
Banco BTG Pactual	30,700	161,136
Banco do Brasil	32,400	280,381
BR Properties	23,000	55,580
Cia de Saneamento Basico do Estado de Sao Paulo	10,100	67,651
Cielo	81,121	312,744

COMMON STOCK (continued)

	Shares	Value
BRAZIL (continued)
Cosan	17,722	$174,278
Cosan, Cl A	12,800	103,424
CPFL Energia	14,431	83,588
CSU Cardsystem	97,100	192,477
CVC Brasil Operadora e Agencia de Viagens	3,400	39,895
Cyrela Brazil Realty Empreendimentos e Participacoes	111,592	344,293
Duratex	56,200	152,430
EcoRodovias Infraestrutura e Logistica	58,000	121,307
EDP - Energias do Brasil	11,900	43,088
Embraer	20,900	107,248
Engie Brasil Energia	6,700	66,816
Equatorial Energia	9,900	160,107
Estacio Participacoes	36,200	249,319
Fibria Celulose	3,237	63,924
Fleury	16,000	115,781
Gerdau ADR	125,000	550,000
Grendene	27,600	57,431
Iguatemi Empresa de Shopping Centers	10,300	92,207
Industrias Romi	43,400	73,195
IRB Brasil Resseguros S	12,500	177,744
Itau Unibanco Holding ADR	95,319	1,142,875
JBS	45,400	108,622
Klabin	12,500	67,707
Kroton Educacional	36,000	107,426
Linx	15,100	74,186
Localiza Rent a Car	124,788	768,683
Lojas Renner	43,700	357,443
Magazine Luiza	17,251	604,403
MRV Engenharia e Participacoes	61,000	215,669
Multiplan Empreendimentos Imobiliarios	42,300	225,514
Multiplus	4,000	29,723
Odontoprev	46,200	163,835
Petro Rio *	3,600	77,298
Petrobras Distribuidora	15,000	78,411
QGEP Participacoes	23,800	103,740
Qualicorp Consultoria e Corretora de Seguros	22,800	121,493
Raia Drogasil	4,400	86,961
Rumo *	133,391	526,698
Sao Martinho	87,100	452,522
SLC Agricola	15,500	217,842
Smiles Fidelidade	4,200	57,282
Sul America	16,900	100,275
Suzano Papel e Celulose	20,648	244,698
T4F Entretenimento	25,700	57,517

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2018
(unaudited)

COMMON STOCK (continued)

	Shares	Value
BRAZIL (continued)
TIM Participacoes ADR	28,754	$472,141
Transmissora Alianca de Energia Eletrica	9,100	48,854
Tupy	5,900	31,596
Ultrapar Participacoes	22,800	250,033
Vale	24,107	352,937
Vale ADR, Cl B	45,994	674,272
WEG	40,690	199,585

		13,248,034

CANADA — 2.9%
Agellan Commercial Real Estate Investment Trust ‡	15,800	167,492
Agnico Eagle Mines	1,814	75,999
Air Canada, Cl B *	10,500	189,926
Algonquin Power & Utilities	15,600	153,260
Allied Properties ‡	3,039	99,170
Aritzia *	13,693	168,945
Atco, Cl I	12,000	367,975
ATS Automation Tooling Systems *	25,445	382,599
Aurora Cannabis *	22,700	122,500
Bank of Montreal	2,400	190,233
Bank of Nova Scotia	15,200	900,771
Barrick Gold	14,335	160,667
BCE	25,353	1,077,383
Boralex	4,900	74,883
CAE	49,039	1,021,607
Canadian Apartment Properties ‡	4,600	153,292
Canadian Imperial Bank of Commerce	3,500	319,422
Canadian National Railway	7,487	668,325
Canadian Pacific Railway	5,000	991,582
Canadian Tire, Cl A	1,200	163,435
Canopy Growth * (B)	9,700	255,913
CCL Industries, Cl B	7,790	395,234
Celestica *	64,200	759,039
CES Energy Solutions	86,899	298,604
CGI Group, Cl A *	1,100	71,014
Chartwell Retirement Residences	9,400	110,703
Choice Properties ‡	16,277	155,907
Chorus Aviation	31,400	177,415
CI Financial	34,841	608,783
Cineplex	3,500	78,618
Cogeco	3,600	173,407
Cogeco Communications	1,155	62,684
Cominar Real Estate Investment Trust ‡	6,400	61,941
Constellation Software	1,593	1,154,819
Descartes Systems Group *	8,100	258,906

COMMON STOCK (continued)

	Shares	Value
CANADA (continued)
Dollarama	40,002	$1,445,281
Domtar	21,000	1,012,620
Emera	9,800	317,539
Empire	6,600	136,074
Enbridge	23,258	824,031
Enercare	3,800	55,239
Extendicare	7,542	43,077
Fairfax Financial Holdings	200	113,003
First Capital Realty	7,900	123,159
Fortis	15,500	509,617
Franco-Nevada	1,900	139,369
Genworth MI Canada	8,800	309,761
George Weston	1,481	123,207
Gildan Activewear	4,089	105,333
Goldcorp	4,100	51,248
Gran Tierra Energy *	65,758	218,974
H&R ‡	7,500	116,347
Hardwoods Distribution	8,800	112,363
Hydro One	14,500	211,785
Kelt Exploration *	32,951	251,784
Kinaxis *	8,235	555,689
Kinross Gold *	26,437	95,517
Kirkland Lake Gold	18,478	403,836
Laurentian Bank of Canada	2,226	79,776
Loblaw	22,049	1,165,799
Lululemon Athletica *	11,002	1,319,690
Magna International	12,400	755,334
Maple Leaf Foods	4,400	105,362
Martinrea International	21,373	231,170
MCAN Mortgage	8,600	121,049
Methanex	4,898	338,344
Metro, Cl A	7,755	261,471
Norbord	8,200	295,007
North West	5,500	125,656
Nutrien	3,800	206,380
Open Text	24,842	924,473
Parex Resources *	11,626	205,199
Parkland Fuel	43,844	1,185,711
Pason Systems	7,833	120,188
Pembina Pipeline	10,200	366,960
Quebecor, Cl B	10,800	225,074
Restaurant Brands International	3,700	236,048
RioCan ‡	7,500	143,099
Ritchie Bros Auctioneers	1,600	53,221
Royal Bank of Canada	4,800	374,709
Russel Metals	9,045	192,741
Saputo	6,300	210,040
Shaw Communications, Cl B	8,255	172,671
Sienna Senior Living	3,959	49,912

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2018
(unaudited)

COMMON STOCK (continued)

	Shares	Value
CANADA (continued)
SmartCentres Real Estate Investment Trust ‡	4,200	$97,957
SNC-Lavalin Group	3,112	137,819
Stantec	2,200	57,450
Suncor Energy	2,743	115,510
Taseko Mines *	49,000	43,694
Teck Resources, Cl B	16,300	425,152
TFI International	11,381	377,952
Thomson Reuters	4,800	199,181
TMX Group	5,000	321,559
Toromont Industries	2,200	112,955
Toronto-Dominion Bank	36,784	2,182,128
TransCanada	5,172	232,628
Trican Well Service *	91,918	193,608
Waste Connections	3,510	272,306
West Fraser Timber	9,200	571,442
Westport Fuel Systems *	69,079	176,842
Wheaton Precious Metals	6,569	137,657
Yamana Gold	22,435	71,573

		34,539,803

CHILE — 0.2%
Aguas Andinas, Cl A	68,999	40,247
AntarChile	8,852	152,543
Antofagasta	5,378	70,800
Banco de Chile	511,509	79,957
Banco de Credito e Inversiones	1,203	83,357
CAP	26,477	274,010
Cencosud	32,334	88,675
Empresa Nacional de Telecomunicaciones	5,957	56,226
Empresas CMPC	52,670	213,440
Empresas COPEC	14,473	232,546
Enel Americas	483,080	85,338
Enel Chile	4,373,362	463,433
Engie Energia Chile	21,848	44,536
Multiexport Foods	38,222	18,939
Pacifico V Region	7,700	30,909
Parque Arauco	28,360	79,289
Quinenco	20,604	63,914
SACI Falabella	23,153	215,609
Sigdo Koppers	12,357	19,473
Sociedad Matriz del Banco de Chile, Cl B	109,797	54,111
SONDA	49,466	75,239
Vina Concha y Toro	30,868	66,407

		2,508,998

CHINA — 4.2%
51job ADR *	6,369	584,483
58.com ADR *	4,509	303,275
Agile Group Holdings	120,000	184,379

COMMON STOCK (continued)

	Shares	Value
CHINA (continued)
Agricultural Bank of China, Cl H	1,252,000	$606,137
Air China, Cl H	38,000	34,955
Alibaba Group Holding ADR *	28,552	5,345,791
Aluminum Corp of China, Cl H*	214,000	97,334
Angang Steel, Cl H	422,000	447,320
Anhui Conch Cement, Cl H	90,974	582,420
Autohome ADR	5,288	511,614
Baidu ADR *	12,662	3,129,793
Bank of China, Cl H	2,212,000	1,037,089
Bank of Communications, Cl H	355,000	255,993
Baoye Group, Cl H	32,000	18,754
Baozun ADR *	5,489	317,539
BEST ADR *	30,457	293,301
BYD, Cl H	155,360	878,830
BYD Electronic International	133,500	155,797
Central China Real Estate	17,000	7,754
China Communications Services, Cl H	1,186,000	750,972
China Construction Bank, Cl H	2,351,477	2,130,067
China Datang Renewable Power, Cl H	136,000	25,644
China Medical System Holdings	66,000	112,844
China Mobile	118,500	1,068,894
China National Building Material, Cl H	103,700	112,432
China Petroleum & Chemical, Cl H	30,000	28,933
China Petroleum & Chemical ADR	9,200	882,096
China Railway Group, Cl H	1,086,000	942,236
China Resources Beer Holdings	38,000	170,900
China Shenhua Energy, Cl H	162,500	366,446
China Southern Airlines, Cl H	68,000	47,909
China Telecom, Cl H	504,000	238,225
Chongqing Rural Commercial Bank, Cl H	962,000	587,075
CNOOC	528,369	883,190
COSCO SHIPPING Development, Cl H *	274,000	43,636
Country Garden Holdings	252,000	390,406
CRRC	100,000	87,654
Ctrip.com International ADR *	52,260	2,150,499
Datang International Power Generation, Cl H	214,000	61,890
Dongfeng Motor Group, Cl H	70,000	70,187
GDS Holdings ADR *	17,798	388,530
Golden Eagle Retail Group	49,000	58,745

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2018
(unaudited)

COMMON STOCK (continued)

	Shares	Value
CHINA (continued)
Goodbaby International Holdings	407,973	$213,627
GreenTree Hospitality Group ADR	18,927	317,974
Guangdong Electric Power Development, Cl B	96,271	36,796
Hengan International Group	20,000	177,983
Hopefluent Group Holdings	212,000	83,190
Huadian Power International, Cl H	60,000	28,131
Huaneng Power International, Cl H	100,000	75,041
Huazhu Group ADR	8,275	331,083
Industrial & Commercial Bank of China, Cl H	2,361,928	1,748,339
Inner Mongolia Yitai Coal, Cl B	75,600	99,490
iQIYI ADR * (B)	904	28,946
Jiangxi Copper, Cl H	65,000	81,984
KWG Property Holding	87,500	99,439
Li Ning *	738,336	804,272
Luxshare Precision Industry, Cl A	108,060	285,722
Maanshan Iron & Steel, Cl H	382,000	203,920
Momo ADR *	157	6,440
New Oriental Education & Technology Group ADR	2,579	221,897
Noah Holdings ADR *	6,113	312,130
PetroChina, Cl H	882,000	673,098
Ping An Insurance Group of China, Cl H	48,587	450,645
Powerlong Real Estate Holdings	842,000	436,606
Shandong Weigao Group Medical Polymer, Cl H	316,000	241,558
Shanghai International Airport, Cl A	64,022	565,239
Shenzhou International Group Holdings	33,234	407,536
Sichuan Swellfun, Cl A	69,721	559,994
Sihuan Pharmaceutical Holdings Group	840,000	180,863
Silergy	11,000	252,597
Sino-Ocean Land Holdings	167,000	94,255
Sinopec Shanghai Petrochemical, Cl H	560,000	336,041
Sinopharm Group, Cl H	152,426	644,733
Sinotrans, Cl H	592,000	273,786
Sinotruk Hong Kong	314,000	444,854
SOHO China	98,000	46,072
Stella International Holdings	76,000	86,273
TAL Education Group ADR *	44,107	1,410,983
Tencent Holdings	201,640	9,124,993

COMMON STOCK (continued)

	Shares	Value
CHINA (continued)
Tingyi Cayman Islands Holding	48,000	$110,933
Uni-President China Holdings	78,000	90,133
Vinda International Holdings	34,000	61,944
Want Want China Holdings	206,000	170,331
Weibo ADR *	3,325	275,144
Xtep International Holdings	350,500	220,150
Yangzijiang Shipbuilding Holdings	569,000	394,979
YY ADR *	1,027	95,747
Zhaojin Mining Industry	109,500	88,308
Zhejiang Expressway, Cl H	362,000	307,161
Zijin Mining Group, Cl H	354,000	130,793
ZTO Express Cayman ADR	4,100	81,303

		49,805,424

COLOMBIA — 0.0%
Avianca Holdings ADR	1,012	6,598
Ecopetrol ADR (B)	18,874	403,338

		409,936

CZECH REPUBLIC — 0.0%
CEZ	3,822	100,309
UNIPETROL AS *	4,835	83,676

		183,985

DENMARK — 0.7%
Carlsberg, Cl B	2,926	352,724
Chr Hansen Holding	1,940	200,863
Coloplast, Cl B	877	95,647
Columbus	39,553	94,964
Danske Bank	11,622	337,852
Dfds	5,414	356,484
DSV	1,462	122,603
FLSmidth	5,592	368,029
Genmab *	9,918	1,699,548
GN Store Nord	4,150	197,974
ISS	2,774	103,690
Matas	3,802	30,547
Novo Nordisk, Cl B	7,100	354,468
Novo Nordisk ADR	35,493	1,766,487
Novozymes, Cl B	5,052	265,976
Orsted	9,463	583,590
Pandora	4,454	316,618
Rockwool International, Cl B	175	70,082
Royal Unibrew	4,262	354,802
Sydbank	5,800	215,160
Topdanmark	1,861	79,784
Vestas Wind Systems	2,119	136,699
William Demant Holding *	2,045	97,748

		8,202,339

EGYPT — 0.1%
Al Baraka Bank Egypt	22,025	19,153

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2018
(unaudited)

COMMON STOCK (continued)

	Shares	Value
EGYPT (continued)
Alexandria Mineral Oils	210,900	$129,939
Commercial International Bank Egypt SAE	35,317	165,972
Egyptian International Pharmaceuticals EIPICO	12,000	83,255
ElSewedy Electric	13,400	139,819
Faisal Islamic Bank of Egypt	23,407	21,901
Sidi Kerir Petrochemicals	74,100	101,177

		661,216

FINLAND — 0.3%
Amer Sports	9,596	308,017
Citycon	45,616	96,014
Elisa	4,423	192,244
Fortum	15,044	377,868
Huhtamaki	1,763	63,393
Kesko, Cl B	5,084	285,714
Kone, Cl B	11,268	616,513
Neste	6,234	514,798
Nokia	27,795	151,004
Nokian Renkaat	2,000	86,742
Orion, Cl B	6,075	209,277
Sampo, Cl A	11,130	565,623
UPM-Kymmene	14,070	499,503

		3,966,710

FRANCE — 2.2%
Air France-KLM *	15,100	137,902
Air Liquide	9,873	1,264,171
Airbus	23,279	2,885,444
Alten	2,681	266,319
Altran Technologies	3,831	36,532
Amundi	626	43,218
Atos	5,489	737,168
AXA	47,097	1,189,569
BNP Paribas	26,212	1,706,333
CGG *	70,660	193,345
Cie des Alpes	3,900	134,989
CNP Assurances	3,431	80,240
Coface	20,025	179,367
Danone	6,418	504,401
Dassault Systemes	4,882	729,577
Derichebourg	22,200	134,470
Eiffage	2,788	312,060
Engie	34,711	560,739
Essilor International Cie Generale d’Optique	1,519	224,161
Eurazeo	843	65,208
Exel Industries, Cl A	700	86,765
Gecina ‡	1,587	270,754
Hermes International	3,396	2,150,744
ICADE ‡	1,696	164,210

COMMON STOCK (continued)

	Shares	Value
FRANCE (continued)
Iliad	850	$134,679
Ingenico Group	1,419	117,744
Kaufman & Broad	4,600	235,277
Kering	362	193,026
Korian	2,735	95,817
L’Oreal	2,931	718,030
LVMH Moet Hennessy Louis Vuitton	2,581	901,953
Maisons du Monde	4,733	144,783
Mercialys ‡	3,927	70,350
Nexity	2,412	148,638
Orange	58,498	999,729
Orpea	1,280	176,094
Pernod Ricard	1,355	218,577
Peugeot	20,273	583,408
Prodware	8,000	124,980
Renault	1,482	130,475
Rubis SCA	3,352	197,746
Safran	7,268	901,297
Sanofi	9,284	807,375
SCOR	1,455	56,571
Sodexo	1,173	129,867
Suez	7,591	107,450
Teleperformance	3,659	670,889
TOTAL	20,595	1,345,257
Trigano	2,578	370,792
Ubisoft Entertainment *	19,405	2,142,950
Veolia Environnement	13,239	302,420
Vinci	3,088	310,540
Vivendi	9,803	254,480
Wendel	411	59,931

		26,708,811

GERMANY — 2.8%
1&1 Drillisch	698	41,504
Aareal Bank	2,400	110,293
adidas	2,514	556,050
ADO Properties (C)	9,395	536,116
Allianz	7,136	1,578,268
alstria office ‡	10,832	168,209
AURELIUS Equity Opportunities & KGaA	3,526	217,700
BASF	8,220	789,723
Bayer	22,468	2,502,750
Bechtle	1,364	122,415
Befesa	4,764	247,620
Beiersdorf	844	98,298
Brenntag	1,164	69,798
CANCOM	5,976	323,405
Carl Zeiss Meditec AG	8,676	674,151
Continental	397	91,453

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2018
(unaudited)

COMMON STOCK (continued)

	Shares	Value
GERMANY (continued)
Corestate Capital Holding	7,197	$390,913
Covestro (C)	9,908	951,199
CropEnergies	15,300	86,771
Daimler	74,467	5,150,639
Deutsche Boerse	1,252	164,995
Deutsche Lufthansa	16,382	459,749
Deutsche Pfandbriefbank	4,166	65,278
Deutsche Telekom	68,942	1,140,730
Deutsche Wohnen	10,580	515,404
E.ON	70,759	797,960
Eckert & Ziegler	1,600	77,457
Encavis	11,469	83,149
Evonik Industries	1,927	71,318
Fraport Frankfurt Airport Services Worldwide	768	76,676
Freenet	3,906	111,903
Fresenius & KGaA	5,681	438,574
Fresenius Medical Care & KGaA	1,085	105,990
GEA Group	1,760	68,739
Grammer	2,900	202,109
Grand City Properties	5,924	153,922
GRENKE	606	67,000
Hannover Rueck	506	67,452
Henkel & KGaA	3,765	403,717
Innogy	4,942	219,598
KION Group	1,170	80,364
Kloeckner	7,900	87,020
Krones	462	57,157
KWS Saat	302	119,009
LEG Immobilien	2,322	261,313
Leoni	6,868	349,913
Linde	1,588	391,996
MAN	704	78,988
Merk	794	81,593
MTU Aero Engines	3,517	744,378
Muenchener Rueckversicherungs- Gesellschaft in Muenchen	1,159	257,163
ProSiebenSat.1 Media	1,152	31,172
Puma	1,310	657,160
QIAGEN *	4,935	178,834
S&T	2,294	65,184
SAP	8,117	947,733
Scout24	7,363	383,140
Siemens	4,729	667,782
Siltronic	979	170,745
Software	2,194	103,597
STRATEC Biomedical	2,140	180,423
Symrise	1,082	97,777
TAG Immobilien	17,372	393,073

COMMON STOCK (continued)

	Shares	Value
GERMANY (continued)
Talanx	1,630	$62,327
Telefonica Deutschland Holding	8,989	39,386
TLG Immobilien	6,595	172,436
TUI	2,748	58,828
Uniper	5,978	186,572
Volkswagen	594	102,869
Wirecard	32,655	6,100,045
Wuestenrot & Wuerttembergische	8,100	176,742

		33,283,714

GREECE — 0.1%
Aegean Airlines	9,900	94,233
FF Group *	6,400	35,922
Motor Oil Hellas Corinth Refineries	17,400	369,494
Mytilineos Holdings	12,800	128,722

		628,371

HONG KONG — 2.9%
3SBio (C)	205,487	438,251
AIA Group	126,631	1,105,130
Alibaba Pictures Group *	100,000	11,849
ANTA Sports Products	25,000	127,404
ASM Pacific Technology	11,900	143,196
Beijing Capital International Airport, Cl H	144,000	163,648
Beijing Enterprises Holdings	9,000	43,744
Beijing Jingneng Clean Energy, Cl H	562,000	125,302
BOC Aviation	10,700	67,343
Brightoil Petroleum Holdings*(D)(E)	139,000	26,564
Cafe de Coral Holdings	16,000	40,321
Changan Minsheng APLL Logistics, Cl H	22,000	12,921
China Conch Venture Holdings	157,500	592,954
China Dongxiang Group	755,000	125,047
China Everbright	124,000	218,962
China Everbright International	40,000	48,719
China Evergrande Group	177,000	488,218
China Gas Holdings	124,157	503,015
China Goldjoy Group	840,000	51,369
China Hongqiao Group	74,000	70,049
China Huishan Dairy Holdings*	166,000	8,883
China Lilang	173,000	210,931
China Minsheng Banking, Cl H	13,680	10,126
China Molybdenum, Cl H	120,000	61,154
China Overseas Land &
Investment	82,068	257,735

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2018
(unaudited)

COMMON STOCK (continued)

	Shares	Value
HONG KONG (continued)
China Power International Development	272,000	$67,575
China Resources Cement Holdings	310,000	353,087
China Resources Gas Group	30,000	142,183
China Resources Phoenix Healthcare Holdings	53,500	49,689
China Resources Power Holdings	70,000	135,023
China Sanjiang Fine Chemicals	312,000	95,798
China SCE Property Holdings	688,000	307,665
China State Construction International Holdings	38,000	45,267
China Suntien Green Energy, Cl H	608,000	194,429
China Vanke, Cl H	102,600	327,445
China Water Affairs Group	220,000	288,697
China XLX Fertiliser	349,000	149,399
China Youzan *	896,000	107,305
China Zhongwang Holdings	554,000	271,034
Chinasoft International	334,000	260,849
CIMC Enric Holdings	773,825	704,907
CITIC	249,000	351,497
CK Asset Holdings	18,500	141,536
CK Infrastructure Holdings	20,000	148,426
CLP Holdings	44,500	508,269
COSCO SHIPPING Ports	56,000	52,582
Country Garden Services Holdings *	203,953	333,120
CSPC Pharmaceutical Group	163,971	428,256
CT Environmental Group	250,000	31,214
Dali Foods Group	58,500	49,042
Dawnrays Pharmaceutical Holdings	251,000	143,263
Esprit Holdings *	177,500	47,942
Far East Horizon	381,000	366,969
First Pacific	102,000	47,303
Fortune Real Estate Investment Trust ‡	45,000	56,185
Fu Shou Yuan International Group	148,000	136,516
Fullshare Holdings	117,500	51,796
Future Land Development Holdings	194,000	174,250
Future World Financial Holdings *	720,000	10,824
Galaxy Entertainment Group	236,282	1,898,011
Geely Automobile Holdings	60,000	136,832
Global Brands Group Holding *	544,000	30,842
GOME Retail Holdings	371,000	39,231
Greentown Service Group	418,410	412,597
G-Resources Group	1,956,000	23,176

COMMON STOCK (continued)

	Shares	Value
HONG KONG (continued)
Guangdong Investment	72,000	$124,020
Guangnan Holdings	268,000	30,388
Guangzhou Automobile Group, Cl H	100,800	94,519
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl H	30,000	127,659
Guangzhou R&F Properties	40,000	71,856
Haier Electronics Group	33,000	96,279
Haitian International Holdings	29,000	68,352
Hang Lung Group	13,000	38,425
Hang Seng Bank	21,700	590,533
Health and Happiness H&H International Holdings *	50,000	371,383
Henderson Land Development	15,917	88,720
HK Electric Investments & HK Electric Investments	111,500	113,928
HKBN	92,000	142,529
HKT Trust & HKT	188,000	251,016
Holly Futures, Cl H	37,000	5,138
Hong Kong & China Gas	212,190	433,082
Hong Kong Exchanges & Clearing	10,500	309,821
Hongkong Land Holdings	12,600	91,602
Hopewell Holdings	60,000	212,510
Hua Han Health Industry
Holdings *(E)	564,000	—
Hua Hong Semiconductor (D)	166,000	582,657
Huaneng Renewables, Cl H	396,000	147,320
Huifu Payment *	27,412	17,672
Hysan Development	19,000	103,968
IGG	81,000	104,642
Jardine Matheson Holdings	3,900	263,250
Jardine Strategic Holdings	2,300	91,724
Jiangsu Expressway, Cl H	44,000	53,479
JNBY Design	72,500	170,696
Johnson Electric Holdings	12,500	37,027
Kerry Properties	18,500	93,690
Kingboard Chemical Holdings	41,500	144,607
Kingboard Laminates Holdings	124,000	148,186
Kingdee International
Software Group	494,352	547,317
KuangChi Science *	201,000	22,791
Kunlun Energy	126,000	108,839
Landing International Development *	86,400	85,420
Lee & Man Paper
Manufacturing	633,242	615,570
Lee’s Pharmaceutical Holdings	39,500	42,323

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2018
(unaudited)

COMMON STOCK (continued)

	Shares	Value
HONG KONG (continued)
Li & Fung	138,000	$46,767
Link ‡	20,000	198,241
LK Technology Holdings	750,000	109,886
Longfor Properties	39,500	110,966
Lonking Holdings	367,000	168,326
Luye Pharma Group	40,000	38,884
Luzheng Futures, Cl H	136,000	19,926
Man Wah Holdings	100,000	73,639
MGM China Holdings	573,295	1,232,916
MTR	53,500	299,909
NagaCorp	417,674	469,341
New World Development	1,529,325	2,178,334
Nine Dragons Paper Holdings	662,000	818,112
NWS Holdings	27,000	48,778
Overseas Chinese Town Asia Holdings	98,000	42,950
Pacific Basin Shipping	874,000	228,270
PW Medtech Group *	661,000	139,795
Red Star Macalline Group, Cl H	32,972	38,773
Road King Infrastructure	20,000	37,966
Sands China	99,527	512,277
Shanghai Haohai Biological Technology, Cl H (C)	19,400	134,333
Shanghai Industrial Holdings	23,000	53,624
Shanghai Prime Machinery, Cl H	492,000	75,219
Shangri-La Asia	58,000	94,880
Shenzhen International Holdings	40,780	75,127
Shui On Land	453,000	105,617
Shun Tak Holdings	114,000	46,186
Sino Biopharmaceutical	315,000	430,218
Sino Land	32,000	54,957
Sinopec Kantons Holdings	86,000	38,020
SJM Holdings	104,000	126,273
Springland International Holdings	718,000	161,913
SSY Group	76,690	73,280
Superb Summit International Group *(D)(E)	75,000	—
Swire Pacific, Cl A	4,000	43,368
Swire Properties	17,800	70,075
Techtronic Industries	40,500	225,486
Television Broadcasts	15,400	47,775
Tianjin Capital Environmental Protection Group, Cl H	252,000	113,333
Tianneng Power International	218,000	299,960
Tianyun International Holdings	1,696,000	250,649
Tibet Water Resources *	142,000	55,179
Time Watch Investments	140,000	19,620

COMMON STOCK (continued)

	Shares	Value
HONG KONG (continued)
Tong Ren Tang Technologies, Cl H	38,000	$55,966
Tonly Electronics Holdings	800	785
Town Health International Medical Group *	1,086,000	95,469
TPV Technology	298,000	30,753
Vitasoy International Holdings	90,000	320,485
VTech Holdings	9,000	100,675
Weichai Power, Cl H	188,000	229,220
West China Cement	406,000	71,382
WH Group	1,079,000	866,054
Wharf Real Estate Investment	13,000	94,655
Wisdom Education International Holdings	568,000	505,834
Wuxi Biologics Cayman *	59,500	604,927
Xiabuxiabu Catering Management China Holdings	258,791	558,529
Yue Yuen Industrial Holdings	19,000	51,076
Yuexiu Property	346,000	65,682
Yuzhou Properties	375,000	211,172
Zhongsheng Group Holdings	112,000	255,134

		34,242,750

HUNGARY — 0.1%
Magyar Telekom Telecommunications	180,500	260,585
OTP Bank	18,156	683,090

		943,675

INDIA — 2.5%
ACC	863	19,248
Aditya Birla Capital *	5,650	12,068
Amara Raja Batteries	3,708	44,540
Ambuja Cements	16,467	55,389
Ashok Leyland	38,492	63,306
Asian Paints	3,335	70,574
Aurobindo Pharma	21,700	187,160
Axis Bank	12,909	103,594
Bajaj Auto	1,435	56,492
Bajaj Finserv	1,143	116,278
Balkrishna Industries	10,600	186,673
Bandhan Bank	73,335	749,910
Bharat Financial Inclusion *	19,672	348,359
Bharat Petroleum	11,539	65,572
Bharti Airtel	63,826	363,490
Bharti Infratel	20,247	84,621
Biocon	6,000	51,299
Bosch	210	57,320
Britannia Industries	7,003	667,991
Cadila Healthcare	9,430	52,446
Castrol India	21,750	55,290

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2018
(unaudited)

COMMON STOCK (continued)

	Shares	Value
INDIA (continued)
Chennai Petroleum	33,000	$151,585
Cipla *	17,533	163,951
Colgate-Palmolive India	4,423	73,855
Container of India	9,904	96,648
Crompton Greaves Consumer Electricals	51,933	184,074
Cummins India	4,414	43,344
Dabur India	12,231	75,175
Datamatics Global Services	66,800	101,535
Divi’s Laboratories	3,200	53,629
Dixon Technologies India	2,222	89,118
Edelweiss Financial Services	70,028	315,955
Eicher Motors	215	87,141
Endurance Technologies	12,969	262,335
Eris Lifesciences *	14,386	148,933
Escorts	13,379	181,033
Firstsource Solutions	248,300	261,021
Ganesh Housing	48,700	73,100
GHCL	47,500	171,651
GlaxoSmithKline Consumer Healthcare	677	64,014
Godrej Properties *	5,850	60,964
Grasim Industries	4,036	60,329
Gujarat Industries Power	84,000	114,758
Gujarat Mineral Development	52,800	88,300
Havells India	12,289	113,669
HCL Technologies	8,560	120,451
HDFC Bank ADR	32,868	3,396,579
HealthCare Global Enterprises *	32,096	130,890
Hero MotoCorp	1,088	52,261
Hinduja Global Solutions	14,013	164,103
Hindustan Unilever	22,017	555,880
Housing Development & Infrastructure *	64,905	22,806
Housing Development Finance	5,185	150,807
HT Media	98,300	80,118
ICICI Prudential Life Insurance	53,353	325,589
Indian Bank	31,200	162,718
Indian Hotels	152,479	295,682
Indian Oil	31,152	74,648
Indraprastha Gas	10,900	48,305
IndusInd Bank	3,140	91,342
Infinite Computer Solutions India *	1,482	9,839
Infosys ADR	35,830	723,049
InterGlobe Aviation	3,998	54,194
IRB Infrastructure Developers	148,900	436,152
Jamna Auto Industries	131,978	163,755
Jindal Stainless Hisar *	2,429	4,496

COMMON STOCK (continued)

	Shares	Value
INDIA (continued)
Jindal Steel & Power	60,608	$181,551
JK Paper	56,700	104,370
JSW Steel	27,960	134,692
Jubilant Foodworks	13,882	284,355
Jubilant Life Sciences *	4,278	46,088
KAMA Holdings	209	12,731
Kotak Mahindra Bank	4,873	92,851
L&T Technology Services	12,409	265,372
Larsen & Toubro	18,622	353,590
Larsen & Toubro Infotech	9,224	251,882
Lemon Tree Hotels *	289,272	328,976
LIC Housing Finance	9,616	74,174
Lupin	5,900	70,917
Mahindra & Mahindra	9,654	131,742
Manappuram Finance	65,600	100,811
Marico	15,908	84,450
Maruti Suzuki India	3,533	490,421
Mindtree	13,135	178,545
MOIL	32,644	85,434
Nandan Denim	92,491	99,252
Natco Pharma	3,600	41,017
Nestle India	523	80,299
NHPC	749,470	259,526
NMDC	26,177	40,151
NR Agarwal Industries	15,500	95,505
NTPC	93,927	212,063
Oberoi Realty	36,668	265,228
Oil India	105,300	320,953
Oracle Financial Services Software	4,561	257,908
Page Industries	983	416,401
PDS Multinational Fashions *	7,636	29,838
Persistent Systems	11,900	144,954
Petronet LNG	75,099	250,909
Phoenix Mills	23,282	213,331
Pidilite Industries	5,818	95,299
Piramal Enterprises	2,470	96,508
Polyplex	22,544	147,075
Power Finance	127,000	161,652
Power Grid Corp of India	56,149	149,242
Prestige Estates Projects	10,716	39,552
Quess *	20,064	284,448
Rajesh Exports	8,965	74,185
Reliance Capital	20,500	126,118
Reliance Industries	233,976	4,045,935
Reliance Infrastructure	18,100	105,283
Security & Intelligence Services India	12,256	190,042
Shree Cement	258	64,017
Shriram Transport Finance	3,776	76,094
SJVN	400,100	157,214

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2018
(unaudited)

COMMON STOCK (continued)

	Shares	Value
INDIA (continued)
Sterlite Technologies	48,854	$245,530
Sun Pharmaceutical Industries	43,128	357,481
Syngene International	18,245	158,426
Tata Consultancy Services	63,367	1,792,555
Tata Power	92,670	100,728
Tech Mahindra	1,727	17,141
Titan	22,191	295,190
Torrent Power	11,100	38,914
Uflex	24,100	94,873
UltraTech Cement	1,100	67,261
United Spirits *	7,520	64,366
Vakrangee	99,239	69,091
Vardhman Textiles	8,700	153,631
Varun Beverages	40,428	443,618
Venky’s India	94	3,043
West Coast Paper Mills	73,923	298,931
Wipro	16,891	68,070
WNS Holdings ADR *	8,442	410,788
Yes Bank	32,085	172,129
Zensar Technologies	6,000	108,109

		30,284,227

INDONESIA — 0.7%
Ace Hardware Indonesia	2,071,200	188,160
Adaro Energy	758,600	100,217
AKR Corporindo	411,700	120,198
Aneka Tambang	938,800	59,570
Astra International	656,700	325,618
Bank Central Asia	532,058	858,783
Bank Pembangunan Daerah Jawa Timur	2,810,400	126,682
Bank Rakyat Indonesia Persero	4,472,231	952,132
Bank Tabungan Negara Persero	2,093,200	342,576
Bank Tabungan Pensiunan Nasional Syariah *	1,509,200	169,026
Bekasi Fajar Industrial Estate	4,561,000	75,911
Bumi Serpong Damai *	1,355,300	126,883
Ciputra Development	962,800	66,435
Erajaya Swasembada	1,969,000	426,025
Hanjaya Mandala Sampoerna	325,700	86,733
Hanson International *	4,952,300	44,990
Harum Energy	189,500	38,110
Indah Kiat Pulp & Paper	132,400	176,289
Indo Tambangraya Megah	165,200	326,218
Indofood CBP Sukses Makmur	100,800	60,990
Indofood Sukses Makmur	217,800	95,911
Japfa Comfeed Indonesia	1,626,700	242,539
Kalbe Farma	2,321,200	208,457
Kresna Graha Investama *	3,454,600	173,688

COMMON STOCK (continued)

	Shares	Value
INDONESIA (continued)
Lippo Karawaci	2,046,800	$51,951
Mandala Multifinance	334,400	41,626
Mitra Keluarga Karyasehat *	856,800	118,835
Mitra Pinasthika Mustika	573,500	38,180
Perusahaan Gas Negara Persero	1,980,200	233,449
Perusahaan Perkebunan London Sumatra Indonesia	2,908,300	202,694
PP Persero	754,600	108,847
PP Properti	1,920,000	19,307
Salim Ivomas Pratama	2,905,000	96,296
Samindo Resources TBK	564,700	33,091
Saratoga Investama Sedaya	28,500	7,530
Sarimelati Kencana *	1,972,000	172,311
Semen Baturaja Persero TBK, Cl B	229,300	51,203
Semen Indonesia Persero	184,800	97,398
Sentul City *	5,704,900	49,849
Sri Rejeki Isman	3,770,100	89,416
Surya Citra Media	302,900	43,061
Telekomunikasi Indonesia Persero	1,979,001	489,947
Tower Bersama Infrastructure	78,000	28,398
Tunas Baru Lampung	1,202,600	74,224
Unilever Indonesia	36,000	107,975
United Tractors	99,200	242,497
Waskita Karya Persero	644,100	94,694
Wijaya Karya Persero	492,600	52,949

		7,937,869

IRELAND — 0.6%
Accenture , Cl A	6,152	980,198
Bank of Ireland Group	27,268	234,200
C&C Group	940	3,781
CRH	8,173	279,830
Experian	6,419	157,888
Hibernia ‡	41,039	69,872
Icon *	2,494	347,065
Irish Residential Properties ‡	44,767	71,926
Kerry Group, Cl A	2,546	270,028
Paddy Power Betfair	1,446	157,674
Prothena *	7,000	104,020
Ryanair Holdings ADR *	36,874	3,886,520
Seagate Technology	15,300	805,086

		7,368,088

ISRAEL — 0.4%
Amot Investments	15,663	78,993
Azrieli Group	2,442	116,840
Bank Hapoalim	38,928	275,089
Bezeq The Israeli Telecommunication	383,263	405,890

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2018
(unaudited)

COMMON STOCK (continued)

	Shares	Value
ISRAEL (continued)
Check Point Software
Technologies *	1,700	$191,539
Delek Automotive Systems	7,068	37,340
Delta-Galil Industries	1,492	43,108
Elbit Systems	3,320	397,800
Frutarom Industries	7,580	765,183
Israel Discount Bank, Cl A	137,724	435,052
Jerusalem Oil Exploration *	1,795	90,576
Kenon Holdings	4,629	73,717
Melisron	1,774	69,661
Mizrahi Tefahot Bank	3,810	74,007
Nice *	1,433	156,209
Oil Refineries	133,566	61,469
Orbotech *	1,000	64,240
Paz Oil	1,185	169,060
Rami Levy Chain Stores Hashikma	1,610	76,155
Reit 1 ‡	23,983	94,046
Shufersal	19,586	118,246
SodaStream International *	2,400	209,520
Teva Pharmaceutical Industries	20,851	496,831
Teva Pharmaceutical Industries ADR	19,577	468,673
Tower Semiconductor *	–	7

		4,969,251

ITALY — 1.2%
ACEA	13,500	213,587
Amplifon	10,139	227,161
Ansaldo STS	5,099	75,127
Assicurazioni Generali	11,532	204,970
ASTM	4,600	125,330
Atlantia	37,547	1,113,879
Beni Stabili SIIQ ‡	66,788	58,964
Brembo	8,640	118,409
Buzzi Unicem	1,797	39,610
Cementir Holding	14,211	115,492
CNH Industrial	372,600	4,372,227
Datalogic	1,304	43,915
Davide Campari-Milano	31,570	266,166
De’ Longhi	2,186	64,314
DiaSorin	4,880	523,848
Ei Towers	6,519	434,509
Enel	174,528	973,478
Eni	50,789	977,794
ERG	4,679	105,269
EXOR	2,407	158,406
Ferrari	1,926	256,295
FNM	157,700	111,565
Infrastrutture Wireless Italiane	52,971	433,589

COMMON STOCK (continued)

	Shares	Value
ITALY (continued)
Interpump Group	5,761	$181,484
Intesa Sanpaolo	99,891	307,670
Iren	73,200	207,314
Italgas	13,912	80,054
Leonardo	8,392	100,585
Luxottica Group	3,463	234,463
Maire Tecnimont	59,153	306,977
Moncler	3,746	165,227
Parmalat	32,571	112,737
Pfeiffer Vacuum Technology	437	71,745
Poste Italiane	7,701	71,735
Prysmian	9,598	246,353
Recordati	8,067	301,671
Reply	1,108	75,017
Retelit	170,698	322,561
Snam	34,816	149,616
Tenaris	6,312	115,363
Terna Rete Elettrica Nazionale	19,596	109,760

		14,174,236

JAPAN — 4.2%
Activia Properties ‡	20	89,255
ADEKA	13,600	229,515
Advance Residence Investment ‡	37	96,260
Aeon Mall	5,300	92,619
Aica Kogyo	3,700	136,332
Aichi Steel	5,600	214,605
Aiphone	8,700	137,018
Air Water	3,500	63,730
Aisan Industry	11,600	105,506
Aisin Seiki	1,500	69,624
Ajinomoto	4,200	74,204
ANA Holdings	10,800	396,011
Arata	4,810	258,965
Araya Industrial	6,900	126,565
Asahi Group Holdings	13,100	635,230
Asahi Kasei	13,000	173,291
Asanuma	42,000	150,248
Astellas Pharma	18,400	299,083
Bridgestone	2,900	113,961
Calbee	4,000	132,362
Canon	5,900	190,854
Central Japan Railway	800	166,310
Chiba Bank	12,000	85,427
Chugai Pharmaceutical	1,305	66,175
Chugoku Electric Power	7,300	95,971
Citizen Watch	9,900	64,988
Concordia Financial Group	14,000	75,124
Cosmo Energy Holdings	13,500	475,696

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2018
(unaudited)

COMMON STOCK (continued)

	Shares	Value
JAPAN (continued)
Credit Saison	3,800	$59,099
Dai Nippon Printing	4,000	87,180
Daicel	12,000	131,789
Daiho	26,000	155,095
Daito Trust Construction	1,100	183,620
Daiwa House Industry	2,100	76,401
Daiwa House Investment, Cl A ‡	38	93,798
East Japan Railway	1,500	140,053
Eco’s	13,400	210,800
Eisai	3,000	257,085
FALCO HOLDINGS	6,500	110,625
Fancl	4,100	214,506
FANUC	5,925	1,161,526
Fast Retailing	200	87,198
FP	2,000	110,003
Frontier Real Estate Investment ‡	9	36,221
Fuji	6,400	112,758
Fuji Electric	57,973	426,184
FUJIFILM Holdings	2,600	106,986
Fukuoka Financial Group	10,000	54,644
GLP J-Reit ‡	84	89,698
Grandy House	26,000	113,241
Gunma Bank	54,800	291,117
Hachijuni Bank	8,400	36,961
Hirose Electric	882	107,198
Hiroshima Bank	11,000	75,652
Hisamitsu Pharmaceutical	700	51,084
Hokkaido Electric Power	11,000	70,831
Hokko Chemical Industry	21,800	118,929
Hokkoku Bank	1,400	59,160
Hokuetsu	22,000	122,774
Hokuriku Electric Power	4,700	49,264
Hoshizaki	200	20,140
House Foods Group	6,400	202,048
IBJ Leasing	5,600	144,038
Ichikoh Industries	59,408	786,333
Idemitsu Kosan	3,400	152,949
ITOCHU	145,400	2,574,717
Itoham Yonekyu Holdings	19,000	154,461
Japan Aviation Electronics Industry	17,000	292,519
Japan Exchange Group	3,800	67,460
Japan Hotel Investment, Cl A ‡	127	93,022
Japan Post Holdings	4,000	44,073
Japan Prime Realty Investment ‡	24	86,393
Japan Real Estate Investment ‡	23	120,333

COMMON STOCK (continued)

	Shares	Value
JAPAN (continued)
Japan Retail Fund Investment ‡	55	$100,295
JBCC Holdings	12,200	143,696
Jichodo	1,400	104,297
JSR	2,800	53,614
JTEKT	17,200	247,967
JXTG Holdings	92,650	679,038
Kaga Electronics	6,500	145,097
Kaken Pharmaceutical	12,400	642,096
Kamigumi	3,500	73,121
Kaneka	36,000	316,165
Kansai Electric Power	22,600	320,966
Kao	3,200	232,870
KDDI	34,200	952,150
Keio	3,000	147,029
Kewpie	4,500	111,640
Keyence	4,263	2,245,972
Kirin Holdings	7,000	178,858
Kitagawa Iron Works	5,600	135,023
Kitano Construction	35,000	124,894
Kobayashi Pharmaceutical	2,300	191,504
Konami Holdings	1,700	79,819
Konica Minolta	26,900	240,817
Kose	1,544	295,364
Kuraray	8,600	121,138
Kyowa Exeo	15,100	408,510
Kyowa Hakko Kirin	6,800	128,745
Kyushu Financial Group	7,810	39,953
Leopalace21	29,400	161,442
M3	2,700	102,504
Makino Milling Machine	12,000	96,373
Makita	2,600	116,496
Maruichi Steel Tube	1,800	61,897
Mebuki Financial Group	12,870	45,810
MEIJI Holdings	1,100	86,375
MINEBEA MITSUMI	12,890	229,983
Miraca Holdings	2,200	63,748
Mitsubishi Gas Chemical	4,500	100,210
Mitsubishi Motors	7,700	58,534
Mitsubishi Tanabe Pharma	6,100	114,128
Mitsui	41,648	695,965
Miura	9,743	254,696
Mizuho Financial Group	435,500	757,933
Mory Industries	3,900	119,635
MS&AD Insurance Group Holdings	2,200	67,132
NEC	1,900	52,676
NET One Systems	14,283	310,786
NH Foods	3,000	119,125
Nichias	14,049	173,390
Nidec	1,100	159,174

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2018
(unaudited)

COMMON STOCK (continued)

	Shares	Value
JAPAN (continued)
Nintendo	2,900	$953,396
Nippon Building Fund ‡	24	133,506
Nippon Chemi-Con	5,200	180,906
Nippon Prologis ‡	49	99,082
Nippon Shinyaku	1,000	56,790
Nippon Telegraph & Telephone	45,800	2,116,839
Nishi-Nippon Financial Holdings	13,200	157,245
Nissan Chemical	2,200	98,278
Nisshin Seifun Group	9,900	193,458
Nissin Electric	11,500	99,454
Nissin Foods Holdings	900	62,058
Nitori Holdings	2,100	316,742
Nittoc Construction	21,200	134,615
NOF	2,100	69,020
NOK	8,903	178,195
Nomura Real Estate Holdings	10,400	226,481
Nomura Real Estate Master Fund ‡	81	114,747
Nomura Research Institute	1,430	68,549
Noritz	3,800	63,891
NTT Data	5,000	56,924
NTT DOCOMO	26,700	686,036
Obic	1,100	94,245
Odakyu Electric Railway	6,000	126,852
Okinawa Electric Power	7,012	152,638
Ono Pharmaceutical	5,000	117,806
Onward Holdings	8,000	54,304
Oracle Japan	1,900	159,388
Oriental Land	700	75,938
Orix JREIT ‡	64	99,708
Osaka Gas	12,000	230,202
Otsuka	2,600	101,382
Otsuka Holdings	5,700	262,532
Paltac	7,122	375,798
Plenus (B)	6,300	101,756
Recruit Holdings	105,607	2,885,386
Resona Holdings	144,500	821,782
Ricoh	5,700	55,463
Ryoden	8,300	130,867
Ryohin Keikaku	543	174,096
Sakai Heavy Industries	3,500	117,381
Sakai Ovex	6,800	155,807
San-In Godo Bank	23,600	220,983
Sanko Metal Industrial	3,500	111,121
Santen Pharmaceutical	5,400	90,068
Sawai Pharmaceutical	800	37,705
SCREEN Holdings	3,700	269,687
Sekisui House	3,700	62,921
Seven Bank	19,500	58,946

COMMON STOCK (continued)

	Shares	Value
JAPAN (continued)
Shimadzu	16,041	$456,203
Shimamura	500	46,774
Shin-Etsu Chemical	2,500	251,979
Shinsei Bank	4,600	72,364
Shizuoka Bank	5,000	46,148
Showa	10,600	177,844
Showa Denko	6,800	323,534
Showa Shell Sekiyu	8,600	140,904
SoftBank Group	5,400	447,203
Soken Chemical & Engineering	7,300	132,988
Sompo Holdings	2,900	117,592
Sumitomo	69,200	1,135,644
Sumitomo Metal Mining	3,000	107,723
Sumitomo Mitsui Financial Group	6,700	266,346
Sumitomo Osaka Cement	33,000	157,009
Sundrug	800	31,981
Suruga Bank	4,200	37,600
T&D Holdings	4,500	67,008
T&K Toka	11,600	133,621
Tachibana Eletech	8,100	140,608
Taiheiyo Cement	1,800	56,585
Taisho Pharmaceutical Holdings	1,300	146,841
Takashimaya	10,000	83,531
Takeda Pharmaceutical	5,700	238,318
TechnoPro Holdings	7,970	505,364
Teijin	3,000	55,806
Terumo	3,100	169,950
Toa Oil	89,000	189,438
Toho Gas	3,800	129,312
Tohoku Electric Power	11,000	139,597
Tokai Rika	41,600	860,164
Tokio Marine Holdings	2,700	128,003
Tokyo Electron	3,600	616,715
Tokyo Gas	14,400	350,744
Tokyo Tatemono	25,550	342,982
Tomoku	7,800	144,190
Toray Industries	15,000	116,161
Towa Bank	16,200	173,134
Toyo Suisan Kaisha	2,000	72,262
Toyota Motor	9,860	644,165
Trend Micro	1,400	82,511
United Urban Investment ‡	70	108,554
USS	6,900	130,576
Wacoal Holdings	4,500	123,754
Yachiyo Industry	10,300	118,093
Yahoo Japan (B)	12,900	49,032
Yamaguchi Financial Group	24,000	271,735
Yokogawa Electric	4,800	85,040

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2018
(unaudited)

COMMON STOCK (continued)

	Shares	Value
JAPAN (continued)
Yotai Refractories	27,400	$190,402
Yushiro Chemical Industry	9,900	141,043

		50,929,594

KENYA — 0.0%
Safaricom	595,900	166,105

MALAYSIA — 0.7%
AirAsia	74,400	65,157
Allianz Malaysia	8,400	25,954
AMMB Holdings	249,500	246,738
Apex Healthcare	5,000	8,733
Asia File	11,700	7,915
Astro Malaysia Holdings	94,800	42,678
Batu Kawan	1,800	7,705
Berjaya Sports Toto	186,300	108,159
Capitaland Malaysia Mall Trust ‡	92,100	27,868
CCM Duopharma Biotech	18,433	5,578
CSC Steel Holdings	19,700	6,446
Dialog Group	101,400	82,816
DiGi.Com	117,800	131,855
Favelle Favco	42,500	26,765
Fraser & Neave Holdings	6,400	58,789
Gamuda	34,900	33,226
Genting	171,800	369,803
Genting Malaysia	132,900	165,430
Globetronics Technology	100,600	61,870
Hai-O Enterprise, Cl O	48,300	52,280
HAP Seng Consolidated	16,100	38,814
Heineken Malaysia	8,900	49,612
Hengyuan Refining	78,300	131,174
Hong Leong Bank	24,116	113,075
I-BHD	118,300	15,570
IGB ‡	100,100	43,094
IHH Healthcare	114,200	166,033
IJM	102,000	49,181
IOI Properties Group	134,500	62,866
Kim Loong Resources	55,300	18,910
KLCCP Stapled Group	34,200	64,782
Kuala Lumpur Kepong	9,700	59,083
Kumpulan Fima	88,800	37,573
Magni-Tech Industries	73,000	86,199
Magnum	281,400	152,295
Malayan Banking	138,500	334,240
Malaysia Airports Holdings	141,300	321,531
Malaysian Pacific Industries	143,700	379,665
Maxis	46,500	66,232
MISC	36,400	59,816
My EG Services	212,100	64,700
Padini Holdings	286,100	422,288

COMMON STOCK (continued)

	Shares	Value
MALAYSIA (continued)
Pantech Group Holdings	1,331,800	$173,642
Paramount	218,400	99,932
Petron Malaysia Refining & Marketing	89,500	173,276
Petronas Chemicals Group	119,200	261,859
Petronas Dagangan	26,100	173,230
PPB Group	22,440	91,085
Public Bank	43,391	256,824
Sarawak Oil Palms	120,900	92,199
Scientex	31,600	61,412
Sime Darby Plantation	59,800	77,232
Sunway ‡	254,737	100,110
Sunway Construction Group .	1,680	789
Supermax	225,300	242,204
Ta Ann Holdings	125,500	79,344
Telekom Malaysia	64,900	63,383
Tenaga Nasional	385,100	1,485,453
Top Glove	61,600	153,659
Unisem M	468,700	302,090
ViTrox	6,000	9,447
VS Industry	219,375	90,664
Yinson Holdings	102,500	116,242

		8,376,574

MEXICO — 0.6%
Alpek, Cl A	44,400	74,970
Alsea	100,800	347,326
America Movil ADR, Cl L	26,336	450,609
Arca Continental	34,168	226,885
Banco del Bajio	103,500	245,120
Becle	45,400	63,285
Bio Pappel *	41,926	46,363
Cemex *	1	1
Cemex ADR *	27,970	208,377
Cia Minera Autlan	53,335	48,934
Coca-Cola Femsa	6,900	43,167
Concentradora Fibra Danhos ‡	25,800	42,511
Concentradora Hipotecaria SAPI ‡	36,100	34,012
Consorcio ARA	360,187	133,734
El Puerto de Liverpool	8,400	62,625
Fibra Uno Administracion ‡	161,800	233,701
Genomma Lab Internacional, Cl B *	19,000	15,108
Gentera	49,400	53,329
Gruma, Cl B	3,300	42,654
Grupo Aeroportuario del Centro Norte ADR	5,002	242,547
Grupo Aeroportuario del Pacifico, Cl B	33,400	315,941
Grupo Aeroportuario del Sureste, Cl B	4,600	82,163

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2018
(unaudited)

COMMON STOCK (continued)

	Shares	Value
MEXICO (continued)
Grupo Cementos de Chihuahua	27,300	$175,963
Grupo Elektra DE	2,105	78,751
Grupo Financiero Banorte, Cl O	117,129	816,984
Grupo Financiero Inbursa, Cl O	1,926	3,178
Grupo Lala, Cl B	27,800	29,578
Grupo Mexico	63,800	200,837
Grupo Sanborns	100,700	106,385
Grupo Televisa	39,200	155,978
Grupo Televisa ADR	6,900	137,172
Industrias Bachoco	14,679	72,459
Industrias Penoles	6,500	110,206
Infraestructura Energetica Nova	12,800	62,641
Inmobiliaria Vesta	27,100	42,167
Kimberly-Clark de Mexico, Cl A	21,300	39,222
Macquarie Mexico Real Estate Management ‡	39,400	43,273
Mexichem	26,213	91,728
Nemak	289,000	238,330
PLA Administradora Industrial S de RL ‡	58,500	91,339
Prologis Property Mexico ‡	559,665	1,113,459
Promotora y Operadora de Infraestructura	6,000	61,977
Rassini	27,000	98,771
Regional	3,800	23,155
Wal-Mart de Mexico	265,910	776,283

		7,583,198

NETHERLANDS — 2.1%
Aalberts Industries	11,181	507,288
ABN AMRO Group	2,780	77,043
Accell Group	2,307	48,019
Aegon	133,200	878,779
Akzo Nobel	5,448	503,914
Altice, Cl A *	23,925	79,789
Altice, Cl B *	4,835	16,034
AMG Advanced Metallurgical Group	1,912	113,131
ASM International	2,408	139,212
ASML Holding	13,277	2,848,908
ASML Holding, Cl G	4,360	933,040
Basic-Fit * (C)	2,004	65,380
Cimpress *	1,100	160,677
Corbion	3,291	112,756
Core Laboratories	16,697	1,872,068
Eurocommercial Properties ‡	1,243	52,616
Euronext	1,166	72,468
Gemalto	504	29,397

COMMON STOCK (continued)

	Shares	Value
NETHERLANDS (continued)
Heineken	2,229	$225,564
ING Groep	107,974	1,654,243
InterXion Holding *	33,954	2,202,935
James Hardie Industries	18,672	298,255
Koninklijke Ahold Delhaize	17,493	445,006
Koninklijke KPN	95,353	275,964
Koninklijke Philips Electronics	11,633	510,656
Koninklijke Vopak	1,666	78,471
LyondellBasell Industries, Cl A	8,000	886,320
NN Group	34,053	1,505,981
OCI *	95,638	2,892,021
RELX	21,562	468,843
Royal Dutch Shell, Cl A	20,041	687,867
Royal Dutch Shell, Cl B	14,747	517,097
SBM Offshore	3,985	61,906
Signify	9,300	257,953
TKH Group	1,362	85,286
TomTom *	9,801	100,396
Unibail-Rodamco-Westfield ‡	2,317	514,374
Unilever	18,264	1,051,614
uniQure *	5,371	165,910
Van Lanschot Kempen	6,400	176,618
Vastned Retail ‡	930	42,249
Wolters Kluwer	5,236	315,686
Yandex, Cl A *	28,348	1,019,394

		24,951,128

NEW ZEALAND — 0.2%
a2 Milk *	50,769	361,958
Auckland International
Airport	30,774	140,012
Contact Energy	9,672	38,104
Fisher & Paykel Healthcare	6,523	65,802
Fletcher Building	40,442	193,783
Goodman Property Trust ‡	56,953	57,646
Heartland Bank	73,546	85,720
Infratil	18,285	43,122
Mercury NZ	18,716	42,863
New Zealand Refining	124,800	206,704
Precinct Properties New Zealand ‡	52,735	49,603
Property for Industry ‡	36,302	42,806
Ryman Healthcare	6,555	54,374
SKYCITY Entertainment Group	33,207	89,630
Spark New Zealand	50,521	133,264
Summerset Group Holdings	10,482	55,227
Trade Me Group	10,649	35,203
Warehouse Group	47,400	65,262
Z Energy	25,533	124,955

		1,886,038

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2018
(unaudited)

COMMON STOCK (continued)

	Shares	Value
NORWAY — 0.4%
AF Gruppen	1,866	$28,939
Aker BP	1,813	64,815
Atea	13,329	190,539
Austevoll Seafood	6,883	100,250
DNB	12,504	252,252
Elkem *	64,005	297,008
Entra	15,634	228,090
Equinor	9,933	263,771
Europris	25,758	66,948
Gjensidige Forsikring	6,010	96,450
Kongsberg Gruppen	7,589	154,261
Marine Harvest	13,760	300,871
Nordic Nanovector *	2,493	19,500
Nordic Semiconductor *	27,370	164,757
Norsk Hydro	10,007	57,049
Petroleum Geo-Services *	78,321	382,452
Salmar	9,131	465,917
Sbanken	22,694	219,799
Scatec Solar	6,090	46,888
Schibsted, Cl B	7,746	251,658
SpareBank 1 SR-Bank	23,100	256,583
Telenor	17,668	345,491
Tomra Systems	8,778	181,443
Wilh Wilhelmsen Holding, Cl A	2,203	55,098
XXL (C)	9,571	58,670
Yara International	7,491	330,529

		4,880,028

PAKISTAN — 0.0%
Engro Fertilizers	282,000	180,175
Millat Tractors	9,300	88,625
Nishat Mills	73,500	81,927
Packages	21,200	85,570

		436,297

PANAMA — 0.0%
Copa Holdings, Cl A	6,200	603,508

PERU — 0.0%
Credicorp	1,425	325,997
Empresa Siderurgica del Peru SAA *	111,989	24,303
Ferreycorp SAA	81,200	58,573

		408,873

PHILIPPINES — 0.3%
Aboitiz Equity Ventures	54,000	58,317
Aboitiz Power	110,300	77,265
Bank of the Philippine Islands	54,514	100,600
BDO Unibank	137,606	342,039
Bloomberry Resorts	1,200,900	236,991
Cebu Air	61,470	81,431
CEMEX Holdings Philippines *	382,000	22,227

COMMON STOCK (continued)

	Shares	Value
PHILIPPINES (continued)
D&L Industries	176,200	$33,777
DMCI Holdings	836,300	185,827
DoubleDragon Properties *	43,330	21,173
East West Banking *	289,650	78,760
Emperador	333,500	45,719
Globe Telecom	5,685	196,441
Integrated Micro-Electronics	156,400	41,232
Jollibee Foods	35,910	182,576
Lopez Holdings	1,340,500	95,416
LT Group	134,000	45,419
Manila Electric	10,320	73,768
Manila Water	79,900	39,871
Megawide Construction	670,563	241,683
Metro Pacific Investments	379,800	33,685
Pepsi-Cola Products Philippines	280,000	11,863
Philex Mining	206,900	17,260
PLDT	4,355	109,644
Robinsons Land	99,085	36,533
San Miguel	88,130	231,008
San Miguel Food and Beverage	184,700	241,026
Semirara Mining & Power, Cl A	341,160	203,649
SM Investments	10,950	195,886
SM Prime Holdings	196,600	139,754
Top Frontier Investment Holdings *	6,260	30,531
Universal Robina	88,040	212,205
Vista Land & Lifescapes	254,900	28,800
Wilcon Depot	1,749,880	392,780

		4,085,156

POLAND — 0.3%
Agora	5,911	16,821
Amica	2,400	81,823
Asseco Poland	5,101	64,371
Atal	895	8,571
Bank Handlowy w Warszawie	2,141	43,937
Bank Millennium *	17,123	43,057
Bank Polska Kasa Opieki	2,401	73,481
Bank Zachodni WBK	1,076	107,991
Boryszew *	40,500	74,801
Budimex	623	21,274
CD Projekt *	2,275	122,941
Ciech	1,858	28,292
Cyfrowy Polsat	12,474	81,096
Dino Polska *	26,497	726,462
Dom Development	1,398	28,000
Energa	80,400	196,892
Fabryki Mebli Forte *	3,528	44,405
Grupa Azoty	4,345	49,529

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2018
(unaudited)

COMMON STOCK (continued)

	Shares	Value
POLAND (continued)
Grupa Kety	447	$39,200
ING Bank Slaski	1,293	67,928
Jastrzebska Spolka Weglowa *	4,135	89,269
KRUK	802	47,707
LPP	38	93,318
Lubelski Wegiel Bogdanka	3,231	54,812
Neuca	1,225	85,640
Orange Polska	41,350	56,345
Orbis	301	7,363
PGE Polska Grupa Energetyczna	55,587	149,512
PLAY Communications	5,012	29,348
Polimex-Mostostal *	27,774	30,702
Polski Koncern Naftowy ORLEN	25,515	646,759
Polskie Gornictwo Naftowe i Gazownictwo	15,801	23,866
Powszechny Zaklad Ubezpieczen	10,902	125,286
Tauron Polska Energia	278,050	171,180
Zespol Elektrowni Patnow Adamow Konin	9,427	24,117

		3,556,096

PORTUGAL — 0.2%
Banco Comercial Portugues, Cl R *	794,974	249,504
Banco Espirito Santo *(D)(E)	66,989	78
CTT-Correios de Portugal	37,897	133,210
EDP - Energias de Portugal	51,164	208,741
Galp Energia SGPS	12,796	263,198
Jeronimo Martins SGPS	13,387	199,276
Mota-Engil SGPS *	108,283	362,767
Navigator	46,046	262,972
NOS SGPS	37,360	217,647
Pharol SGPS *	220,092	59,322
REN - Redes Energeticas Nacionais SGPS	5,278	15,467
Semapa-Sociedade de Investimento e Gestao	2,573	60,475

		2,032,657

PUERTO RICO — 0.1%
OFG Bancorp	17,400	289,710
Popular	3,100	153,853
Triple-S Management, Cl B *	13,800	490,038

		933,601

RUSSIA — 0.7%
Alrosa PJSC	124,890	194,708
Gazprom Neft PJSC ADR	8,357	216,864
Lenta GDR *	55,545	277,170
LUKOIL PJSC ADR	24,761	1,773,089
Magnit PJSC GDR	2,870	47,125

COMMON STOCK (continued)

	Shares	Value
RUSSIA (continued)
Mail.Ru Group GDR *	2,136	$57,886
MegaFon PJSC GDR *	3,302	31,534
Mobile TeleSystems PJSC ADR	12,200	106,994
Novatek GDR	3,806	605,535
Novolipetsk Steel GDR	13,816	357,282
PhosAgro PJSC GDR	5,713	75,240
QIWI ADR	4,700	74,213
Rosneft Oil PJSC GDR	47,798	315,467
Rostelecom PJSC ADR	15,333	104,724
Sberbank of Russia PJSC ADR	120,268	1,694,576
Severstal PJSC GDR	13,900	227,287
Surgutneftegas ADR	84,498	430,149
Tatneft PJSC ADR	24,533	1,692,777
TCS Group Holding GDR	22,696	485,694
VTB Bank PJSC GDR	79,310	123,724

		8,892,038

SINGAPORE — 0.5%
Ascendas ‡	92,000	185,845
CapitaLand Commercial Trust ‡	44,700	57,461
CapitaLand Mall Trust ‡	66,000	104,720
Centurion	290,300	94,894
CITIC Envirotech	322,900	148,244
ComfortDelGro	21,000	36,251
DBS Group Holdings	85,712	1,684,208
Ellipsiz	229,900	79,372
Ezion Holdings *	171,200	10,186
Flex *	51,733	722,193
Genting Singapore	256,000	240,702
Haw Par	9,100	92,247
Hong Leong Finance	67,400	132,686
Hutchison Port Holdings Trust, Cl U	100,500	25,628
Keppel ‡	47,560	40,875
Keppel Infrastructure Trust	124,000	47,365
M1	55,000	66,258
Mapletree Commercial Trust ‡	58,000	69,020
mm2 Asia *	132,400	42,793
Olam International	55,500	90,913
Raffles Medical Group	35,200	28,959
SATS	19,700	75,104
Sheng Siong Group	70,400	55,333
Singapore Airlines	6,400	46,354
Singapore Exchange	10,300	56,291
Singapore Post	96,000	94,494
Singapore Press Holdings	84,300	180,198
Singapore Technologies Engineering	31,000	77,879
Singapore Telecommunications	172,100	405,804
Sunningdale Tech	102,600	103,252

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2018
(unaudited)

COMMON STOCK (continued)

	Shares	Value
SINGAPORE (continued)
Suntec Real Estate Investment Trust ‡	27,900	$37,710
United Overseas Bank	6,900	136,951
Venture	4,400	53,911
Wilmar International	127,600	293,376
Yanlord Land Group	316,300	353,161

		5,970,638

SOUTH AFRICA — 1.0%
Adcock Ingram Holdings	28,700	140,040
AECI	7,859	63,176
African Rainbow Minerals	13,600	117,249
Allied Electronics, Cl A *	11,536	13,755
Anglo American Platinum	1,946	59,780
AngloGold Ashanti	4,578	39,969
Ascendis Health	39,312	30,482
Aspen Pharmacare Holdings	7,858	152,177
Attacq *	32,169	41,043
AVI	8,181	68,033
Barloworld	11,700	112,668
Bid	8,574	171,591
Bidvest Group	13,729	195,287
Blue Label Telecoms	34,283	24,031
Clicks Group	77,822	1,142,197
Comair	22,655	8,430
Combined Motor Holdings	9,963	20,278
Corporate Real Estate ‡	90,826	30,902
Discovery	5,521	71,279
Emira Property Fund ‡	73,132	86,864
EOH Holdings	6,099	19,222
EPP	34,089	47,558
Exxaro Resources	75,858	746,050
FirstRand	19,720	103,741
Gold Fields	17,127	62,486
Group	40,130	348,956
Growthpoint Properties ‡	99,626	197,852
Hosken Consolidated Investments	16,504	175,976
Hulamin	178,974	67,145
Impala Platinum Holdings *	31,748	46,992
KAP Industrial Holdings	85,302	46,319
Kumba Iron Ore	14,654	323,529
Liberty Holdings	24,900	218,413
Life Healthcare Group Holdings	40,513	73,842
Mediclinic International	14,317	96,226
Merafe Resources	1,671,240	192,921
Metair Investments	65,900	77,573
MiX Telematics ADR (B)	5,711	100,057
MMI Holdings	15,937	20,576
Mondi	11,209	307,374
Mr Price Group	19,849	354,456

COMMON STOCK (continued)

	Shares	Value
SOUTH AFRICA (continued)
Naspers, Cl N	10,116	$2,490,683
Netcare	49,850	102,369
Pick n Pay Stores	113,056	639,570
Raubex Group	4,746	7,155
Remgro	8,550	141,014
Resilient ‡	10,542	41,391
Reunert	7,986	49,490
RMB Holdings	20,680	129,396
Sappi	43,069	306,970
Shoprite Holdings	8,848	146,272
Sibanye Gold	66,617	40,474
SPAR Group	1,707	24,836
Standard Bank Group	23,588	365,173
Steinhoff International Holdings *	11,058	2,091
Telkom SOC	50,253	192,310
Tiger Brands	4,784	127,161
Tongaat Hulett	35,612	228,479
Tsogo Sun Holdings	97,700	161,454
Vodacom Group	8,826	94,008
Vukile Property Fund ‡	28,205	41,855
Wilson Bayly Holmes-Ovcon	11,880	125,373
Woolworths Holdings	11,784	45,785

		11,719,804

SOUTH KOREA — 3.0%
Amorepacific	2,598	621,253
AMOREPACIFIC Group	792	67,826
Asia Cement	900	108,613
BGF	492	4,183
BGF retail	263	39,733
BNK Financial Group	19,600	157,164
Busan City Gas	391	12,740
Cafe24 *	2,873	410,924
Celltrion *	3,481	844,850
Cheil Worldwide	3,148	56,845
Chongkundang Holdings	3,600	208,859
CJ	523	65,688
CJ CheilJedang	430	129,924
CJ Logistics *	2,879	388,619
CKD Bio	12,300	212,211
Coway	1,481	124,183
CrystalGenomics *	4,096	58,585
Cymechs	24,600	241,899
Dae Hyun	42,800	97,947
Daeduck Electronics	12,200	92,810
Daehan Steel	11,300	77,579
Daelim Industrial	826	57,890
Daewon San Up	6,987	41,973
Daewoo Engineering & Construction *	9,587	48,678

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2018
(unaudited)

COMMON STOCK (continued)

	Shares	Value
SOUTH KOREA (continued)
Daihan Pharmaceutical	3,300	$125,817
Daishin Securities	26,200	274,027
DB Insurance	988	56,967
Dentium	6,469	526,241
Dong-A ST, Cl A	599	51,244
Dong-Ah Geological Engineering	8,900	127,296
Dongil Industries	125	7,207
Dongkuk Industries	28,400	80,606
Dongkuk Steel Mill	4,661	31,875
Dongsuh	1,830	41,715
Dongwon Industries	400	113,708
Douzone Bizon	9,729	472,252
Eugene	19,400	117,581
Fila Korea	4,105	116,326
Foosung *	16,328	169,316
Green Cross	1,680	267,322
GS Engineering & Construction	2,698	109,256
GS Holdings	8,010	385,230
GS Retail	1,656	49,222
Halla Holdings	2,008	83,020
Hankook Tire	1,570	62,314
Hanmi Science ltd	1,646	101,969
Hanon Systems	9,515	91,012
Hansae	2,944	43,819
Hansol Chemical	671	46,487
Hanssem	863	74,369
Hanwha	9,100	261,534
Hanwha Aerospace *	1,602	32,293
Hanwha Chemical	10,904	206,159
Hanwha Life Insurance	6,954	32,139
HDC Hyundai Engineering Plastics	15,300	81,516
HLB *	712	43,344
HwaSung Industrial	18,400	227,810
Hyosung	1,345	53,504
Hyosung Advanced Materials *	437	66,356
Hyosung Chemical *	311	46,836
Hyosung Heavy Industries *	909	42,985
Hyosung TNC *	422	83,889
Hyundai BNG Steel	8,600	84,182
Hyundai Department Store	2,900	255,093
Hyundai Engineering & Construction	1,657	86,653
Hyundai Glovis	558	68,338
Hyundai Marine & Fire Insurance	24,357	798,001
Hyundai Mobis	1,354	275,968
Hyundai Motor Securities	9,500	81,782
Hyundai Steel	2,150	103,209

COMMON STOCK (continued)

	Shares	Value
SOUTH KOREA (continued)
Industrial Bank of Korea	5,256	$73,532
INTOPS	27,600	224,027
JB Financial Group	7,133	37,940
Kangwon Land	3,282	76,281
KB Financial Group	16,066	769,801
KB Financial Group ADR	8,400	405,300
KC	5,400	81,098
KEPCO Plant Service & Engineering	1,117	34,399
Kginicis	7,769	130,218
Kia Motors	6,340	179,661
Koh Young Technology	4,996	486,805
Kolon Industries	936	51,207
Korea Autoglass	9,700	104,921
Korea Electric Power	12,662	376,923
Korea Kolmar	743	45,298
Korea Real Estate Investment & Trust	68,091	174,998
Korea Zinc	399	147,130
Korean Air Lines	2,371	61,890
Korean Reinsurance	3,993	39,443
Kortek	7,700	119,769
KPX Chemical	1,600	94,256
KT&G	13,021	1,286,212
Kumho Petrochemical	526	53,134
LF	4,900	120,458
LG	2,366	159,475
LG Chemical	926	310,419
LG Display	6,305	119,770
LG Electronics	6,437	430,418
LG Household & Health Care	137	148,188
LG Uplus	32,600	448,791
Lotte	1,214	57,083
Lotte Chemical	400	128,548
Lotte Chilsung Beverage	48	60,115
Lotte Confectionery	100	14,124
LOTTE Fine Chemical	1,448	79,607
LS	1,669	111,898
Macquarie Korea Infrastructure Fund	13,535	109,500
Mando	1,120	41,951
Medy-Tox	1,963	1,259,591
Meritz Fire & Marine Insurance	2,426	39,904
NAVER	747	478,123
NongShim	172	45,204
OCI	582	51,403
Orion	769	91,773
Ottogi	137	108,018
Paradise	2,486	39,113
Poongsan	5,101	149,111

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2018
(unaudited)

COMMON STOCK (continued)

	Shares	Value
SOUTH KOREA (continued)
Poongsan Holdings	2,200	$83,583
POSCO	110	32,499
POSCO Chemtech	6,048	266,812
POSCO Coated & Color Steel	4,100	81,916
Posco ICT	12,756	78,225
PSK	6,400	134,162
Pureun Mutual Savings Bank	1,651	11,659
S&T Holdings	1,435	16,227
S-1, Cl 1	746	57,818
Samsung C&T	1,757	193,974
Samsung Card	10,180	322,149
Samsung Electro-Mechanics	6,977	957,377
Samsung Electronics	113,751	4,702,976
Samsung Electronics GDR	485	498,580
Samsung Engineering *	6,323	96,090
Samsung Fire & Marine Insurance	797	194,503
Samsung Life Insurance	1,874	161,325
Samsung SDI	4,487	918,538
Samsung SDS	4,119	771,403
Samsung Securities	2,500	72,632
SeAH Holdings	447	52,746
SeAH Steel	4,400	270,219
Shinhan Financial Group	8,220	320,012
Shinsegae	255	75,681
Silla	6,200	78,148
SK Chemicals *	528	42,338
SK Discovery	492	14,580
SK Holdings	705	166,064
SK Hynix	21,682	1,672,692
SK Innovation	3,058	542,630
SK Materials	408	66,125
SK Telecom	702	157,199
SK Telecom ADR	26,055	645,903
SKC	2,119	81,263
SKCKOLONPI	8,996	410,938
S-Oil	2,522	264,904
Tovis	20,700	152,662
Woori Bank	6,791	102,595
Yuhan	1,675	333,907
Zeus	6,800	103,035

		35,591,682

SPAIN — 1.0%
Aena SME	15,769	2,865,482
Almirall	9,931	142,140
Amadeus IT Group, Cl A	10,393	887,169
Bankia	30,143	118,819
Bankinter	8,632	83,395
Bolsas y Mercados Espanoles SHMSF	1,698	54,682

COMMON STOCK (continued)

	Shares	Value
SPAIN (continued)
CaixaBank	44,860	$207,572
Cellnex Telecom	4,989	132,487
Cia de Distribucion Integral Logista Holdings	2,605	61,715
Construcciones y Auxiliar de Ferrocarriles	1,312	58,299
Distribuidora Internacional de Alimentacion	162,200	362,834
Ebro Foods	13,367	289,167
Enagas	5,059	141,504
Ence Energia y Celulosa	21,300	201,000
Ercros	34,470	196,780
Fluidra	13,911	195,852
Gestamp Automocion	18,872	142,117
Grifols	16,838	489,282
Grupo Catalana Occidente	3,014	128,817
Iberdrola	41,342	321,481
Industria de Diseno Textil	57,974	1,901,554
Inmobiliaria Colonial Socimi ‡	34,876	375,807
Lar Espana Real Estate Socimi ‡	7,310	77,786
Liberbank *	244,858	144,307
Masmovil Ibercom *	3,413	385,927
Naturhouse Health SAU	19,700	78,092
Prosegur Cash	24,351	65,492
Prosegur Cia de Seguridad	6,681	44,452
Red Electrica	16,828	356,954
Repsol	28,670	569,089
Siemens Gamesa Renewable Energy *	4,178	59,041
Tecnicas Reunidas	742	25,075
Telefonica	51,229	460,724
Tubacex *	23,064	84,955
Vidrala	1,121	107,357

		11,817,206

SWEDEN — 1.1%
Alfa Laval	2,574	70,754
Assa Abloy, Cl B	6,651	131,879
Atlas Copco, Cl B	1,277	33,468
Attendo	7,391	66,824
Axfood	9,380	190,044
Bilia, Cl A	93,000	794,307
BillerudKorsnas	9,996	119,196
BioGaia, Cl B	1,360	66,740
Biotage	4,469	56,212
Bonava, Cl B	6,282	82,374
Byggmax Group	22,800	108,776
Capio	8,334	49,760
Castellum	7,198	129,873
Catena Media *	3,200	42,252
Com Hem Holding	40,045	715,923

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2018
(unaudited)

COMMON STOCK (continued)

	Shares	Value
SWEDEN (continued)
D Carnegie, Cl B *	3,963	$73,915
Dios Fastigheter	7,100	45,339
Dometic Group	13,847	134,644
Elekta, Cl B	60,507	849,498
Epiroc, Cl B *	1,277	13,533
Essity, Cl B	11,785	294,727
Fabege	13,086	185,315
Getinge, Cl B	9,000	97,032
Granges	8,580	107,434
Hemfosa Fastigheter	12,700	174,332
Hennes & Mauritz, Cl B	10,293	160,138
Hexpol	16,200	174,105
Holmen, Cl B	8,092	180,265
Hufvudstaden, Cl A	7,488	115,816
Industrivarden, Cl A	2,480	54,322
Industrivarden, Cl C	3,779	79,680
International Petroleum *	3,622	23,891
Kindred Group	11,761	151,879
Kungsleden	12,978	104,719
L E Lundbergforetagen, Cl B	1,614	52,754
Lifco, Cl B	4,050	181,705
Lundin Petroleum	10,867	358,528
Medivir, Cl B *	4,980	21,522
Modern Times Group MTG, Cl B	2,388	87,721
Mycronic	6,629	67,587
NetEnt	13,439	57,559
New Wave Group, Cl B	17,300	104,473
Nobia	32,800	246,757
Nordea Bank	24,559	261,204
Nordic Waterproofing Holding	15,000	141,250
NP3 Fastigheter	21,100	143,739
Pandox, Cl B	7,551	141,867
RaySearch Laboratories	1,629	21,379
Sandvik	54,052	988,777
Securitas, Cl B	8,623	155,240
Skanska, Cl B	6,356	119,704
SKF, Cl B	4,224	86,854
SSAB, Cl B	105,204	417,205
Svenska Cellulosa SCA, Cl B	17,185	177,968
Svenska Handelsbanken, Cl A	12,595	155,630
Swedbank, Cl A	40,028	947,785
Swedish Match	4,844	264,871
Telefonaktiebolaget LM Ericsson, Cl A	10,086	79,720
Telefonaktiebolaget LM Ericsson, Cl B	54,754	428,918
Telia	92,128	443,198
Volvo, Cl B	50,150	879,184
Wihlborgs Fastigheter	5,040	60,001

		12,772,066

COMMON STOCK (continued)

	Shares	Value
SWITZERLAND — 3.3%
Allreal Holding	1,039	$161,808
ALSO Holding	422	46,200
Ascom Holding	5,181	94,186
Autoneum Holding	900	205,969
Baloise Holding	4,751	742,291
Burckhardt Compression Holding	1,875	681,715
Cie Financiere Richemont	37,680	3,310,771
Clariant	12,581	301,009
Comet Holding	800	79,018
Credit Suisse Group	195,373	3,151,146
dormakaba Holding	343	219,972
Emmi	139	113,921
EMS-Chemie Holding	499	320,017
Galenica	3,345	191,210
Geberit	1,034	461,261
Georg Fischer	58	74,861
Givaudan *	265	621,719
Gurit Holding	72	62,827
Helvetia Holding	600	355,098
Inficon Holding	191	89,583
Intershop Holding	128	65,283
Julius Baer Group	23,991	1,319,063
Kuehne + Nagel International	13,318	2,129,885
LafargeHolcim	56,880	2,909,057
Landis+Gyr Group	1,540	98,374
LEM Holding	83	113,165
Mobimo Holding	450	111,801
Nestle	25,090	2,044,905
Novartis	11,522	968,632
Partners Group Holding	319	242,435
Roche Holding	12,378	3,038,401
Schindler Holding	1,683	392,300
Schmolz + Bickenbach *	56,843	46,730
SGS *	161	420,488
Sika	4,440	631,819
STMicroelectronics	28,853	628,391
Straumann Holding	636	494,592
Swatch Group *	4,001	582,334
Swiss Life Holding	4,257	1,529,278
Swiss Prime Site	2,633	241,588
Swiss Re	3,643	334,001
Swisscom *	1,256	590,231
TE Connectivity	36,860	3,448,990
Tecan Group	1,514	384,406
Temenos	27,436	4,419,575
Valora Holding	210	64,581
Vetropack Holding	70	143,514
Vontobel Holding	2,109	146,436
VP Bank	1,500	292,683

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2018
(unaudited)

COMMON STOCK (continued)

	Shares	Value
SWITZERLAND (continued)
Zurich Insurance Group	1,605	$493,908

		39,611,428

TAIWAN — 1.8%
Acer	394,000	321,748
Airmate Cayman International	17,000	11,050
Airtac International Group	14,000	152,512
Alpha Networks	126,000	87,254
Arcadyan Technology	159,000	379,660
Ardentec	117,000	145,801
Asia Vital Components	261,000	246,387
ASPEED Technology	6,828	180,659
AU Optronics	87,000	37,512
AU Optronics ADR (B)	54,841	242,397
Cal-Comp Electronics Thailand	522,000	45,697
Cathay Financial Holding	192,858	331,992
Cathay Real Estate Development	120,000	66,440
Channel Well Technology	100,000	112,857
Cheng Shin Rubber Industry	61,000	94,248
Cheng Uei Precision Industry	100,000	108,120
Chia Chang	11,000	9,486
Chicony Electronics	19,478	44,092
China Airlines *	191,000	61,703
China Life Insurance	69,000	73,025
China Steel Chemical	24,000	114,065
Chin-Poon Industrial	83,000	103,160
Chroma ATE	93,480	526,730
Chunghwa Telecom	214,000	740,968
Compal Electronics	567,000	351,898
Compeq Manufacturing	130,000	129,091
CTBC Financial Holding	117,915	79,922
CTCI	39,000	58,410
Cub Elecparts	28,239	287,330
Darfon Electronics	252,000	452,734
E.Sun Financial Holding	107,646	75,072
E-LIFE MALL	8,000	16,881
Elite Semiconductor Memory Technology	109,000	136,544
Eva Airways	44,341	21,871
Everlight Electronics	70,000	92,147
Far Eastern New Century	102,939	109,617
Far EasTone Telecommunications	5,000	11,857
First Financial Holding	111,919	76,955
Formosa Chemicals & Fibre	37,000	145,636
Formosa Petrochemical	90,000	354,250
Formosa Plastics	218,836	804,176
Formosa Sumco Technology	60,590	292,916
Foxconn Technology	99,000	245,447

COMMON STOCK (continued)

	Shares	Value
TAIWAN (continued)
Getac Technology	106,000	$161,524
Giant Manufacturing	12,000	51,349
Globalwafers	20,000	337,754
Globe Union Industrial	393,000	213,099
Grand Pacific Petrochemical	651,000	608,173
Great Wall Enterprise	57,000	74,010
HannStar Display	380,000	110,845
Hiwin Technologies	16,480	160,956
Hon Hai Precision Industry	223,378	611,455
Hon Hai Precision Industry GDR	120,590	663,245
Hota Industrial Manufacturing	15,957	67,760
Hua Nan Financial Holdings	102,589	61,492
Huaku Development	30,000	64,088
Hung Sheng Construction	76,000	100,294
Jarllytec	125,000	203,338
King Slide Works	5,000	68,923
King Yuan Electronics	183,000	157,810
Lien Hwa Industrial	86,100	111,091
Macronix International *	117,703	163,402
Makalot Industrial	15,209	67,565
Mega Financial Holding	75,683	67,367
Micro-Star International	53,000	181,780
Novatek Microelectronics	26,000	125,694
OBI Pharma *	19,000	97,129
Oriental Union Chemical	153,000	165,174
Pou Chen	197,000	216,537
Powertech Technology	73,000	206,262
Ruentex Industries *	29,000	55,511
Senao International	15,000	24,474
Shin Kong Financial Holding	877,000	332,305
Simplo Technology	24,000	139,152
Sino-American Silicon Products	22,000	75,456
SinoPac Financial Holdings	244,518	91,852
Sitronix Technology	67,000	210,538
St. Shine Optical	3,000	65,950
Standard Foods	31,000	59,946
Taiflex Scientific	61,000	87,672
Taishin Financial Holding	752,000	368,459
Taiwan Cooperative Financial Holding	138,864	84,823
Taiwan Glass Industry	72,000	39,041
Taiwan Paiho	15,000	31,015
Taiwan Sakura	83,000	102,211
Taiwan Semiconductor Manufacturing	99,000	795,518
Taiwan Semiconductor Manufacturing ADR	66,085	2,723,363
Tatung *	257,000	327,399

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2018
(unaudited)

COMMON STOCK (continued)

	Shares	Value
TAIWAN (continued)
TCI	14,000	$265,238
Tong Yang Industry	109,000	160,221
TOPBI International Holdings	28,000	98,321
Topoint Technology	153,000	100,954
TTY Biopharm	15,000	45,273
TURVO International	29,000	106,095
TYC Brother Industrial	99,000	97,823
UDE	57,000	62,932
U-Ming Marine Transport	42,000	43,353
Uni-President Enterprises	191,059	504,265
Unitech Computer	12,000	7,977
United Integrated Services	53,000	101,104
United Microelectronics	16,000	9,172
United Microelectronics ADR	71,433	200,012
Voltronic Power Technology	3,150	54,740
Wah Lee Industrial	55,000	96,296
Walsin Lihwa	767,000	521,121
Wan Hai Lines	86,000	46,632
Winbond Electronics	412,000	268,485
Winstek Semiconductor	108,000	100,895
Yuanta Financial Holding	644,000	296,609
Yulon Motor	60,000	41,452
Yungtay Engineering	30,000	47,821

		21,989,909

THAILAND — 1.0%
AAPICO Hitech	105,500	103,851
Advanced Info Service	46,600	282,934
Advanced Information Technology	276,600	196,206
Bangchak	480,000	504,959
Bangkok Airways	111,000	42,705
Bangkok Bank	28,800	178,323
Bangkok Bank NVDR	8,300	51,392
Bangkok Dusit Medical Services, Cl F	273,500	217,846
Bangkok Dusit Medical Services NVDR	360,402	287,065
Bangkok Expressway & Metro	468,225	117,514
Bangkok Land	1,300,600	74,666
Bank of Ayudhya	20,000	23,445
Berli Jucker	65,200	111,704
BTS Group Holdings	294,000	83,508
Cal-Comp Electronics Thailand	171,900	10,954
Central Pattana	37,000	84,243
Central Plaza Hotel	44,700	58,780
CP ALL	51,600	116,321
CP ALL NVDR	63,749	143,708
Diamond Building Products NVDR	45,600	7,881
Electricity Generating	17,800	123,589

COMMON STOCK (continued)

	Shares	Value
THAILAND (continued)
Fabrinet *	6,000	$234,720
Glow Energy	23,700	66,605
Hana Microelectronics	340,900	368,873
Home Product Center	156,100	68,971
Indorama Ventures	77,700	138,959
Indorama Ventures NVDR	97,097	173,648
Inoue Rubber Thailand NVDR	15,900	9,749
IRPC NVDR	2,153,700	417,534
Kang Yong Electric NVDR	1,000	12,864
Kasikornbank	16,900	110,228
Kasikornbank NVDR	42,777	279,008
KCE Electronics	51,200	63,481
Kiatnakin Bank	83,900	182,830
Krung Thai Bank	1,261,500	720,424
Krung Thai Bank NVDR	316,000	180,463
Land & Houses NVDR	1,473,600	531,506
Major Cineplex Group	22,500	16,839
Mega Lifesciences	60,600	74,225
Muramoto Electron Thailand NVDR	2,100	11,993
Noble Development NVDR	28,300	10,378
Padaeng Industry	157,100	87,829
Pruksa Holding	557,000	343,207
PTT	150,000	231,064
PTT NVDR	443,287	682,851
PTT Exploration & Production NVDR	69,100	287,657
Quality Houses	4,196,700	438,970
Ratchaburi Electricity Generating Holding	43,900	67,955
Robinson	33,100	62,927
Samart	139,300	30,355
Sea ADR *	12,457	175,644
Sena Development	131,753	15,048
Siam Cement	9,000	121,190
Siam Cement NVDR	19,900	267,965
Siam City Cement	7,126	50,976
Siam Global House	167,015	87,348
Sino-Thai Engineering & Construction *	107,100	68,889
Somboon Advance Technology	174,600	118,079
Star Petroleum Refining	357,600	156,927
Star Petroleum Refining NVDR	170,800	74,953
Supalai	82,200	58,803
Super Energy *	639,000	14,021
Susco	1,974,400	199,398
Susco NVDR	295,100	29,803
SVI	428,500	53,321
Thai Airways International NVDR *	59,300	24,953

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2018
(unaudited)

COMMON STOCK (continued)

	Shares	Value
THAILAND (continued)
Thai Beverage	123,800	$69,114
Thai Oil	32,700	78,875
Thai Oil NVDR	12,100	29,186
Thai Rayon NVDR	40,400	57,072
Thai Union Group, Cl F	147,200	72,560
Thai Wah	454,400	126,336
Thaicom	98,000	24,448
Thanachart Capital	428,100	659,457
Thanachart Capital NVDR	213,700	329,189
Tipco Asphalt	80,100	187,791
TMB Bank	1,027,500	71,032
TOA Paint Thailand NVDR	280,000	328,224
TPI Polene	711,800	40,650
TTW *	81,600	30,658
Vanachai Group	295,100	71,402
Vibhavadi Medical Center	729,600	52,631
WHA	659,400	77,693

		12,551,343

TURKEY — 0.4%
Akbank Turk	228,687	335,683
Aksa Akrilik Kimya Sanayii	39,800	94,541
Albaraka Turk Katilim Bankasi	488,539	129,933
Anadolu Cam Sanayii	158,513	109,419
Arcelik	38,612	98,852
Aygaz	11,636	24,475
Besiktas Futbol Yatirimlari Sanayi ve Ticaret *	62,852	30,625
BIM Birlesik Magazalar	10,287	147,867
DO & CO	675	48,431
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret	41,200	29,778
Emlak Konut Gayrimenkul Yatirim Ortakligi ‡	300,916	107,525
Enerjisa Enerji	62,762	76,963
Enka Insaat ve Sanayi	307,299	304,461
Eregli Demir ve Celik Fabrikalari	134,551	301,582
Haci Omer Sabanci Holding	16,542	28,513
Is Gayrimenkul Yatirim Ortakligi ‡	86,719	17,606
Iskenderun Demir ve Celik	23,433	39,107
Kardemir Karabuk Demir Celik Sanayi ve Ticaret, Cl D *	67,468	59,996
KOC Holding	124,793	352,425
Koza Altin Isletmeleri *	8,150	70,753
Petkim Petrokimya Holding	22,391	20,184
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	46,931	36,207
Soda Sanayii	66,666	86,488
TAV Havalimanlari Holding	49,699	292,816

COMMON STOCK (continued)

	Shares	Value
TURKEY (continued)
Tofas Turk Otomobil Fabrikasi	81,986	$382,840
Trakya Cam Sanayii	118,252	105,636
Tupras Turkiye Petrol Rafinerileri	7,285	159,144
Turk Hava Yollari AO *	77,019	270,205
Turk Telekomunikasyon	38,185	37,212
Turkcell Iletisim Hizmetleri	58,945	154,857
Turkiye Garanti Bankasi	43,899	63,369
Turkiye Is Bankasi, Cl C	54,493	56,202
Turkiye Sinai Kalkinma Bankasi	422,799	73,821
Turkiye Sise ve Cam Fabrikalari	–	—
Turkiye Vakiflar Bankasi TAO, Cl D	166,789	139,513
Ulker Biskuvi Sanayi *	6,658	23,628
Yapi ve Kredi Bankasi	142,502	61,335
Zorlu Enerji Elektrik Uretim *	72,617	22,557

		4,394,549

UNITED ARAB EMIRATES — 0.0%
Aldar Properties PJSC	349,600	193,210
DP World	5,850	134,550
Dubai Investments PJSC	280,400	154,202

		481,962

UNITED KINGDOM — 3.8%
3i Group	15,566	193,605
Abcam	22,999	446,166
Adaptimmune Therapeutics ADR *	8,900	87,042
Aon	2,595	372,512
ASOS *	2,639	210,253
Assura ‡	140,452	104,342
AstraZeneca	7,581	583,590
AVEVA Group	21,884	755,433
Aviva	7,943	52,128
B&M European Value Retail	309,409	1,676,026
Babcock International Group	5,449	51,109
BAE Systems	118,608	1,016,889
Balfour Beatty	128,316	494,482
Barratt Developments	359,142	2,517,218
Bellway	5,691	217,891
Berkeley Group Holdings	1,956	95,839
Biffa	40,400	122,492
BP	39,194	294,927
British American Tobacco	7,096	391,273
BTG *	19,691	137,238
Bunzl	2,985	88,741
Burford Capital	27,803	670,734
Cairn Homes *	21,123	41,990
Carnival	2,263	131,435

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2018
(unaudited)

COMMON STOCK (continued)

	Shares	Value
UNITED KINGDOM (continued)
Centamin	58,701	$91,687
Close Brothers Group	11,000	229,275
Coca-Cola European Partners	7,900	325,796
Compass Group	6,541	140,757
Computacenter	6,175	126,924
Cranswick	4,163	178,895
Croda International	12,964	874,612
Daily Mail & General Trust, Cl A	5,957	58,289
Dart Group	30,000	362,459
DCC	2,000	185,068
De La Rue	18,400	122,203
Dechra Pharmaceuticals	14,905	584,165
Devro	64,100	165,576
Diageo	37,100	1,364,443
Dunelm Group	21,300	146,635
easyJet	92,012	1,955,261
Elementis	23,435	80,036
Evraz	33,484	244,797
Ferguson	1,378	108,702
Ferrexpo	32,700	83,737
Fidessa Group	2,409	121,892
Firstgroup *	32,913	38,145
Fresnillo	6,275	85,574
GlaxoSmithKline	15,808	328,161
Globaltrans Investment GDR	65,362	751,663
Grainger	11,624	46,747
Great Portland Estates ‡	10,052	94,454
Greene King	6,253	42,251
Halfords Group	38,400	164,713
Halma	6,255	115,514
Hammerson ‡	11,740	80,405
Headlam Group	17,100	102,796
Highland Gold Mining	57,000	96,436
Howden Joinery Group	8,109	50,780
HSBC Holdings	36,016	345,326
Inchcape	19,000	175,940
Indivior *	31,217	125,297
Informa	20,054	207,784
Inmarsat	9,934	74,269
International Personal Finance	48,100	151,646
Intertek Group	702	54,179
IQE *	162,857	211,405
John Wood Group	9,609	81,954
Just Eat *	9,210	95,862
KAZ Minerals *	24,553	272,768
Kingfisher	25,314	98,581
Land Securities Group ‡	11,042	136,641
Legal & General Group	31,848	109,813
Lloyds Banking Group	5,354,927	4,384,422

COMMON STOCK (continued)

	Shares	Value
UNITED KINGDOM (continued)
London Stock Exchange Group	2,199	$126,910
LondonMetric Property ‡	55,645	137,455
LSR Group PJSC GDR	27,687	68,248
Marshalls	16,070	91,331
Merlin Entertainments	9,844	50,882
Micro Focus International	7,671	125,856
Moneysupermarket.com Group	21,097	86,977
Mosenergo PJSC ADR	50,000	111,000
National Express Group	40,900	217,201
National Grid	79,072	844,086
NMC Health	16,504	822,297
Numis	33,700	188,210
OneSavings Bank	39,700	226,670
Oxford Biomedica *	21,252	248,258
Paddy Power Betfair	490	53,317
Pennon Group	5,987	59,046
Persimmon	3,569	116,268
Petrofac	32,900	264,882
Pets at Home Group	105,000	160,006
Phoenix Group Holdings	5,485	49,603
Playtech	11,731	82,807
Polymetal International	9,103	79,383
QinetiQ Group	94,000	333,864
Randgold Resources	753	56,039
Reckitt Benckiser Group	38,062	3,395,645
Redrow	30,800	217,089
RELX	8,329	181,747
Rentokil Initial	113,202	504,140
Rightmove	2,065	132,024
Rio Tinto	6,171	339,904
Rolls-Royce Holdings	4,646	60,432
Ros Agro GDR	21,100	225,770
Royal Mail	10,739	66,093
RPC Group	30,666	327,961
RSA Insurance Group	10,202	86,262
Sage Group	26,648	217,555
Savills	2,156	25,072
Segro ‡	14,647	127,845
Severn Trent	14,598	370,660
Shaftesbury ‡	10,627	129,999
Sky	7,815	156,273
Spirax-Sarco Engineering	4,654	424,240
St. James’s Place	4,859	76,883
Stagecoach Group	62,800	131,555
Standard Life Aberdeen	18,728	76,767
SThree	30,500	134,910
Stock Spirits Group	64,846	183,844
Synthomer	8,619	59,845
TalkTalk Telecom Group	53,392	80,381

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2018
(unaudited)

COMMON STOCK (continued)

	Shares	Value
UNITED KINGDOM (continued)
Tate & Lyle	35,972	$294,620
Tesco	392,754	1,341,863
Tritax Big Box ‡	72,485	144,898
Ultra Electronics Holdings	2,889	62,605
Unilever	5,303	303,126
UNITE Group ‡	3,621	41,634
Vesuvius	74,745	622,483
Victrex	1,821	75,385
Virgin Money Holdings UK	65,500	340,877
Vodafone Group	343,107	837,637
Whitbread	1,865	95,835
William Hill	41,100	160,488
WPP	117,600	1,839,912

		45,322,945

UNITED STATES — 44.7%

Consumer Discretionary — 7.1%
Aaron’s	4,600	199,226
Adtalem Global Education *	18,175	991,446
Advance Auto Parts	3,967	560,259
Altice USA, Cl A	37,703	645,849
Amazon.com *	5,061	8,995,624
American Eagle Outfitters	17,986	452,887
American Public Education *	5,500	242,550
Aramark	16,830	676,734
Asbury Automotive Group *	3,300	231,990
AutoZone *	926	653,321
AV Homes *	2,200	47,410
BBX Capital, Cl A	13,604	118,627
Beazer Homes USA *	14,500	185,745
Big 5 Sporting Goods (B)	8,000	51,600
BJ’s Restaurants	2,800	177,100
Bloomin’ Brands	18,900	365,526
BorgWarner	27,400	1,260,948
Boyd Gaming	7,600	283,860
Canada Goose Holdings *	7,856	451,170
Carriage Services, Cl A	27,907	697,396
Carrols Restaurant Group *	33,663	488,113
Century Casinos *	47,612	388,038
Century Communities *	19,458	593,469
Charter Communications, Cl A *	11,093	3,378,706
Cheesecake Factory	3,457	193,696
Citi Trends	6,700	190,347
Columbia Sportswear	1,000	86,980
Comcast, Cl A	26,538	949,530
Container Store Group *	23,400	155,142
Cooper Tire & Rubber	31,500	899,325
Crocs *	3,300	59,763
CSS Industries	2,400	38,280

COMMON STOCK (continued)

	Shares	Value
Consumer Discretionary (continued)
Dave & Buster’s Entertainment *	400	$19,660
Deckers Outdoor *	4,100	462,603
Del Frisco’s Restaurant Group *	12,100	103,455
Dollar General	7,800	765,570
Dollar Tree *	5,389	491,908
Domino’s Pizza	6,952	1,826,012
DR Horton	18,900	825,930
Entercom Communications, Cl A (B)	34,042	257,017
Fiat Chrysler Automobiles *	109,200	1,854,216
Flexsteel Industries	2,100	75,243
Fossil Group *	800	20,960
Gaia, Cl A *	19,872	361,670
Gannett	15,600	164,892
General Motors	21,900	830,229
Genesco *	3,500	142,450
Gentex	41,000	951,200
Genuine Parts	5,695	554,180
G-III Apparel Group *	12,173	556,306
Goodyear Tire & Rubber	22,600	547,146
Groupon, Cl A *	72,000	336,960
Hasbro	9,405	936,832
Haverty Furniture	9,400	186,120
Hilton Grand Vacations *	700	24,213
Home Depot	9,912	1,957,818
Houghton Mifflin Harcourt *	31,160	197,866
International Game Technology	3,300	83,424
Interpublic Group of Companies	21,000	473,550
J Alexander’s Holdings *	6,700	71,690
J. Jill *	4,300	35,217
Johnson Outdoors, Cl A	1,600	129,712
K12 *	4,000	65,440
KB Home	6,400	152,000
Kirkland’s *	14,000	159,320
Kohl’s	13,600	1,004,632
La-Z-Boy, Cl Z	5,200	158,600
Lear	3,000	540,390
LGI Homes * (B)	7,660	395,945
Liberty Tax (B)	8,400	86,520
Lions Gate Entertainment, Cl A	19,750	471,037
Lions Gate Entertainment, Cl B	24,500	560,315
LKQ *	26,500	888,280
Lowe’s	4,658	462,726
M/I Homes *	7,700	199,122

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2018
(unaudited)

COMMON STOCK (continued)

	Shares	Value
Consumer Discretionary (continued)
Malibu Boats, Cl A *	1,200	$45,108
Marcus	6,700	258,285
Mattel (B)	84,900	1,347,363
MCBC Holdings *	14,838	370,356
McDonald’s	16,671	2,626,349
Meredith	14,000	744,100
Modine Manufacturing *	39,029	681,056
Mohawk Industries *	3,502	659,637
Monro	2,014	135,844
Movado Group	1,600	79,680
Murphy USA *	1,652	130,904
Nautilus *	4,200	59,850
Netflix *	5,845	1,972,395
New York Times, Cl A	37,000	917,600
Nexstar Media Group, Cl A	7,227	538,050
NIKE, Cl B	11,433	879,312
Office Depot	233,000	584,830
Omnicom Group	2,100	144,543
O’Reilly Automotive *	713	218,178
Penske Automotive Group	7,141	372,760
PetMed Express (B)	6,200	230,206
PVH	3,552	545,303
RCI Hospitality Holdings	11,200	363,216
Red Lion Hotels *	31,766	397,075
Red Robin Gourmet Burgers *	800	37,840
Rocky Brands	11,000	284,350
Ross Stores	3,920	342,726
Ruth’s Hospitality Group	1,300	37,635
Scholastic	11,000	459,360
SeaWorld Entertainment * (B)	16,226	345,614
Shoe Carnival	7,900	247,823
Shutterfly *	3,800	312,588
Sonic Automotive, Cl A	12,500	254,375
Starbucks	7,500	392,925
Stoneridge *	14,000	476,000
Sturm Ruger	2,700	146,340
Tailored Brands	16,400	330,624
Target	3,800	306,584
Taylor Morrison Home, Cl A *	8,000	156,240
TEGNA	103,000	1,136,090
Tenneco	5,400	248,940
Tiffany	11,380	1,565,433
TJX	28,544	2,776,189
TopBuild *	8,200	609,096
Tower International	17,291	558,499
Ulta Beauty *	4,408	1,077,271
Unifi *	1,200	36,204
Unique Fabricating	7,000	58,100
Vail Resorts	3,599	996,455

COMMON STOCK (continued)

	Shares	Value
Consumer Discretionary (continued)
Viacom, Cl B	12,900	$374,745
Walt Disney	7,023	797,532
Weight Watchers International *	600	53,718
Whirlpool	5,200	681,720
William Lyon Homes, Cl A *	10,000	218,300
Williams-Sonoma (B)	1,526	89,256
Winnebago Industries	5,600	223,440
Wolverine World Wide	6,084	215,252
Yum China Holdings	38,544	1,390,668
Yum! Brands	5,857	464,402
ZAGG *	12,600	187,740
Zumiez *	4,400	99,660

		77,390,767

Consumer Staples — 2.4%
Altria Group	14,296	838,889
Archer-Daniels-Midland	16,900	815,594
B&G Foods (B)	6,912	217,037
Bunge	12,200	843,386
Casey’s General Stores	2,110	230,792
Church & Dwight	13,796	771,196
Clorox	3,000	405,510
Coca-Cola	54,123	2,523,755
Colgate-Palmolive	14,000	938,140
Constellation Brands, Cl A	7,274	1,529,213
Dean Foods	32,900	323,078
Estee Lauder, Cl A	2,600	350,844
General Mills	8,000	368,480
Hormel Foods (B)	50,388	1,812,456
Hostess Brands, Cl A *	13,181	184,666
Ingles Markets, Cl A	5,600	166,600
John B Sanfilippo & Son	5,191	399,032
Kellogg	5,200	369,356
Kimberly-Clark	4,765	542,543
Mannatech	3,300	65,505
McCormick	5,833	685,611
Medifast	4,527	777,195
Molson Coors Brewing, Cl B	11,000	737,000
Natural Health Trends	9,200	219,604
PepsiCo	15,568	1,790,320
Performance Food Group *	8,800	315,480
Primo Water *	19,858	348,508
Procter & Gamble	27,810	2,249,273
Seneca Foods, Cl A *	500	13,475
SpartanNash	8,100	194,076
Sysco	8,400	564,564
TreeHouse Foods *	16,380	777,886
Tyson Foods, Cl A	10,500	605,325
USANA Health Sciences *	1,600	211,600

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2018
(unaudited)

COMMON STOCK (continued)

	Shares	Value
Consumer Staples (continued)
Village Super Market, Cl A	3,400	$91,562
Walgreens Boots Alliance	37,210	2,516,140
Walmart	18,522	1,652,718
Weis Markets	2,400	122,712

		27,569,121

Energy — 2.7%
Abraxas Petroleum *	72,300	187,980
Apache	55,910	2,571,860
Apergy *	16,494	676,254
Bonanza Creek Energy *	5,600	208,320
C&J Energy Services *	7,764	180,591
Callon Petroleum *	49,937	537,322
Carrizo Oil & Gas *	6,600	185,988
Chevron	22,824	2,881,986
Concho Resources *	5,973	871,162
Continental Resources *	12,685	810,191
Delek US Holdings	6,933	369,668
Dorian LPG *	2,300	19,550
Energen *	10,500	778,890
EOG Resources	11,200	1,444,128
Evolution Petroleum	32,430	348,622
ExxonMobil	28,443	2,318,389
Golar LNG	3,400	88,434
Halliburton	21,200	899,304
Laredo Petroleum *	15,700	146,324
Lonestar Resources US, Cl A *	40,534	372,913
Marathon Petroleum	13,100	1,058,873
McDermott International *	86,603	1,559,987
Midstates Petroleum *	7,000	91,770
Nordic American Tankers (B)	4,100	9,225
Occidental Petroleum	5,407	453,810
Pacific Ethanol *	20,300	59,378
Par Pacific Holdings *	11,200	196,112
Parsley Energy, Cl A *	26,214	823,906
PDC Energy *	9,689	610,213
Peabody Energy	24,053	1,022,012
Penn Virginia *	4,822	407,555
Phillips 66	10,300	1,270,402
Pioneer Natural Resources	5,500	1,040,985
Renewable Energy Group *	10,900	185,845
Ring Energy *	73,668	910,536
Schlumberger	21,900	1,478,688
SilverBow Resources *	1,500	45,705
Superior Energy Services *	16,194	159,349
TechnipFMC	22,000	716,100
Unit *	7,900	196,710
US Silica Holdings	5,142	138,628
Valero Energy	25,137	2,974,964

COMMON STOCK (continued)

	Shares	Value
Energy (continued)
W&T Offshore *	26,800	$185,992

		31,494,621

Financials — 5.4%
1st Constitution Bancorp (B)	5,100	113,475
Aflac	7,200	335,088
AGNC Investment ‡	9,799	190,787
Alleghany	400	251,708
Allstate	3,900	370,968
Ambac Financial Group *	19,600	400,232
American Express	5,600	557,312
American International Group	52,175	2,880,582
American National Bankshares	4,100	165,230
Ameriprise Financial	6,400	932,288
Annaly Capital Management ‡	14,548	155,955
Apollo Commercial Real Estate Finance ‡	13,960	266,496
ARMOUR Residential ‡	6,200	147,374
Associated Banc-Corp	25,175	679,725
Atlantic Capital Bancshares *	20,415	364,408
Axis Capital Holdings	4,200	237,552
BancorpSouth Bank	23,505	773,315
Bank of America	111,600	3,446,208
Bank of Commerce Holdings	14,600	182,500
Banner	6,199	390,351
Bar Harbor Bankshares	7,500	217,275
BB&T	8,700	442,047
Berkshire Hathaway, Cl B *	7,153	1,415,364
Berkshire Hills Bancorp	7,700	312,620
Blucora *	5,200	180,700
Blue Capital Reinsurance Holdings	6,800	75,820
Bryn Mawr Bank	9,003	439,797
C&F Financial	2,400	150,000
Cadence BanCorp, Cl A	2,400	65,352
Camden National	5,700	262,770
Cannae Holdings *	17,509	319,539
Capital One Financial	26,959	2,542,773
Carolina Financial	8,892	371,241
Cathay General Bancorp	4,400	182,996
CenterState Bank	28,127	780,524
Central Pacific Financial	17,000	468,520
Charles Schwab	45,995	2,348,505
Chemical Financial	4,785	271,788
Chimera Investment ‡	13,300	254,030
Chubb	3,023	422,374
Cincinnati Financial	9,400	710,922
Citigroup	93,260	6,704,461
Civista Bancshares	10,600	262,138

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2018
(unaudited)

COMMON STOCK (continued)

	Shares	Value
Financials (continued)
CME Group, Cl A	2,900	$461,448
CNB Financial	9,800	303,898
CNO Financial Group	15,838	322,303
Crawford, Cl B	16,300	138,876
Customers Bancorp *	3,300	84,051
CYS Investments ‡	9,800	71,638
Diamond Hill Investment Group	400	76,696
Dime Community Bancshares	6,400	110,080
Discover Financial Services	4,910	350,623
Dynex Capital ‡	21,100	140,315
Eagle Bancorp *	6,091	329,219
Enterprise Financial Services	7,544	424,350
Essent Group *	7,400	284,160
Evans Bancorp	5,537	259,408
Everest Re Group	1,089	237,783
Farmers National Banc	13,900	222,053
FCB Financial Holdings, Cl A *	2,700	137,700
Federal Agricultural Mortgage, Cl C	6,100	575,169
FedNat Holding	3,300	76,890
Fidelity National Financial	7,300	295,650
Fidelity Southern	9,200	220,156
Fifth Third Bancorp	22,900	677,611
Financial Institutions	7,800	247,260
First Bancorp	4,900	149,450
First BanCorp *	22,500	184,950
First Busey	4,700	149,084
First Business Financial Services	6,600	156,816
First Commonwealth Financial	21,900	369,453
First Community Bancshares .	10,600	344,818
First Defiance Financial	13,600	437,376
First Financial	4,800	246,720
First Financial Northwest	700	12,362
First Internet Bancorp	7,972	253,510
First Interstate BancSystem, Cl A	8,594	370,831
Flushing Financial	5,800	145,464
FNB (B)	22,670	290,856
Franklin Financial Network *	20,982	821,445
FS Bancorp (B)	3,500	214,795
GAIN Capital Holdings (B)	12,900	87,849
Gladstone Investment	32,600	368,380
Goldman Sachs Group	4,300	1,020,949
Great Southern Bancorp	600	35,430
Guaranty Bancorp	5,446	163,652
Hancock Whitney	12,133	609,683
Hanmi Financial	12,000	300,600

COMMON STOCK (continued)

	Shares	Value
Financials (continued)
Hanover Insurance Group	7,071	$886,845
Hartford Financial Services Group	5,900	310,930
HCI Group	8,200	350,878
Heartland Financial USA	7,371	433,046
Heritage Commerce	26,287	400,351
Heritage Insurance Holdings(B)	35,529	610,033
Hilltop Holdings	14,100	293,280
Horizon Bancorp	8,100	170,181
Horizon Technology Finance, Cl C	13,701	147,149
IBERIABANK	5,630	467,853
Independent Bank	23,100	565,950
Intercontinental Exchange	6,500	480,415
JPMorgan Chase	14,540	1,671,373
KeyCorp	50,033	1,044,189
Lakeland Bancorp	7,035	136,479
LCNB	4,900	91,140
LegacyTexas Financial Group	10,475	459,119
Lincoln National	12,800	871,680
M&T Bank	1,000	173,350
Macatawa Bank	2,622	32,172
Maiden Holdings	18,000	156,600
Marsh & McLennan	4,600	383,456
Mercantile Bank	4,000	142,080
Meta Financial Group	1,626	145,446
MidWestOne Financial Group	6,011	193,314
Mortgage Investment Trust ‡	11,000	214,830
MSCI, Cl A	1,697	282,024
MTGE Investment ‡	8,700	174,435
Nasdaq	10,192	931,549
National Commerce *	6,740	293,864
National Western Life Group, Cl A	800	259,200
New Mountain Finance	14,800	210,900
New Residential Investment ‡	15,200	271,928
New York Community Bancorp	16,100	173,397
New York Mortgage Trust‡ (B)	31,200	193,752
Newtek Business Services (B)	7,280	153,026
Northeast Bancorp	9,300	199,485
Northern Trust	7,900	862,838
Northrim BanCorp	5,400	217,620
Old Line Bancshares	3,800	130,264
OneMain Holdings, Cl A *	11,596	385,567
Parke Bancorp	8,286	195,550
PennantPark Investment	29,300	221,801
Peoples Bancorp	13,100	474,482

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2018
(unaudited)

COMMON STOCK (continued)

	Shares	Value
Financials (continued)
Peoples Bancorp of North Carolina	990	$31,076
People’s Utah Bancorp	10,259	372,915
PNC Financial Services Group	4,000	579,320
Preferred Bank	14,868	925,384
Primerica	6,685	767,438
Radian Group	19,800	379,170
Raymond James Financial	7,800	714,402
Regional Management *	7,900	262,043
Republic Bancorp, Cl A	2,600	124,462
S&P Global	2,000	400,880
S&T Bancorp	3,400	152,184
Selective Insurance Group	6,903	412,799
Shore Bancshares	3,307	63,891
Sierra Bancorp	9,500	280,630
Signature Bank	1,402	153,813
Simmons First National, Cl A	5,922	176,476
Southern National Bancorp of Virginia	4,800	84,192
State Bank Financial	14,158	445,269
Stifel Financial	5,464	301,230
SunTrust Banks	5,700	410,799
SVB Financial Group *	6,340	1,951,959
Third Point Reinsurance *	28,000	352,800
Timberland Bancorp	4,300	155,746
Torchmark	4,100	361,087
Travelers	2,600	338,364
TriCo Bancshares	5,700	221,274
Triumph Bancorp *	20,412	782,800
Umpqua Holdings	16,740	356,562
Union Bankshares	9,584	388,248
United Community Banks	14,915	447,897
United Community Financial .	19,600	204,820
United Financial Bancorp	8,500	148,835
United Insurance Holdings	7,600	157,776
Universal Insurance Holdings	10,700	475,080
US Bancorp	10,115	536,196
Veritex Holdings *	12,183	375,480
Walker & Dunlop	2,936	173,987
Wells Fargo	18,171	1,041,017
West Bancorporation	5,500	136,400
Westwood Holdings Group	300	17,511
Willis Towers Watson	18,225	2,905,429
Wintrust Financial	3,806	333,900
WR Berkley	3,400	257,754

		80,448,036

Health Care — 6.2%
AbbVie	10,700	986,861
Abeona Therapeutics * (B)	8,841	127,752

COMMON STOCK (continued)

	Shares	Value
Health Care (continued)
Aceto	8,200	$26,814
Achillion Pharmaceuticals *	29,200	75,336
Adamas Pharmaceuticals * (B)	6,235	148,268
Adverum Biotechnologies *	18,603	87,434
Aeglea BioTherapeutics *	7,400	62,234
Aetna	2,500	470,975
Akebia Therapeutics *	21,044	216,753
Albireo Pharma *	3,059	96,511
Alder Biopharmaceuticals *	4,600	87,170
Allena Pharmaceuticals *	2,800	29,988
Allergan	7,015	1,291,391
Allscripts Healthcare Solutions *	13,900	170,136
AMAG Pharmaceuticals *	10,100	222,705
Amgen	5,900	1,159,645
Amicus Therapeutics *	3,100	45,105
AngioDynamics *	2,300	48,622
ANI Pharmaceuticals *	12,902	863,789
Antares Pharma *	64,913	173,318
Applied Genetic Technologies *	22,800	91,200
Aptevo Therapeutics *	19,200	81,024
Aratana Therapeutics *	10,100	45,804
Arena Pharmaceuticals *	3,600	138,924
Array BioPharma *	4,300	66,177
Assembly Biosciences *	4,676	206,819
Audentes Therapeutics *	4,855	182,791
Avanos Medical *	7,093	391,534
AxoGen *	14,292	642,068
Becton Dickinson	5,458	1,366,519
Bellicum Pharmaceuticals *	11,500	73,140
BioCryst Pharmaceuticals *	20,640	121,776
Biogen *	5,072	1,695,925
Bio-Rad Laboratories, Cl A *	3,572	1,095,354
BioSpecifics Technologies *	4,755	216,352
BioTelemetry *	15,962	838,005
Blueprint Medicines *	2,200	130,988
Bristol-Myers Squibb	19,939	1,171,416
Calithera Biosciences *	20,318	90,415
Cantel Medical	300	27,813
Cara Therapeutics *	8,296	148,747
Cardiovascular Systems *	2,800	106,204
Celgene *	21,052	1,896,575
Centene *	3,200	417,056
Cerus *	17,700	131,157
Chimerix *	22,400	100,128
Cigna	1,500	269,130
Clearside Biomedical *	6,800	60,588
Clovis Oncology *	1,500	66,210

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2018
(unaudited)

COMMON STOCK (continued)

	Shares	Value
Health Care (continued)
Codexis *	12,703	$182,923
Collegium Pharmaceutical *	1,900	36,613
Computer Programs & Systems (B)	3,800	118,560
Concert Pharmaceuticals *	5,500	87,945
Cooper Companies	2,427	632,234
Corbus Pharmaceuticals Holdings * (B)	12,855	64,918
CryoLife *	14,226	423,935
CryoPort * (B)	31,771	468,940
Cutera *	11,333	453,320
Cymabay Therapeutics * (B)	20,485	229,227
Cytokinetics *	4,800	35,280
CytomX Therapeutics *	12,507	329,434
CytoSorbents * (B)	30,694	368,328
Danaher	4,500	461,610
DENTSPLY SIRONA	7,260	349,279
Dermira *	2,700	26,298
Dicerna Pharmaceuticals *	3,300	41,580
Diplomat Pharmacy *	6,904	143,465
Eagle Pharmaceuticals *	5,400	427,950
Editas Medicine *	600	17,844
Edwards Lifesciences *	2,486	354,131
Eli Lilly	12,363	1,221,588
Emergent BioSolutions *	14,223	773,020
Endocyte * (B)	12,944	198,302
Ensign Group	6,600	238,062
Express Scripts Holding *	17,120	1,360,355
FibroGen *	1,500	94,650
Flexion Therapeutics * (B)	9,740	232,396
FONAR *	16,698	435,818
G1 Therapeutics *	16,055	824,424
Genomic Health *	2,600	139,568
Gilead Sciences	6,900	537,027
Global Blood Therapeutics *	2,200	91,960
Global Cord Blood	8,800	68,728
Globus Medical, Cl A *	2,600	133,848
GlycoMimetics *	9,176	134,795
Haemonetics *	5,500	537,020
Halozyme Therapeutics *	10,100	182,810
HCA Healthcare	14,100	1,751,643
HealthStream	5,000	140,400
Henry Schein *	6,560	520,930
Heron Therapeutics *	1,800	67,410
Heska *	4,516	452,729
ICU Medical *	1,250	358,500
Illumina *	3,022	980,216
ImmunoGen *	8,300	77,190
Incyte *	29,292	1,949,090

COMMON STOCK (continued)

	Shares	Value
Health Care (continued)
Infinity Pharmaceuticals *	21,900	$38,763
Innoviva *	12,600	178,290
Inogen *	300	59,775
Inovio Pharmaceuticals * (B)	32,122	128,809
Integer Holdings *	9,700	693,065
Intellia Therapeutics *	8,464	225,312
Intersect ENT *	9,681	313,180
Intra-Cellular Therapies, Cl A *	5,600	112,392
IntriCon *	14,602	848,376
Intuitive Surgical *	4,448	2,260,429
Invitae *	6,800	60,112
Iovance Biotherapeutics *	16,566	235,237
Johnson & Johnson	24,200	3,206,984
Jounce Therapeutics *	4,498	31,756
Karyopharm Therapeutics *	9,288	165,141
La Jolla Pharmaceutical * (B)	7,644	252,787
Laboratory Corp of America Holdings *	4,300	753,962
Lannett * (B)	29,100	371,025
Lantheus Holdings *	18,600	268,770
LeMaitre Vascular	16,300	586,800
Ligand Pharmaceuticals *	300	65,499
LivaNova *	2,152	237,000
Loxo Oncology *	1,400	234,626
MacroGenics *	10,305	212,798
Magellan Health *	1,300	94,575
Masimo *	1,500	149,130
Medpace Holdings *	8,300	509,371
Medtronic	8,000	721,840
Merck	40,427	2,662,926
Meridian Bioscience	9,800	154,840
Molina Healthcare *	300	31,227
National HealthCare	700	50,456
Nektar Therapeutics, Cl A *	832	43,763
NeoGenomics *	47,741	668,374
NewLink Genetics *	7,800	29,484
Novocure *	4,900	166,600
NuVasive *	3,412	198,067
Nuvectra *	6,600	103,488
Ophthotech *	19,500	48,555
Orthofix International *	1,800	108,882
OrthoPediatrics *	9,237	259,560
Otonomy *	24,400	80,520
Owens & Minor	6,600	124,542
Paratek Pharmaceuticals * (B)	12,389	125,129
Patterson (B)	37,500	919,500
Pfenex *	13,800	70,656
Pfizer	62,547	2,497,502
Pieris Pharmaceuticals *	14,478	79,484

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2018
(unaudited)

COMMON STOCK (continued)

	Shares	Value
Health Care (continued)
Portola Pharmaceuticals, Cl A *	2,200	$78,760
Progenics Pharmaceuticals *	79,862	637,698
PTC Therapeutics *	4,400	167,508
Quest Diagnostics	5,700	614,004
RadNet *	38,678	518,285
Regeneron Pharmaceuticals *	4,003	1,473,144
Revance Therapeutics *	7,024	201,940
Rigel Pharmaceuticals *	39,011	110,011
Sangamo Therapeutics *	20,121	274,652
Sientra *	23,819	487,575
STERIS	4,362	499,318
Surmodics *	11,215	659,442
Syneos Health, Cl A *	4,124	203,210
T2 Biosystems * (B)	35,327	211,609
Tabula Rasa HealthCare *	11,678	680,127
Tactile Systems Technology *	11,043	530,837
TG Therapeutics * (B)	13,675	160,681
Thermo Fisher Scientific	1,500	351,795
Ultragenyx Pharmaceutical *	715	56,564
UnitedHealth Group	19,446	4,924,116
UroGen Pharma *	1,800	81,360
Vanda Pharmaceuticals *	15,622	325,719
Varex Imaging *	8,000	305,920
Varian Medical Systems *	6,950	802,378
Veracyte *	24,625	266,689
Verastem *	18,574	143,020
Vocera Communications *	17,379	524,498
Voyager Therapeutics *	6,552	123,571
Waters *	2,572	507,378
WaVe Life Sciences * (B)	3,371	136,188
WellCare Health Plans *	1,340	358,343
Xencor *	800	29,776

		74,902,414

Industrials — 4.5%
3M	3,966	842,061
AAR	700	33,187
ACCO Brands	24,400	312,320
Aegion, Cl A *	2,200	54,516
AGCO	9,300	586,086
Alaska Air Group	3,006	188,867
Allegiant Travel, Cl A	630	77,868
Allied Motion Technologies	3,400	155,992
AMETEK	17,475	1,359,555
Applied Industrial Technologies	1,300	97,045
ARC Document Solutions *	61,200	157,896
ArcBest	7,666	356,852
Arconic	28,500	618,165

COMMON STOCK (continued)

	Shares	Value
Industrials (continued)
Armstrong Flooring *	1,600	$20,912
ASGN *	3,485	314,695
Atkore International Group *	32,723	774,226
Atlas Air Worldwide Holdings *	7,922	531,170
Barrett Business Services	3,500	321,580
BMC Stock Holdings *	2,400	52,800
Boeing	8,300	2,957,290
Builders FirstSource *	8,400	150,612
Caesarstone (B)	3,400	53,550
CAI International *	5,100	117,096
CBIZ *	28,291	622,402
CH Robinson Worldwide	3,709	342,081
Cintas	2,000	408,960
Columbus McKinnon	15,399	633,823
Comfort Systems USA	4,700	261,085
Commercial Vehicle Group *	25,773	180,669
CRA International	10,180	550,942
CSX	6,600	466,488
Cummins	5,700	814,017
Curtiss-Wright	900	119,727
Daseke *	31,015	269,520
Deere	3,410	493,734
Deluxe	400	23,572
DMC Global	18,077	742,061
Donaldson	8,500	405,450
Douglas Dynamics	600	29,460
Dover	17,262	1,432,401
Ducommun *	10,523	350,732
Echo Global Logistics *	1,400	48,230
EMCOR Group	7,489	576,279
EnerSys	3,000	246,210
Equifax	1,700	213,350
Expeditors International of Washington	7,600	578,892
FedEx	4,000	983,480
Fortive	2,250	184,680
Foundation Building Materials *	3,800	55,062
Genco Shipping & Trading *	4,100	60,885
Gencor Industries *	13,815	207,225
Generac Holdings *	1,000	53,750
General Dynamics	2,400	479,424
General Electric	105,800	1,442,054
Gibraltar Industries *	11,166	485,163
Global Brass & Copper Holdings	9,510	313,355
GMS *	6,800	178,432
Gorman-Rupp	400	15,136
Greenbrier	3,600	203,940

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2018
(unaudited)

COMMON STOCK (continued)

	Shares	Value
Industrials (continued)
H&E Equipment Services	1,600	$58,864
Harsco *	7,800	197,730
Hawaiian Holdings	7,200	288,720
Heartland Express	18,792	360,618
Heidrick & Struggles International	7,700	314,930
Hillenbrand	5,600	281,120
Honeywell International	5,227	834,491
Hurco	1,867	82,708
ICF International	3,000	220,950
IHS Markit *	18,566	984,555
Insperity	3,400	323,340
Interface, Cl A	7,100	159,040
Kadant	5,185	500,871
Kelly Services, Cl A	7,900	191,891
Kennametal	2,000	77,920
Kforce	4,100	154,980
Knoll	4,600	103,730
Korn	6,200	409,076
L3 Technologies	1,991	426,950
Leidos Holdings	1,675	114,604
Lockheed Martin	1,900	619,590
LSI Industries	5,600	27,384
Manitex International *	32,731	397,027
ManpowerGroup	2,000	186,520
Matson	6,600	237,600
McGrath RentCorp	2,300	136,574
Meritor *	9,900	203,940
Milacron Holdings *	1,700	35,445
Miller Industries	5,900	153,695
Moog, Cl A	600	45,006
MYR Group *	6,439	237,535
Navigant Consulting	5,300	115,328
NCI Building Systems *	14,300	228,085
Nexeo Solutions *	17,000	154,360
Northrop Grumman	1,600	480,784
Northwest Pipe *	15,834	309,713
NV5 Global *	11,584	872,275
Orion Group Holdings *	6,100	55,937
Owens Corning	2,800	174,216
Park-Ohio Holdings	7,500	280,875
Plug Power * (B)	87,663	175,326
Primoris Services	3,500	94,535
Quad	10,600	217,936
Quanta Services *	5,626	191,678
Raytheon	2,622	519,235
Roadrunner Transportation Systems *	10,500	22,995
Roper Technologies	1,533	462,813

COMMON STOCK (continued)

	Shares	Value
Industrials (continued)
Rush Enterprises, Cl A	1,900	$85,671
SkyWest	8,841	529,576
Southwest Airlines	4,000	232,640
Spartan Motors	18,601	274,365
SPX FLOW *	18,490	878,645
Stanley Black & Decker	1,900	283,993
Stericycle *	15,500	1,082,830
Sterling Construction *	25,183	338,208
Systemax	600	26,832
Teledyne Technologies *	3,834	841,256
Tennant	1,996	162,375
Terex	1,900	83,828
Tetra Tech	7,577	460,682
Timken	3,487	171,735
TriNet Group *	14,360	773,286
Triumph Group	12,700	264,795
TrueBlue *	8,400	227,220
UniFirst	200	37,430
Union Pacific	5,784	866,964
United Continental Holdings *	12,200	980,880
United Parcel Service, Cl B	9,078	1,088,361
United Technologies	5,564	755,257
Univar *	700	19,243
Universal Forest Products	2,100	77,364
Universal Logistics Holdings	7,700	257,950
USA Truck *	21,585	470,985
Vectrus *	14,227	446,870
Verisk Analytics, Cl A *	7,700	851,774
Wabash National	17,400	344,520
Waste Management	7,000	630,000
Watsco	1,068	184,241
Werner Enterprises	19,000	707,750
Wesco Aircraft Holdings *	16,264	194,355
Willis Lease Finance *	4,666	145,673
Xylem	12,965	992,600

		53,100,661

Information Technology — 10.2%
ACI Worldwide *	800	20,672
Activision Blizzard	8,500	624,070
Adesto Technologies *	40,202	221,111
Adobe Systems *	5,300	1,296,804
Akamai Technologies *	10,500	790,230
Alphabet, Cl A *	12,097	14,845,680
Alphabet, Cl C *	900	1,095,534
Amber Road *	34,993	297,440
Amphenol, Cl A	3,000	280,530
Appfolio, Cl A *	300	21,660
Apple	42,672	8,120,055
Applied Materials	52,693	2,562,461

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2018
(unaudited)

COMMON STOCK (continued)

	Shares	Value
Information Technology (continued)
Arrow Electronics *	3,600	$273,024
Asure Software * (B)	23,581	332,256
Atlassian, Cl A *	16,194	1,172,608
Automatic Data Processing	6,330	854,487
AutoWeb *	10,144	39,359
Avaya Holdings *	15,300	314,874
AVX	14,487	301,040
Axcelis Technologies *	6,400	140,800
AXT *	41,702	314,850
Bel Fuse, Cl B	5,900	132,750
Belden	2,618	169,515
Benchmark Electronics	5,000	121,000
Black Knight *	16,978	876,914
Brightcove *	32,648	279,140
CACI International, Cl A *	2,269	397,529
Carbonite *	14,589	500,403
Cardtronics *	2,400	60,768
Care.com *	11,900	214,438
Cars.com *	26,000	737,620
CEVA *	1,275	38,377
Cisco Systems	46,247	1,955,786
ClearOne	6,900	23,460
Coherent *	4,512	713,167
Cohu	7,100	178,778
CommVault Systems *	15,357	996,669
Conduent *	10,774	193,501
Cornerstone OnDemand *	2,500	123,500
Corning	30,300	1,005,354
Cree *	16,500	777,975
CSG Systems International	1,500	61,005
Cypress Semiconductor	28,487	507,353
Data I *	3,600	18,252
Datawatch *	30,293	371,089
Dell Technologies, Cl V *	854	79,012
DHI Group *	27,400	57,540
Diodes *	3,300	122,628
DXC Technology	3,100	262,694
eBay *	5,326	178,155
EchoStar, Cl A *	51,217	2,304,253
eGain *	40,508	526,604
Electronic Arts *	1,900	244,625
Endurance International Group Holdings *	12,800	104,960
EPAM Systems *	2,574	335,161
ePlus *	200	19,730
Etsy *	5,100	208,386
EVERTEC	20,100	468,330
Evolving Systems *	16,100	41,860
Facebook, Cl A *	51,669	8,917,036

COMMON STOCK (continued)

	Shares	Value
Information Technology (continued)
Fair Isaac *	300	$60,438
Fidelity National Information Services	3,100	319,703
Finisar *	8,987	151,431
Finjan Holdings *	24,700	98,800
Fiserv *	5,200	392,496
FLIR Systems	19,498	1,142,583
FormFactor *	21,170	274,151
Fusion Connect * (B)	63,095	253,011
Glu Mobile *	22,600	120,458
Hackett Group	38,631	696,517
Hortonworks *	1,600	27,872
HP	25,500	588,540
Ichor Holdings * (B)	11,257	236,397
Immersion *	13,400	188,136
Imperva *	1,400	64,750
Intel	49,821	2,396,390
InterDigital	200	16,490
International Business Machines	2,500	362,325
inTEST *	13,300	96,425
Itron *	7,100	434,520
j2 Global	1,600	135,744
Jabil	28,000	788,760
Juniper Networks	72,000	1,896,480
KEMET *	14,300	371,657
Key Tronic *	9,600	77,568
Kimball Electronics *	12,500	254,375
KLA-Tencor	3,800	446,196
Kulicke & Soffa Industries	15,000	395,400
Lam Research	6,500	1,239,160
Limelight Networks *	21,600	96,336
LogMeIn	1,200	97,260
Luxoft Holding, Cl A *	700	26,600
Mastercard, Cl A	23,203	4,594,194
Match Group * (B)	30,431	1,099,168
Meet Group *	9,500	38,570
Mesa Laboratories	1,798	363,610
Microchip Technology	10,676	997,459
Micron Technology *	9,946	525,049
Microsoft	66,777	7,083,704
MicroStrategy, Cl A *	2,600	338,390
MKS Instruments	2,922	275,545
Model N *	19,704	367,480
MoneyGram International *	17,600	115,104
Monotype Imaging Holdings	700	14,455
Motorola Solutions	6,128	743,326
Nanometrics *	2,200	82,852
NCR *	17,100	477,432

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2018
(unaudited)

COMMON STOCK (continued)

	Shares	Value
Information Technology (continued)
Network-1 Technologies, Cl 1	5,950	$16,660
New Relic *	1,200	117,240
Nuance Communications *	41,000	605,570
NVIDIA	22,959	5,621,741
ON Semiconductor *	36,900	813,645
Oracle	12,165	580,027
Pagseguro Digital, Cl A *	9,800	263,816
Palo Alto Networks *	3,630	719,684
Paychex	11,031	761,360
Paylocity Holding *	3,400	197,200
PC Connection	12,300	416,355
PCM *	6,900	152,490
Photronics *	13,900	125,100
Plantronics	1,400	96,124
Plexus *	2,964	176,121
Progress Software	17,047	627,159
PTC *	6,605	607,066
QAD, Cl A	8,450	420,810
QUALCOMM	4,021	257,706
RealPage *	2,300	126,730
Red Hat *	15,230	2,150,933
RingCentral, Cl A *	600	44,250
Rosetta Stone *	12,592	185,102
Rudolph Technologies *	8,700	248,820
salesforce.com *	16,494	2,262,152
ScanSource *	3,800	156,750
Science Applications International	2,157	181,986
SendGrid *	900	22,977
Shutterstock *	2,000	92,140
SMART Global Holdings *	3,200	97,696
Spok Holdings	2,100	30,450
Spotify Technology *	6,286	1,149,269
SPS Commerce *	1,700	145,843
Stamps.com *	350	91,350
Tech Data *	5,865	489,200
TechTarget *	6,100	173,362
Telaria *	86,676	323,301
Teradata *	27,600	1,056,804
Texas Instruments	900	100,188
Total System Services	14,900	1,363,946
Travelport Worldwide	14,300	270,270
TTEC Holdings	3,283	105,548
Ultra Clean Holdings *	5,700	76,494
Unisys * (B)	42,082	540,754
Universal Display (B)	22,284	2,145,949
Upland Software *	13,018	407,724
USA Technologies *	63,055	848,090
Verint Systems *	13,393	601,346

COMMON STOCK (continued)

	Shares	Value
Information Technology (continued)
VeriSign *	1,393	$202,305
Visa, Cl A	21,736	2,972,181
Vishay Precision Group *	7,200	287,280
Wayside Technology Group	5,374	72,549
Western Digital	8,000	561,200
Xcerra *	1,700	24,208
XO Group *	10,800	304,344
Yelp, Cl A *	11,900	438,872
Zendesk *	3,900	212,433
Zix *	7,400	39,516
Zynga, Cl A *	30,100	114,079

		122,402,434

Materials — 1.9%
Advanced Emissions Solutions	15,600	177,060
AdvanSix *	5,200	210,444
Air Products & Chemicals	4,118	676,052
American Vanguard	17,015	369,225
Ashland Global Holdings	9,820	806,320
Avery Dennison	1,600	183,488
Balchem	1,061	106,408
Ball	7,110	277,077
Boise Cascade	1,400	60,550
CF Industries Holdings	36,045	1,601,119
Clearwater Paper *	1,600	36,160
Crown Holdings *	6,900	312,363
DowDuPont	11,112	764,172
Eastman Chemical	2,600	269,412
Ecolab	3,284	462,059
Ferro *	19,140	431,033
FMC	7,000	629,160
HB Fuller	4,660	264,129
Huntsman	29,200	979,076
International Flavors & Fragrances	4,173	554,007
International Paper (F)	8,500	456,705
Kaiser Aluminum	2,650	295,793
KapStone Paper and Packaging	2,554	88,828
KMG Chemicals	7,172	514,950
Koppers Holdings *	3,400	127,670
Kraton *	11,200	538,608
Louisiana-Pacific	15,907	428,216
Martin Marietta Materials	1,100	219,362
Materion	8,345	523,232
Minerals Technologies	900	68,040
OMNOVA Solutions *	6,200	57,970
Packaging Corp of America	2,500	282,250
PH Glatfelter	7,400	121,138

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2018
(unaudited)

COMMON STOCK (continued)

	Shares	Value
Materials (continued)
PPG Industries	3,294	$364,514
Praxair	4,032	675,360
Rayonier Advanced Materials	14,482	261,255
Resolute Forest Products *	5,000	50,750
RPM International	32,800	2,111,336
Ryerson Holding *	4,300	49,665
Schnitzer Steel Industries, Cl A	7,443	245,247
Sealed Air	7,800	343,746
Sensient Technologies	2,400	166,464
Sherwin-Williams	6,781	2,988,590
Southern Copper	6,025	297,394
Stepan	2,300	201,434
TimkenSteel *	11,435	158,947
Trinseo	2,600	194,220
Universal Stainless & Alloy Products *	11,507	344,174
US Concrete *	6,341	320,220
Venator Materials *	12,400	181,288
Verso *	18,000	375,660
Vulcan Materials	6,255	700,560
WR Grace	11,560	853,822

		23,776,722

Real Estate — 1.9%
Acadia Realty Trust ‡	16,546	448,066
American Assets Trust ‡	2,700	103,761
American Tower, Cl A	6,900	1,022,856
Americold Realty Trust ‡	9,500	204,345
Ashford Hospitality Trust ‡	22,500	177,750
AvalonBay Communities ‡	3,639	643,557
Boston Properties ‡	5,209	653,886
Braemar Hotels & Resorts ‡	6,500	74,295
Camden Property Trust ‡	6,923	641,001
Chatham Lodging Trust ‡	15,642	336,929
City Office ‡	12,900	164,475
Consolidated-Tomoka Land	400	26,204
CoreSite Realty ‡	3,291	368,921
Crown Castle International ‡	8,221	911,133
Digital Realty Trust ‡	5,600	679,952
Equinix	4,186	1,838,826
Equity Commonwealth * ‡	28,845	929,963
Equity Residential ‡	10,400	680,472
Franklin Street Properties ‡	18,700	164,747
Getty Realty ‡	5,631	161,328
GGP ‡	30,100	641,732
Gladstone Commercial ‡	9,800	194,432
Hudson Pacific Properties ‡	12,556	430,169
Independence Realty Trust ‡	44,292	449,564
Iron Mountain ‡	15,427	541,003

COMMON STOCK (continued)

	Shares	Value
Real Estate (continued)
Jernigan Capital ‡	23,175	$421,553
Kite Realty Group Trust ‡	6,100	102,907
National Storage Affiliates Trust ‡	13,231	381,450
NorthStar Realty Europe ‡	12,509	171,248
Pebblebrook Hotel Trust ‡	12,283	473,510
PS Business Parks ‡	500	63,885
Public Storage ‡	3,600	784,188
QTS Realty Trust, Cl A ‡	12,886	550,877
Rexford Industrial Realty ‡	15,395	471,703
Ryman Hospitality Properties ‡	2,600	221,026
Sabra Health Care ‡	10,210	220,638
Simon Property Group ‡	5,946	1,047,745
Summit Hotel Properties ‡	24,300	343,845
Ventas ‡	11,800	665,284
Welltower ‡	9,900	619,740
Xenia Hotels & Resorts ‡	9,100	221,949

		19,250,915

Telecommunication Services — 1.1%
AT&T	69,021	2,206,601
Boingo Wireless *	26,667	616,274
T-Mobile US *	43,874	2,632,440
Verizon Communications	87,340	4,510,238
Zayo Group Holdings *	61,757	2,290,567

		12,256,120

Utilities — 1.3%
Alliant Energy	13,028	559,813
Ameren	3,647	226,333
American Electric Power	7,537	536,182
American Water Works	10,570	932,803
AquaVenture Holdings *	12,335	204,021
Atlantica Yield	10,500	215,775
Atmos Energy	8,525	783,192
Avista	3,612	182,695
Black Hills (B)	16,365	981,409
CMS Energy	3,900	188,526
Consolidated Edison	3,400	268,362
Dominion Energy	9,100	652,561
DTE Energy	6,629	719,512
Duke Energy	10,176	830,565
Edison International	3,600	239,868
Eversource Energy	3,500	212,520
Exelon	13,000	552,500
IDACORP	3,742	352,646
New Jersey Resources	4,376	202,390
NextEra Energy	700	117,278
NiSource	35,135	919,834
Northwest Natural Gas	2,328	151,669

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2018
(unaudited)

COMMON STOCK (continued)

	Shares	Value
Utilities (continued)
NorthWestern	1,991	$118,126
PG&E	5,607	241,550
Portland General Electric	8,314	377,123
Public Service Enterprise Group	5,500	283,580
SCANA	5,052	202,029
South Jersey Industries	8,455	286,878
Southern	10,287	499,948
Spire	3,595	257,402
TerraForm Power, Cl A	15,987	163,547
WEC Energy Group	11,966	794,183
Xcel Energy	11,234	526,425
		13,781,245

		536,373,056

Total Common Stock (Cost $951,000,987)		1,165,103,835

PREFERRED STOCK — 0.4%

	Shares	Value
BRAZIL — 0.2%
Alpargatas, 0.087%	7,000	23,891
Azul, 0.000%*	10,000	63,944
Banco do Estado do Rio Grande do Sul, 0.274%	118,000	497,679
Centrais Eletricas Santa Catarina, 0.501%	3,600	28,055
Cia de Gas de Sao Paulo - COMGAS, Cl A, 0.000%	3,000	48,229
Cia de Saneamento do Parana, 0.327%	17,100	38,134
Cia de Transmissao de Energia Eletrica Paulista, 2.218%	2,800	45,805
Cia Ferro Ligas da Bahia - FERBASA, 0.245%	19,100	96,485
Cia Paranaense de Energia, 1.019%	68,200	373,407
Eucatex Industria e Comercio, 0.053%	3,300	2,875
Gerdau, 0.030%	38,262	169,938
Itausa - Investimentos Itau, 0.168%	61,802	171,576
Lojas Americanas, 0.075%	16,100	77,555
Marcopolo, 0.019%	459,159	467,319
Metalurgica Gerdau, Cl A, 0.000%	181,718	374,252
Oi, 7.200%*	249,900	180,436
Petroleo Brasileiro, 0.000%	4,100	21,531
Telefonica Brasil, 0.908%	35,072	385,266

		3,066,377

PREFERRED STOCK (continued)

	Shares	Value
CHILE — 0.0%
Embotelladora Andina, Cl B, 2.220%	37,447	$153,254

COLOMBIA — 0.0%
Avianca Holdings, 6.780%	106,700	88,409

GERMANY — 0.1%
Henkel & KGaA, 1.620%	5,721	717,483
RWE, 1.000%	5,183	109,699
STO & KGaA, 0.247%	1,000	128,628

		955,810

SOUTH AFRICA — 0.0%
Absa Bank, 36.851%	257	13,662

SOUTH KOREA — 0.1%
Hyundai Motor, 4.260%	6,800	533,107
LG Chemical, 2.840%	358	69,126
LG Household & Health Care, 1.430%	189	112,354

		714,587

Total Preferred Stock (Cost $4,970,507)		4,992,099

REGISTERED INVESTMENT COMPANY — 0.0%

	Shares	Value
REAL ESTATE — 0.0%
F&C Commercial Property Trust (Cost $106,344)	61,818	118,625

WARRANTS* — 0.0%

	Number of Warrants	Value
Oi, Expires 07/14/19	19,223	18,131
Padaeng Industry, Expires 05/18/21	52,366	—
Samart, Expires 12/31/21	46,433	—

Total Warrants (Cost $—)		18,131

RIGHTS* — 0.0%

	Number of Rights	Value
Cathay Financial, Expires 06/22/18	9,143	—
Hiwin Technologies, Expires 09/04/18	548	877
Hyundai Merchant Marine, Expires 12/12/17	1	—

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2018
(unaudited)

RIGHTS (continued)

	Number of Rights	Value
Synergetics, Expires 10/15/18	33,700	$—

Total Rights (Cost $—)		877

Total Investments— 97.6% (Cost $956,077,838)		$1,170,233,567

A list of the open forward foreign currency contracts held by the Fund at July 31, 2018, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
State Street	08/15/18	USD	6,248,800	EUR	7,516,557	$200,864
State Street	08/15/18	EUR	385,521	USD	331,700	2,812
Brown Brothers Harriman	09/19/18	USD	1,932,000	CHF	2,057,672	97,999
State Street	10/10/18	USD	1,321,500	GBP	1,760,356	20,472
Brown Brothers Harriman	10/31/18	USD	1,855,400	AUD	1,374,313	(4,772)

						$317,375

Percentages are based on net assets of $1,199,496,923.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Security considered Master Limited Partnership. At July 31, 2018, these securities amounted to $3,399,184 or 0.3% of Net Assets.
(B)	This security or a partial position of this security is on loan at July 31, 2018. The total value of securities on loan at July 31, 2018 was $14,919,687.
(C)

Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of July 31, 2018, was $609,299 and represented 0.1% of Net Assets.

(D)	Level 3 security in accordance with fair value hierarchy.

ADR — American Depositary Receipt

AUD — Australian Dollar

CHF — Swiss Franc

Cl — Class

EUR — Euro

GBP — British Pound

GDR — Global Depositary Receipt

LP — Limited Partnership

NVDR — Non-Voting Depositary Receipt

PJSC — Private Joint Stock Company

  — Public Limited Company

USD — United States Dollar

The following is a list of the inputs used as of July 31, 2018, in valuing the Fund’s investments and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3á	Total
Common Stock
Argentina	$1,361,570	$—	$—	$1,361,570
Australia	19,951,862	—	—	19,951,862
Austria	4,369,538	—	—	4,369,538
Belgium	3,636,765	—	—	3,636,765
Bermuda	3,399,184	—	—	3,399,184
Brazil	13,248,034	—	—	13,248,034
Canada	34,539,803	—	—	34,539,803
Chile	2,508,998	—	—	2,508,998
China	49,805,424	—	—	49,805,424
Colombia	409,936	—	—	409,936
Czech Republic	183,985	—	—	183,985
Denmark	8,202,339	—	—	8,202,339
Egypt	661,216	—	—	661,216
Finland	3,966,710	—	—	3,966,710
France	26,708,811	—	—	26,708,811
Germany	33,283,714	—	—	33,283,714
Greece	628,371	—	—	628,371
Hong Kong	34,216,186	—	26,564	34,242,750
Hungary	943,675	—	—	943,675
India	30,284,227	—	—	30,284,227
Indonesia	7,937,869	—	—	7,937,869
Ireland	7,368,088	—	—	7,368,088
Israel	4,969,251	—	—	4,969,251
Italy	14,174,236	—	—	14,174,236
Japan	50,816,836	112,758	—	50,929,594
Kenya	166,105	—	—	166,105
Malaysia	8,376,574	—	—	8,376,574
Mexico	7,583,198	—	—	7,583,198
Netherlands	24,951,128	—	—	24,951,128
New Zealand	1,886,038	—	—	1,886,038
Norway	4,880,028	—	—	4,880,028
Pakistan	436,297	—	—	436,297
Panama	603,508	—	—	603,508
Peru	408,873	—	—	408,873
Philippines	4,085,156	—	—	4,085,156
Poland	3,556,096	—	—	3,556,096
Portugal	2,032,579	—	78	2,032,657
Puerto Rico	933,601	—	—	933,601
Russia	8,892,038	—	—	8,892,038
Singapore	5,970,638	—	—	5,970,638
South Africa	11,719,804	—	—	11,719,804
South Korea	35,483,664	108,018	—	35,591,682
Spain	11,817,206	—	—	11,817,206
Sweden	12,772,066	—	—	12,772,066
Switzerland	39,611,428	—	—	39,611,428
Taiwan	21,743,522	246,387	—	21,989,909
Thailand	12,551,343	—	—	12,551,343
Turkey	4,394,549	—	—	4,394,549
United Arab Emirates	481,962	—	—	481,962
United Kingdom	45,144,050	178,895	—	45,322,945
United States	536,373,056	—	—	536,373,056

Total Common Stock	1,164,431,135	646,058	26,642	1,165,103,835

Preferred Stock
Brazil	3,002,433	63,944	—	3,066,377
Chile	153,254	—	—	153,254
Colombia	88,409	—	—	88,409
Germany	955,810	—	—	955,810
South Africa	13,662	—	—	13,662
South Korea	602,233	112,354	—	714,587

Total Preferred Stock	4,815,801	176,298	—	4,992,099

Registered Investment Company	118,625	—	—	118,625
Warrants	—	18,131	—	18,131
Rights	877	—	—	877

Total Investments in Securities	$1,169,366,438	$840,487	$26,642	$1,170,233,567

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2018
(unaudited)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts *
Unrealized Appreciation	$—	$322,147	$—	$322,147
Unrealized Depreciation	—	(4,772)	—	(4,772)

Total Other Financial Instruments	$—	$317,375	$—	$317,375

*	Forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

‡ A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets.

For the period ended July 31, 2018, there were transfers between Level 1 and Level 2 assets and liabilities. Changes in the classifications between Levels 1 and 2 occurred throughout the period when foreign equity securities were fair valued using other observable market based inputs provided by MarkIt in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment was principally traded. For the period ended July 31, 2018, there were transfers between Level 1 and Level 3 assets due to pricing restrictions removed by the Adviser. All transfers were considered to have occurred as of the end of the period.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
INCOME OPPORTUNITIES FUND
July 31, 2018
(unaudited)

SCHEDULE OF INVESTMENTS

EXCHANGE TRADED FUND — 23.8%

	Shares/Face Amount(1)	Value
Ashmore Emerging Markets Total Return Fund
(Cost $55,486,540)	$6,716,866	$51,988,544

CORPORATE OBLIGATIONS — 23.8%

CONSUMER DISCRETIONARY — 3.2%
Buena Vista Gaming Authority
13.000%, 04/01/23(A)	$495,000	512,325
Caesars Resort Collection
5.250%, 10/15/25(A)	835,000	803,687
Carlson Travel
9.500%, 12/15/24(A)	475,000	436,406
Codere Finance 2 Luxembourg
7.625%, 11/01/21(A)	385,000	356,395
Iconix Brand Group
5.750%, 08/15/23	280,000	173,447
MGM Resorts International
7.750%, 03/15/22	820,000	897,900
Salem Media Group
6.750%, 06/01/24(A)	655,000	592,775
Service International
4.625%, 12/15/27	685,000	650,750
Servicios Corporativos Javer
9.875%, 04/06/21(A)	337,000	343,740
Station Casinos
5.000%, 10/01/25(A)	865,000	823,912
Univision Communications
5.125%, 02/15/25(A)	885,000	820,838
Viking Cruises
5.875%, 09/15/27(A)	580,000	567,820

		6,979,995

CONSUMER STAPLES — 2.5%
AMN Healthcare
5.125%, 10/01/24(A)	855,000	835,762
Clearwater Seafoods
6.875%, 05/01/25(A)	640,000	614,400
Grupo Nueva Pescanova Tranche A
2.430%, 05/23/24	EUR 27,569	24,984
Grupo Nueva Pescanova Tranche B
1.000%, 05/23/29	EUR 40,178	20,202
Grupo Nueva Pescanova Tranche C
1.000%, 05/23/34	EUR 230,217	46,438
JBS USA
5.875%, 07/15/24(A)	1,050,000	1,006,688
Nova Austral
8.250%, 05/26/21(A)	700,000	661,184

CORPORATE OBLIGATIONS — continued

	Face Amount(1)	Value
CONSUMER STAPLES (continued)
Post Holdings
5.000%, 08/15/26(A)	$945,000	$890,663
Simmons Foods
5.750%, 11/01/24(A)	910,000	753,025
TreeHouse Foods
6.000%, 02/15/24(A)	665,000	665,000

		5,518,346

CONSUMER STAPLES — 0.3%
Dole Food
7.250%, 06/15/25(A)	671,000	659,258

ENERGY — 4.1%
Athabasca Oil
9.875%, 02/24/22(A)	860,000	894,400
Baytex Energy
5.625%, 06/01/24(A)	465,000	435,937
5.125%, 06/01/21(A)	450,000	435,375
California Resources
8.000%, 12/15/22(A)	1,405,000	1,257,475
CES Energy Solutions
6.375%, 10/21/24 (A)	CAD 610,000	464,821
Denbury Resources
5.500%, 05/01/22	1,105,000	1,000,025
Energen MTN
7.125%, 02/15/28	260,000	280,150
MEG Energy
7.000%, 03/31/24(A)	1,353,000	1,222,774
Murphy Oil
7.050%, 05/01/29	270,000	280,125
6.875%, 08/15/24	75,000	78,750
Navios Maritime Acquisition
8.125%, 11/15/21(A)	745,000	610,900
OKEA
8.836%, 06/28/23	700,000	702,177
Pioneer Energy Services
6.125%, 03/15/22	760,000	703,000
Sanchez Energy
6.125%, 01/15/23	835,000	573,019

		8,938,928

FINANCIALS — 1.4%
Borealis Finance
7.500%, 11/16/22(A)	540,000	534,262
Cooke Omega Investments
8.500%, 12/15/22(A)	695,000	700,213
Gol Finance
7.000%, 01/31/25(A)	535,000	482,838
Ladbrokes Group Finance
5.125%, 09/08/23	GBP 600,000	821,074

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
INCOME OPPORTUNITIES FUND
July 31, 2018
(unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount(1)	Value
FINANCIALS (continued)
Minerva Luxembourg
6.500%, 09/20/26(A)	$500,000	$465,625

		3,004,012

HEALTH CARE — 3.1%
Acadia Healthcare
5.625%, 02/15/23	560,000	564,200
5.125%, 07/01/22	275,000	272,250
Charles River Laboratories International
5.500%, 04/01/26(A)	805,000	815,062
Envision Healthcare
5.125%, 07/01/22(A)	525,000	529,922
Halyard Health
6.250%, 10/15/22	675,000	688,500
HCA
4.750%, 05/01/23	782,000	792,166
4.500%, 02/15/27	394,000	383,165
MEDNAX
5.250%, 12/01/23(A)	880,000	873,400
Select Medical
6.375%, 06/01/21	930,000	939,300
Tenet Healthcare
4.500%, 04/01/21	900,000	902,250

		6,760,215

INDUSTRIALS — 4.5%
AECOM
5.875%, 10/15/24	605,000	633,737
ATS Automation Tooling Systems
6.500%, 06/15/23(A)	805,000	823,112
BWX Technologies
5.375%, 07/15/26(A)	840,000	852,600
Eagle Bulk Shipco
8.250%, 11/28/22	813,000	825,195
Engility
8.875%, 09/01/24	845,000	906,262
IHS Markit
5.000%, 11/01/22(A)	835,000	857,303
JPW Industries Holding
9.000%, 10/01/24(A)	530,000	539,938
Kratos Defense & Security Solutions
6.500%, 11/30/25(A)	810,000	836,325
MPC Container Ships Invest BV
7.082%, 09/22/22	700,000	721,000
Multi-Color
4.875%, 11/01/25(A)	840,000	779,100
Navios Maritime Holdings
11.250%, 08/15/22(A)	550,000	523,875

CORPORATE OBLIGATIONS — continued

	Face Amount(1)	Value
INDUSTRIALS (continued)
Ritchie Bros Auctioneers
5.375%, 01/15/25(A)	$885,000	$869,513
Sensata Technologies BV
4.875%, 10/15/23(A)	550,000	554,125

		9,722,085

INFORMATION TECHNOLOGY — 2.3%
Booz Allen Hamilton
5.125%, 05/01/25(A)	845,000	823,875
DynCorp International
11.875%, 11/30/20	791,190	822,838
Gartner
5.125%, 04/01/25(A)	900,000	908,007
Leidos
7.125%, 07/01/32	446,000	476,761
5.500%, 07/01/33	295,000	270,468
Nutanix
1.346%, 01/15/23(A) (B)	405,000	482,793
Qorvo
5.500%, 07/15/26(A)	570,000	580,687
ServiceNow
0.000%, 06/01/22(B)	560,000	769,423

		5,134,852

MATERIALS — 1.3%
Crown Americas
4.500%, 01/15/23	820,000	811,964
Kissner Holdings
8.375%, 12/01/22(A)	860,000	875,050
Largo Resources
9.250%, 06/01/21(A)	360,000	371,700
LSB Industries
9.625%, 05/01/23(A)	675,000	686,812

		2,745,526

REAL ESTATE — 0.3%
MPT Operating Partnership
5.000%, 10/15/27	680,000	657,900

TELECOMMUNICATION SERVICES — 0.5%
Iridium Communications
10.250%, 04/15/23(A)	650,000	702,812
Virgin Media Finance
6.000%, 10/15/24(A)	475,000	464,313

		1,167,125

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
INCOME OPPORTUNITIES FUND
July 31, 2018
(unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
UTILITIES — 0.3%
Stoneway Capital
10.000%, 03/01/27(A)	$675,000	$658,719

Total Corporate Obligations (Cost $52,458,933)		51,946,961

COMMON STOCK — 23.7%
	Shares	Value
CONSUMER STAPLES — 0.0%
Grupo Nueva Pescanova
Restructure *	19,285	27,061

ENERGY — 23.0%
American Midstream Partners LP (C)	92,096	488,109
Archrock	56,688	773,791
Blueknight Energy Partners (C)	30,777	90,023
Buckeye Partners (C)	63,138	2,190,257
Crestwood Equity Partners (C) (D)	42,719	1,531,476
CrossAmerica Partners (C)	57,885	1,024,565
CSI Compressco (C)	47,064	264,970
DCP Midstream (C)	34,311	1,526,153
Delek Logistics Partners LP (C)	6,500	190,450
Enbridge Energy Escrow Account *	388,717	—
Enbridge Energy Management *	203,326	2,189,821
Energy Transfer Partners (C)	223,076	4,675,673
EnLink Midstream Partners (C)	161,152	2,510,748
GasLog Partners LP (C)	17,616	443,042
Genesis Energy (C)	130,990	3,011,460
Global Partners LP (C)	50,781	964,839
Golar LNG Partners LP (C)	53,712	881,414
Hoegh LNG Partners LP	6,882	126,629
Holly Energy Partners LP (C)	20,282	628,336
KNOT Offshore Partners LP (C)	25,835	568,370
Martin Midstream Partners LP (C)	97,527	1,280,042
NGL Energy Partners LP (C)	174,817	2,158,990
NuStar Energy LP (C)	112,029	2,850,018
PBF Logistics (C)	14,904	316,710
Plains GP Holdings, Cl A (C)	90,740	2,204,075
Sanchez Midstream Partners (C) .	25,600	300,800
Sprague Resources LP (C)	23,740	604,183
Summit Midstream Partners LP (C)	99,897	1,733,213
Sunoco (C)	141,186	3,768,254
Tallgrass Energy GP, Cl A	95,779	2,234,524
Targa Resources	62,760	3,205,153

COMMON STOCK — continued
	Shares	Value
ENERGY (continued)
TC Pipelines LP (C)	71,300	$2,241,672
Teekay LNG Partners LP (C)	37,052	592,832
Teekay Offshore Partners	6,400	16,256
USA Compression Partners LP (C)	134,457	2,190,305
USD Partners (C)	10,740	112,233
WPX Energy *	20,256	380,200

		50,269,586

FINANCIALS — 0.1%
Annaly Capital Management ‡	19,000	203,680

UTILITIES — 0.6%
AmeriGas Partners LP (C)	5,120	220,313
Suburban Propane Partners LP (C)	42,982	1,022,112

		1,242,425

Total Common Stock (Cost $58,569,077)		51,742,752

CONVERTIBLE BONDS — 22.8%
	Face Amount	Value
CONSUMER DISCRETIONARY — 3.0%
Booking Holdings
0.350%, 06/15/20	$495,000	766,472
Caesars Entertainment
5.000%, 10/01/24	500,000	898,205
Ctrip.com International
1.000%, 07/01/20	405,000	400,873
DISH Network
3.375%, 08/15/26	650,000	590,496
2.375%, 03/15/24	330,000	287,066
GCI Liberty
1.750%, 09/30/46	555,000	579,944
GDS Holdings
2.000%, 06/01/25	340,000	254,486
Liberty Media
2.125%, 03/31/48	315,000	316,485
Liberty Media -Liberty Formula One
1.000%, 01/30/23	255,000	287,893
Live Nation Entertainment
2.500%, 03/15/23(A)	615,000	646,044
Marriott Vacations Worldwide
1.500%, 09/15/22	345,000	356,944
RH
0.755%, 06/15/23 (B)	505,000	464,389

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
INCOME OPPORTUNITIES FUND
July 31, 2018
(unaudited)

CONVERTIBLE BONDS — continued

	Face Amount	Value
CONSUMER DISCRETIONARY (continued)
Tesla
2.375%, 03/15/22	$240,000	$258,572
0.250%, 03/01/19(D)	390,000	402,207

		6,510,076

ENERGY — 1.4%
Cheniere Energy
4.250%, 03/15/45	925,000	723,357
Ensco Jersey Finance
3.000%, 01/31/24	550,000	521,990
Oasis Petroleum
2.625%, 09/15/23	345,000	432,486
Oil States International
1.500%, 02/15/23	450,000	484,469
Scorpio Tankers
3.000%, 05/15/22	355,000	316,587
Transocean
0.500%, 01/30/23	365,000	506,939

		2,985,828

FINANCIALS — 0.5%
AXA
7.250%, 05/15/21	425,000	464,721
Encore Capital Europe Finance
4.500%, 09/01/23	215,000	219,300
Encore Capital Group
3.250%, 03/15/22	100,000	98,494
GS Finance MTN
0.000%, 06/05/23(B)	180,000	205,797
LendingTree
0.625%, 06/01/22	35,000	45,420

		1,033,732

HEALTH CARE — 5.3%
Alder Biopharmaceuticals
2.500%, 02/01/25	120,000	139,289
AMAG Pharmaceuticals
3.250%, 06/01/22	205,000	222,983
Anthem
2.750%, 10/15/42	215,000	746,055
BioMarin Pharmaceutical
1.500%, 10/15/20	75,000	91,670
0.599%, 08/01/24	470,000	495,952
Clovis Oncology
2.500%, 09/15/21	145,000	153,199
1.250%, 05/01/25	145,000	131,273
DexCom
0.750%, 05/15/22	435,000	503,194
Exact Sciences
1.000%, 01/15/25	570,000	591,868

CONVERTIBLE BONDS — continued

	Face Amount	Value
HEALTH CARE (continued)
Flexion Therapeutics
3.375%, 05/01/24	$245,000	$285,884
Horizon Pharma Investment
2.500%, 03/15/22	390,000	379,241
Illumina
0.500%, 06/15/21	545,000	772,928
Insmed
1.750%, 01/15/25	455,000	426,464
Insulet
1.375%, 11/15/24	575,000	625,749
Ionis Pharmaceuticals
1.000%, 11/15/21	265,000	263,131
Jazz Investments I
1.500%, 08/15/24	895,000	929,028
Ligand Pharmaceuticals
0.750%, 05/15/23	500,000	529,713
Medicines
2.750%, 07/15/23	185,000	194,935
Molina Healthcare
1.125%, 01/15/20	175,000	449,191
Neurocrine Biosciences
2.250%, 05/15/24	440,000	644,822
PTC Therapeutics
3.000%, 08/15/22	365,000	375,923
Quidel
3.250%, 12/15/20	60,000	131,252
Sarepta Therapeutics
1.500%, 11/15/24	270,000	470,847
Supernus Pharmaceuticals
0.625%, 04/01/23	325,000	365,627
Teladoc
1.375%, 05/15/25	290,000	374,532
Vocera Communications
1.500%, 05/15/23	190,000	211,046
Wright Medical Group
1.625%, 06/15/23	1,006,000	990,193

		11,495,989

INDUSTRIALS — 2.1%
Aerojet Rocketdyne Holdings
2.250%, 12/15/23	90,000	127,797
Air Transport Services Group
1.125%, 10/15/24	590,000	575,185
Atlas Air Worldwide Holdings
1.875%, 06/01/24	300,000	378,988
Chart Industries
1.000%, 11/15/24	460,000	656,674
Dycom Industries
0.750%, 09/15/21	150,000	166,745

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
INCOME OPPORTUNITIES FUND
July 31, 2018
(unaudited)

CONVERTIBLE BONDS — continued

	Face Amount	Value
INDUSTRIALS (continued)
Echo Global Logistics
2.500%, 05/01/20	$660,000	$727,212
Greenbrier
2.875%, 02/01/24	550,000	651,406
Meritor
3.250%, 10/15/37	260,000	258,121
Navistar International
4.750%, 04/15/19	485,000	501,194
Patrick Industries
1.000%, 02/01/23	465,000	447,694
Titan Machinery
3.750%, 05/01/19	181,000	178,399

		4,669,415

INFORMATION TECHNOLOGY — 9.6%
Advanced Micro Devices
2.125%, 09/01/26	190,000	453,083
Akamai Technologies
0.125%, 05/01/25	490,000	492,051
Altaba
0.000%, 12/01/18(B)	525,000	714,940
Alteryx
0.500%, 06/01/23	445,000	488,453
Atlassian
0.625%, 05/01/23	525,000	579,919
Avaya Holdings
2.250%, 06/15/23	475,000	468,551
Ciena
3.750%, 10/15/18	190,000	241,481
Citrix Systems
0.500%, 04/15/19	295,000	448,707
Coupa Software
0.375%, 01/15/23	205,000	301,965
Cypress Semiconductor
2.000%, 02/01/23	550,000	596,464
Envestnet
1.750%, 12/15/19	120,000	129,462
1.750%, 06/01/23	480,000	513,111
Euronet Worldwide
1.500%, 10/01/44	420,000	543,306
Five9
0.125%, 05/01/23	280,000	277,527
Gogo
3.750%, 03/01/20	940,000	808,400
Guidewire Software
1.250%, 03/15/25	350,000	347,839
IAC FinanceCo
0.875%, 10/01/22	505,000	570,030
II-VI
0.250%, 09/01/22	460,000	483,762

CONVERTIBLE BONDS — continued

	Face Amount	Value
INFORMATION TECHNOLOGY (continued)
Integrated Device Technology
0.875%, 11/15/22	$140,000	$166,792
Intel
3.250%, 08/01/39	245,000	567,685
InterDigital
1.500%, 03/01/20	210,000	253,680
Lumentum Holdings
0.250%, 03/15/24	230,000	257,279
Microchip Technology
1.625%, 02/15/27	1,235,000	1,470,806
Micron Technology
3.000%, 11/15/43	530,000	956,874
MINDBODY
0.375%, 06/01/23	515,000	505,444
MongoDB
0.750%, 06/15/24	235,000	240,469
New Relic
0.500%, 05/01/23	250,000	270,514
Nice Systems
1.250%, 01/15/24	215,000	295,282
Novellus Systems
2.625%, 05/15/41	35,000	200,081
Okta
0.250%, 02/15/23	270,000	327,950
ON Semiconductor
1.625%, 10/15/23	315,000	394,742
Palo Alto Networks
0.750%, 07/01/23	605,000	594,133
0.000%, 07/01/19(B)	75,000	134,489
Proofpoint
0.750%, 06/15/20	195,000	280,525
PROS Holdings
2.000%, 06/01/47	310,000	305,195
Pure Storage
0.125%, 04/15/23	575,000	605,654
Q2 Holdings
0.750%, 02/15/23	260,000	302,069
RealPage
1.500%, 11/15/22	255,000	358,799
RingCentral
0.000%, 03/15/23(B)	340,000	368,519
Square
0.500%, 05/15/23	580,000	634,871
Synaptics
0.500%, 06/15/22	295,000	291,060
Teradyne
1.250%, 12/15/23	140,000	203,573
Twilio
0.250%, 06/01/23	290,000	304,068

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
INCOME OPPORTUNITIES FUND
July 31, 2018
(unaudited)

CONVERTIBLE BONDS — continued

	Face Amount	Value
INFORMATION TECHNOLOGY (continued)
Twitter
0.250%, 06/15/24	$350,000	$318,353
Western Digital
1.500%, 02/01/24	275,000	269,131
Wix.com
0.000%, 07/01/23(B)	295,000	281,413
Workday
0.250%, 10/01/22	585,000	616,956
Zendesk
0.250%, 03/15/23	355,000	382,265
Zillow Group
1.500%, 07/01/23	380,000	376,987

		20,994,709

MATERIALS — 0.2%
Allegheny Technologies
4.750%, 07/01/22	190,000	391,365
Cleveland-Cliffs
1.500%, 01/15/25	95,000	136,552

		527,917

REAL ESTATE — 0.2%
Extra Space Storage
3.125%, 10/01/35	515,000	568,691

TELECOMMUNICATION SERVICES — 0.1%
Intelsat
4.500%, 06/15/25	130,000	179,564

UTILITIES — 0.4%
NextEra Energy Partners
1.500%, 09/15/20	555,000	566,792
NRG Energy
2.750%, 06/01/48	285,000	277,106

		843,898

Total Convertible Bonds (Cost $47,307,432)		49,809,819

PREFERRED STOCK — 3.5%

	Shares	Value
UNITED STATES — 3.5%
2017 Mandatory Exchangeable
Trust, 5.188%	2,460	308,739
AMG Capital Trust II, 5.150%	3,885	232,711
Assurant, 6.500%*	1,225	143,325
Bank of America, 7.250%*	615	782,428
Becton Dickinson, 6.125%*	19,605	1,244,329

PREFERRED STOCK — continued

	Shares	Value
Blueknight Energy Partners, 11.000%(C)(D)	9,061	$58,534
Crown Castle International, 6.875%‡ *	555	592,196
Fortive, 5.000%	525	555,056
Hess, 8.000%*	7,250	528,960
NextEra Energy, 6.123%*	14,435	826,404
Rexnord, 5.750%*	6,865	438,468
Sanchez Energy, 6.500%	7,200	124,848
Scorpio Tankers, 8.250%	17,300	443,572
Stanley Black & Decker, 5.375%*	4,405	491,158
Teekay Offshore Partners, 7.250%(C)	8,725	203,118
Wells Fargo, 7.500% *	475	602,775

Total Preferred Stock (Cost $7,323,060)		7,576,621

SOVEREIGN DEBT — 0.6%

	Face Amount(1)	Value
Hellenic Republic Government Bond
3.000%, 3.650%, 02/24/20, 02/24/23 (E)	EUR 870,000	1,019,907
Mexican Bonos
6.500%, 06/10/21	MXN 6,150,000	318,690

Total Sovereign Debt (Cost $1,206,154)		1,338,597

LOAN PARTICIPATIONS — 0.3%
Gol LuxCo
6.500%, VAR Fixed+0.000%, 08/31/20	550,000	563,063

Total Loan Participations (Cost $547,438)		563,063

Total Investments— 98.5% (Cost $222,898,634)		$214,966,357

A list of the open futures contracts held by the Fund at July 31, 2018, is as follows:

Type of Contract	Number of Contracts Short	Expiration Date	Notional Amount	Value	Unrealized Appreciation
British Pound	(10)	Sep-2018	$(839,763)	$(821,875)	$17,888
CAD Currency	(6)	Sep-2018	(462,810)	(461,970)	840
Euro	(8)	Sep-2018	(1,187,160)	(1,173,750)	13,410

			$(2,489,733)	$(2,457,595)	$32,138

Percentages are based on net assets of $218,185,949.

*	Non-income producing security.
‡	Real Estate Investment Trust

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
INCOME OPPORTUNITIES FUND
July 31, 2018
(unaudited)

(1)	In U.S. dollars unless otherwise indicated
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” (B) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(C)	Security considered Master Limited Partnership. At July 31, 2018, these securities amounted to $42,847,289 or 19.6% of Net Assets.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(E)	Step Bonds - Represents the current rate, the step rate, the step date and the final maturity date.

Cl — Class

CAD — Canadian Dollar

EUR — Euro

GBP — Global British Pound

GP — General Partner

LP — Limited Partnership

MTN — Medium Term Note

MXN — Mexican Peso

VAR — Variable Rate

The following is a list of the inputs used as of July 31, 2018, in valuing the Fund’s investments and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$51,988,544	$—	$—	$51,988,544
Corporate Obligations	—	51,946,961	—	51,946,961
Common Stock	51,742,752	—	—	51,742,752
Convertible Bonds	—	49,809,819	—	49,809,819
Preferred Stock	6,036,543	1,540,078	—	7,576,621
Sovereign Debt	—	1,338,597	—	1,338,597
Loan Participations	—	563,063	—	563,063

Total Investments in Securities	$109,767,839	$105,198,518	$—	$214,966,357

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$32,138	$—	$—	$32,138

Total Other Financial Instruments	$32,138	$—	$—	$32,138

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended July 31, 2018, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For the period ended July 31, 2018, there were Level 3 securities

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2018
(unaudited)

SCHEDULE OF INVESTMENTS

REGISTERED INVESTMENT COMPANIES — 50.4%

	Shares	Value
EXCHANGE TRADED FUNDS — 1.3%
Health Care Select Sector SPDR Fund	37,000	$3,290,410
Technology Select Sector SPDR Fund	43,200	3,063,744

		6,354,154

OPEN-END FUNDS — 49.1%
AQR Long-Short Equity Fund, Cl R6	3,665,791	47,252,048
AQR Managed Futures Strategy HV Fund, Cl R6	5,476,566	45,126,905
AQR Style Premia Alternative Fund, Cl R6	5,719,609	55,194,227
ASG Managed Futures Strategy Fund, Cl Y	4,813,115	46,446,556
PIMCO All Asset All Authority Fund, Cl I	5,976,423	51,456,998

		245,476,734

Total Registered Investment Companies (Cost $275,645,404)		251,830,888

U.S. TREASURY OBLIGATIONS — 12.6%

	Face Amount	Value
U.S. Treasury Bills
2.290%, 06/20/19 (A)	$14,500,000	14,198,337
1.779%, 01/03/19 (A)	17,800,000	17,638,963
U.S. Treasury Notes
2.875%, 05/15/28	31,500,000	31,258,828

Total U.S. Treasury Obligations (Cost $62,812,920)		63,096,128

COMMON STOCK — 27.3%

	Shares	Value
AUSTRIA — 0.1%
Immobilien Anlagen	4,994	174,724
Porr Ag	3,273	115,966
S IMMO	5,751	125,083

		415,773

BELGIUM — 0.1%
Ageas	3,377	181,056
Orange Belgium	5,465	87,677

		268,733

BERMUDA — 0.2%
Assured Guaranty	28,400	1,105,328
Signet Jewelers	500	28,870

		1,134,198

BRAZIL — 0.2%
Cia de Saneamento de Minas Gerais	17,667	191,483
Cosan, Cl A	72,541	586,131

COMMON STOCK (continued)

	Shares	Value
BRAZIL (continued)
TIM Participacoes ADR	10,850	$178,157

		955,771

CANADA — 1.3%
BRP	10,000	466,464
Canfor *	17,000	372,710
Canfor Pulp Products	6,300	131,971
Cogeco	2,300	110,788
Equitable Group	2,200	106,546
Genworth MI Canada	13,700	482,241
Husky Energy	16,700	283,971
Interfor *	4,700	74,284
Lululemon Athletica *	6,500	779,675
Magna International	8,103	492,500
Medical Facilities	12,800	143,660
Methanex	15,791	1,091,158
North American Construction Group	8,141	53,633
Points International *	13,925	202,469
Quebecor, Cl B	8,600	179,226
Surge Energy	78,300	147,469
Teck Resources, Cl B	23,289	606,213
TFI International	14,700	488,173
TORC Oil & Gas	44,900	262,666
West Fraser Timber	2,200	136,649

		6,612,466

CHINA — 0.6%
Anhui Expressway, Cl H	173,918	102,147
Beijing Capital Land, Cl H	334,788	145,021
CECEP COSTIN New Materials Group *(B)(C)	781,000	29,851
China Communications Services, Cl H	226,000	143,103
China Petroleum & Chemical, Cl H	580,000	559,380
CNOOC	335,000	559,966
Powerlong Real Estate Holdings	204,000	105,781
Sinopec Shanghai Petrochemical ADR	8,021	492,008
Sinotruk Hong Kong	290,913	412,146
Xinyuan Real Estate ADR	20,266	95,250
Xtep International Holdings	164,500	103,323

		2,747,976

COLOMBIA — 0.0%
Avianca Holdings ADR	19,399	126,481

DENMARK — 0.0%
Per Aarsleff Holding	3,642	130,019
Topdanmark	2,013	86,300

		216,319

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2018
(unaudited)

COMMON STOCK (continued)

	Shares	Value
FINLAND — 0.1%
Atria, Cl A	44	$488
Finnair	17,771	165,516
Ponsse	3,321	120,191
Ramirent	13,603	136,240

		422,435

GERMANY — 0.3%
ADO Properties (D)	2,465	140,663
Amadeus Fire	255	27,582
AURELIUS Equity
Opportunities & KGaA	5,127	316,548
Bauer	4,841	107,215
Deutsche Lufthansa	24,819	696,527
Eckert & Ziegler	1,878	90,916
H&R GmbH & KGaA	4,849	64,980
Hamburger Hafen und Logistik	3,305	76,250

		1,520,681

GREECE — 0.0%
Aegean Airlines	8,259	78,613
StealthGas *	23,460	86,802

		165,415

HONG KONG — 1.0%
Asia Cement China Holdings	129,876	99,942
Beijing Tong Ren Tang Chinese Medicine	42,000	88,184
Changgang Dunxin Enterprise *(B)(C)	586,000	9,706
China Lesso Group Holdings	233,000	143,379
China Merchants Land	554,637	91,155
China Resources Cement Holdings	450,000	512,546
China Sanjiang Fine Chemicals	254,000	77,989
Cowell e Holdings	527,000	110,784
CRCC High-Tech Equipment, Cl H	433,536	102,736
Dawnrays Pharmaceutical Holdings	159,406	90,984
Dickson Concepts International	110,500	47,303
Emperor Capital Group	1,896,135	114,748
Emperor Entertainment Hotel	244,474	53,573
Giordano International	362,000	205,235
Haitong International Securities Group	782,000	352,690
Hop Fung Group Holdings	572,000	54,656
IGG	357,304	461,592
Liu Chong Hing Investment	76,000	120,065
Lonking Holdings	631,742	289,751
PC Partner Group	268,000	224,328
Shanghai Haohai Biological Technology, Cl H (D)	9,800	67,859

COMMON STOCK (continued)

	Shares	Value
HONG KONG (continued)
Sun Hung Kai	296,890	$173,238
Tianyun International Holdings	610,000	90,151
Value Partners Group	396,000	308,262
Weichai Power, Cl H	367,122	447,616
West China Cement	892,000	156,829
Wynn Macau	146,400	430,860

		4,926,161

IRELAND — 0.1%
Horizon Pharma *	15,340	270,444

ISRAEL — 0.3%
ADO Group *	6,021	123,259
Check Point Software Technologies *	1,900	214,073
IDI Insurance	1,911	115,788
Rami Levy Chain Stores Hashikma	2,420	114,469
Scope Metals Group	4,144	104,949
SodaStream International *	1,964	171,457
Summit Real Estate Holdings	13,329	113,646
Teva Pharmaceutical
Industries ADR	13,281	317,947

		1,275,588

ITALY — 0.1%
Cementir Holding	13,124	106,658
Gefran	13,301	114,473
Unieuro (D)	7,738	103,333

		324,464

JAPAN — 1.4%
Ahresty	14,900	130,591
Asanuma	32,000	114,475
Daiwa Securities Group	92,000	535,470
Endo Lighting	3,100	24,786
Fujitsu Frontech	8,500	102,625
GMB	7,400	92,852
G-Tekt	3,800	65,828
H-One	10,300	117,909
Ichiken	6,091	142,504
Innotech	9,400	121,730
Itoki	11,787	65,674
IwaiCosmo Holdings	9,400	123,411
J-Oil Mills	2,600	88,593
JVC Kenwood	63,200	176,914
Kamei	8,400	117,419
Kato Works	4,700	126,732
KDDI	22,400	623,630
KEL	11,100	117,835
Kitagawa Iron Works	5,200	125,378
Look Holdings	9,680	118,430
Maeda Seisakusho	12,200	65,793

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2018
(unaudited)

COMMON STOCK (continued)

	Shares	Value
JAPAN (continued)
Makino Milling Machine	50,000	$401,556
MetalArt	30,000	92,564
Misawa Homes	14,100	123,201
Mixi	20,700	543,719
Miyaji Engineering Group	5,100	91,633
Muto Seiko	13,900	95,596
Nippon Piston Ring	6,300	123,673
Nisshin Fudosan	17,100	105,369
Nittetsu Mining	2,300	110,253
NS United Kaiun Kaisha	6,400	132,218
NuFlare Technology	1,900	116,567
Okura Industrial	4,400	102,548
Okuwa	9,000	90,390
Osaki Electric	15,800	114,457
Sanko Gosei	24,203	107,578
Shibaura Mechatronics	34,645	118,979
Showa	18,000	301,999
T RAD	3,400	98,368
Takaoka Toko	4,200	65,921
Tera Probe *	10,124	118,610
Toa Road	3,312	113,446
UEX	20,335	135,306
Warabeya Nichiyo Holdings	5,200	106,544
YAC Holdings	14,728	114,989
Yurtec	16,300	133,969

		6,858,032

KUWAIT — 0.0%
Sungdo Engineering & Construction	12,232	71,950

MALAYSIA — 0.1%
AirAsia	317,952	278,453
Carlsberg Brewery Malaysia	9,400	44,260
Supermax	174,600	187,700
UEM Edgenta	130,760	68,838

		579,251

MEXICO — 0.0%
Rassini	23,200	84,869

NETHERLANDS — 0.1%
BE Semiconductor Industries	22,838	496,722
BinckBank	13,892	84,147
ForFarmers	9,182	104,363

		685,232

NIGERIA — 0.0%
Access Bank	1,073,245	29,639
United Bank for Africa	980,183	25,851
Zenith Bank	716,021	45,481

		100,971

COMMON STOCK (continued)

	Shares	Value
NORWAY — 0.1%
Bakkafrost P	5,467	$336,131
Selvaag Bolig	20,443	111,405

		447,536

PAKISTAN — 0.0%
Engro Fertilizers	86,000	54,947

PHILIPPINES — 0.0%
Cosco Capital	572,728	65,787
First Philippine Holdings	81,721	96,179

		161,966

PORTUGAL — 0.1%
CTT-Correios de Portugal	50,867	178,800
Navigator	20,347	116,204
Semapa-Sociedade de Investimento e Gestao	5,018	117,942

		412,946

PUERTO RICO — 0.1%
OFG Bancorp	11,566	192,574
Triple-S Management, Cl B *	12,534	445,082

		637,656

SINGAPORE — 0.3%
China Sunsine Chemical
Holdings	209,600	230,947
China Yuchai International	9,727	194,151
Jiutian Chemical Group *	4,304,100	135,951
k1 Ventures (B)(C)	58,160	—
Lian Beng Group	278,500	103,311
M1	96,500	116,252
Olam International	62,600	102,544
UMS Holdings	363,100	217,377
Yanlord Land Group	140,500	156,874

		1,257,407

SOUTH AFRICA — 0.0%
Harmony Gold Mining ADR	59,923	101,869

SOUTH KOREA — 1.1%
Daesang Holdings	11,019	82,151
Deutsch Motors *	22,372	109,795
DNF	6,987	73,077
DongKook Pharmaceutical	1,709	95,942
Dongwon Industries	329	93,525
Exicon	7,108	49,054
Global Standard Technology	23,692	146,771
Great Rich Technologies *	42,470	89,029
Hanwha	1,366	39,259
Hanyang Eng	11,116	179,363
Heng Sheng Holding Group	64,242	76,379
Huchems Fine Chemical	3,642	103,206
Huons Global	1,667	81,960
Hyundai Telecommunication	8,065	80,026

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2018
(unaudited)

COMMON STOCK (continued)

	Shares	Value
SOUTH KOREA (continued)
Industrial Bank of Korea	33,892	$474,152
INZI Display	57,985	83,972
JASTECH	8,042	66,570
JB Financial Group	16,965	90,235
JC Hyun System	18,280	143,639
KC	3,700	55,567
Korea Autoglass	6,596	71,346
Kortek	3,914	60,880
Kwangju Bank	9,156	90,034
Kyungdong Pharm	10,479	113,347
LMS	10,143	62,473
LOT Vacuum	3,861	41,590
Mhethanol	2,665	12,579
MiCo *	19,964	71,386
Mirae Asset Life Insurance	19,626	94,915
Organic Tea Cosmetics Holdings	47,767	114,224
Samchully	1,038	105,317
Samjin Pharmaceutical	1,223	50,236
Samsung SDS	2,685	502,845
SAMT	31,844	51,667
SK Hynix	15,071	1,162,676
Taeyoung Engineering &
Construction	41,774	541,477
Woongjin Thinkbig	15,289	80,638
YeaRimDang Publishing *	18,162	159,759

		5,601,061

SWEDEN — 0.3%
Bergman & Beving, Cl B	4,909	52,479
Biotage	10,596	133,279
International Petroleum *	20,741	136,812
KappAhl	32,209	139,196
Klovern, Cl B	111,774	147,202
Mr. Green	20,340	101,782
Orexo *	29,306	141,648
SKF, Cl B	13,172	270,842
SkiStar	5,273	123,235
Tethys Oil	7,214	89,509

		1,335,984

SWITZERLAND — 0.1%
Implenia	1,617	128,034
Sunrise Communications Group (D)	1,765	155,528

		283,562

UNITED KINGDOM — 0.0%
Amarin PLC ADR *	25,745	65,650
Stolt-Nielsen	6,997	119,753

		185,403

COMMON STOCK (continued)

	Shares	Value
UNITED STATES — 19.2%

Consumer Discretionary — 3.7%
Aaron’s	800	$34,648
Abercrombie & Fitch, Cl A	30,787	729,344
American Eagle Outfitters	7,500	188,850
BBX Capital, Cl A	200	1,744
Beazer Homes USA *	23,922	306,441
Bed Bath & Beyond	29,100	545,043
Best Buy	8,600	645,258
BJ’s Restaurants	6,838	432,504
Bloomin’ Brands	36,200	700,108
Carrols Restaurant Group *	49,113	712,139
Cato, Cl A	29,549	735,770
Century Casinos *	25,768	210,009
Century Communities *	5,501	167,781
Citi Trends	15,912	452,060
Conn’s *	8,199	277,946
Dave & Buster’s Entertainment *	1,500	73,725
Deckers Outdoor *	8,200	925,206
Del Frisco’s Restaurant Group *	2,400	20,520
Del Taco Restaurants *	17,600	227,744
Dick’s Sporting Goods	800	27,312
Domino’s Pizza	400	105,064
Expedia Group	3,800	508,592
Fiesta Restaurant Group *	10,924	317,342
Foot Locker	11,300	551,553
Gannett	25,808	272,791
Gray Television *	21,245	328,235
Groupon, Cl A *	132,300	619,164
H&R Block	2,800	70,448
Hibbett Sports *	16,813	385,858
Hudson, Cl A *	1,640	27,716
J Alexander’s Holdings *	21,086	225,620
Johnson Outdoors, Cl A	3,944	319,740
K12 *	16,612	271,772
Kohl’s	300	22,161
Liberty TripAdvisor Holdings, Cl A *	21,733	361,854
M/I Homes *	12,392	320,457
Modine Manufacturing *	7,620	132,969
Monarch Casino & Resort *	3,699	176,331
Movado Group	4,546	226,391
New York *	19,672	96,393
Nutrisystem	2,300	92,000
Perry Ellis International *	10,719	300,561
RCI Hospitality Holdings	13,591	440,756
Rocky Brands	19,870	513,640
Ruth’s Hospitality Group	15,332	443,861
Shutterfly *	1,500	123,390
Tailored Brands	20,318	409,611

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2018
(unaudited)

COMMON STOCK (continued)

	Shares	Value
UNITED STATES (continued)

Consumer Discretionary (continued)
Tilly’s, Cl A	16,824	$260,772
Town Sports International
Holdings *	31,482	340,006
Ulta Beauty *	2,860	698,955
Urban Outfitters *	2,600	115,440
Vera Bradley *	15,768	209,557
Vista Outdoor *	16,330	265,199
Whirlpool	1,900	249,090
William Lyon Homes, Cl A *	10,009	218,496
Williams-Sonoma	1,600	93,584
Winnebago Industries	6,551	261,385
Zumiez *	19,851	449,625

		18,240,531

Consumer Staples — 0.6%
Campbell Soup	9,300	380,370
Central Garden & Pet, Cl A *	8,659	347,399
Coca-Cola Bottling
Consolidated	200	29,024
Dean Foods	22,497	220,921
Flowers Foods	5,500	112,200
Ingles Markets, Cl A	6,088	181,118
Ingredion	1,800	182,340
Medifast	300	51,504
Natural Grocers by Vitamin Cottage *	10,649	141,312
Natural Health Trends	5,000	119,350
Performance Food Group *	6,400	229,440
Philip Morris International	6,300	543,690
Sanderson Farms	1,400	141,162
TreeHouse Foods *	1,000	47,490
US Foods Holding *	6,800	229,908
USANA Health Sciences *	400	52,900

		3,010,128

Energy — 0.9%
Abraxas Petroleum *	101,759	264,573
Arch Coal	2,300	194,557
Archrock	32,148	438,820
Bonanza Creek Energy *	2,800	104,160
ConocoPhillips	500	36,085
CONSOL Energy *	11,514	479,328
Halcon Resources *	53,300	208,403
Matrix Service *	6,294	125,565
McDermott International *	8,866	159,683
North American Construction Group	24,153	158,202
Northern Oil and Gas *	36,656	136,360
Oasis Petroleum *	11,700	142,974
Overseas Shipholding Group, Cl A *	87,247	314,089
Pacific Ethanol *	35,178	102,896

COMMON STOCK (continued)

	Shares	Value
UNITED STATES (continued)

Energy (continued)
PBF Energy, Cl A	2,300	$107,410
Peabody Energy	1,700	72,233
Penn Virginia *	347	29,328
Pioneer Energy Services *	42,088	138,890
Profire Energy *	84,288	293,322
Renewable Energy Group *	10,841	184,839
SandRidge Energy *	26,900	439,008
SEACOR Holdings *	3,100	163,587
SilverBow Resources *	1,000	30,470
TransGlobe Energy *	32,890	106,564
W&T Offshore *	24,276	168,475

		4,599,821

Financials — 2.7%
Ambac Financial Group *	3,300	67,386
Anworth Mortgage Asset ‡	19,648	99,026
Arbor Realty Trust ‡	23,295	264,864
Ares Commercial Real
Estate ‡	14,675	207,211
Bank of Marin Bancorp	2,961	263,085
Berkshire Hills Bancorp	11,575	469,945
Blucora *	9,004	312,889
Blue Hills Bancorp	8,992	196,925
Boston Private Financial Holdings	15,305	220,392
Brookline Bancorp	13,428	244,390
Bryn Mawr Bank	5,036	246,009
Century Bancorp, Cl A	4,371	338,097
Dime Community Bancshares	8,299	142,743
Dynex Capital ‡	39,798	264,657
Entegra Financial *	4,471	130,330
Enterprise Financial Services	7,740	435,375
EZCORP, Cl A *	18,238	208,825
Farmers National Banc	18,211	290,921
Federal Agricultural Mortgage, Cl C	4,252	400,921
FedNat Holding	14,304	333,283
Financial Institutions	3,637	115,293
First Busey	11,613	368,364
First Connecticut Bancorp	3,112	96,783
First Defiance Financial	11,494	369,647
First Financial Northwest	16,480	291,037
First Internet Bancorp	6,248	198,686
First Merchants	9,836	464,259
First of Long Island	6,408	139,694
FS Bancorp	3,555	218,170
Hanmi Financial	3,477	87,099
Heritage Commerce	12,095	184,207
Horizon Bancorp	15,550	326,706
Independent Bank	300	7,350
Independent Bank Group	5,781	387,905

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2018
(unaudited)

COMMON STOCK (continued)

	Shares	Value
UNITED STATES (continued)

Financials (continued)
Malvern Bancorp *	5,059	$125,210
Mercantile Bank	4,512	160,266
Merchants Bancorp	11,706	286,914
Meridian Bancorp	12,503	228,805
Nelnet, Cl A	1,100	64,658
Old Second Bancorp	20,764	321,842
Oppenheimer Holdings, Cl A	4,200	124,110
Oritani Financial	8,952	143,232
Peapack Gladstone Financial	10,358	340,571
PennyMac Financial Services, Cl A *	11,613	222,389
Radian Group	5,100	97,665
RBB Bancorp	3,057	92,230
Riverview Bancorp	19,283	175,475
Santander Consumer USA Holdings	11,600	223,184
Sierra Bancorp	11,932	352,471
Stock Yards Bancorp	4,332	165,266
Sutherland Asset Management ‡	8,173	136,489
Third Point Reinsurance *	29,100	366,660
TriState Capital Holdings *	5,201	152,909
Two River Bancorp	7,681	142,867
United Community Banks	6,469	194,264
United Community Financial .	15,102	157,816
Walker & Dunlop	7,950	471,117
Western Asset Mortgage Capital ‡	26,234	290,410

		13,429,294

Health Care — 1.6%
ABIOMED *	230	81,542
Addus HomeCare *	5,838	386,184
Agilent Technologies	4,800	316,992
Amgen	300	58,965
AngioDynamics *	8,605	181,910
Applied Genetic Technologies *	35,133	140,532
Bausch Health *	8,833	192,029
BioMarin Pharmaceutical *	800	80,448
BioSpecifics Technologies *	2,574	117,117
Boston Scientific *	8,600	289,046
Bristol-Myers Squibb	7,000	411,250
Cantel Medical	1,400	129,794
Celgene *	1,000	90,090
Charles River Laboratories International *	600	74,580
Civitas Solutions *	7,219	118,031
Concert Pharmaceuticals *	700	11,193
Depomed *	18,491	163,830
Emergent BioSolutions *	8,000	434,800

COMMON STOCK (continued)

	Shares	Value
UNITED STATES (continued)

Health Care (continued)
Enzo Biochem *	20,988	$92,767
FONAR *	1,441	37,610
Harvard Bioscience *	25,575	145,778
Innoviva *	31,825	450,324
Intersect ENT *	7,946	257,053
Lantheus Holdings *	10,071	145,526
Medpace Holdings *	2,300	141,151
NuVasive *	3,900	226,395
Ophthotech *	45,388	113,016
Owens & Minor	12,100	228,327
Patterson	10,800	264,816
PDL BioPharma *	52,107	130,789
Phibro Animal Health, Cl A	225	10,778
Premier, Cl A *	1,700	63,580
Providence Service *	3,808	266,865
R1 RCM *	21,936	175,927
RadNet *	15,302	205,047
RTI Surgical *	54,221	249,417
Simulations Plus	8,277	146,917
Spectrum Pharmaceuticals * .	8,583	182,732
Surmodics *	5,650	332,220
T2 Biosystems *	12,800	76,672
Taro Pharmaceutical Industries *	3,037	340,934
Tivity Health *	4,709	158,693
Vanda Pharmaceuticals *	5,311	110,734
Varex Imaging *	5,000	191,200
Zimmer Biomet Holdings	1,600	200,832

		8,224,433

Industrials — 2.9%
ACCO Brands	32,505	416,064
AerCap Holdings *	11,400	639,882
Allied Motion Technologies	3,615	165,856
ArcBest	15,246	709,701
Argan	1,400	53,760
Atkore International Group *	63,393	1,499,878
Barrett Business Services	6,800	624,784
CBIZ *	19,248	423,456
Columbus McKinnon	4,701	193,493
Commercial Vehicle Group *	33,314	233,531
Covenant Transportation Group, Cl A *	8,949	259,342
CRA International	9,514	514,898
Cummins	900	128,529
DMC Global	2,571	105,540
DXP Enterprises *	5,241	216,663
Federal Signal	6,562	155,848
Genco Shipping & Trading *	6,245	92,738
GMS *	600	15,744
Graham	5,535	147,397

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2018
(unaudited)

COMMON STOCK (continued)

	Shares	Value
UNITED STATES (continued)

Industrials (continued)
HD Supply Holdings *	5,800	$255,084
Heidrick & Struggles International	11,221	458,939
Huntington Ingalls Industries	800	186,440
Hurco	6,033	267,262
Insperity	4,800	456,480
Kadant	2,265	218,799
Kelly Services, Cl A	9,345	226,990
LB Foster, Cl A *	16,820	412,931
Luxfer Holdings	7,138	132,053
ManpowerGroup	1,200	111,912
Masco	5,700	229,881
MYR Group *	6,667	245,946
Nexeo Solutions *	15,311	139,024
Nielsen Holdings	2,400	56,544
nVent Electric	5,800	158,920
Orion Group Holdings *	14,640	134,249
Owens Corning	2,600	161,772
Patrick Industries *	7,118	435,978
PGT Innovations *	9,525	228,600
Pitney Bowes	5,500	48,015
Raven Industries	12,317	477,900
RCM Technologies	16,917	82,217
Ryder System	1,800	140,940
Safe Bulkers *	33,508	111,247
Spartan Motors	9,109	134,358
Star Bulk Carriers *	11,816	158,216
Titan International	7,899	83,650
Titan Machinery *	16,633	251,824
United Rentals *	1,100	163,680
Universal Forest Products	9,138	336,644
USA Truck *	5,205	113,573
Vectrus *	20,064	630,210
VSE	5,179	223,215
Wabash National	13,835	273,933
Woodward	1,300	108,173

		14,452,703

Information Technology — 2.8%
Advanced Energy Industries *	5,265	322,429
Agilysys *	15,202	250,073
AudioCodes	58,277	568,784
Bel Fuse, Cl B	4,523	101,767
Cadence Design Systems *	4,600	202,814
Cardtronics *	3,000	75,960
Care.com *	27,248	491,009
ChannelAdvisor *	11,120	154,568
Citrix Systems *	8,800	967,736
Cohu	10,693	269,250
CommScope Holding *	2,400	77,064

COMMON STOCK (continued)

	Shares	Value
UNITED STATES (continued)

Information Technology (continued)
CommVault Systems *	1,200	$77,880
Control4 *	6,500	165,295
CoreLogic *	500	24,350
CTS	3,251	113,460
Daktronics	3,300	28,347
DHI Group *	47,289	99,307
eBay *	24,900	832,905
eGain *	30,037	390,481
Extreme Networks *	22,174	188,479
Facebook, Cl A *	2,000	345,160
Genpact	4,000	121,520
Glu Mobile *	18,991	101,222
Imperva *	700	32,375
Information Services Group *	37,209	152,557
InterDigital	1,400	115,430
j2 Global	600	50,904
Juniper Networks	4,300	113,262
Kimball Electronics *	19,621	399,287
Limelight Networks *	36,194	161,425
LivePerson *	8,211	190,495
LogMeIn	2,300	186,415
Micron Technology *	2,208	116,560
MicroStrategy, Cl A *	700	91,105
MobileIron *	45,497	213,836
NCR *	1,100	30,712
Nova Measuring Instruments *	7,771	217,510
Novanta *	3,927	244,848
Nuance Communications *	3,900	57,603
Oracle	8,300	395,744
PC Connection	9,857	333,659
PCM *	2,900	64,090
Perceptron *	23,946	243,291
Perficient *	10,297	271,017
PFSweb *	22,095	212,554
PRGX Global *	33,699	304,976
Progress Software	19,100	702,689
QuinStreet *	8,301	110,071
Rudolph Technologies *	12,084	345,602
ScanSource *	4,004	165,165
Seachange International *	52,647	161,100
SMART Global Holdings *	4,674	142,697
SolarEdge Technologies *	2,321	123,593
Sykes Enterprises *	4,519	134,034
SYNNEX	3,700	356,939
Tech Data *	900	75,069
TechTarget *	9,200	261,464
VeriSign *	700	101,661
Vishay Precision Group *	6,536	260,786
Xerox	2,500	64,925

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2018
(unaudited)

COMMON STOCK (continued)

	Shares	Value
UNITED STATES (continued)

Information Technology (continued)
XO Group *	16,476	$464,294
Yelp, Cl A *	14,300	527,384

		14,166,988

Materials — 1.2%
Berry Global Group *	5,300	258,905
Core Molding Technologies	13,160	177,002
FutureFuel	21,883	301,110
Greif, Cl A	1,300	70,785
Intrepid Potash *	66,845	285,428
Koppers Holdings *	9,251	347,375
Kraton *	3,788	182,165
Louisiana-Pacific	20,200	543,784
Mercer International	18,937	339,919
Norbord	12,313	442,160
OMNOVA Solutions *	23,946	223,895
Rayonier Advanced Materials	6,774	122,203
Resolute Forest Products *	42,560	431,984
Schnitzer Steel Industries, Cl A	7,452	245,543
Universal Stainless & Alloy Products *	10,209	305,351
Verso *	51,159	1,067,688
Warrior Met Coal	22,519	582,567

		5,927,864

Real Estate — 2.4%
American Assets Trust ‡	11,000	422,730
American Homes 4 Rent, Cl A ‡	13,700	303,318
Americold Realty Trust ‡	44,600	959,346
Ashford Hospitality Trust ‡	30,741	242,854
Braemar Hotels & Resorts ‡	41,512	474,482
Brixmor Property Group ‡	16,700	295,423
CareTrust ‡	2,600	43,966
CatchMark Timber Trust, Cl A ‡	24,163	300,104
CBL & Associates Properties ‡	27,100	147,695
Cedar Realty Trust ‡	15,700	74,732
Empire State Realty Trust, Cl A ‡	11,500	191,705
Equinix	2,390	1,049,879
Equity LifeStyle Properties ‡	10,700	973,593
Essex Property Trust ‡	1,200	288,540
Forest City Realty Trust, Cl A ‡	47,007	1,173,765
Global Net Lease ‡	11,100	234,876
Healthcare Trust of America, Cl A ‡	16,100	439,852
Host Hotels & Resorts ‡	15,800	330,852
Innovative Industrial Properties, Cl A ‡	4,100	132,758
Kite Realty Group Trust ‡	1,300	21,931

COMMON STOCK (continued)

	Shares	Value
UNITED STATES (continued)

Real Estate (continued)
NexPoint Residential Trust ‡	11,345	$339,669
Prologis ‡	400	26,248
PS Business Parks ‡	3,000	383,310
QTS Realty Trust, Cl A ‡	25,100	1,073,025
Retail Properties of America, Cl A ‡	2,000	25,100
Ryman Hospitality Properties ‡	1,700	144,517
Senior Housing Properties Trust ‡	17,100	305,064
Simon Property Group ‡	5,700	1,004,397
Xenia Hotels & Resorts ‡	28,000	682,920

		12,086,651

Telecommunication Services — 0.1%
Cogent Communications Holdings	900	46,755
Telephone & Data Systems	14,800	373,700

		420,455

Utilities — 0.3%
Atlantica Yield	44,600	916,530
CenterPoint Energy	18,300	521,184
Portland General Electric	600	27,216
UGI	2,800	148,792

		1,613,722

		96,172,590

Total Common Stock (Cost $127,338,848)		136,416,137

PREFERRED STOCK — 0.0%

BRAZIL — 0.0%
Saraiva Livreiros Editores	36,334	30,203

Total Preferred Stock (Cost $53,121)		30,203

Total Investments— 90.3% (Cost $465,850,293)		$451,373,356

SCHEDULE OF SECURITIES SOLD SHORT

COMMON STOCK — (24.1)%

	Shares	Value
ARGENTINA — (0.1)%
MercadoLibre	(996)	(341,538)

AUSTRALIA — (1.3)%
a2 Milk *	(100,440)	(716,368)
Afterpay Touch Group *	(27,961)	(294,569)
Ainsworth Game Technology	(120,466)	(101,582)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2018
(unaudited)

COMMON STOCK — continued

	Shares	Value
AUSTRALIA (continued)
Altura Mining *	(164,760)	$(35,498)
Atlas Arteria	(73,127)	(355,315)
Australian Agricultural *	(89,470)	(84,087)
Bellamy’s Australia *	(57,181)	(467,307)
Bubs Australia *	(131,159)	(70,647)
Buddy Platform *	(1,164,495)	(108,145)
Clean TeQ Holdings *	(153,261)	(75,720)
Cooper Energy *	(269,881)	(95,241)
EML Payments *	(66,815)	(82,403)
FlexiGroup	(44,048)	(74,941)
G8 Education	(140,509)	(259,933)
GetSwift *	(46,012)	(13,503)
HUB24 *	(16,105)	(137,600)
ImpediMed *	(126,227)	(37,981)
InvoCare	(32,311)	(340,396)
Karoon Gas Australia *	(91,485)	(79,863)
Liquefied Natural Gas *	(112,054)	(55,361)
Lynas *	(146,287)	(246,712)
Metals X	(297,119)	(156,728)
Nufarm	(77,747)	(412,998)
Orocobre *	(121,155)	(415,855)
Qube Holdings	(51,051)	(98,234)
Spark Infrastructure Group	(165,417)	(282,661)
Suncorp Group	(31,081)	(345,681)
Superloop	(78,037)	(131,029)
Syrah Resources *	(162,657)	(363,745)
Technology One	(38,291)	(140,534)
TPG Telecom	(64,571)	(276,324)
Village Roadshow *	(7,174)	(10,127)
Vocus Group *	(113,661)	(203,510)
Westgold Resources *	(76,337)	(90,176)

		(6,660,774)

AUSTRIA — (0.1)%
ams	(5,256)	(379,330)
IMMOFINANZ *	(5,983)	(157,404)
Semperit Holding	(4,099)	(81,483)

		(618,217)

BELGIUM — (0.1)%
Exmar *	(7,158)	(50,891)
Greenyard	(6,445)	(80,338)
Nyrstar *	(16,694)	(80,036)
Umicore	(3,637)	(212,645)

		(423,910)

COMMON STOCK — continued

	Shares	Value
BRAZIL — (0.1)%
BRF ADR *	(59,489)	$(361,098)

CANADA — (1.0)%
Advantage Oil & Gas *	(12,170)	(42,595)
Alamos Gold, Cl A	(53,300)	(289,271)
Barkerville Gold Mines *	(12,000)	(4,013)
Bird Construction	(14,000)	(83,622)
Continental Gold *	(29,800)	(88,654)
Crew Energy *	(64,000)	(120,537)
Denison Mines *	(21,500)	(11,073)
DHX Media	(30,200)	(60,825)
Eldorado Gold	(341,091)	(372,333)
High Liner Foods	(9,700)	(66,812)
IGM Financial	(10,600)	(318,200)
Ivanhoe Mines, Cl A *	(93,800)	(186,756)
Kinder Morgan Canada (D)	(42,800)	(543,205)
Lundin Gold * (E)	(4,800)	(18,449)
MAG Silver *	(1,400)	(13,087)
Major Drilling Group International *	(16,000)	(75,028)
NexGen Energy *	(85,500)	(174,175)
Novagold Resources *	(101,318)	(436,681)
Onex	(4,500)	(336,830)
Osisko Mining *	(59,700)	(103,259)
Paramount Resources, Cl A *	(6,200)	(69,585)
Sherritt International *	(135,300)	(100,889)
SNC-Lavalin Group	(15,900)	(704,154)
TMAC Resources *	(1,700)	(9,278)
Torex Gold Resources *	(24,400)	(180,254)
Trican Well Service *	(59,400)	(125,115)
Uranium Participation *	(24,000)	(81,547)
Westport Fuel Systems *	(68,172)	(174,520)

		(4,790,747)

CHINA — (0.6)%
Aluminum Corp of China, Cl H *	(716,000)	(325,660)
BeiGene ADR *	(2,037)	(386,337)
BEST ADR *	(29,961)	(288,525)
BYD, Cl H	(54,000)	(305,464)
China Distance Education Holdings ADR	(10,976)	(81,881)
China Oilfield Services, Cl H	(338,000)	(310,050)
China Rapid Finance ADR *	(13,028)	(22,799)
Coolpad Group *(B)	(702,907)	(64,478)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2018
(unaudited)

COMMON STOCK — continued

	Shares	Value
CHINA (continued)
Four Seasons Education ADR	(25,346)	$(124,195)
GDS Holdings ADR *	(8,240)	(179,879)
Sunac China Holdings	(80,000)	(259,904)
Tarena International ADR	(25,068)	(222,604)
Tuniu ADR *	(25,009)	(187,568)
V1 Group *(B)	(386,000)	(23,605)

		(2,782,949)

DENMARK — (0.2)%
AP Moller - Maersk, Cl A	(295)	(396,957)
Chr Hansen Holding	(3,440)	(356,170)
Zealand Pharma *	(5,103)	(76,154)

		(829,281)

FINLAND — (0.0)%
Caverion	(12,613)	(105,676)
Tikkurila	(4,383)	(80,569)

		(186,245)

FRANCE — (0.0)%
Cellectis ADR *	(4,940)	(142,766)
Sequans Communications ADR *	(47,472)	(81,652)

		(224,418)

GERMANY — (0.2)%
Aumann (D)	(962)	(67,157)
BRAIN Biotechnology Research & Information Network *	(3,450)	(89,157)
Corestate Capital Holding	(234)	(12,710)
Delivery Hero * (D)	(4,038)	(229,386)
Ferratum	(3,768)	(78,164)
Hypoport *	(532)	(104,636)
Senvion *	(1,035)	(9,597)
Shop Apotheke Europe * (D)	(1,548)	(90,507)
Telegraph Columbus * (D)	(12,647)	(78,232)
Voltabox *	(2,905)	(71,404)
zooplus *	(474)	(82,143)

		(913,093)

GREECE — (0.0)%
Tsakos Energy Navigation	(51,812)	(181,342)

HONG KONG — (0.6)%
AAC Technologies Holdings	(2,000)	(25,481)

COMMON STOCK — continued

	Shares	Value
HONG KONG (continued)
Alibaba Health Information Technology *	(28,000)	$(28,681)
Alibaba Pictures Group *	(1,350,000)	(159,956)
Beijing Enterprises Medical & Health Group *	(1,076,957)	(53,511)
Beijing Enterprises Water Group	(94,000)	(51,257)
Brilliance China Automotive Holdings	(236,000)	(307,889)
China Energine International Holdings *	(317,285)	(10,510)
China Healthwise Holdings *	(640,182)	(5,628)
China Modern Dairy Holdings *	(354,000)	(59,082)
China Ocean Industry Group *	(3,161,949)	(17,322)
China State Construction International Holdings	(218,000)	(259,687)
China Yurun Food Group *	(503,678)	(64,812)
CSSC Offshore and Marine Engineering Group, Cl H	(90,917)	(94,287)
Dingyi Group Investment *	(1,441,355)	(132,217)
Esprit Holdings *	(203,700)	(55,019)
FIH Mobile	(415,977)	(63,067)
Global Brands Group Holding *	(1,734,000)	(98,309)
Glorious Property Holdings *	(692,869)	(39,723)
Hang Seng Bank	(10,400)	(283,020)
Harbin Electric, Cl H	(226,000)	(69,680)
Huayi Tencent Entertainment *	(120,000)	(5,963)
Jiayuan International Group	(96,000)	(186,397)
Landing International Development *	(45,980)	(45,458)
Mason Group Holdings *	(1,440,000)	(27,886)
New Provenance Everlasting Holdings *	(9,092,172)	(40,543)
North Mining Shares, Cl C *	(1,407,814)	(8,251)
Pacific Basin Shipping	(256,000)	(66,862)
Panda Green Energy Group *	(641,147)	(33,082)
Renhe Commercial Holdings *	(1,556,884)	(30,150)
Shanghai Electric Group, Cl H	(472,295)	(158,253)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2018
(unaudited)

COMMON STOCK — continued

	Shares	Value
HONG KONG (continued)
Shougang Concord International Enterprises *	(588,010)	$(15,358)
Sino Oil And Gas Holdings *	(8,843,125)	(34,926)
Sinofert Holdings	(674,000)	(83,294)
Sinopec Oilfield Service, Cl H *	(684,678)	(93,337)
Tou Rong Chang Fu Group *	(236,900)	(3,561)
Viva China Holdings *	(440,208)	(47,672)
We Solutions *	(172,000)	(20,380)
Yuan Heng Gas Holdings *	(255,882)	(24,776)

		(2,805,287)

INDIA — (0.0)%
HDFC Bank ADR	(1,214)	(125,455)

IRELAND — (0.0)%
Prothena PLC *	(5,247)	(77,970)

ISRAEL — (0.0)%
Shikun & Binui *	(35,401)	(65,650)
Teva Pharmaceutical Industries ADR	(5,300)	(126,882)

		(192,532)

ITALY — (0.1)%
Arnoldo Mondadori Editore *	(45,242)	(77,027)
Bio On Spa *	(500)	(32,859)
Cerved Group	(12,463)	(143,258)
Fila	(542)	(11,826)
GEDI Gruppo Editoriale *	(175,386)	(69,422)

		(334,392)

JAPAN — (1.0)%
Ain Holdings	(3,900)	(289,496)
Asia Development Capital *	(106,500)	(9,525)
Bell System24 Holdings	(7,400)	(130,641)
Benefit One	(5,300)	(152,153)
Chiyoda	(41,100)	(327,874)
Ci:z Holdings	(4,900)	(217,140)
FP	(3,100)	(170,505)
Fuji Seal International	(3,100)	(116,026)
Funai Soken Holdings	(4,000)	(87,072)
Gexeed *	(54,300)	(61,189)
GMO Payment Gateway	(2,600)	(292,519)
Goyo Intex *	(20,000)	(62,782)

COMMON STOCK — continued

	Shares	Value
JAPAN (continued)
I-Freek Mobile *	(26,600)	$(84,690)
Katitas	(7,500)	(276,014)
LAND *	(632,100)	(73,490)
Macromill	(9,300)	(218,745)
Medinet *	(100,191)	(71,683)
Namura Shipbuilding	(18,400)	(86,722)
Nihon M&A Center	(12,700)	(338,015)
Nippon Sharyo *	(31,000)	(83,728)
Nippon Yakin Kogyo	(67,600)	(226,714)
O-uccino *	(2,800)	(71,844)
Phil *	(900)	(44,431)
Prestige International	(6,900)	(80,283)
Seria	(5,700)	(262,022)
Shinto Holdings *	(10,101)	(19,332)
SMS	(12,400)	(251,737)
Tateru	(5,500)	(91,589)
tella *	(20,003)	(73,704)
Toyo Engineering	(2,300)	(14,872)
UT Group *	(6,600)	(229,611)
Uzabase *	(4,000)	(118,589)
Vector	(12,300)	(265,548)

		(4,900,285)

MEXICO — (0.0)%
Controladora Vuela Cia de Aviacion ADR *	(9,460)	(69,720)

NETHERLANDS — (0.2)%
Argenx ADR *	(2,763)	(250,742)
Basic-Fit * (D)	(2,768)	(90,305)
Core Laboratories	(200)	(22,424)
James Hardie Industries	(42,411)	(677,447)
Takeaway.com Holding BV * (D)	(1,566)	(104,561)
Wessanen	(5,851)	(87,097)

		(1,232,576)

NEW ZEALAND — (0.0)%
Orion Health Group *	(48,719)	(37,192)

NORWAY — (0.1)%
Borregaard	(7,772)	(73,750)
IDEX *	(32,206)	(21,795)
NEL *	(31,133)	(12,329)
Next Biometrics Group *	(227)	(978)
Nordic Nanovector *	(12,184)	(95,301)
Northern Drilling *	(8,946)	(79,845)
Norwegian Air Shuttle *	(299)	(8,743)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2018
(unaudited)

COMMON STOCK — continued

	Shares	Value
NORWAY (continued)
Otello	(32,489)	$(77,273)
Protector Forsikring *	(12,719)	(95,899)
Schibsted, Cl B	(5,685)	(184,699)
XXL (D)	(13,008)	(79,739)

		(730,351)

PORTUGAL — (0.0)%
Corticeira Amorim SGPS	(5,644)	(74,578)

SINGAPORE — (0.0)%
Hyflux	(51,036)	(9,953)
Raffles Education *	(445,717)	(52,058)
Yoma Strategic Holdings	(230,300)	(62,593)

		(124,604)

SWEDEN — (0.1)%
Elanders, Cl B	(1,317)	(11,863)
Eltel (D)	(9,755)	(26,293)
Qliro Group *	(66,266)	(96,464)
Ratos, Cl B	(34,871)	(129,761)
Saab, Cl B	(6,017)	(277,483)
Volati	(1,588)	(7,675)

		(549,539)

SWITZERLAND — (0.1)%
EMS-Chemie Holding	(259)	(166,101)
Evolva Holding *	(96,748)	(27,359)
Molecular Partners *	(2,139)	(43,638)
Zur Rose Group *	(714)	(90,138)

		(327,236)

TAIWAN — (0.1)%
ChipMOS Techinologies ADR *	(16,894)	(246,315)

UNITED KINGDOM — (0.1)%
GW Pharmaceuticals PLC ADR *	(2,816)	(380,357)

UNITED STATES — (18.0)%

Consumer Discretionary — (4.0)%
Adient	(21,700)	(1,033,571)
Aspen Group *	(29,850)	(207,159)
Bassett Furniture Industries	(11,169)	(279,225)
Big 5 Sporting Goods	(16,940)	(109,263)
Bojangles *	(11,752)	(154,539)
Boston Omaha, Cl A *	(4,709)	(93,992)
Build-A-Bear Workshop, Cl A *	(13,867)	(112,323)

COMMON STOCK — continued

	Shares	Value
UNITED STATES (continued)

Consumer Discretionary (continued)
Caesars Entertainment *	(35,492)	$(401,060)
Cambium Learning Group *	(12,289)	(145,748)
Canada Goose Holdings *	(829)	(47,609)
CarMax *	(13,400)	(1,000,712)
Carvana, Cl A *	(16,629)	(715,047)
Children’s Place	(2,800)	(344,120)
Chuy’s Holdings *	(11,436)	(361,949)
Collectors Universe	(15,164)	(204,714)
Conn’s *	(15,800)	(535,620)
Core-Mark Holding	(7,983)	(193,029)
Dunkin’ Brands Group	(400)	(27,852)
Entercom Communications, Cl A	(23,244)	(175,492)
Ethan Allen Interiors	(11,705)	(263,362)
Five Below *	(3,500)	(340,060)
Francesca’s Holdings *	(13,000)	(105,820)
Gaia, Cl A *	(11,745)	(213,759)
Golden Entertainment *	(12,810)	(398,775)
Habit Restaurants, Cl A *	(24,883)	(316,014)
Hamilton Beach Brands Holding, Cl A	(9,137)	(232,080)
Hemisphere Media Group, Cl A *	(14,519)	(174,228)
Horizon Global *	(49,392)	(343,274)
Leggett & Platt	(22,200)	(967,254)
Libbey	(12,705)	(121,714)
Liberty Media -Liberty Formula One, Cl C *	(13,700)	(482,925)
Lithia Motors, Cl A	(7,500)	(667,875)
MakeMyTrip *	(9,093)	(297,796)
Mattel	(52,929)	(839,983)
Mohawk Industries *	(1,300)	(244,868)
Monro	(800)	(53,960)
Motorcar Parts of America *	(17,840)	(385,344)
Murphy USA *	(1,800)	(142,632)
National CineMedia	(30,614)	(252,872)
National Vision Holdings *	(14,100)	(573,306)
New Home *	(38,193)	(352,139)
Newell Brands	(27,100)	(709,749)
Nutrisystem	(9,267)	(370,680)
Ollie’s Bargain Outlet Holdings *	(2,300)	(159,850)
Papa John’s International	(13,700)	(574,852)
Reading International, Cl A *	(12,811)	(202,414)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2018
(unaudited)

COMMON STOCK — continued

	Shares	Value
UNITED STATES (continued)

Consumer Discretionary (continued)
RH *	(1,600)	$(217,376)
Ross Stores	(1,300)	(113,659)
Sonic	(1,300)	(45,695)
Sonic Automotive, Cl A	(9,475)	(192,816)
Sportsman’s Warehouse Holdings *	(43,151)	(219,639)
Standard Motor Products	(6,627)	(323,000)
Strattec Security	(2,902)	(95,766)
Tempur Sealy International *	(5,300)	(259,011)
Tesla *	(4,619)	(1,377,109)
Universal Electronics *	(10,689)	(373,581)
VOXX International, Cl A *	(14,715)	(77,254)
WideOpenWest *	(18,305)	(199,158)
Yatra Online *	(32,018)	(181,862)
Zoe’s Kitchen *	(15,335)	(149,516)

		(19,756,051)

Consumer Staples — (0.3)%
Andersons	(5,874)	(207,058)
Casey’s General Stores	(1,000)	(109,380)
Farmer Brothers *	(13,055)	(376,637)
Kraft Heinz	(5,900)	(355,475)
Neptune Technologies & Bioressources *	(8,198)	(23,446)
PriceSmart	(600)	(49,050)
Smart & Final Stores *	(24,038)	(141,824)
SunOpta *	(25,918)	(212,528)
Village Super Market, Cl A	(5,443)	(146,580)

		(1,621,978)

Energy — (0.8)%
Amyris *	(21,876)	(150,288)
Baker Hughes	(29,900)	(1,033,942)
Bristow Group	(13,063)	(182,621)
Golar LNG	(28,400)	(738,684)
Green Plains	(11,551)	(191,747)
Halcon Resources *	(37,839)	(147,950)
International Seaways *	(16,504)	(359,292)
Lilis Energy *	(4,373)	(20,509)
Midstates Petroleum *	(11,287)	(147,973)
Natural Gas Services Group *	(5,178)	(114,434)
NCS Multistage Holdings *	(19,176)	(304,131)
Ranger Energy Services, Cl A *	(20,009)	(193,087)
Ring Energy *	(10,721)	(132,511)

COMMON STOCK — continued

	Shares	Value
UNITED STATES (continued)

Energy (continued)
SandRidge Energy *	(9,253)	$(151,009)
SemGroup, Cl A	(12,700)	(319,405)

		(4,187,583)

Financials — (2.6)%
Access National	(8,119)	(225,546)
Arlington Asset Investment, Cl A	(15,852)	(166,763)
Associated Capital Group	(2,083)	(77,592)
Atlas Financial Holdings *	(24,671)	(208,470)
Banc of California	(16,588)	(331,760)
Bank of Princeton *	(5,554)	(188,336)
Bankwell Financial Group	(3,785)	(123,013)
Beneficial Bancorp	(12,788)	(207,805)
Blue Capital Reinsurance Holdings	(22,625)	(252,269)
Byline Bancorp *	(13,300)	(299,782)
Citizens & Northern	(10,675)	(289,079)
Civista Bancshares	(6,692)	(165,493)
Community Bankers Trust *	(16,102)	(152,969)
ConnectOne Bancorp	(12,604)	(312,579)
Donegal Group, Cl A	(18,823)	(275,004)
Donnelley Financial Solutions *	(19,516)	(405,933)
Elevate Credit *	(20,891)	(194,704)
Equity Bancshares, Cl A *	(3,163)	(128,102)
Farmers Capital Bank	(2,510)	(141,313)
Fidelity Southern	(6,916)	(165,500)
GAMCO Investors, Cl A	(8,470)	(207,430)
Green Bancorp	(5,106)	(124,076)
Greenhill	(4,128)	(134,986)
Greenlight Capital Re, Cl A *	(16,084)	(234,826)
Hannon Armstrong Sustainable Infrastructure Capital ‡	(14,556)	(285,152)
HarborOne Bancorp *	(22,635)	(415,352)
Howard Bancorp *	(23,784)	(382,922)
James River Group Holdings	(5,295)	(219,160)
Kearny Financial	(19,799)	(284,116)
Kinsale Capital Group	(5,218)	(309,036)
LendingTree *	(2,060)	(491,928)
Live Oak Bancshares	(3,057)	(86,972)
Maiden Holdings	(38,796)	(337,525)
Marsh & McLennan	(8,800)	(733,568)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2018
(unaudited)

COMMON STOCK — continued

	Shares	Value
UNITED STATES (continued)

Financials (continued)
MBT Financial	(11,738)	$(133,813)
Meta Financial Group	(3,587)	(320,857)
Midland States Bancorp	(8,738)	(294,296)
MidSouth Bancorp	(25,127)	(355,547)
OceanFirst Financial	(8,793)	(256,492)
Ohio Valley Banc	(3,643)	(178,143)
Old Point Financial	(7,110)	(206,119)
Opus Bank	(14,341)	(405,850)
Pacific Mercantile Bancorp *	(15,620)	(153,076)
Provident Financial Holdings	(8,988)	(166,727)
Prudential Bancorp	(6,403)	(121,337)
Republic First Bancorp *	(51,237)	(404,772)
Safeguard Scientifics *	(20,130)	(229,482)
Southern National Bancorp of Virginia	(9,119)	(159,947)
Summit Financial Group	(9,403)	(240,717)
TFS Financial	(1,900)	(28,918)
Trupanion *	(9,000)	(374,400)
Univest Corp of Pennsylvania	(10,369)	(283,074)
Western New England Bancorp	(16,285)	(176,692)

		(13,049,320)

Health Care — (1.1)%
Aclaris Therapeutics *	(3,974)	(68,114)
Affimed *	(45,837)	(82,507)
Akorn *	(42,500)	(787,100)
Amphastar Pharmaceuticals *	(8,785)	(153,298)
Anika Therapeutics *	(3,907)	(156,397)
Capital Senior Living *	(10,420)	(104,096)
Clearside Biomedical *	(7,115)	(63,395)
Corium International *	(10,741)	(79,591)
Dermira *	(23,147)	(225,452)
Endologix *	(46,225)	(235,285)
Flexion Therapeutics *	(4,969)	(118,560)
Foamix Pharmaceuticals *	(16,718)	(96,129)
GenMark Diagnostics *	(23,122)	(154,455)
Invacare	(13,999)	(249,882)
Jounce Therapeutics *	(9,519)	(67,204)
K2M Group Holdings *	(15,285)	(311,356)
La Jolla Pharmaceutical *	(2,611)	(86,346)
LeMaitre Vascular	(5,734)	(206,424)
Nabriva Therapeutics *	(21,871)	(59,270)

COMMON STOCK — continued

	Shares	Value
UNITED STATES (continued)

Health Care (continued)
Natus Medical *	(6,878)	$(251,047)
Novelion Therapeutics *	(23,860)	(87,566)
Omeros *	(12,142)	(255,711)
Oxford Immunotec Global *	(11,019)	(144,459)
Pacific Biosciences of California *	(31,048)	(117,982)
Pacira Pharmaceuticals *	(600)	(24,120)
Paratek Pharmaceuticals *	(26,323)	(265,862)
PetIQ, Cl A *	(6,068)	(166,263)
PolarityTE *	(700)	(15,953)
Quotient *	(23,047)	(174,005)
Selecta Biosciences *	(9,360)	(113,350)
Spero Therapeutics *	(4,490)	(51,725)
Tactile Systems Technology *	(5,435)	(261,260)
Teladoc *	(1,300)	(77,805)
UroGen Pharma *	(4,186)	(189,207)

		(5,501,176)

Industrials — (2.0)%
AAON	(1,300)	(49,075)
America Airports *	(8,449)	(94,122)
American Superconductor *	(43,343)	(224,517)
Argan	(7,800)	(299,520)
Astronics *	(8,027)	(329,187)
Briggs & Stratton	(13,793)	(243,998)
Caesarstone	(28,872)	(454,734)
CECO Environmental	(21,878)	(150,302)
CIRCOR International	(4,546)	(201,615)
Costamare	(24,991)	(173,438)
Daseke *	(31,221)	(271,311)
DryShips	(45,242)	(238,425)
Eagle Bulk Shipping *	(30,680)	(176,410)
Echo Global Logistics *	(8,173)	(281,560)
Forrester Research	(5,390)	(249,288)
Heritage-Crystal Clean *	(11,882)	(286,356)
Hertz Global Holdings *	(8,000)	(121,840)
Hudson Technologies *	(57,527)	(104,699)
Huron Consulting Group *	(6,053)	(264,213)
Huttig Building Products *	(46,080)	(211,968)
Insteel Industries	(3,737)	(153,703)
Johnson Controls International	(22,000)	(825,220)
KeyW Holding *	(10,625)	(94,244)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2018
(unaudited)

COMMON STOCK — continued

	Shares	Value
UNITED STATES (continued)

Industrials (continued)
Kornit Digital *	(25,322)	$(460,860)
LSC Communications	(9,616)	(144,432)
Maxar Technologies	(13,690)	(670,399)
Multi-Color	(9,915)	(657,860)
Northwest Pipe *	(11,054)	(216,216)
PICO Holdings	(14,111)	(170,743)
Quanex Building Products	(8,684)	(153,707)
RADA Electronic Industries *	(28,531)	(82,740)
Reis	(8,789)	(187,645)
REV Group	(10,282)	(176,542)
Team *	(23,085)	(503,253)
Triumph Group	(17,836)	(371,881)
Vivint Solar *	(3,093)	(17,630)
Wabtec	(7,100)	(783,272)
YRC Worldwide *	(14,920)	(145,321)

		(10,242,246)

Information Technology — (2.7)%
3D Systems *	(25,100)	(305,467)
A10 Networks *	(36,402)	(246,078)
Acacia Communications *	(1,600)	(51,424)
ADTRAN	(15,900)	(258,375)
Alpha & Omega Semiconductor *	(22,602)	(301,963)
Amtech Systems *	(28,521)	(161,429)
Applied Optoelectronics *	(500)	(19,215)
Asure Software *	(19,695)	(277,503)
Avid Technology *	(57,352)	(321,745)
AXT *	(30,233)	(228,259)
Benefitfocus *	(11,761)	(354,006)
Carbonite *	(4,841)	(166,046)
CEVA *	(9,623)	(289,652)
Clearfield *	(12,775)	(165,436)
Cree *	(1,100)	(51,865)
CyberOptics *	(23,184)	(434,700)
Diebold Nixdorf	(10,532)	(119,538)
EMCORE *	(30,691)	(154,990)
FormFactor *	(16,271)	(210,709)
GSI Technology *	(27,258)	(186,717)
Harmonic *	(18,437)	(84,810)
Impinj *	(34,331)	(731,594)
Infinera *	(21,026)	(174,936)
Internap *	(11,173)	(110,389)
Iteris *	(31,680)	(155,549)
Kopin *	(48,095)	(147,171)

COMMON STOCK — continued

	Shares	Value
UNITED STATES (continued)

Information Technology (continued)
MACOM Technology
Solutions Holdings *	(18,400)	$(383,272)
MaxLinear, Cl A *	(12,457)	(215,631)
Maxwell Technologies *	(14,813)	(67,992)
MoneyGram International *	(23,394)	(152,997)
MTS Systems	(6,162)	(335,983)
NIC	(5,080)	(83,312)
Pagseguro Digital, Cl A *	(12,024)	(323,686)
Park City Group *	(27,159)	(224,062)
PDF Solutions *	(34,043)	(357,452)
Quantenna Communications *	(19,089)	(304,088)
QuickLogic *	(49,206)	(52,650)
Resonant *	(16,869)	(72,031)
Silicom *	(2,000)	(79,000)
Snap, Cl A *	(107,734)	(1,346,675)
Spotify Technology *	(2,292)	(419,046)
StarTek *	(38,218)	(293,514)
Switch, Cl A	(37,966)	(494,317)
Telenav *	(30,300)	(163,620)
TrueCar *	(13,096)	(145,628)
Tucows, Cl A *	(5,374)	(315,722)
Veeco Instruments *	(29,985)	(439,280)
ViaSat *	(14,000)	(984,760)
Workiva, Cl A *	(8,996)	(227,149)
Xperi	(13,290)	(221,278)

		(13,412,711)

Materials — (0.6)%
Albemarle	(1,500)	(141,300)
Ampco-Pittsburgh *	(12,200)	(128,710)
Constellium, Cl A *	(23,637)	(309,645)
Endeavour Silver *	(60,829)	(178,229)
First Majestic Silver *	(96,497)	(640,740)
Haynes International	(3,785)	(160,711)
LSB Industries *	(12,045)	(79,136)
MAG Silver *	(23,511)	(219,358)
Nevsun Resources	(5,045)	(18,767)
NewMarket	(160)	(65,510)
Tahoe Resources	(67,175)	(302,959)
TimkenSteel *	(8,579)	(119,248)
US Concrete *	(13,804)	(697,102)

		(3,061,415)

Real Estate — (3.1)%
American Tower, Cl A	(1,000)	(148,240)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2018
(unaudited)

COMMON STOCK — continued

	Shares	Value
UNITED STATES (continued)

Real Estate (continued)
Armada Hoffler Properties ‡	(22,042)	$(332,834)
Bluerock Residential Growth, Cl A ‡	(18,870)	(173,038)
CBL & Associates Properties ‡	(63,775)	(347,574)
Chesapeake Lodging Trust ‡	(2,300)	(73,646)
Community Healthcare Trust ‡	(17,851)	(535,530)
Crown Castle International ‡	(4,600)	(509,818)
DDR ‡	(29,850)	(408,945)
Duke Realty ‡	(36,600)	(1,065,792)
Easterly Government Properties ‡	(32,583)	(617,448)
Education Realty Trust ‡	(20,300)	(839,608)
EPR Properties ‡	(1,300)	(86,437)
FRP Holdings *	(2,384)	(154,960)
Gladstone Land ‡	(18,452)	(219,210)
Government Properties Income Trust ‡	(41,400)	(623,898)
Gramercy Property Trust ‡	(2,600)	(71,214)
Hersha Hospitality Trust, Cl A ‡	(44,200)	(954,278)
Independence Realty Trust ‡	(40,171)	(407,736)
Iron Mountain ‡	(27,100)	(951,481)
LaSalle Hotel Properties ‡	(6,500)	(225,355)
Life Storage ‡	(7,800)	(748,488)
Maui Land & Pineapple *	(22,060)	(281,265)
MedEquities Realty Trust ‡	(11,388)	(127,545)
Omega Healthcare Investors ‡	(33,500)	(994,615)
Pennsylvania ‡	(19,629)	(208,460)
Public Storage ‡	(1,300)	(283,179)
Redfin *	(16,065)	(393,592)
Sabra Health Care ‡	(46,100)	(996,221)
Seritage Growth Properties ‡	(23,800)	(1,006,978)
Tejon Ranch *	(10,052)	(235,217)
Trinity Place Holdings *	(11,134)	(71,592)
Weingarten Realty Investors ‡	(8,200)	(247,804)
Whitestone, Cl B ‡	(24,110)	(313,430)
WP Carey ‡	(9,800)	(640,724)

		(15,296,152)

COMMON STOCK — continued

	Shares	Value
UNITED STATES (continued)

Telecommunication Services — (0.2)%
ATN International	(5,836)	$(372,804)
Cincinnati Bell *	(15,541)	(207,472)
Consolidated Communications Holdings	(16,861)	(214,809)
ORBCOMM *	(37,106)	(354,733)

		(1,149,818)

Utilities — (0.6)%
AquaVenture Holdings *	(15,018)	(248,398)
Atlantic Power *	(37,626)	(82,777)
Cadiz *	(6,532)	(87,529)
Dominion Energy	(6,600)	(473,286)
Duke Energy	(1,100)	(89,782)
Middlesex Water	(4,338)	(192,130)
Sempra Energy	(5,200)	(601,068)
Southern	(21,800)	(1,059,480)

		(2,834,450)

		(90,112,900)

Total Common Stock (Proceeds $121,900,125)		$(120,634,901)

REGISTERED INVESTMENT COMPANIES — (1.7)%

EXCHANGE TRADED FUNDS — (1.7)%
Consumer Discretionary Select Sector SPDR Fund	(7,200)	(801,144)
Industrial Select Sector SPDR Fund	(41,900)	(3,222,948)
iShares Micro-Cap ETF	(2,227)	(234,648)
iShares Russell 2000 Index Fund	(10,926)	(1,812,295)
Materials Select Sector SPDR Fund	(10,100)	(603,273)
Utilities Select Sector SPDR Fund	(38,200)	(2,016,578)

Total Registered Investment Companies (Proceeds $8,163,348)		$(8,690,886)

Securities Sold Short — (25.8)% (Proceeds $130,063,473)		$(129,325,787)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2018
(unaudited)

PURCHASED OPTIONS* — 0.0% (E)

	Contracts	Value
Total Purchased Options — 0.0% (Cost $231,361)	448	$160,160

WRITTEN OPTIONS* — 0.0% (E)

Total Written Options — 0.4% (Proceeds $2,207,679)	(672)	$(1,935,360)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2018 (unaudited)

A list of total return swaps held by the Fund at July 31, 2018, is as follows:

Company Reference	Counterparty	Termination Date	Receive/(Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
ACTER ORD SHS	BAML	12/17/2018	LIBOR-1M	25,300	$167,419	$18,133
AIBIT CO. LTD. REGISTERED SHS	BAML	1/8/2019	LIBOR-1M	(3,100)	(4,514)	551
ANSELL LTD REGISTERED SHS	BAML	7/29/2019	LIBOR-1M	9,190	184,601	11,880
ANTEROGEN ORD SHS	BAML	1/8/2019	LIBOR-1M	(297)	(37,688)	13,529
ARCADYAN TECHNOLOGY CORP REGISTERED SHS	BAML	12/17/2018	LIBOR-1M	31,000	69,583	4,447
ASTA CO. LTD. REGISTERED SHS	BAML	1/8/2019	LIBOR-1M	(1,035)	(19,054)	8,924
AUSTRALIAN AGRICULTURAL COMPANY LTD REGISTERED SHS	BAML	12/10/2018	LIBOR-1M	(8,971)	(11,128)	2,706
B2W - COMPANHIA DIGITAL REGISTERED SHS	BAML	12/21/2018	LIBOR-1M	(45,800)	(272,481)	(70,930)
BEIJING ENTERPRISES WATER GROUP LTD REGISTERED SHS	BAML	7/29/2019	LIBOR-1M	(472,000)	(257,437)	49
BIOLEADERS CORP REGISTERED SHS	BAML	1/8/2019	LIBOR-1M	(1,359)	(22,142)	7,200
BLUESCOPE STEEL LTD REGISTERED SHS	BAML	7/29/2019	LIBOR-1M	36,636	467,444	12,689
CESP - COMPANHIA ENERGETICA DE SAO PAULO PFD REGIS	BAML	12/21/2018	LIBOR-1M	(46,900)	(212,194)	(5,298)
CHENG MEI MATERIALS TECHNOLOGY CO	BAML	8/3/2018	LIBOR-1M	(70,000)	(32,763)	8,523
CHINA ENERGINE INTERNATIO	BAML	7/29/2019	LIBOR-1M	(82,000)	(2,581)	(135)
CHINA LIFE INSURANCE CO LTD REGISTERED SHS	BAML	12/17/2018	LIBOR-1M	8,000	8,291	177
CHINA OCEAN INDUSTRY GROU	BAML	7/29/2019	LIBOR-1M	(155,000)	(1,007)	158
CHONGQING DEPARTMENT STOR	BAML	7/29/2019	LIBOR-1M	89,499	445,077	(7,496)
CKD BIO ORD SHS	BAML	9/21/2018	LIBOR-1M	1,748	30,329	(172)
CKH FOOD and HEALTH ORD S	BAML	1/8/2019	LIBOR-1M	(14,912)	(9,600)	3,388
CROWN ORD SHS	BAML	9/21/2018	LIBOR-1M	3,557	40,561	(657)
CRUCIALTEC ORD SHS	BAML	1/8/2019	LIBOR-1M	(49,339)	(133,021)	24,305
CSL LTD REGISTERED SHS	BAML	7/29/2019	LIBOR-1M	3,318	473,764	10,346
CSR LTD REGISTERED SHS	BAML	7/29/2019	LIBOR-1M	124,579	422,442	(30,454)
DAIHAN PHARMACEUTICAL CO.LTD. REGISTERED SHS	BAML	9/21/2018	LIBOR-1M	870	36,553	(3,385)
DRAKE and SCULL INTERNATI	BAML	7/26/2019	LIBOR-1M	(406,968)	(74,121)	1,993
DXB ENTERTAINMENTS ORD SH	BAML	7/26/2019	LIBOR-1M	(301,396)	(27,734)	164
FandF ORD SHS	BAML	9/21/2018	LIBOR-1M	2,104	159,947	(13,248)
FANGDA CARBON NEW MATERIA	BAML	7/29/2019	LIBOR-1M	22,800	83,289	1,344
FANGDA SPECIAL STEEL TECH	BAML	7/29/2019	LIBOR-1M	103,800	182,410	6,213
FLEXIGROUP LTD REGISTERED SHS	BAML	12/10/2018	LIBOR-1M	(8,767)	(10,538)	(4,361)
FOURTH-LINK INC. REGISTERED SHS	BAML	1/8/2019	LIBOR-1M	(1,892)	(3,845)	344
GALLANT PRECISION MACHINI	BAML	12/17/2018	LIBOR-1M	32,000	30,380	773
GUANGDONG PROVINCIAL EXPR	BAML	9/11/2018	LIBOR-1M	122,933	108,385	(10,022)
HANKOOK TECHNOLOGY INC REGISTERED SHS	BAML	1/8/2019	LIBOR-1M	(8,819)	(10,086)	(202)
HLB CO LTD REGISTERED SHS	BAML	1/8/2019	LIBOR-1M	(5,780)	(385,340)	33,486
HSIN CHONG GROUP HOLDINGS LTD REGISTERED SHS	BAML	7/29/2019	LIBOR-1M	(116,000)	(5,174)	1
HUAXIN CEMENT ORD SHS B	BAML	9/11/2018	LIBOR-1M	82,100	105,531	27,143
HUAYI TENCENT ENTERTAINME	BAML	7/29/2019	LIBOR-1M	(270,000)	(12,903)	(514)
HYUNDAI HEAVY INDUSTRIES CO LTD REGISTERED SHS	BAML	1/8/2019	LIBOR-1M	(3,778)	(369,526)	9,861
HYUNDAI MIPO DOCKYARD CO LTD REGISTERED SHS	BAML	1/8/2019	LIBOR-1M	(34)	(2,929)	87
IL DONG PHARM ORD SHS	BAML	9/21/2018	LIBOR-1M	6,746	149,797	(15,624)
ILUKA RESOURCES LTD REGISTERED SHS	BAML	7/29/2019	LIBOR-1M	54,575	450,760	12,966
INFOSYS LTD REGISTERED SHS	BAML	5/30/2019	LIBOR-1M	26,334	498,302	25,767
IVANHOE MINES LTD REGISTERED SHS -A-	BAML	12/24/2018	LIBOR-1M	(12,400)	(44,588)	19,914
JEJU AIR ORD SHS	BAML	9/21/2018	LIBOR-1M	3,418	132,670	(2,971)
JENAX ORD SHS	BAML	1/8/2019	LIBOR-1M	(2,331)	(31,908)	1,278
KPM TECH CO LTD REGISTERED SHS	BAML	1/8/2019	LIBOR-1M	(2,847)	(8,340)	4,370
LAFARGE MALAYSIA ORD SHS	BAML	6/28/2019	LIBOR-1M	(55,927)	(42,097)	(1,570)
LOTTEFOOD ORD SHS	BAML	9/21/2018	LIBOR-1M	137	107,456	802
MAGNITOGORSK IRON & STEEL WORKS PUBLIC JOINT STOCK	BAML	2/8/2019	LIBOR-1M	338,400	244,033	6,919
MCMILLAN SHAKESPEARE LTD REGISTERED SHS	BAML	7/29/2019	LIBOR-1M	14,749	174,338	3,522
METAIR INVESTMENT ORD SHS	BAML	7/22/2019	LIBOR-1M	59,970	67,941	3,056
MINERA FRISCO SAB DE CV REGISTERED SHS -A-1-	BAML	12/24/2018	LIBOR-1M	(185,200)	(72,626)	(6,838)
NATURECELL ORD SHS	BAML	1/8/2019	LIBOR-1M	(420)	(14,286)	11,583
NEO SOLAR POWER ORD SHS	BAML	8/3/2018	LIBOR-1M	(35,000)	(10,846)	(645)
NEWMAX TECHNOLOGY ORD SHS	BAML	7/29/2019	LIBOR-1M	(5,000)	(9,144)	(1,751)
NIIT TECHNOLOGIES LTD SHS DEMATERIALISED	BAML	5/30/2019	LIBOR-1M	29,679	502,515	28,328
NORTH MINING SHARES CO LTD REGISTERED SHS	BAML	7/29/2019	LIBOR-1M	(1,965,198)	(25,795)	14,277
NORTHAM PLATINUM LTD REGISTERED SHS	BAML	7/22/2019	LIBOR-1M	(36,849)	(97,399)	(1,839)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2018 (unaudited)

Company Reference	Counterparty	Termination Date	Receive/(Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
NSN CO. LTD. REGISTERED SHS	BAML	1/8/2019	LIBOR-1M	(1,639)	$(5,072)	$2,112
OSISKO MINING INC REGISTERED SHS	BAML	12/24/2018	LIBOR-1M	(20,500)	(56,298)	20,861
PCL. INC REGISTERED SHS	BAML	1/8/2019	LIBOR-1M	(2,064)	(34,617)	13,861
PSK INC REGISTERED SHS	BAML	9/21/2018	LIBOR-1M	10,720	237,430	(12,719)
PT LINK NET TBK REGISTERED SHS	BAML	12/10/2018	LIBOR-1M	271,600	102,128	(22,456)
QIANHAI HEALTH HOLDINGS LTD REGISTERED SHS	BAML	7/29/2019	LIBOR-1M	(1,650,000)	(15,560)	844
QUANTA COMPUTER INC REGISTERED SHS	BAML	7/29/2019	LIBOR-1M	(117,000)	(205,272)	3,077
RENHE COMMERCIAL HOLDINGS COMPANY LTD REGISTERED S	BAML	7/29/2019	LIBOR-1M	(928,000)	(18,330)	358
ROYAL BAFOKENG PLATINUM LIMITED REGISTERED SHS	BAML	7/22/2019	LIBOR-1M	(32,252)	(59,688)	(146)
SAMJIN PHARMACEUTICAL ORD	BAML	9/21/2018	LIBOR-1M	2,375	97,816	(264)
SAMSUNG BIOLOGICS CO. LTD. REGISTERED SHS	BAML	1/8/2019	LIBOR-1M	(233)	(97,423)	19,736
SAMSUNG HEAVY INDUSTRIES CO.LTD REGISTERED SHS	BAML	1/8/2019	LIBOR-1M	(49,488)	(360,925)	74,711
SANDFIRE RESOURCES NL REGISTERED SHS	BAML	7/29/2019	LIBOR-1M	53,336	360,932	(68,827)
SANTOS BRASIL PARTICIPACO	BAML	12/21/2018	LIBOR-1M	(74,600)	(69,075)	15,424
SANY HEAVY INDUSTRY CO LTD SHS -A-	BAML	7/29/2019	LIBOR-1M	261,860	354,506	173
SILLAJEN INC. REGISTERED SHS	BAML	1/8/2019	LIBOR-1M	(2,666)	(223,764)	99,365
SIMMTECH CO. LTD. REGISTERED SHS	BAML	9/21/2018	LIBOR-1M	9,510	78,334	(3,866)
SK CHEMICALS ORD SHS	BAML	1/8/2019	LIBOR-1M	(217)	(20,978)	3,579
SKIN N SKIN ORD SHS	BAML	1/8/2019	LIBOR-1M	(37,565)	(34,483)	12,858
SOMBOON ADVANCE TECHNOLOGY PUBLIC CO LTD SHS FOREI	BAML	7/11/2019	LIBOR-1M	133,629	94,409	(3,860)
SONATA SOFTWARE LTD SHS DEMATERIALISED	BAML	5/30/2019	LIBOR-1M	17,483	91,962	(4,057)
STATE BANK OF INDIA SHS SPONSORED GLOBAL DEPOSITAR	BAML	2/8/2019	LIBOR-1M	(3,607)	(135,512)	(17,966)
SUMMERSET GROUP HOLDINGS LTD REGISTERED SHS	BAML	7/29/2019	LIBOR-1M	24,097	124,944	1,831
SUPER RETAIL GROUP LTD REGISTERED SHS	BAML	7/29/2019	LIBOR-1M	41,169	246,357	35,939
TAIWAN SURFACE MOUNTING T	BAML	12/17/2018	LIBOR-1M	93,000	85,945	(5,130)
TATA CONSULTANCY SERVICES LTD SHS DEMATERIALISED	BAML	5/30/2019	LIBOR-1M	17,596	501,188	(3,487)
TATUNG ORD SHS	BAML	8/3/2018	LIBOR-1M	(10,000)	(12,317)	(424)
TELCON RF PHARMACEUTICAL. INC. REGISTERED SHS	BAML	1/8/2019	LIBOR-1M	(30,305)	(356,391)	155,658
TEST RITE INTERNATIONAL CO LTD REGISTERED SHS	BAML	12/17/2018	LIBOR-1M	88,000	68,098	(2,983)
TONG YANG NETWORK ORD SHS	BAML	1/8/2019	LIBOR-1M	(2,325)	(6,035)	(615)
TOPBI INTERNATIONAL HOLDI	BAML	12/17/2018	LIBOR-1M	22,000	76,024	1,237
TUPY SA REGISTERED SHS	BAML	12/21/2018	LIBOR-1M	20,300	113,297	(4,451)
UMW OIL & GAS CORPORATION BHD REGISTERED SHS	BAML	6/28/2019	LIBOR-1M	(136,900)	(9,246)	(195)
UNION SEMICONDUCTOR EQUIPMENT CO LTD REGISTERED SH	BAML	9/21/2018	LIBOR-1M	33,462	293,837	(78,475)
V1 GROUP ORD SHS	BAML	7/29/2019	LIBOR-1M	(98,000)	(5,994)	1
VIVA CHINA HOLDINGS LTD REGISTERED SHS	BAML	7/29/2019	LIBOR-1M	(200,000)	(22,428)	769
XXENTRIA TECHNOLOGY MATER	BAML	12/17/2018	LIBOR-1M	36,000	97,929	6,859
AEROSPACE TECHNOLOGY OF K	BAML	12/13/2018	LIBOR-1M	(2,106)	(28,213)	351
AIR NEW ZEALAND LTD REGISTERED SHS	BAML	7/29/2019	LIBOR-1M	63,070	135,724	3,569
AK HOLDINGS ORD SHS	BAML	9/21/2018	LIBOR-1M	1,601	110,970	(487)
ALTICE EUROPE N.V. SHS SERIES -A-	BAML	5/31/2019	LIBOR-1M	(120,468)	(464,278)	62,656
ATEC T& CO. LTD. REGISTERED SHS	BAML	9/21/2018	LIBOR-1M	14,596	109,785	1,509
AUMANN AG INHABER-AKT	BAML	5/31/2019	LIBOR-1M	(154)	(9,322)	(1,425)
AUSTRALIAN AGRICULTURAL COMPANY LTD REGISTERED SHS	BAML	12/17/2018	LIBOR-1M	(65,615)	(67,329)	5,733
AVANZA BANK HOLDING AB REGISTERED SHS	BAML	5/31/2019	LIBOR-1M	(2,311)	(100,888)	(5,623)
BARKERVILLE GOLD MINES LTD REGISTERED SHS	BAML	12/24/2018	LIBOR-1M	(79,500)	(41,102)	14,532
BIOLEADERS CORP REGISTERED SHS	BAML	12/13/2018	LIBOR-1M	(5,225)	(60,189)	2,741
BLUESCOPE STEEL LTD REGISTERED SHS	BAML	1/28/2019	LIBOR-1M	3,119	41,650	(774)
BNN TECHNOLOGY PLC REGISTERED SHS	BAML	5/31/2019	LIBOR-1M	(5,614)	(3,248)	154
BOVIS HOMES GROUP PLC REGISTERED SHS	BAML	5/31/2019	LIBOR-1M	22,786	381,803	(36,988)
CABCHARGE AUSTRALIA LIMITED REGISTERED SHS	BAML	1/28/2019	LIBOR-1M	49,288	76,047	9,908
CELLNEX TELECOM S.A. BEARER SHS	BAML	5/31/2019	LIBOR-1M	(14,029)	(371,821)	(604)
CENTAMIN PLC REGISTERED SHS	BAML	5/31/2019	LIBOR-1M	250,839	509,772	(118,172)
CHINA FISHERY GROUP LTD REGISTERED SHS	BAML	12/13/2018	LIBOR-1M	(795,300)	(44,391)	44,333
CHONGKUNDANG HOLDINGS ORD	BAML	9/21/2018	LIBOR-1M	1,815	104,538	757
CKD BIO ORD SHS	BAML	9/21/2018	LIBOR-1M	5,767	100,061	(567)
CLIO COSMETICS ORD SHS	BAML	12/13/2018	LIBOR-1M	(697)	(16,795)	3,617
COMPUTACENTER PLC REGISTERED SHS	BAML	5/31/2019	LIBOR-1M	6,959	125,420	17,548
CROWN ORD SHS	BAML	9/21/2018	LIBOR-1M	9,363	106,767	(1,729)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2018 (unaudited)

Company Reference	Counterparty	Termination Date	Receive/(Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
CRUCIALTEC ORD SHS	BAML	12/13/2018	LIBOR-1M	(9,571)	$(27,733)	$6,643
CSR LTD REGISTERED SHS	BAML	1/28/2019	LIBOR-1M	130,900	477,896	(66,018)
CUREXO INC REGISTERED SHS	BAML	12/13/2018	LIBOR-1M	(1,461)	(10,812)	(419)
DAEWOO ENGINEERING and CO	BAML	12/13/2018	LIBOR-1M	(17,478)	(86,372)	(2,369)
DART GROUP PLC REGISTERED SHS	BAML	5/31/2019	LIBOR-1M	9,293	118,144	(5,921)
DELIVERY HERO SE NAMEN-AKT	BAML	5/31/2019	LIBOR-1M	(1,371)	(65,595)	(12,261)
DEXTER STUDIOS CO. LTD. REGISTERED SHS	BAML	12/13/2018	LIBOR-1M	(818)	(7,421)	(74)
DIGITAL OPTICS CO LTD REGISTERED SHS	BAML	12/13/2018	LIBOR-1M	(13,233)	(17,407)	2,148
EASYJET PLC REGISTERED SHS	BAML	5/31/2019	LIBOR-1M	27,177	592,185	(14,954)
ELDORADO GOLD CORP REGISTERED SHS	BAML	12/24/2018	LIBOR-1M	(114,700)	(109,754)	(15,380)
ERAMET SA ACT	BAML	5/31/2019	LIBOR-1M	4,184	652,835	(237,599)
EVOLVA HOLDING AG NAMEN-AKT	BAML	5/31/2019	LIBOR-1M	(113,125)	(30,055)	(1,924)
EXMAR NV ACT	BAML	5/31/2019	LIBOR-1M	(3,803)	(26,650)	(379)
FOXTONS GROUP PLC REGISTERED SHS	BAML	5/31/2019	LIBOR-1M	(65,559)	(69,101)	18,443
GENEL ENERGY PLC REGISTERED SHS	BAML	5/31/2019	LIBOR-1M	33,476	121,560	(2,764)
GUILLEMOT CORPORATION SA ACT	BAML	5/31/2019	LIBOR-1M	19,331	107,203	16,177
GULF KEYSTONE PETROLEUM LIMITED REGISTERED SHS	BAML	5/31/2019	LIBOR-1M	40,078	107,799	27,327
HANSOL PAPER ORD SHS	BAML	9/21/2018	LIBOR-1M	7,132	118,612	(1,626)
HANWHA AEROSPACE CO. LTD. REGISTERED SHS	BAML	12/13/2018	LIBOR-1M	(7,172)	(193,615)	49,047
HARIM HOLDINGS CO. LTD. REGISTERED SHS	BAML	9/21/2018	LIBOR-1M	9,745	105,894	381
HIGHLAND GOLD MINING ORD	BAML	5/31/2019	LIBOR-1M	51,625	95,127	(7,827)
HLB POWER CO. LTD. REGISTERED SHS	BAML	12/13/2018	LIBOR-1M	(10,793)	(11,401)	(176)
HSIN CHONG GROUP HOLDINGS LTD REGISTERED SHS	BAML	12/13/2018	LIBOR-1M	(2,182,000)	(97,878)	575
HUONS GLOBAL ORD SHS	BAML	9/21/2018	LIBOR-1M	2,729	180,653	(46,484)
HYUNDAI MIPO DOCKYARD CO LTD REGISTERED SHS	BAML	12/13/2018	LIBOR-1M	(3,404)	(327,972)	43,468
INTERNATIONAL CONSOLIDATED AIRLINES GROUP SA REGIS	BAML	5/31/2019	LIBOR-1M	19,275	172,228	7,308
IVANHOE MINES LTD REGISTERED SHS -A-	BAML	12/24/2018	LIBOR-1M	(24,200)	(87,018)	38,864
JENAX ORD SHS	BAML	12/13/2018	LIBOR-1M	(6,337)	(112,878)	29,608
KC CO. LTD. REGISTERED SHS	BAML	9/21/2018	LIBOR-1M	6,727	133,852	(32,829)
LMS CO LTD REGISTERED SHS	BAML	9/21/2018	LIBOR-1M	10,621	87,315	(21,901)
LOTTE CORP REGISTERED SHS	BAML	12/13/2018	LIBOR-1M	(100)	(4,706)	4
MAG SILVER CORP REGISTERED SHS	BAML	12/24/2018	LIBOR-1M	(1,200)	(13,368)	2,157
MASON GROUP HOLDINGS LIMITED REGISTERED SHS	BAML	12/13/2018	LIBOR-1M	(1,140,000)	(28,346)	6,269
MGENPLUS CO.LTD. REGISTERED SHS	BAML	12/13/2018	LIBOR-1M	(2,212)	(16,465)	(3,407)
MOBASE ORD SHS	BAML	9/21/2018	LIBOR-1M	22,899	126,360	(32,201)
MOLECULAR PARTNERS AG NAMEN-AKT	BAML	5/31/2019	LIBOR-1M	(1,694)	(34,474)	(74)
MORGAN SINDALL GROUP PLC REGISTERED SHS	BAML	5/31/2019	LIBOR-1M	4,958	85,498	6,214
NATURECELL ORD SHS	BAML	12/13/2018	LIBOR-1M	(6,747)	(191,143)	147,719
NEXT ENTERTAINMENT WORLD	BAML	12/13/2018	LIBOR-1M	(9,353)	(61,500)	4,480
NYRSTAR NV SHS	BAML	5/31/2019	LIBOR-1M	(1,895)	(10,878)	1,795
OCEANAGOLD CORP REGISTERED SHS	BAML	12/24/2018	LIBOR-1M	104,600	269,745	51,706
PENDRAGON PLC REGISTERED SHS	BAML	5/31/2019	LIBOR-1M	111,707	36,075	(1,856)
PETRA DIAMONDS LTD REGISTERED SHS	BAML	5/31/2019	LIBOR-1M	(136,499)	(115,217)	32,665
PHIL COMPANY INC.	BAML	3/7/2019	LIBOR-1M	(168)	(10,607)	2,316
PLUS500 LTD REGISTERED SHS	BAML	5/31/2019	LIBOR-1M	19,012	368,963	93,957
PSK INC REGISTERED SHS	BAML	9/21/2018	LIBOR-1M	8,372	169,968	5,525
QANTAS AIRWAYS LTD REGISTERED SHS	BAML	1/28/2019	LIBOR-1M	128,092	585,571	53,212
SAMJIN CO. LTD. REGISTERED SHS	BAML	9/21/2018	LIBOR-1M	4,579	37,254	(6,064)
SAMSUNG HEAVY INDUSTRIES CO.LTD REGISTERED SHS	BAML	12/13/2018	LIBOR-1M	(14,363)	(97,319)	14,251
SANBIO CO. LTD.	BAML	3/7/2019	LIBOR-1M	(1,300)	(44,706)	9,721
SANDFIRE RESOURCES NL REGISTERED SHS	BAML	1/28/2019	LIBOR-1M	48,026	263,432	(408)
SANGSANGIN ORD SHS	BAML	12/13/2018	LIBOR-1M	(5,912)	(113,355)	(7,136)
SCAPA GROUP PLC REGISTERED SHS	BAML	5/31/2019	LIBOR-1M	(14,966)	(89,957)	4,864
SENVION ORD SHS	BAML	5/31/2019	LIBOR-1M	(6,929)	(91,083)	26,853
SHIKUN & BINUI LTD. REGISTERED SHS	BAML	7/5/2019	LIBOR-1M	(7,361)	(12,669)	(984)
SHOWBOX CORP. REGISTERED SHS	BAML	9/21/2018	LIBOR-1M	28,630	104,470	(566)
SIMMTECH CO. LTD. REGISTERED SHS	BAML	9/21/2018	LIBOR-1M	15,312	126,126	(6,225)
SKIN N SKIN ORD SHS	BAML	12/13/2018	LIBOR-1M	(32,365)	(30,871)	12,239
SMARK CO. LTD REGISTERED SHS	BAML	12/13/2018	LIBOR-1M	(23,983)	(11,409)	4,356

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2018 (unaudited)

Company Reference	Counterparty	Termination Date	Receive/(Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
SUMMERSET GROUP HOLDINGS LTD REGISTERED SHS	BAML	7/29/2019	LIBOR-1M	27,346	$141,790	$2,078
SUPER RETAIL GROUP LTD REGISTERED SHS	BAML	1/28/2019	LIBOR-1M	20,336	124,854	14,590
TALGO S.A. BEARER SHS	BAML	5/31/2019	LIBOR-1M	(5,569)	(32,853)	3,038
TATERU INC.	BAML	3/7/2019	LIBOR-1M	(2,300)	(54,616)	16,327
TELCON RF PHARMACEUTICAL. INC. REGISTERED SHS	BAML	12/13/2018	LIBOR-1M	(2,938)	(18,243)	(1,218)
THE NEW ZEALAND REFINING COMPANY LTD REGISTERED SH	BAML	7/29/2019	LIBOR-1M	62,873	103,979	4
TMAC RESOURCES INC REGISTERED SHS	BAML	12/24/2018	LIBOR-1M	(4,700)	(25,811)	173
TUBACEX SA BEARER SHS	BAML	5/31/2019	LIBOR-1M	(4,878)	(17,151)	(811)
URBAS GRUPO FINANCIERO S.A. BEARER SHS	BAML	5/31/2019	LIBOR-1M	5,662,799	68,418	(2,223)
VILLAGE ROADSHOW LTD REGISTERED SHS	BAML	12/17/2018	LIBOR-1M	(11,316)	(17,925)	1,970
VIRTUS HEALTH LTD REGISTERED SHS	BAML	1/28/2019	LIBOR-1M	27,527	115,136	(332)
VOLTABOX AG INHABER-AKT	BAML	5/31/2019	LIBOR-1M	(635)	(16,740)	1,138
WE SOLUTIONS LIMITED REGISTERED SHS	BAML	12/13/2018	LIBOR-1M	(240,000)	(51,676)	23,238
WESTGOLD RESOURCES LTD REGISTERED SHS	BAML	12/17/2018	LIBOR-1M	(52,210)	(58,168)	(3,436)
WFM INC. REGISTERED SHS	BAML	12/13/2018	LIBOR-1M	(4,539)	(22,432)	4,316
NORTH MINING SHARES CO LTD	DB	9/4/2018	USD1M_Reuters	(28,198)	(572)	406
ANEL ELEKTRIK PROJE TAAHHUT	DB	11/12/2018	USD1M_Reuters	100,558	56,594	786
ANTEROGEN CO LTD	DB	4/2/2019	USD1M_Reuters	(286)	(37,110)	13,844
ASTRAL FOODS LTD	DB	6/3/2019	USD1M_Reuters	11,917	258,145	7,486
BANCO ESTADO RIO GRANDE SUL	DB	8/31/2018	USD1M_Reuters	42,400	261,159	(82,222)
BUMI RESOURCES TBK PT	DB	2/4/2019	USD1M_Reuters	(1,431,700)	(31,581)	5,767
CHIMEI MATERIALS TECHNOLOGY	DB	8/2/2019	USD1M_Reuters	(18,939)	(8,625)	2,069
CRUCIALTEC CO LTD	DB	4/2/2019	USD1M_Reuters	(2,000)	(7,555)	3,148
ELAN MICROELECTRONICS CORP	DB	8/2/2019	USD1M_Reuters	159,000	245,750	5,292
ESTIA HEALTH LTD	DB	5/7/2019	USD1M_Reuters	63,463	161,562	(9,801)
ETREND HIGHTECH CORP	DB	8/2/2019	USD1M_Reuters	76,010	75,185	148
FLC FAROS CONSTRUCTION JSC	DB	1/2/2019	USD1M_Reuters	(59,316)	(345,289)	236,761
FRESHII	DB	10/16/2018	USD1M_Reuters	(14,200)	(62,851)	(9,358)
GREAT WALL ENTERPRISES	DB	8/2/2019	USD1M_Reuters	83,000	88,377	19,361
GRUPO HERDEZ SAB-SERIES *	DB	3/13/2019	USD1M_Reuters	6,959	13,242	1,964
MAHLE-METAL LEVE SA	DB	8/31/2018	USD1M_Reuters	13,700	97,568	3,511
MEDIA CHINA CORPORATION LTD	DB	9/4/2018	USD1M_Reuters	(363,247)	(13,109)	(4,941)
NEWMAX TECHNOLOGY CO LTD	DB	8/2/2019	USD1M_Reuters	(33,000)	(52,064)	(19,813)
NEXGEN ENERGY LTD	DB	10/16/2018	USD1M_Reuters	(4,601)	(8,806)	(546)
NO VA LAND INVESTMENT GROUP	DB	1/2/2019	USD1M_Reuters	(56,630)	(187,655)	36,855
OSISKO EXPLORATION LTEE	DB	10/16/2018	USD1M_Reuters	(22,200)	(36,890)	(1,421)
OZ MINERALS LTD	DB	5/7/2019	USD1M_Reuters	68,932	506,825	(21,009)
PCL INC	DB	4/2/2019	USD1M_Reuters	(1,405)	(24,431)	10,301
PHICOM CORP	DB	4/2/2019	USD1M_Reuters	(1,928)	(2,770)	305
QUBE LOGISTICS HOLDINGS LTD	DB	5/7/2019	USD1M_Reuters	(75,574)	(128,679)	(16,685)
REGEN CO LTD	DB	4/2/2019	USD1M_Reuters	(87)	(374)	217
SINMAG BAKERY MACHINE CORP	DB	8/2/2019	USD1M_Reuters	18,000	95,961	(13,670)
SINMAG EQUIPMENT CORP TW0001580009 STOCK DIVIDEND	DB	8/2/2019	USD1M_Reuters	630	-	2,880
SULA11.SA	DB	8/31/2018	USD1M_Reuters	52,581	302,618	8,723
TELCON INC	DB	4/2/2019	USD1M_Reuters	(545)	(6,264)	2,654
TPG TELECOM LTD	DB	5/7/2019	USD1M_Reuters	(2,891)	(11,531)	(836)
TURVO INTERNATIONAL CO LTD	DB	8/2/2019	USD1M_Reuters	26,000	97,776	(2,684)
UNITED FIBER OPTICAL COMMUNI	DB	8/2/2019	USD1M_Reuters	(29,000)	(20,826)	3,686
WALTON ADVANCED ENGINEERING	DB	8/2/2019	USD1M_Reuters	233,680	111,376	(6,452)
WHITEHAVEN COAL LTD	DB	5/7/2019	USD1M_Reuters	48,905	138,109	59,105
WHOLETECH SYSTEM HITECH LTD	DB	8/2/2019	USD1M_Reuters	98,000	99,106	5,541
ZENG HSING INDUSTRIAL CO LTD	DB	8/2/2019	USD1M_Reuters	23,105	97,515	(939)
SANBIO CO LTD	DB	11/5/2018	USD1M_Reuters	(2,400)	(88,033)	23,256
TOYO ENGINEERING CORP	DB	11/5/2018	USD1M_Reuters	(8,700)	(82,004)	25,601
AAGG	DB	10/11/2018	USD1M_Reuters	(205)	(15,651)	1,289
SHOP APOTHEKE EUROPE NV	DB	10/11/2018	USD1M_Reuters	(38)	(2,022)	(208)
CHINA FISHERY GROUP LTD	DB	11/2/2018	USD1M_Reuters	(375,000)	(20,178)	(761)
COOPER ENERGY LTD	DB	5/7/2019	USD1M_Reuters	(77,128)	(16,598)	(10,609)
VOCUS COMMUNICATIONS LTD	DB	5/7/2019	USD1M_Reuters	(19,292)	(45,429)	10,900

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2018 (unaudited)

Company Reference	Counterparty	Termination Date	Receive/(Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
AUSTRALIAN PHARMA INDUS LTD	DB	5/7/2019	USD1M_Reuters	87,839	$107,405	$2,840
ACCENT GROUP LTD	DB	5/7/2019	USD1M_Reuters	107,044	97,850	15,830
DOWNER EDI LIMITED	DB	5/7/2019	USD1M_Reuters	79,072	404,908	28,466
OZ MINERALS LTD	DB	5/7/2019	USD1M_Reuters	66,132	418,309	47,773
VITA GROUP LTD	DB	5/7/2019	USD1M_Reuters	166,323	126,591	(6,159)
WHITEHAVEN COAL LTD	DB	5/7/2019	USD1M_Reuters	118,240	378,285	98,528
ELTEL AB-W/I	DB	5/28/2019	USD1M_Reuters	(20,877)	(64,041)	7,434
STORYTEL AG	DB	5/28/2019	USD1M_Reuters	(5,136)	(77,647)	(7,437)
VOLATI AB-WI	DB	5/28/2019	USD1M_Reuters	(2,750)	(26,080)	12,709
BRAIN TECHNOLOGY INDUSTRIES	DB	6/11/2019	USD1M_Reuters	(7,494)	(71,813)	21,771
SAMSUNG HEAVY INDUSTRIES	DB	6/11/2019	USD1M_Reuters	(2,005)	(13,426)	1,829
SAMSUNG TECHWIN CO LTD	DB	6/11/2019	USD1M_Reuters	(443)	(12,289)	3,359
KAHEE CO LTD	DB	6/11/2019	USD1M_Reuters	(30,389)	(17,172)	8,234
VICTEK CO LTD	DB	6/11/2019	USD1M_Reuters	(900)	(2,367)	138
DIGITAL OPTICS CO LTD	DB	6/11/2019	USD1M_Reuters	(8,900)	(10,831)	567
SOLUTIONS 30 SE	DB	7/2/2019	USD1M_Reuters	(1,475)	(77,557)	(857)
PIERRE & VACANCES	DB	7/2/2019	USD1M_Reuters	(235)	(9,008)	1,562
S.O.I.T.E.C.	DB	7/2/2019	USD1M_Reuters	(2,740)	(236,168)	309
NEL ASA	DB	9/3/2019	USD1M_Reuters	(208,428)	(74,750)	(8,152)
THIN FILM ELECTRONICS ASA	DB	9/3/2019	USD1M_Reuters	(182,621)	(79,953)	35,246
ASSURA PLC	DB	8/13/2018	USD1M_Reuters	(99,106)	(83,516)	9,707
ASCENTIAL PLC	DB	8/13/2018	USD1M_Reuters	(14,986)	(80,552)	(2,266)
ASOS PLC	DB	8/13/2018	USD1M_Reuters	(4,709)	(403,810)	27,707
COATS GROUP PLC	DB	8/13/2018	USD1M_Reuters	(77,555)	(82,512)	(2,187)
NEWRIVER REIT PLC	DB	8/13/2018	USD1M_Reuters	(18,601)	(79,176)	12,114
ON THE BEACH GROUP PLC	DB	8/13/2018	USD1M_Reuters	(13,955)	(97,215)	15,780
PROVIDENT FINANCIAL PLC	DB	8/13/2018	USD1M_Reuters	(21,852)	(197,716)	5,071
RWS HOLDINGS PLC	DB	8/13/2018	USD1M_Reuters	(14,738)	(79,801)	(9,791)
SABRE INSURANCE GROUP PLC WI	DB	8/13/2018	USD1M_Reuters	(24,520)	(78,616)	(11,076)
SANNE GROUP PLC	DB	8/13/2018	USD1M_Reuters	(9,618)	(83,035)	(6,311)
SOLGOLD PLC	DB	8/13/2018	USD1M_Reuters	(261,881)	(77,683)	(1,571)
SIRIUS EXPLORATION PLC	DB	8/13/2018	USD1M_Reuters	(24,331)	(11,107)	(540)
HANSTEEN HOLDINGS PLC	DB	8/13/2018	USD1M_Reuters	78,034	114,770	(1,825)
JOHNSON SERVICE GROUP PLC	DB	8/13/2018	USD1M_Reuters	69,080	129,487	(4,778)
PERSIMMON PLC	DB	8/13/2018	USD1M_Reuters	17,114	558,775	137
COSMO PHARMACEUTICALS SPA	DB	11/19/2018	USD1M_Reuters	(678)	(75,212)	(12,776)
EVOLVA HOLDING SA	DB	11/19/2018	USD1M_Reuters	(98,352)	(35,084)	7,207
NEINOR HOMES SLU	DB	4/8/2019	USD1M_Reuters	(7,137)	(137,243)	1,558
CONTINENTAL GOLD LTD	DB	5/14/2019	USD1M_Reuters	(24,400)	(71,752)	(673)
ELDORADO GOLD CORPORATION	DB	5/14/2019	USD1M_Reuters	(5,300)	(5,140)	(632)
IVANHOE MINES LTD	DB	5/14/2019	USD1M_Reuters	(800)	(2,541)	951
LUNDIN GOLD INC	DB	5/14/2019	USD1M_Reuters	(18,800)	(75,957)	3,859
BIOLEADERS CORP	GS	3/4/2019	USD-Federal Funds-H.15	(5,293)	(77,532)	19,336
CHENG MEI MATERIALS TECHNOLO	GS	5/20/2019	USD-Federal Funds-H.15	(126,108)	(48,906)	5,235
CHINA ENERGINE INTERNATIONAL	GS	9/20/2018	USD-Federal Funds-H.15	(287,223)	(19,730)	10,215
CHINA SHENGMU ORGANIC MILK	GS	6/5/2019	USD-Federal Funds-H.15	(247,000)	(28,433)	12,855
DENISON MINES CORP	GS	3/18/2019	USD-Federal Funds-H.15	(112,721)	(55,452)	(2,650)
ENERGY ABSOLUTE PCL-FOREIGN	GS	3/12/2019	USD-Federal Funds-H.15	(276,400)	(483,756)	186,708
GAFISA SA	GS	8/22/2019	USD-Federal Funds-H.15	(33,100)	(94,490)	(13,292)
HTC CORP	GS	6/13/2019	USD-Federal Funds-H.15	(129,000)	(244,735)	17,583
HUTCHISON CHINA MEDITECH LTD	GS	4/17/2019	USD-Federal Funds-H.15	(2,202)	(141,390)	3,741
IVANHOE MINES LTD-CL A	GS	1/10/2019	USD-Federal Funds-H.15	(51,800)	(128,066)	24,851
NATURECELL CO LTD	GS	2/27/2019	USD-Federal Funds-H.15	(5,425)	(158,609)	123,694
NEO SOLAR POWER CORP	GS	8/13/2019	USD-Federal Funds-H.15	(188,000)	(60,454)	(1,271)
NEW PROVENANCE EVERLASTING H	GS	6/5/2019	USD-Federal Funds-H.15	(2,578,646)	(30,026)	18,527
NEWMAX TECHNOLOGY CO LTD	GS	12/12/2018	USD-Federal Funds-H.15	(6,000)	(9,881)	(3,193)
NEXGEN ENERGY LTD	GS	3/18/2019	USD-Federal Funds-H.15	(9,599)	(19,206)	(364)
NORTH MINING SHARES CO LTD	GS	12/5/2018	USD-Federal Funds-H.15	(1,083,459)	(15,712)	9,362
NSN CO LTD	GS	11/21/2018	USD-Federal Funds-H.15	(2,779)	(11,003)	5,985

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2018 (unaudited)

Company Reference	Counterparty	Termination Date	Receive/(Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
PARAMOUNT RESOURCES LTD - A	GS	1/16/2019	USD-Federal Funds-H.15	(19,900)	$(286,046)	$62,524
PPC LTD	GS	8/15/2019	USD-Federal Funds-H.15	(128,682)	(63,641)	1,086
PRETIUM RESOURCES INC	GS	2/27/2019	USD-Federal Funds-H.15	(37,000)	(297,211)	(6,514)
QUANTA COMPUTER INC	GS	5/30/2019	USD-Federal Funds-H.15	(68,000)	(123,673)	6,155
RENHE COMMERCIAL HOLDINGS	GS	7/17/2019	USD-Federal Funds-H.15	(87,845)	(1,658)	(43)
SHOUGANG CONCORD INTL ENT CO	GS	11/15/2018	USD-Federal Funds-H.15	(1,291,390)	(38,347)	4,617
SK CHEMICALS CO LTD/NEW	GS	6/6/2019	USD-Federal Funds-H.15	(143)	(13,364)	1,898
STADIO HOLDINGS PTY LTD	GS	7/25/2019	USD-Federal Funds-H.15	(105,800)	(32,915)	669
TELCON RF PHARMACEUTICAL INC	GS	7/3/2019	USD-Federal Funds-H.15	(1,382)	(15,377)	6,223
TWI PHARMACEUTICALS INC	GS	7/3/2019	USD-Federal Funds-H.15	(26,000)	(67,780)	7,897
VOCUS GROUP LTD	GS	10/24/2018	USD-Federal Funds-H.15	(61,480)	(117,000)	6,912
WESTONE INFORMATION INDUST - A	GS	1/2/2019	USD-Federal Funds-H.15	(108,982)	(382,666)	61,960
AFC ENERGY PLC	GS	10/30/2018	USD-Federal Funds-H.15	(14,607)	(2,451)	767
ARCAM AB	GS	8/8/2018	USD-Federal Funds-H.15	(2,001)	(79,626)	1,089
ASIA DEVELOPMENT CAPITAL CO	GS	10/12/2018	USD-Federal Funds-H.15	(712,900)	(92,937)	28,857
AXEL MARK INC	GS	6/20/2019	USD-Federal Funds-H.15	(6,600)	(81,826)	15,619
BIO ON SPA	GS	8/20/2019	USD-Federal Funds-H.15	(850)	(50,278)	(5,596)
BNN TECHNOLOGY PLC	GS	12/11/2018	USD-Federal Funds-H.15	(6,510)	(3,592)	8
CAIRN HOMES PLC	GS	10/30/2018	USD-Federal Funds-H.15	(6,326)	(15,088)	2,509
CORESTATE CAPITAL HOLDING S.	GS	5/22/2019	USD-Federal Funds-H.15	(1,165)	(69,290)	5,995
COUNTRYWIDE PLC	GS	1/4/2019	USD-Federal Funds-H.15	(5,633)	(8,441)	4,850
CRUCIALTEC CO LTD	GS	5/22/2019	USD-Federal Funds-H.15	(20,724)	(62,710)	17,046
DHX MEDIA LTD	GS	8/13/2019	USD-Federal Funds-H.15	(8,800)	(17,707)	(31)
DNA CHIP RESEARCH INC	GS	12/6/2018	USD-Federal Funds-H.15	(7,800)	(91,098)	29,750
EMPIRIC STUDENT PROPERTY PLC	GS	4/25/2019	USD-Federal Funds-H.15	(65,558)	(76,633)	(4,985)
FILA SPA	GS	9/27/2018	USD-Federal Funds-H.15	(3,627)	(79,477)	315
FOXTONS GROUP PLC	GS	10/17/2018	USD-Federal Funds-H.15	(5,872)	(6,139)	1,606
FRESNILLO PLC	GS	5/9/2019	USD-Federal Funds-H.15	(20,911)	(365,098)	80,372
GEDI GRUPPO EDITORIALE SPA	GS	5/30/2019	USD-Federal Funds-H.15	(20,215)	(10,633)	2,629
GEXEED CO LTD	GS	7/11/2019	USD-Federal Funds-H.15	(8,800)	(11,235)	1,268
HELICAL PLC	GS	8/14/2019	USD-Federal Funds-H.15	(17,667)	(79,605)	5,517
ID LOGISTICS GROUP	GS	3/6/2019	USD-Federal Funds-H.15	(76)	(12,645)	129
ILIAD SA	GS	6/20/2019	USD-Federal Funds-H.15	(2,397)	(400,025)	20,130
INNATE PHARMA SA	GS	6/13/2019	USD-Federal Funds-H.15	(12,274)	(74,310)	4,194
INTERSERVE PLC	GS	6/19/2019	USD-Federal Funds-H.15	(31,923)	(27,714)	(1,466)
IVANHOE MINES LTD - CL A	GS	4/24/2019	USD-Federal Funds-H.15	(34,859)	(94,637)	25,178
KIMURATAN CORP	GS	4/12/2019	USD-Federal Funds-H.15	(233,306)	(93,742)	18,245
LAND CO LTD	GS	8/29/2019	USD-Federal Funds-H.15	(98,100)	(10,588)	(875)
LOTTE CORP	GS	6/6/2019	USD-Federal Funds-H.15	(4,574)	(263,510)	48,446
MAG SILVER CORP	GS	10/30/2018	USD-Federal Funds-H.15	(6,900)	(84,385)	19,835
MCCARTHY & STONE PLC	GS	7/24/2019	USD-Federal Funds-H.15	(55,156)	(74,992)	(3,289)
MELROSE INDUSTRIES PLC	GS	11/6/2018	USD-Federal Funds-H.15	(81,414)	(239,387)	9,036
NANOBIOTIX	GS	8/21/2019	USD-Federal Funds-H.15	(646)	(13,592)	1,744
NEXGEN ENERGY LTD	GS	5/8/2019	USD-Federal Funds-H.15	(3,800)	(6,724)	(1,023)
NEXT BIOMETRICS GROUP AS	GS	10/31/2018	USD-Federal Funds-H.15	(1,522)	(9,228)	2,667
NORWEGIAN AIR SHUTTLE AS	GS	7/17/2019	USD-Federal Funds-H.15	(9,032)	(271,246)	7,049
NUTS INC	GS	7/5/2019	USD-Federal Funds-H.15	(46,500)	(40,217)	2,181
OBRASCON HUARTE LAIN S.A.	GS	5/22/2019	USD-Federal Funds-H.15	(63,874)	(292,861)	67,759
PARAMOUNT RESOURCES LTD - A	GS	3/6/2019	USD-Federal Funds-H.15	(17,900)	(241,784)	40,727
PHIL COMPANY	GS	4/2/2019	USD-Federal Funds-H.15	(3,800)	(315,538)	126,991
PIERRE & VACANCES	GS	8/15/2019	USD-Federal Funds-H.15	(337)	(10,773)	130
PRETIUM RESOURCES INC	GS	2/28/2019	USD-Federal Funds-H.15	(31,200)	(227,556)	(28,557)
RANDGOLD RESOURCES LTD	GS	7/17/2019	USD-Federal Funds-H.15	(4,455)	(342,332)	11,302
RENOVA INC	GS	4/2/2019	USD-Federal Funds-H.15	(11,800)	(117,296)	(107,459)
S SCIENCE CO LTD	GS	8/31/2018	USD-Federal Funds-H.15	(138,500)	(132,655)	45,510
SAMSUNG HEAVY INDUSTRIES	GS	1/16/2019	USD-Federal Funds-H.15	(3,392)	(23,539)	3,922
SHOP APOTHEKE EUROPE NV	GS	3/6/2019	USD-Federal Funds-H.15	(212)	(12,098)	(301)
SK CHEMICALS CO LTD/NEW	GS	6/6/2019	USD-Federal Funds-H.15	(893)	(83,457)	11,854
SKIN N SKIN CO LTD	GS	7/3/2019	USD-Federal Funds-H.15	(60,684)	(44,877)	9,943

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2018 (unaudited)

Company Reference	Counterparty	Termination Date	Receive/(Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
SOLGOLD PLC	GS	3/12/2019	USD-Federal Funds-H.15	(1,256)	$(371)	$(8)
STOBART GROUP LTD	GS	3/4/2019	USD-Federal Funds-H.15	(20,149)	(68,329)	6,276
TATERU INC	GS	8/14/2019	USD-Federal Funds-H.15	(9,700)	(150,535)	(11,814)
TOYO ENGINEERING CORP	GS	6/21/2019	USD-Federal Funds-H.15	(1,100)	(9,313)	2,164
VILLAGE ROADSHOW LTD	GS	5/22/2019	USD-Federal Funds-H.15	(49,208)	(83,819)	14,352
VOCUS GROUP LTD	GS	10/24/2018	USD-Federal Funds-H.15	(52,945)	(100,758)	5,953
VOLATI AB	GS	4/25/2019	USD-Federal Funds-H.15	(12,885)	(63,042)	743
WFM INC	GS	11/21/2018	USD-Federal Funds-H.15	(3,542)	(14,910)	773
WINERGYS CO LTD	GS	1/30/2019	USD-Federal Funds-H.15	(146)	(1,077)	270
ZUMTOBEL GROUP AG	GS	8/21/2019	USD-Federal Funds-H.15	(11,377)	(78,484)	(3,554)
HOTRON PRECISION ELECTRONIC	GS	2/27/2019	USD-LIBOR-BBA	60,180	94,472	(8,163)
BERKELEY GROUP HOLDINGS/THE	GS	3/6/2019	USD-LIBOR-BBA	11,580	560,085	6,420
CANFOR CORP	GS	1/10/2019	USD-LIBOR-BBA	18,300	380,997	20,530
EVRAZ PLC	GS	11/15/2018	USD-LIBOR-BBA	66,424	372,846	112,015
JACQUET METAL SERVICE SA	GS	6/19/2019	USD-LIBOR-BBA	2,665	92,147	(13,596)
MEDIASET ESPANA COMUNICACION	GS	5/8/2019	USD-LIBOR-BBA	42,342	423,575	(89,973)
NEW ZEALAND REFINING CO LTD	GS	5/7/2019	USD-LIBOR-BBA	10,902	18,060	26
PEUGEOT SA	GS	5/8/2019	USD-LIBOR-BBA	23,795	589,551	95,390
VESUVIUS PLC	GS	6/19/2019	USD-LIBOR-BBA	5,503	43,260	2,499
GN STORE NORD	MS	10/24/2018	CIBOR-1M	7,602	361,561	1,193
LUNDBECK	MS	10/24/2018	CIBOR-1M	770	56,444	(689)
ALK-ABELL B	MS	10/24/2018	CIBOR-1M	(4,322)	(799,173)	(4,070)
CHRISTIAN DIOR	MS	10/24/2018	EURIB-1M	2,394	1,027,696	(7,561)
INGENICO GROUP	MS	10/24/2018	EURIB-1M	(2,490)	(224,558)	20,157
RALLYE	MS	10/24/2018	EURIB-1M	(3,948)	(47,658)	1,108
HUHTAMKI OYJ	MS	10/24/2018	EURIB-1M	(20,950)	(704,375)	(49,160)
TRIGANO	MS	10/24/2018	EURIB-1M	2,071	288,998	9,544
WRTSIL OYJ ABP	MS	10/24/2018	EURIB-1M	(10,010)	(211,448)	(5,045)
GEA GROUP	MS	10/24/2018	EURIB-1M	(16,530)	(607,123)	(38,670)
DEUTZ AG	MS	10/24/2018	EURIB-1M	41,071	341,330	36,476
NH HOTEL GROUP SA	MS	10/24/2018	EURIB-1M	99,177	736,067	(6,960)
OMV AG	MS	10/24/2018	EURIB-1M	6,210	338,769	12,510
BAYER AG	MS	10/24/2018	EURIB-1M	3,590	391,611	8,407
HOCHTIEF	MS	10/24/2018	EURIB-1M	5,627	1,035,333	(23,695)
JACQUET METAL SC	MS	10/24/2018	EURIB-1M	5,895	174,108	(345)
OBR HUARTE LAIN	MS	10/24/2018	EURIB-1M	(14,700)	(45,480)	(9,722)
MERSEN	MS	10/24/2018	EURIB-1M	730	28,733	1,494
DAIMLER AG	MS	10/24/2018	EURIB-1M	(15,050)	(1,008,004)	(33,272)
UCB	MS	10/24/2018	EURIB-1M	310	25,926	712
NEMETSCHEK SE	MS	10/24/2018	EURIB-1M	2,539	344,802	8,019
CARREFOUR	MS	10/24/2018	EURIB-1M	(12,310)	(220,540)	(629)
WOLTERS KLUWER	MS	10/24/2018	EURIB-1M	859	52,248	(511)
ION BEAM APPLIC.	MS	10/24/2018	EURIB-1M	(4,796)	(127,457)	2,020
CEWE STIFTUNG & CO KGAA	MS	10/24/2018	EURIB-1M	260	23,630	182
DEUTSCHE BANK AG	MS	10/24/2018	EURIB-1M	(42,800)	(513,652)	(46,455)
BMW	MS	10/24/2018	EURIB-1M	(4,620)	(434,895)	(11,963)
CTS EVENTIM AG & CO KGAA	MS	10/24/2018	EURIB-1M	3,270	157,128	(2,907)
SODEXHO	MS	10/24/2018	EURIB-1M	(5,380)	(577,710)	(18,110)
PEUGEOT S.A.	MS	10/24/2018	EURIB-1M	37,247	905,368	166,836
ENEL SPA	MS	10/24/2018	EURIB-1M	10,600	58,261	881
DELONGHI	MS	10/24/2018	EURIB-1M	(590)	(16,729)	(635)
BENETEAU	MS	10/24/2018	EURIB-1M	13,335	205,581	14,988
ORPEA	MS	10/24/2018	EURIB-1M	(249)	(34,792)	526
TENARIS	MS	10/24/2018	EURIB-1M	(15,920)	(295,525)	4,469
UNIONE DI BANCHE ITAL	MS	10/24/2018	EURIB-1M	(19,200)	(77,087)	(2,460)
SES SA	MS	10/24/2018	EURIB-1M	(45,570)	(845,656)	(67,854)
C&C GROUP	MS	10/24/2018	EURIB-1M	23,500	94,284	275
SIEMENS GAMESA RENEWABLE ENERGY	MS	10/24/2018	EURIB-1M	(28,830)	(405,850)	(1,686)
MEDIASET ESPANA COMUNICACION SA	MS	10/24/2018	EURIB-1M	105,357	850,822	(20,704)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2018 (unaudited)

Company Reference	Counterparty	Termination Date	Receive/(Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
FERROVIAL SA	MS	10/24/2018	EURIB-1M	(21,278)	$(433,191)	$(6,844)
NOKIAN RENKAAT OYJ	MS	10/24/2018	EURIB-1M	(3,650)	(150,283)	(8,069)
KONE OYJ	MS	10/24/2018	EURIB-1M	(5,000)	(277,154)	3,503
ARKEMA	MS	10/24/2018	EURIB-1M	1,398	170,583	4,796
YIT OYJ	MS	10/24/2018	EURIB-1M	(30,886)	(180,998)	(28,902)
EIFFAGE	MS	10/24/2018	EURIB-1M	2,005	221,720	3,248
SBM OFFSHORE	MS	10/24/2018	EURIB-1M	10,640	141,071	30,974
BAUER AG	MS	10/24/2018	EURIB-1M	4,254	92,353	1,891
AURELIUS EQUITY OPPORTUNITIE	MS	10/24/2018	EURIB-1M	12,190	723,626	29,230
WACKER NEUSON	MS	10/24/2018	EURIB-1M	9,968	243,918	13,525
ALBIOMA	MS	10/24/2018	EURIB-1M	1,060	22,913	670
VALLOUREC	MS	10/24/2018	EURIB-1M	(55,200)	(335,622)	(20,791)
INNATE PHARMA	MS	10/24/2018	EURIB-1M	(3,732)	(20,023)	(1,298)
AALBERTS	MS	10/24/2018	EURIB-1M	5,100	236,234	(4,774)
BOSKALIS CERT	MS	10/24/2018	EURIB-1M	(3,700)	(110,275)	(3,289)
KBC ANCORA	MS	10/24/2018	EURIB-1M	3,080	165,579	3,603
DBV TECHNNOLOGIES	MS	10/24/2018	EURIB-1M	(1,020)	(35,626)	(644)
TIKKURILA OYJ	MS	10/24/2018	EURIB-1M	(4,227)	(75,747)	(1,978)
MASMOVIL IBERCOM SA	MS	10/24/2018	EURIB-1M	1,455	160,490	4,085
PHARMING GROUP NV	MS	10/24/2018	EURIB-1M	20,600	33,979	(9,278)
OCI	MS	10/24/2018	EURIB-1M	(24,940)	(722,015)	(32,381)
FORFARMERS	MS	10/24/2018	EURIB-1M	14,670	179,832	(13,041)
NEINOR HOMES SLU	MS	10/24/2018	EURIB-1M	(38,873)	(725,697)	(11,334)
ALD AIW	MS	10/24/2018	EURIB-1M	(23,115)	(411,513)	(1,622)
CRED VALTELLINES	MS	10/24/2018	EURIB-1M	(7,484,946)	(787,963)	(141,833)
ROCKET INTERNET SE	MS	10/24/2018	EURIB-1M	(10,940)	(382,872)	1,608
FIAT CHRYSLER AUTOMOBILES NV	MS	10/24/2018	EURIB-1M	21,663	395,625	(25,723)
PROMOTORA DE INFORMACIONES S.A. PRISA	MS	10/24/2018	EURIB-1M	(39,347)	(74,743)	(9,021)
BANCO BPM SPA	MS	10/24/2018	EURIB-1M	(320,400)	(977,030)	(42,349)
SRP GROUPE SA	MS	10/24/2018	EURIB-1M	(11,274)	(83,475)	(2,110)
GRIFOLS SA - B	MS	10/24/2018	EURIB-1M	1,110	23,708	(312)
MITHRA AIW	MS	10/24/2018	EURIB-1M	(4,723)	(203,301)	17,678
TAKEAWAY AIW	MS	10/24/2018	EURIB-1M	(390)	(25,683)	(365)
GRENKE AG	MS	10/24/2018	EURIB-1M	(230)	(26,446)	1,009
EL.EN	MS	10/24/2018	EURIB-1M	5,440	184,532	(4,709)
SCOUT24	MS	10/24/2018	EURIB-1M	440	23,654	(751)
COVESTRO AG	MS	10/24/2018	EURIB-1M	11,007	1,032,824	25,053
SILTRONIC NAM	MS	10/24/2018	EURIB-1M	6,163	968,150	107,052
MDM PROMESSES	MS	10/24/2018	EURIB-1M	13,185	483,649	(80,197)
INTERTRUST	MS	10/24/2018	EURIB-1M	2,800	50,601	(1,801)
DELIVERY HERO SE	MS	10/24/2018	EURIB-1M	(9,050)	(530,877)	16,620
BANCO COMERCIAL PORTUGUES	MS	10/24/2018	EURIB-1M	(182,300)	(56,705)	(528)
VAPORES	MS	8/13/2019	FEDEF-1D	(3,099,678)	(90,216)	(670)
BUMI RESOURCES	MS	11/15/2018	FEDEF-1D	(10,184,354)	(214,626)	29,014
NSN CO LTD	MS	11/1/2019	FEDEF-1D	(12,195)	(34,360)	12,369
NATURECELL CO LTD	MS	11/1/2019	FEDEF-1D	(4,491)	(75,560)	46,694
AIBIT CO LTD	MS	11/1/2019	FEDEF-1D	(32,441)	(46,815)	5,401
ISKANDAR WATERFRONT CITY BERHA	MS	1/4/2019	FEDEF-1D	(97,170)	(14,997)	(3,767)
Fourth Link Inc	MS	11/1/2019	FEDEF-1D	(18,540)	(36,714)	2,454
HYUNDAI MIPO DOCKYARD	MS	11/1/2019	FEDEF-1D	(4,267)	(370,305)	14,144
HLB INC	MS	11/1/2019	FEDEF-1D	(194)	(10,937)	(857)
OMNITEL	MS	11/1/2019	FEDEF-1D	(4,879)	(27,434)	11,536
JENAX INC	MS	11/1/2019	FEDEF-1D	(3,972)	(89,615)	37,491
MOTECH INDUSTRIES INC	MS	10/10/2019	FEDEF-1D	(180,000)	(81,837)	3,704
SAM BU CONST	MS	11/1/2019	FEDEF-1D	(6,866)	(42,661)	7,049
SAMSUNG HEAVY	MS	11/1/2019	FEDEF-1D	(11,772)	(68,894)	900
SUNGZEE CONST	MS	11/1/2019	FEDEF-1D	(1,799)	(12,844)	(1,240)
TELEKOM MALAYSIA	MS	1/4/2019	FEDEF-1D	(63,700)	(60,613)	(1,598)
TATUNG CO LTD	MS	10/10/2019	FEDEF-1D	(246,000)	(272,297)	(40,823)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2018 (unaudited)

Company Reference	Counterparty	Termination Date	Receive/(Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
AXIS BANK LTD - GDR REG S	MS	8/13/2019	FEDEF-1D	(1,351)	$(51,953)	$(2,020)
SOOSUNG LIFT MFG CO LTD	MS	11/1/2019	FEDEF-1D	(12,812)	(58,491)	(8,075)
TONGYANG NETWORKS CORP	MS	11/1/2019	FEDEF-1D	(2,708)	(7,238)	(497)
MY E.G. SERVICES	MS	1/4/2019	FEDEF-1D	(747,000)	(187,088)	(40,779)
CRUCIALTEC	MS	11/1/2019	FEDEF-1D	(23,386)	(50,500)	(962)
SIGNAL ENTERTAINMENT GROUP CORP	MS	11/1/2019	FEDEF-1D	(1,333)	(10,589)	10,195
CHEDRAUI B	MS	6/5/2019	FEDEF-1D	49,300	98,421	22,674
ROYAL BAFOKENG PLATINUM LTD	MS	11/20/2018	FEDEF-1D	(4,471)	(9,532)	1,252
CHENG MEI MATERIALS TECHNOLOGY CORP	MS	10/10/2019	FEDEF-1D	(34,000)	(15,772)	4,009
CKH FOOD & HEALTH LTD	MS	11/1/2019	FEDEF-1D	(6,371)	(4,320)	1,670
SAPURA ENERGY BHD	MS	1/4/2019	FEDEF-1D	(2,209,400)	(401,930)	73,102
NANOS	MS	11/1/2019	FEDEF-1D	(4,641)	(35,075)	895
SKIN AND SKIN CO LTD	MS	11/1/2019	FEDEF-1D	(34,627)	(22,062)	2,155
ENERGY-F	MS	10/10/2019	FEDEF-1D	(73,000)	(69,806)	38,658
WCT HOLDINGS BHD	MS	1/4/2019	FEDEF-1D	(335,700)	(75,566)	(6,604)
VELESTO ENERGY BHD	MS	1/4/2019	FEDEF-1D	(1,410,373)	(104,839)	2,487
STADIO HOLDINGS PTY LTD	MS	11/20/2018	FEDEF-1D	(46,328)	(15,239)	1,110
PCL INC	MS	11/1/2019	FEDEF-1D	(495)	(8,705)	3,734
SK CHEMICALS CO LTD/NEW	MS	11/1/2019	FEDEF-1D	(2,237)	(212,007)	32,876
ASTA INC/KOREA	MS	11/1/2019	FEDEF-1D	(2,980)	(62,307)	33,177
ENZYCHEM LIFESCIENCES CORP	MS	11/1/2019	FEDEF-1D	(1,679)	(127,211)	706
EYEGENE INC	MS	11/1/2019	FEDEF-1D	(6,597)	(193,826)	78,986
MANDO CORPORATION	MS	11/1/2019	FEDEF-1D	(3,094)	(136,362)	20,632
GL PHARM TECH CORP	MS	11/1/2019	FEDEF-1D	(13,139)	(71,026)	13,904
BIOLEADERS CORP	MS	11/1/2019	FEDEF-1D	(2,137)	(35,017)	11,552
ANTEROGEN CO LTD	MS	11/1/2019	FEDEF-1D	(1,027)	(112,318)	28,887
SAMSUNG BIOLOGICS CO LTD	MS	11/1/2019	FEDEF-1D	(782)	(291,063)	30,671
HUAYI TENCENT	MS	5/30/2019	FEDEF-1D	(386,753)	(22,420)	3,204
SILLAJEN INC	MS	11/1/2019	FEDEF-1D	(964)	(80,332)	35,410
NO VA LAND INVES	MS	10/4/2018	FEDEF-1D	(4,360)	(11,101)	(509)
INTERSERVE PLC	MS	12/12/2018	FEDEF-1D	(66,658)	(72,252)	11,287
DAIRY CREST GROUP PLC	MS	12/12/2018	FEDEF-1D	(12,370)	(81,258)	254
SERCO GROUP PLC	MS	12/12/2018	FEDEF-1D	(75,157)	(106,589)	6,955
ASOS PLC	MS	12/12/2018	FEDEF-1D	(92)	(8,171)	848
TUBACEX	MS	12/12/2018	FEDEF-1D	(17,373)	(58,819)	(5,223)
OBR HUARTE LAIN	MS	12/12/2018	FEDEF-1D	(7,955)	(26,259)	(1,790)
PIERRE &VACANCES	MS	12/12/2018	FEDEF-1D	(1,748)	(67,584)	12,353
INSCOBEE CO LTD	MS	10/15/2018	FEDEF-1D	(54,563)	(514,690)	150,832
SMARK CO LTD	MS	10/15/2018	FEDEF-1D	(36,826)	(17,751)	6,935
NSN CO LTD	MS	10/15/2018	FEDEF-1D	(31,000)	(78,631)	22,729
WFM INC	MS	10/15/2018	FEDEF-1D	(10,991)	(51,803)	7,993
SANGSANGIN CO LTD	MS	10/15/2018	FEDEF-1D	(7,382)	(146,000)	(4,252)
HLB POWER CO LTD	MS	10/15/2018	FEDEF-1D	(14,603)	(18,780)	3,136
HYUNDAI MIPO DOCKYARD	MS	10/15/2018	FEDEF-1D	(298)	(27,087)	2,214
COOPER ENERGY LTD	MS	10/15/2018	FEDEF-1D	(188,086)	(39,229)	(27,066)
OMNITEL	MS	10/15/2018	FEDEF-1D	(5,064)	(14,170)	(2,331)
LOTTE CORP	MS	10/15/2018	FEDEF-1D	(144)	(6,789)	27
YD ONLINE CORP	MS	10/15/2018	FEDEF-1D	(32,061)	(68,214)	(3,625)
Y-OPTICS MANUFACTURE CO LTD	MS	10/15/2018	FEDEF-1D	(8,871)	(190,622)	19,566
VICTEK	MS	10/15/2018	FEDEF-1D	(10,381)	(26,550)	879
WINERGYS CO LTD	MS	10/15/2018	FEDEF-1D	(213)	(42,988)	42,930
SAMSUNG HEAVY	MS	10/15/2018	FEDEF-1D	(48,189)	(447,167)	168,834
HANWHA AEROSPACE CO LTD	MS	10/15/2018	FEDEF-1D	(4,919)	(132,397)	33,374
WELLBIOTEC CO LTD	MS	10/15/2018	FEDEF-1D	(2,810)	(24,307)	5,017
WENDEL INVESTISSEMENT	MS	12/12/2018	FEDEF-1D	(1,918)	(312,549)	32,655
RANDGOLD RESOURCES LTD	MS	12/12/2018	FEDEF-1D	(819)	(61,362)	471
STOBART GROUP LTD	MS	12/12/2018	FEDEF-1D	(6,288)	(20,766)	1,390
EMPYREAN ENERGY PLC	MS	12/12/2018	FEDEF-1D	(164,646)	(25,486)	8,700
SIRIUS MINERALS PLC	MS	12/12/2018	FEDEF-1D	(303,081)	(132,234)	(12,346)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2018 (unaudited)

Company Reference	Counterparty	Termination Date	Receive/(Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
SOOSUNG LIFT MFG CO LTD	MS	10/15/2018	FEDEF-1D	(6,565)	$(33,896)	$(213)
SORIBADA INC	MS	10/15/2018	FEDEF-1D	(4,000)	(7,339)	269
INNATE PHARMA	MS	12/12/2018	FEDEF-1D	(2,066)	(13,742)	1,934
CRUCIALTEC	MS	10/15/2018	FEDEF-1D	(28,591)	(105,520)	42,604
ID LOGISTICS GR	MS	12/12/2018	FEDEF-1D	(508)	(81,509)	(2,195)
DBV TECHNNOLOGIES	MS	12/12/2018	FEDEF-1D	(3,600)	(161,531)	33,459
DIGITAL OPTICS	MS	10/15/2018	FEDEF-1D	(22,109)	(28,299)	2,839
SKIN AND SKIN CO LTD	MS	10/15/2018	FEDEF-1D	(37,309)	(25,383)	3,934
COUNTRYWIDE PLC	MS	12/12/2018	FEDEF-1D	(111,572)	(124,103)	52,929
FOXTONS GROUP PLC	MS	12/12/2018	FEDEF-1D	(5,162)	(4,840)	853
NEWRIVER REIT PLC	MS	12/12/2018	FEDEF-1D	(2,778)	(11,716)	1,536
SK CHEMICALS CO LTD/NEW	MS	10/15/2018	FEDEF-1D	(531)	(48,710)	6,189
BNN TECHNOLOGY PLC	MS	12/12/2018	FEDEF-1D	(69,423)	(38,503)	270
TELCON RF PHARMACEUTICAL INC	MS	10/15/2018	FEDEF-1D	(2,678)	(21,281)	3,566
BIOLEADERS CORP	MS	10/15/2018	FEDEF-1D	(8,270)	(82,112)	(8,696)
MASON GROUP HOLDINGS LTD	MS	6/12/2019	FEDEF-1D	(1,840,000)	(43,472)	7,840
NEXT ENTERTAINMENT WORLD	MS	10/15/2018	FEDEF-1D	(4,392)	(35,134)	8,395
CAIRN HOMES PLC	MS	12/12/2018	FEDEF-1D	(43,048)	(92,474)	6,834
SRP GROUPE SA	MS	12/12/2018	FEDEF-1D	(10,073)	(79,409)	2,905
AEDAS HOMES SAU (SPA LISTING)	MS	12/12/2018	FEDEF-1D	(2,185)	(81,227)	3,750
SOLOCAL GROUP	MS	12/12/2018	FEDEF-1D	(65,363)	(94,523)	6,788
CLIO COSMETICS CO LTD	MS	10/15/2018	FEDEF-1D	(239)	(5,753)	1,240
MELROSE INDUSTRIES PLC	MS	12/12/2018	FEDEF-1D	(55,420)	(163,816)	6,923
METRO BANK PLC	MS	12/12/2018	FEDEF-1D	(4,447)	(213,417)	26,821
A10 NETWORKS INC	MS	8/13/2018	LIBOR-1M	(18,200)	(128,492)	5,460
ABRAXAS PETE	MS	8/13/2018	LIBOR-1M	50,900	151,173	(18,833)
ACCESS NATIONAL	MS	8/13/2018	LIBOR-1M	(4,100)	(116,561)	2,663
ACCO BRANDS CORP	MS	8/13/2018	LIBOR-1M	16,300	233,090	(24,450)
ACLARIS THERAPEU	MS	8/13/2018	LIBOR-1M	(2,000)	(41,460)	7,180
ADDUS HOMECARE CORP	MS	8/13/2018	LIBOR-1M	2,900	162,835	29,000
ADTRAN INC	MS	8/13/2018	LIBOR-1M	(8,000)	(122,800)	(7,920)
ADV ENRGY INDS	MS	8/13/2018	LIBOR-1M	2,600	153,738	5,486
AGILYSYS INC	MS	8/13/2018	LIBOR-1M	7,600	124,808	212
ALLIED MOTION TECHNOLOGIES INC	MS	8/13/2018	LIBOR-1M	1,600	78,912	(5,504)
ALPHA & OMEGA SEMICONDUCTOR	MS	8/13/2018	LIBOR-1M	(11,300)	(167,014)	16,046
AMARIN CORP PLC AC	MS	8/13/2018	LIBOR-1M	12,900	37,152	(4,257)
AMER SUPERCOND	MS	8/13/2018	LIBOR-1M	(14,400)	(76,608)	2,016
AMPCO PITTSBURGH	MS	8/13/2018	LIBOR-1M	(6,100)	(62,830)	(1,525)
AMPHASTAR PHARMACEUTICALS IN	MS	8/13/2018	LIBOR-1M	(4,400)	(74,404)	(2,376)
AMTECH	MS	8/13/2018	LIBOR-1M	(14,300)	(85,800)	4,862
AMYRIS INC	MS	8/13/2018	LIBOR-1M	(10,900)	(72,267)	(2,616)
ANDERSONS INC	MS	8/13/2018	LIBOR-1M	(2,900)	(103,820)	1,595
ANGIODYNAMICS	MS	8/13/2018	LIBOR-1M	4,300	81,485	9,417
ANIKA THERAPEUT	MS	8/13/2018	LIBOR-1M	(2,000)	(70,200)	(9,860)
ANWORTH MORTGAGE	MS	8/13/2018	LIBOR-1M	9,800	49,392	-
AQUAVENTURE HOLDINGS LTD	MS	8/13/2018	LIBOR-1M	(7,500)	(129,900)	5,850
ARBOR REALTY	MS	8/13/2018	LIBOR-1M	11,600	126,904	4,988
ARCBEST CORP	MS	8/13/2018	LIBOR-1M	3,100	137,175	7,130
ARCHROCK INC	MS	8/13/2018	LIBOR-1M	16,100	209,300	10,465
ARES COMMERCIAL REAL ESTATE	MS	8/13/2018	LIBOR-1M	7,300	103,076	-
ARGAN INC	MS	8/13/2018	LIBOR-1M	(3,900)	(160,875)	11,115
ARLINGTON ASSET INVT CORP	MS	8/13/2018	LIBOR-1M	(7,900)	(81,923)	(1,185)
ARMADA HFLR PR	MS	8/13/2018	LIBOR-1M	(11,000)	(170,060)	3,960
ASHFORD HOSPITALITY TRUST	MS	8/13/2018	LIBOR-1M	15,400	125,356	(3,696)
ASPEN GROUP INC	MS	8/13/2018	LIBOR-1M	(14,900)	(106,833)	3,427
ASSCATD CPTL GRP	MS	8/13/2018	LIBOR-1M	(1,000)	(40,100)	2,850
ASTRONICS	MS	8/13/2018	LIBOR-1M	(4,000)	(150,760)	(13,280)
ASURE SOFTWARE INC	MS	8/13/2018	LIBOR-1M	(9,900)	(160,776)	21,285
ATLAS FINANCIAL HOLDINGS INC	MS	8/13/2018	LIBOR-1M	(12,300)	(102,705)	(1,230)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2018 (unaudited)

Company Reference	Counterparty	Termination Date	Receive/(Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
ATN INTERNATIONAL, INC. COMMON STOCK	MS	8/13/2018	LIBOR-1M	(2,900)	$(164,836)	$(20,416)
AUDIOCODES LTD	MS	8/13/2018	LIBOR-1M	30,300	242,097	53,631
AVIANCA HLDGS SA	MS	8/13/2018	LIBOR-1M	9,700	61,595	2,236
AVID TECHNOLOGY	MS	8/13/2018	LIBOR-1M	(28,700)	(149,240)	(11,767)
AXT INC	MS	8/13/2018	LIBOR-1M	(15,100)	(107,965)	(6,040)
Banc of California Inc	MS	8/13/2018	LIBOR-1M	(8,300)	(165,585)	(415)
BANK OF MARIN BANCORP	MS	8/13/2018	LIBOR-1M	1,500	123,750	9,525
BANKWELL FINANCIAL GROUP INC	MS	8/13/2018	LIBOR-1M	(1,900)	(61,560)	(190)
BASSETT FURN	MS	8/13/2018	LIBOR-1M	(5,600)	(152,600)	12,600
BEAZER HOMES	MS	8/13/2018	LIBOR-1M	12,000	192,000	(38,280)
BEL FUSE CL B	MS	8/13/2018	LIBOR-1M	2,300	49,105	2,806
BENEFICIAL BANCORP INC	MS	8/13/2018	LIBOR-1M	(6,400)	(105,920)	1,536
BENEFITFOCUS INC	MS	8/13/2018	LIBOR-1M	(5,900)	(206,205)	28,615
BERKSHIRE HILL	MS	8/13/2018	LIBOR-1M	5,800	238,960	(3,480)
BIG 5 SPORTING	MS	8/13/2018	LIBOR-1M	(8,500)	(59,925)	5,100
BJ RESTAURANTS INC	MS	8/13/2018	LIBOR-1M	3,400	204,510	10,540
BLRK RSD GR REIT	MS	8/13/2018	LIBOR-1M	(9,400)	(84,318)	(1,880)
BLUCORA INC	MS	8/13/2018	LIBOR-1M	3,800	149,340	(17,290)
BLUE CPL REINSUR	MS	8/13/2018	LIBOR-1M	(11,300)	(129,385)	3,390
Blue Hills Bancorp, Inc. Common Stock	MS	8/13/2018	LIBOR-1M	4,500	100,800	(2,250)
BOJANGLES INC	MS	8/13/2018	LIBOR-1M	(5,900)	(88,795)	11,210
BOSTON OMAHA CORP	MS	8/13/2018	LIBOR-1M	(2,400)	(52,848)	4,944
BOSTON PRIVATE FINANCIAL	MS	8/13/2018	LIBOR-1M	7,700	127,050	(16,170)
BRAEMAR HOTELS & RESORTS INC	MS	8/13/2018	LIBOR-1M	20,800	244,400	(6,656)
BRIGGS STRAT	MS	8/13/2018	LIBOR-1M	(6,900)	(115,158)	(6,903)
BRISTOW GROUP INC	MS	8/13/2018	LIBOR-1M	(6,500)	(95,030)	4,160
BROOKLINE BANCP	MS	8/13/2018	LIBOR-1M	6,700	123,950	(2,010)
BRYN MAWR TR	MS	8/13/2018	LIBOR-1M	2,500	119,357	3,218
BUILD A BEAR WRK	MS	8/13/2018	LIBOR-1M	(6,900)	(53,130)	(2,760)
BYLINE BANCORP INC	MS	8/13/2018	LIBOR-1M	(6,700)	(153,229)	2,211
CAESARSTONE LTD	MS	8/13/2018	LIBOR-1M	(8,800)	(139,040)	440
CAMBIUM LEARNING	MS	8/13/2018	LIBOR-1M	(6,100)	(69,723)	(2,623)
CAP SENR LIVING	MS	8/13/2018	LIBOR-1M	(5,200)	(58,188)	6,240
CARBONITE INC	MS	8/13/2018	LIBOR-1M	(2,400)	(88,440)	6,120
CARE COM INC	MS	8/13/2018	LIBOR-1M	8,100	171,639	(25,677)
CATCHMARK TIMBER	MS	8/13/2018	LIBOR-1M	12,100	155,243	(4,961)
CBIZ INC	MS	8/13/2018	LIBOR-1M	9,600	220,800	(9,600)
CBL & ASSOC	MS	8/13/2018	LIBOR-1M	(31,900)	(181,830)	7,975
CECO ENV CORP	MS	8/13/2018	LIBOR-1M	(10,900)	(70,632)	(4,251)
CENTRL GAR & PET	MS	8/13/2018	LIBOR-1M	4,300	174,365	(1,849)
CENTURY BNCP A	MS	8/13/2018	LIBOR-1M	2,200	169,400	1,034
CENTURY CASINO	MS	8/13/2018	LIBOR-1M	12,900	110,811	(5,676)
CENTURY COMMUNITIES INC	MS	8/13/2018	LIBOR-1M	2,700	85,725	(3,375)
CEVA INC	MS	8/13/2018	LIBOR-1M	(4,800)	(152,640)	8,160
CHANNELADVISOR CORP	MS	8/13/2018	LIBOR-1M	5,600	82,880	(5,040)
CHINA DST ED HLD	MS	8/13/2018	LIBOR-1M	(5,500)	(39,600)	(1,430)
CHINA YUCHAI	MS	8/13/2018	LIBOR-1M	2,400	50,544	(2,640)
CHIPMOS TECHNOLOGIES INC - ADR	MS	8/13/2018	LIBOR-1M	(8,484)	(123,442)	85
CHUYS HOLDINGS INC	MS	8/13/2018	LIBOR-1M	(5,700)	(178,695)	(1,710)
CINCINNATI BELL INC	MS	8/13/2018	LIBOR-1M	(7,800)	(124,800)	20,670
CIRCOR INTL WI	MS	8/13/2018	LIBOR-1M	(2,300)	(91,770)	(10,235)
CITI TRENDS INC	MS	8/13/2018	LIBOR-1M	5,700	158,802	3,135
CITIZENS & NORTH	MS	8/13/2018	LIBOR-1M	(5,300)	(143,763)	(1,193)
CIVISTA BANCSHARES INC	MS	8/13/2018	LIBOR-1M	(3,400)	(84,898)	510
CLEARFIELD INC	MS	8/13/2018	LIBOR-1M	(6,400)	(70,400)	(12,480)
COHU INC	MS	8/13/2018	LIBOR-1M	5,400	133,974	1,998
COLLECTORS UNIV	MS	8/13/2018	LIBOR-1M	(7,600)	(107,540)	4,940
COLUMBUS MCKIN	MS	8/13/2018	LIBOR-1M	2,400	100,992	(2,208)
COMMERCIAL VHCLE	MS	8/13/2018	LIBOR-1M	16,700	121,743	(4,676)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2018 (unaudited)

Company Reference	Counterparty	Termination Date	Receive/(Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
COMMUNITY BANKERS TRUST	MS	8/13/2018	LIBOR-1M	(8,300)	$(81,340)	$2,490
CONNECTONE BANC	MS	8/13/2018	LIBOR-1M	(6,300)	(158,760)	2,048
CONNS INC	MS	8/13/2018	LIBOR-1M	4,100	144,398	(5,408)
CONSOLIDATED COMM ILLINOIS A	MS	8/13/2018	LIBOR-1M	(8,400)	(113,400)	3,130
CONTROL4 CORP	MS	8/13/2018	LIBOR-1M	3,300	82,698	1,221
CORE MARK HLDG	MS	8/13/2018	LIBOR-1M	(4,000)	(95,960)	(760)
CORE MOLDING TECH	MS	8/13/2018	LIBOR-1M	6,600	91,080	(2,310)
CORIUM INTERNATIONAL INC	MS	8/13/2018	LIBOR-1M	(5,400)	(41,580)	1,566
COSAN LTD - CL A	MS	8/13/2018	LIBOR-1M	13,900	109,810	2,502
COSTAMARE INC	MS	8/13/2018	LIBOR-1M	(12,500)	(100,625)	12,625
COVENANT TRANSPORTATION GRP	MS	8/13/2018	LIBOR-1M	4,500	137,610	(7,200)
CRA INTL INC	MS	8/13/2018	LIBOR-1M	4,000	218,000	(1,520)
CTS CORP	MS	8/13/2018	LIBOR-1M	1,600	55,784	57
CYBEROPTICS CP	MS	8/13/2018	LIBOR-1M	(11,600)	(223,880)	6,380
DASEKE INC	MS	8/13/2018	LIBOR-1M	(15,600)	(154,596)	19,032
DEAN FOODS CO	MS	8/13/2018	LIBOR-1M	11,300	122,944	(11,978)
DEPOMED INC	MS	8/13/2018	LIBOR-1M	9,200	76,646	4,866
DERMIRA INC	MS	8/13/2018	LIBOR-1M	(3,900)	(42,861)	4,875
DIEBOLD NIXDORF INC	MS	8/13/2018	LIBOR-1M	(5,300)	(56,675)	(3,480)
DIME COMMUNITY BANCSHARES	MS	8/13/2018	LIBOR-1M	4,200	84,840	(12,600)
DMC GLOBAL INC	MS	8/13/2018	LIBOR-1M	1,300	58,825	(5,460)
DONEGAL GROUP A	MS	8/13/2018	LIBOR-1M	(9,400)	(136,112)	(2,562)
DONNELLEY FINANCIAL SOLU	MS	8/13/2018	LIBOR-1M	(9,800)	(180,026)	(23,814)
DXP ENTERPRISES	MS	8/13/2018	LIBOR-1M	2,600	107,588	(104)
DYNEX CAPITAL	MS	8/13/2018	LIBOR-1M	19,900	127,758	4,577
EAGLE BULK SHIPPING INC	MS	8/13/2018	LIBOR-1M	(24,000)	(130,320)	(7,680)
ECHO GLOBAL LOGISTICS INC	MS	8/13/2018	LIBOR-1M	(4,100)	(120,745)	(28,420)
EGAIN CORP	MS	8/13/2018	LIBOR-1M	13,400	192,290	(18,090)
ELEVATE CREDIT INC	MS	8/13/2018	LIBOR-1M	(10,400)	(113,568)	26,245
EMCORE CORP	MS	8/13/2018	LIBOR-1M	(15,300)	(81,090)	3,825
ENDOLOGIX INC	MS	8/13/2018	LIBOR-1M	(23,100)	(128,898)	11,319
Entegra Financial Corp. Common Stock	MS	8/13/2018	LIBOR-1M	2,200	66,552	(2,422)
ENTERCOM COMMUNICATIONS CORP	MS	8/13/2018	LIBOR-1M	(11,600)	(93,960)	6,380
ENTERPRISE FINANCIAL SERVICES CORP	MS	8/13/2018	LIBOR-1M	3,900	215,865	3,510
ENZO BIOCHEM INC	MS	8/13/2018	LIBOR-1M	10,500	53,130	(6,720)
EQUITY BANCSHARES INC - CL A	MS	8/13/2018	LIBOR-1M	(1,600)	(68,992)	4,192
ESTRLY GOVT PRTS	MS	8/13/2018	LIBOR-1M	(2,000)	(39,960)	2,060
ETHAN ALLEN	MS	8/13/2018	LIBOR-1M	(5,900)	(147,500)	14,750
EXTREME NETWORKS	MS	8/13/2018	LIBOR-1M	11,100	94,905	(555)
EZCORP INC A	MS	8/13/2018	LIBOR-1M	9,100	114,205	(10,010)
FARMER BROS CO	MS	8/13/2018	LIBOR-1M	(6,800)	(205,700)	9,520
FARMERS CAP BK	MS	8/13/2018	LIBOR-1M	(1,300)	(69,095)	(4,095)
FARMERS NAT BNCP	MS	8/13/2018	LIBOR-1M	9,100	150,150	(4,778)
FED AGRIC MTG CORP - CL C	MS	8/13/2018	LIBOR-1M	2,100	198,345	(336)
FEDERAL SIGNAL	MS	8/13/2018	LIBOR-1M	3,300	77,088	1,287
FEDNAT HOLDING CO	MS	8/13/2018	LIBOR-1M	7,152	160,133	7,080
FIDELITY SOUTHERN CORP	MS	8/13/2018	LIBOR-1M	(3,500)	(91,945)	8,190
FIESTA RSTRN GRP	MS	8/13/2018	LIBOR-1M	5,500	159,225	550
FIRST DEFIANCE	MS	8/13/2018	LIBOR-1M	5,800	191,400	(4,872)
FIRST FNL NW INC	MS	8/13/2018	LIBOR-1M	8,200	169,740	(24,928)
FIRST INTERNET BANCORP	MS	8/13/2018	LIBOR-1M	3,100	105,555	(6,975)
FIRST L I CORP	MS	8/13/2018	LIBOR-1M	3,200	80,960	(11,200)
FIRST REP BANCP	MS	8/13/2018	LIBOR-1M	(26,600)	(210,140)	-
FLEXION THERAPEUTICS INC	MS	8/13/2018	LIBOR-1M	(2,500)	(67,000)	7,350
FORMFACTOR INC	MS	8/13/2018	LIBOR-1M	(8,100)	(114,210)	9,315
FORRESTER RES	MS	8/13/2018	LIBOR-1M	(2,700)	(113,977)	(10,898)
FOUR SEASONS EDUCATION CAYMA	MS	8/13/2018	LIBOR-1M	(12,700)	(60,706)	(1,524)
FRP HOLDINGS INC	MS	8/13/2018	LIBOR-1M	(1,200)	(77,947)	(53)
FRST CNT BNCP	MS	8/13/2018	LIBOR-1M	1,600	49,369	392

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2018 (unaudited)

Company Reference	Counterparty	Termination Date	Receive/(Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
FS BANCORP	MS	8/13/2018	LIBOR-1M	1,800	$116,100	$(5,634)
FST BUSEY CORP	MS	8/13/2018	LIBOR-1M	6,066	199,147	(6,733)
FST MERCHANTS	MS	8/13/2018	LIBOR-1M	4,900	232,897	(1,617)
FutureFuel Corp Common shares	MS	8/13/2018	LIBOR-1M	11,000	151,030	330
GAIA INC	MS	8/13/2018	LIBOR-1M	(5,900)	(118,295)	10,915
GAMCO INVESTORS INC	MS	8/13/2018	LIBOR-1M	(4,200)	(115,332)	12,474
GENCO SHIPPING & TRADING	MS	8/13/2018	LIBOR-1M	3,100	47,074	(1,039)
GENMARK DIAGNOSTICS INC	MS	8/13/2018	LIBOR-1M	(11,600)	(81,200)	3,712
GLADSTONE LAND CORP	MS	8/13/2018	LIBOR-1M	(9,200)	(113,988)	4,692
GLU MOBILE INC	MS	8/13/2018	LIBOR-1M	9,500	59,375	(8,740)
GOLDEN ENTERTAINMENT INC	MS	8/13/2018	LIBOR-1M	(6,400)	(180,928)	(18,304)
GRAHAM CORP	MS	8/13/2018	LIBOR-1M	2,800	72,128	2,436
GRAY TELEVISION INC	MS	8/13/2018	LIBOR-1M	10,600	174,370	(10,600)
GREEN BANCORP INC	MS	8/13/2018	LIBOR-1M	(2,600)	(57,590)	(5,590)
GREEN PLAINS INC	MS	8/13/2018	LIBOR-1M	(5,800)	(100,050)	3,770
GREENHILL	MS	8/13/2018	LIBOR-1M	(2,100)	(63,630)	(5,040)
GREENLIGHT CAPITAL RE LTD	MS	8/13/2018	LIBOR-1M	(5,300)	(74,995)	(2,385)
GSI TECHNOLOGY INC	MS	8/13/2018	LIBOR-1M	(13,600)	(101,456)	8,296
HABIT RESTAURANTS INC/THE	MS	8/13/2018	LIBOR-1M	(12,400)	(130,200)	(27,280)
HALCON RES CORP	MS	8/13/2018	LIBOR-1M	(18,900)	(78,813)	4,914
HAMILTON BEACH BRAND-A	MS	8/13/2018	LIBOR-1M	(4,600)	(139,196)	22,356
HANMI FINANCIAL	MS	8/13/2018	LIBOR-1M	1,700	48,620	(6,035)
HARBORONE BANCORP INC	MS	8/13/2018	LIBOR-1M	(11,300)	(217,186)	9,831
HARMONIC	MS	8/13/2018	LIBOR-1M	(9,200)	(40,020)	(2,300)
HARMONY GOLD	MS	8/13/2018	LIBOR-1M	30,000	49,800	1,200
HARVARD BIOSCI	MS	8/13/2018	LIBOR-1M	12,800	66,560	6,400
HAYNES INTL	MS	8/13/2018	LIBOR-1M	(1,900)	(73,302)	(7,372)
HEIDRICK STRUGG	MS	8/13/2018	LIBOR-1M	4,800	169,920	26,400
HEMISPHERE MEDIA GROUP INC	MS	8/13/2018	LIBOR-1M	(7,300)	(94,900)	7,300
HERITAGE COMRCE	MS	8/13/2018	LIBOR-1M	6,000	101,580	(10,200)
HERITAGE-CRYSTAL CLEAN INC	MS	8/13/2018	LIBOR-1M	(5,900)	(112,326)	(29,864)
HIBBETT SPORTS INC	MS	8/13/2018	LIBOR-1M	6,200	143,530	(1,240)
HNN ARMSTRNG STN	MS	8/13/2018	LIBOR-1M	(7,300)	(143,080)	73
HORIZON BANCORP INC/IN	MS	8/13/2018	LIBOR-1M	7,800	161,694	2,184
HORIZON GBL CORP	MS	8/13/2018	LIBOR-1M	(24,700)	(173,394)	1,729
HOWARD BANCORP	MS	8/13/2018	LIBOR-1M	(9,600)	(172,800)	18,240
HUDSON TECH	MS	8/13/2018	LIBOR-1M	(28,800)	(68,256)	15,840
HURCO COS	MS	8/13/2018	LIBOR-1M	2,300	103,155	(1,265)
HURON CONSULTING	MS	8/13/2018	LIBOR-1M	(3,000)	(131,700)	750
HUTTIG BUILDING PROD	MS	8/13/2018	LIBOR-1M	(23,000)	(110,630)	4,830
INDEPENDENCE REALTY TRUST IN	MS	8/13/2018	LIBOR-1M	(20,100)	(206,628)	2,613
INDEPENDENT BANK GROUP INC	MS	8/13/2018	LIBOR-1M	2,900	199,520	(4,930)
INFINERA CORP	MS	8/13/2018	LIBOR-1M	(10,500)	(106,785)	19,425
INFORMATION SERVICES GROUP	MS	8/13/2018	LIBOR-1M	18,600	77,190	(930)
INGLES CL A	MS	8/13/2018	LIBOR-1M	3,000	90,600	(1,350)
INSTEEL INDUSTRIES INC	MS	8/13/2018	LIBOR-1M	(1,900)	(62,966)	(25,002)
INTERNAP CORP	MS	8/13/2018	LIBOR-1M	(5,600)	(65,744)	10,416
INTERNATIONAL SEAWAYS INC	MS	8/13/2018	LIBOR-1M	(8,300)	(198,868)	18,177
INTERSECT ENT INC	MS	8/13/2018	LIBOR-1M	4,000	143,200	(13,800)
INTREPID POTASH INC	MS	8/13/2018	LIBOR-1M	33,400	133,266	9,352
INVACARE INC	MS	8/13/2018	LIBOR-1M	(7,000)	(127,750)	2,800
ISHR RUSS MCROCP	MS	8/13/2018	LIBOR-1M	(1,113)	(120,972)	3,701
ITERIS INC	MS	8/13/2018	LIBOR-1M	(15,800)	(83,582)	6,004
J. ALEXANDER S	MS	8/13/2018	LIBOR-1M	10,500	120,750	(8,400)
JAMES RIVER GROUP HOLDINGS LIMITED	MS	8/13/2018	LIBOR-1M	(2,600)	(104,000)	(3,614)
JOHNSON OUTDOORS INC	MS	8/13/2018	LIBOR-1M	2,000	172,660	(10,520)
JOUNCE THERAPEUTICS INC	MS	8/13/2018	LIBOR-1M	(4,800)	(38,081)	4,193
K12 INC	MS	8/13/2018	LIBOR-1M	4,200	75,390	(6,678)
K2M GROUP HOLDINGS INC	MS	8/13/2018	LIBOR-1M	(7,700)	(172,095)	15,246

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2018 (unaudited)

Company Reference	Counterparty	Termination Date	Receive/(Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
KADANT	MS	8/13/2018	LIBOR-1M	1,200	$114,240	$1,944
KEARNY FINANCIAL	MS	8/13/2018	LIBOR-1M	(9,919)	(137,874)	(4,464)
KELLY SVCS A	MS	8/13/2018	LIBOR-1M	4,700	107,348	6,815
KEYWARE HOLDING CORP	MS	8/13/2018	LIBOR-1M	(5,300)	(47,835)	824
KIMBALL ELECTRONICS INC	MS	8/13/2018	LIBOR-1M	9,800	193,060	6,370
KINSALE CAPITAL GROUP INC	MS	8/13/2018	LIBOR-1M	(2,600)	(142,896)	(11,089)
KOPIN CORP	MS	8/13/2018	LIBOR-1M	(24,000)	(72,240)	(1,200)
KOPPERS HOLDINGS INC	MS	8/13/2018	LIBOR-1M	4,800	184,800	(4,560)
KORNIT DIGITAL LTD	MS	8/13/2018	LIBOR-1M	(8,900)	(159,755)	(2,225)
KRATON CORP	MS	8/13/2018	LIBOR-1M	1,900	89,851	1,520
L.B. FOSTER	MS	8/13/2018	LIBOR-1M	8,700	194,445	19,140
LA JOLLA PHARMACEUTICAL COMPANY NEW COMM	MS	8/13/2018	LIBOR-1M	(1,300)	(38,623)	(4,368)
LANTHEUS HOLDINGS INC	MS	8/13/2018	LIBOR-1M	5,000	75,500	(3,250)
LEMAITRE VASCULAR INC	MS	8/13/2018	LIBOR-1M	(2,900)	(105,212)	812
LIBBEY INC	MS	8/13/2018	LIBOR-1M	(6,400)	(50,944)	(10,368)
LIMELIGHT NETWORKS INC	MS	8/13/2018	LIBOR-1M	18,100	84,346	(3,620)
LIVE OAK BANCSHA	MS	8/13/2018	LIBOR-1M	(1,508)	(47,125)	4,222
LIVEPERSON INC	MS	8/13/2018	LIBOR-1M	4,100	88,150	12,346
LSC COMMUNICATIONS INC	MS	8/13/2018	LIBOR-1M	(4,800)	(67,440)	(4,656)
M T S SYSTEMS	MS	8/13/2018	LIBOR-1M	(3,100)	(168,795)	(233)
M/I HOMES INC	MS	8/13/2018	LIBOR-1M	6,200	168,392	(8,060)
MAG SILVER CORP	MS	8/13/2018	LIBOR-1M	(11,800)	(124,608)	14,514
MAIDEN HLDGS LTD	MS	8/13/2018	LIBOR-1M	(19,400)	(155,200)	(13,580)
Malvern Bancorp, Inc. Common Stock	MS	8/13/2018	LIBOR-1M	2,500	60,625	1,250
MATRIX SERVICE	MS	8/13/2018	LIBOR-1M	3,200	64,960	(1,120)
MAUI LAND	MS	8/13/2018	LIBOR-1M	(11,000)	(140,250)	-
MAXLINEAR INC	MS	8/13/2018	LIBOR-1M	(6,200)	(105,256)	(2,066)
MBT FINL CORP	MS	8/13/2018	LIBOR-1M	(5,900)	(67,555)	295
MCDERMOTT INTL	MS	8/13/2018	LIBOR-1M	4,433	80,858	(1,020)
MEDEQUITIES REALTY TRUST INC	MS	8/13/2018	LIBOR-1M	(5,700)	(67,203)	3,363
MERCANTILE BK CP	MS	8/13/2018	LIBOR-1M	2,300	85,928	(4,232)
MERCER INTL	MS	8/13/2018	LIBOR-1M	9,500	160,075	10,450
MERCHANTS BANCORP/IN	MS	8/13/2018	LIBOR-1M	5,900	163,253	(18,644)
MERIDIAN BANCORP INC	MS	8/13/2018	LIBOR-1M	6,300	121,590	(6,300)
META FINANCIAL GROUP INC	MS	8/13/2018	LIBOR-1M	(1,800)	(172,610)	11,600
MIDDLESEX WATR	MS	8/13/2018	LIBOR-1M	(2,200)	(98,138)	700
MIDLAND STATES BANCORP INC	MS	8/13/2018	LIBOR-1M	(4,400)	(155,452)	7,260
MIDSOUTH	MS	8/13/2018	LIBOR-1M	(12,600)	(175,140)	(3,150)
MIDSTATES PETROLEUM CO INC	MS	8/13/2018	LIBOR-1M	(5,700)	(82,422)	7,695
MOBILE IRON INC	MS	8/13/2018	LIBOR-1M	22,700	107,258	(568)
MODINE MANUFACTURING	MS	8/13/2018	LIBOR-1M	3,800	67,260	(950)
MONARCH CASINO	MS	8/13/2018	LIBOR-1M	1,900	88,654	1,919
MONEYGRAM INTL	MS	8/13/2018	LIBOR-1M	(11,700)	(77,571)	1,053
MOTORCA PARTS OF AMERICA, INC	MS	8/13/2018	LIBOR-1M	(8,900)	(186,811)	(5,429)
MOVADO GROUP	MS	8/13/2018	LIBOR-1M	2,300	109,020	5,520
MULTI-COLOR CP	MS	8/13/2018	LIBOR-1M	(1,600)	(106,762)	602
MYR Group Inc. Common Stock	MS	8/13/2018	LIBOR-1M	3,300	124,058	(2,321)
NATIONAL CINEMEDIA INC	MS	8/13/2018	LIBOR-1M	(16,000)	(135,200)	3,040
NATURAL GAS SRV	MS	8/13/2018	LIBOR-1M	(2,600)	(61,620)	4,160
NATURAL GROCERS BY VITAMIN COTTAGE INC	MS	8/13/2018	LIBOR-1M	5,300	79,284	(8,953)
NATUS MEDICAL	MS	8/13/2018	LIBOR-1M	(3,400)	(119,850)	(4,250)
NCS MULTISTAGE HOLDINGS INC	MS	8/13/2018	LIBOR-1M	(9,600)	(145,536)	(6,720)
NEW HOME COMPNY	MS	8/13/2018	LIBOR-1M	(19,100)	(197,876)	21,774
NEW YORK AND CO	MS	8/13/2018	LIBOR-1M	9,800	48,090	(70)
NEXEO SOLUTIONS, INC. COMMON STOCK BUSIN	MS	8/13/2018	LIBOR-1M	7,700	71,687	(1,771)
NEXPOINT RESIDENTIAL	MS	8/13/2018	LIBOR-1M	5,700	160,797	9,861
NIC INC	MS	8/13/2018	LIBOR-1M	(2,500)	(41,000)	-
NORTH AMERICAN ENERGY PARTNERS INC	MS	8/13/2018	LIBOR-1M	12,100	69,541	9,714
NORTHERN OIL AND GAS	MS	8/13/2018	LIBOR-1M	18,300	62,403	5,673

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2018 (unaudited)

Company Reference	Counterparty	Termination Date	Receive/(Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
NORTHWEST PIPE	MS	8/13/2018	LIBOR-1M	(5,500)	$(113,905)	$6,325
NOVA MEASURING	MS	8/13/2018	LIBOR-1M	3,900	106,119	3,042
NOVANTA INC	MS	8/13/2018	LIBOR-1M	2,000	131,200	(6,500)
NOVELION THERAPEUTICS INC	MS	8/13/2018	LIBOR-1M	(11,900)	(45,101)	1,428
NUTRISYSTEM INC	MS	8/13/2018	LIBOR-1M	(4,600)	(178,940)	(5,060)
OCEAN FINCL CP	MS	8/13/2018	LIBOR-1M	(4,400)	(133,408)	5,060
OFG BANCORP	MS	8/13/2018	LIBOR-1M	5,800	94,018	2,552
OH VALLEY BANC	MS	8/13/2018	LIBOR-1M	(1,800)	(94,500)	6,102
OLD POINT FINL	MS	8/13/2018	LIBOR-1M	(3,600)	(106,956)	2,592
OLD SECOND BNCP	MS	8/13/2018	LIBOR-1M	10,400	152,880	8,424
OMNOVA SOLUTIONS	MS	8/13/2018	LIBOR-1M	12,000	123,000	(10,800)
OPUS BANK	MS	8/13/2018	LIBOR-1M	(7,200)	(217,440)	13,680
ORBCOMM CORP	MS	8/13/2018	LIBOR-1M	(18,800)	(200,972)	21,244
ORION GROUP HOLDINGS INC	MS	8/13/2018	LIBOR-1M	7,300	67,270	(329)
ORITANI FINANCIAL CORP	MS	8/13/2018	LIBOR-1M	4,500	73,575	(1,575)
OXFORD IMMUNOTEC	MS	8/13/2018	LIBOR-1M	(5,500)	(74,525)	2,420
PAC MERCANTL BK	MS	8/13/2018	LIBOR-1M	(7,800)	(77,220)	890
PACIFIC BIOSCIENCES OF CALIFORNIA	MS	8/13/2018	LIBOR-1M	(15,500)	(56,885)	(2,015)
PACIFIC ETHANOL	MS	8/13/2018	LIBOR-1M	17,600	44,000	7,480
PARATEK PHARMACEUTICALS INC	MS	8/13/2018	LIBOR-1M	(3,300)	(33,660)	330
PARK CITY GROUP INC	MS	8/13/2018	LIBOR-1M	(13,600)	(105,400)	(6,800)
PATRICK INDS	MS	8/13/2018	LIBOR-1M	3,600	207,540	12,960
PC CONNECTION	MS	8/13/2018	LIBOR-1M	4,900	163,366	2,499
PDF SOLUTIONS	MS	8/13/2018	LIBOR-1M	(13,800)	(168,222)	23,322
PDL BIOPHARMA	MS	8/13/2018	LIBOR-1M	26,100	66,294	(783)
PEAPACK GLADSTON	MS	8/13/2018	LIBOR-1M	5,200	179,608	(8,632)
PENNSYLVANIA INV	MS	8/13/2018	LIBOR-1M	(9,800)	(111,426)	7,350
PENNYMAC FINANCIAL SERVICE	MS	8/13/2018	LIBOR-1M	5,800	115,130	(4,060)
PERCEPTRON INC	MS	8/13/2018	LIBOR-1M	12,000	135,240	(13,320)
PERFICIENT INC	MS	8/13/2018	LIBOR-1M	5,100	135,762	(1,530)
PERRY ELLIS	MS	8/13/2018	LIBOR-1M	5,400	154,710	(3,294)
PFSWEB INC	MS	8/13/2018	LIBOR-1M	11,000	106,803	(983)
PGT INC	MS	8/13/2018	LIBOR-1M	4,800	102,720	12,480
PICO HOLDING	MS	8/13/2018	LIBOR-1M	(7,100)	(88,040)	2,130
PIONEER ENERGY SERVICES CORPORATION	MS	8/13/2018	LIBOR-1M	21,000	118,650	(49,350)
POINTS INTL LTD	MS	8/13/2018	LIBOR-1M	7,000	122,570	(20,790)
PRGX GLOBAL INC	MS	8/13/2018	LIBOR-1M	16,900	163,085	(10,140)
PROFIRE ENERGY INC	MS	8/13/2018	LIBOR-1M	42,100	157,875	(11,367)
PROTHENA CORPORATION PLC	MS	8/13/2018	LIBOR-1M	(2,600)	(38,697)	61
PROVIDENCE SVC	MS	8/13/2018	LIBOR-1M	1,900	143,887	(10,735)
PROVIDENT FINL	MS	8/13/2018	LIBOR-1M	(4,500)	(83,925)	450
PRUDENTIAL BANCORP INC	MS	8/13/2018	LIBOR-1M	(3,200)	(62,624)	1,984
QUANEX BUILDING PRODUCTS CORP	MS	8/13/2018	LIBOR-1M	(4,300)	(75,227)	(883)
QUANTENNA COMMUNICATIONS INC	MS	8/13/2018	LIBOR-1M	(9,500)	(160,835)	15,572
QUINSTREET INC	MS	8/13/2018	LIBOR-1M	4,200	59,724	(8,742)
QUOTIENT LTD	MS	8/13/2018	LIBOR-1M	(5,400)	(44,226)	3,456
R1 RCM INC	MS	8/13/2018	LIBOR-1M	11,000	93,060	(4,840)
RADNET INC	MS	8/13/2018	LIBOR-1M	7,700	114,345	(11,165)
RANGER ENRGY SER	MS	8/13/2018	LIBOR-1M	(10,000)	(106,000)	9,500
RAVEN INDS	MS	8/13/2018	LIBOR-1M	6,200	244,590	(4,030)
RAYONR ADV MTRL	MS	8/13/2018	LIBOR-1M	3,400	59,806	1,530
RBB Bancorp Common Stock	MS	8/13/2018	LIBOR-1M	3,100	99,913	(6,107)
RCI HOSPITALITY HOLDINGS INC	MS	8/13/2018	LIBOR-1M	6,799	215,324	5,167
RCM TECH INC	MS	8/13/2018	LIBOR-1M	8,500	40,205	1,105
READING INTL INC	MS	8/13/2018	LIBOR-1M	(6,400)	(102,400)	1,280
REIS INC	MS	8/13/2018	LIBOR-1M	(4,400)	(100,980)	7,040
RENEWABLE ENERGY GROUP INC	MS	8/13/2018	LIBOR-1M	5,400	93,420	(1,350)
RESOLUTE FOREST PRODUCTS	MS	8/13/2018	LIBOR-1M	15,500	157,325	-
REV GROUP INC	MS	8/13/2018	LIBOR-1M	(5,100)	(85,000)	(2,742)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2018 (unaudited)

Company Reference	Counterparty	Termination Date	Receive/(Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
RING ENERGY INC	MS	8/13/2018	LIBOR-1M	(5,400)	$(68,500)	$1,756
RIVERVIEW	MS	8/13/2018	LIBOR-1M	9,700	83,808	4,462
ROCKY SHOES	MS	8/13/2018	LIBOR-1M	8,600	260,580	(38,270)
RTI SURGICAL INC	MS	8/13/2018	LIBOR-1M	27,100	127,370	(2,710)
RUDOLPH TECHNOLOGIES INC	MS	8/13/2018	LIBOR-1M	6,300	185,220	(5,040)
RUSSELL 2000 INDEX ISHARES	MS	8/13/2018	LIBOR-1M	(5,464)	(920,903)	14,589
RUTH’S HOSPITALITY GROUP INC	MS	8/13/2018	LIBOR-1M	7,700	216,755	6,160
SAFE BULKERS INC	MS	8/13/2018	LIBOR-1M	16,800	58,733	(2,957)
SAFEGUARD SCIEN	MS	8/13/2018	LIBOR-1M	(10,100)	(130,290)	15,150
SANDRIDGE ENERGY INC	MS	8/13/2018	LIBOR-1M	(4,600)	(82,754)	7,682
SCANSOUCE	MS	8/13/2018	LIBOR-1M	2,000	81,600	900
SCHNITZER STEEL	MS	8/13/2018	LIBOR-1M	3,700	134,310	(12,395)
SEACHANGE INTL	MS	8/13/2018	LIBOR-1M	26,400	84,480	(3,696)
SELECTA BIOSCIENCES INC	MS	8/13/2018	LIBOR-1M	(4,700)	(63,873)	6,956
SIERRA BANCORP	MS	8/13/2018	LIBOR-1M	6,000	172,500	4,740
SILICON LTD	MS	8/13/2018	LIBOR-1M	(1,000)	(39,140)	(360)
SIMULATNS PLUS	MS	8/13/2018	LIBOR-1M	4,100	77,736	(4,961)
SMART & FINAL	MS	8/13/2018	LIBOR-1M	(11,700)	(65,520)	(3,510)
SMART GLOBAL HOLDINGS INC	MS	8/13/2018	LIBOR-1M	1,200	36,864	(228)
SODASTREAM INTERNATIONAL LTD	MS	8/13/2018	LIBOR-1M	1,000	89,440	(2,140)
SOLAREDGE TECHNOLOGIES INC	MS	8/13/2018	LIBOR-1M	1,200	62,280	1,620
SONIC AUTOMOTIVE	MS	8/13/2018	LIBOR-1M	(4,700)	(86,773)	(8,872)
SOUTERN NAT BANC	MS	8/13/2018	LIBOR-1M	(4,600)	(80,868)	184
SPARK NETWORKS SE-ADR	MS	8/13/2018	LIBOR-1M	(520)	(5,476)	(686)
SPARK NETWORKS SE-ADR	MS	8/13/2018	LIBOR-1M	(520)	(5,476)	(686)
SPARTAN MOTRS	MS	8/13/2018	LIBOR-1M	4,600	69,690	(1,840)
SPECTRUM PHARMACEUTICALS INC	MS	8/13/2018	LIBOR-1M	4,300	98,599	(7,052)
SPERO THERAPEUTICS INC	MS	8/13/2018	LIBOR-1M	(2,200)	(30,485)	5,141
SPORTSMANS WAREHOUSE HOLDIN	MS	8/13/2018	LIBOR-1M	(21,600)	(112,752)	2,808
STAR BULK CARRIERS CORP	MS	8/13/2018	LIBOR-1M	5,900	76,844	2,157
STARTEK INC	MS	8/13/2018	LIBOR-1M	(19,100)	(126,514)	(20,174)
STD MOTOR PRODS	MS	8/13/2018	LIBOR-1M	(3,300)	(160,126)	(716)
STEALTHGAS	MS	8/13/2018	LIBOR-1M	11,700	44,343	(351)
STOCK YARDS BANCORP INC	MS	8/13/2018	LIBOR-1M	2,200	85,360	(1,430)
STRATTEC SEC	MS	8/13/2018	LIBOR-1M	(1,500)	(46,800)	(2,700)
SUMMIT FINL GRP INC	MS	8/13/2018	LIBOR-1M	(4,700)	(128,357)	8,037
SUNOPTA, INC	MS	8/13/2018	LIBOR-1M	(7,200)	(63,360)	4,320
SURMODICS INC	MS	8/13/2018	LIBOR-1M	2,800	163,520	1,120
SUTHERLAND ASSET MANAGEMENT CO	MS	8/13/2018	LIBOR-1M	4,100	67,940	531
SYKES ENTERPRIS	MS	8/13/2018	LIBOR-1M	2,300	70,035	(1,817)
T2 BIOSYSTEMS INC	MS	8/13/2018	LIBOR-1M	6,400	47,936	(9,600)
TACTILE SYSTEMS TECHNOLOGY I	MS	8/13/2018	LIBOR-1M	(2,700)	(144,099)	14,310
TAILORED BRANDS INC	MS	8/13/2018	LIBOR-1M	5,800	136,880	(19,952)
TARENA INTERNATIONAL INC	MS	8/13/2018	LIBOR-1M	(12,500)	(101,875)	(9,125)
TEAM INC	MS	8/13/2018	LIBOR-1M	(10,100)	(238,865)	18,685
TEJON RANCH CO	MS	8/13/2018	LIBOR-1M	(5,010)	(122,044)	4,810
Telenav, Inc. Common Stock	MS	8/13/2018	LIBOR-1M	(15,200)	(82,080)	-
THE BANK OF PRINCETON	MS	8/13/2018	LIBOR-1M	(2,800)	(98,840)	3,892
TILLY’S INC A SHARES	MS	8/13/2018	LIBOR-1M	8,400	123,060	7,140
TIMKENSTEEL CORP WHEN ISSUED	MS	8/13/2018	LIBOR-1M	(4,500)	(79,515)	16,965
TITAN INTERNATIONAL INC	MS	8/13/2018	LIBOR-1M	4,000	42,000	360
TITAN MACHINERY INC	MS	8/13/2018	LIBOR-1M	8,300	120,101	5,561
TIVITY HEALTH INC	MS	8/13/2018	LIBOR-1M	2,400	86,520	(5,640)
TOWN SPORTS INTERNATIONAL	MS	8/13/2018	LIBOR-1M	15,700	211,165	(41,605)
TRANSGLOBE ENER	MS	8/13/2018	LIBOR-1M	16,447	61,857	(8,568)
Trinity Place Holdings Inc. Common Stock	MS	8/13/2018	LIBOR-1M	(5,600)	(37,296)	1,288
TRIPLE-S MANAGEMENT CORP	MS	8/13/2018	LIBOR-1M	6,300	243,243	(19,530)
TRISTATE CAPITAL HOLDINGS	MS	8/13/2018	LIBOR-1M	2,600	76,249	192
TRIUMPH GROUP	MS	8/13/2018	LIBOR-1M	(8,900)	(176,665)	(8,900)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
JULY 31, 2018 (unaudited)

Company Reference	Counterparty	Termination Date	Receive/(Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
TRUECAR INC	MS	8/13/2018	LIBOR-1M	(6,500)	$(68,900)	$(3,380)
TSAKOS ENERGY	MS	8/13/2018	LIBOR-1M	(16,900)	(61,516)	2,366
TUCOWS INC	MS	8/13/2018	LIBOR-1M	(2,700)	(161,190)	2,565
TUNIU CORP	MS	8/13/2018	LIBOR-1M	(9,000)	(68,670)	1,170
TWO RIVER BANCORP	MS	8/13/2018	LIBOR-1M	3,800	72,390	(1,710)
U S Concrete Inc. Common	MS	8/13/2018	LIBOR-1M	(3,500)	(180,250)	3,500
UNIV ELECTRONIC	MS	8/13/2018	LIBOR-1M	(5,300)	(180,995)	(4,240)
UNIVERSAL FOR	MS	8/13/2018	LIBOR-1M	4,600	172,592	(3,128)
UNIVERSAL STAIN	MS	8/13/2018	LIBOR-1M	5,100	122,553	29,988
UNIVEST CORP OF	MS	8/13/2018	LIBOR-1M	(5,500)	(153,450)	3,300
USA TRUCK INC	MS	8/13/2018	LIBOR-1M	2,600	59,358	(2,626)
UTD CMNTY BK GA	MS	8/13/2018	LIBOR-1M	3,200	99,008	(2,912)
UTD COMMUN FINL	MS	8/13/2018	LIBOR-1M	7,600	85,044	(5,092)
VANDA PHARMACEUTICALS INC	MS	8/13/2018	LIBOR-1M	2,700	53,055	3,240
VECTRUS INC	MS	8/13/2018	LIBOR-1M	4,700	145,465	2,162
VEECO INSTR INC	MS	8/13/2018	LIBOR-1M	(8,400)	(133,140)	10,080
VERA BRADLEY	MS	8/13/2018	LIBOR-1M	7,900	106,237	(1,246)
VIL SUPERMKT A	MS	8/13/2018	LIBOR-1M	(2,700)	(79,785)	7,074
VISHAY PRECISION GROUP INC	MS	8/13/2018	LIBOR-1M	3,300	130,350	1,320
VISTA OUTDOOR INC	MS	8/13/2018	LIBOR-1M	5,800	94,830	(638)
VOXX INTERNATIONAL CORP	MS	8/13/2018	LIBOR-1M	(7,400)	(43,660)	4,810
VSE CORP	MS	8/13/2018	LIBOR-1M	2,600	127,712	(15,444)
W&T OFFSHORE	MS	8/13/2018	LIBOR-1M	12,100	98,010	(14,036)
WABASH NATL CORP	MS	8/13/2018	LIBOR-1M	6,900	132,342	4,278
WALKER & DUNLOP INC	MS	8/13/2018	LIBOR-1M	4,000	227,360	9,680
WESTERN ASSET MORTGAGE CAPIT	MS	8/13/2018	LIBOR-1M	13,100	140,301	4,716
WESTERN NEW ENGLAND BANCORP IN	MS	8/13/2018	LIBOR-1M	(8,100)	(89,100)	1,215
WHITESTONE REIT CLASS B	MS	8/13/2018	LIBOR-1M	(12,100)	(154,638)	(2,662)
WIDEOPENWEST INC	MS	8/13/2018	LIBOR-1M	(9,200)	(101,016)	920
William Homes Common Stock (Class A	MS	8/13/2018	LIBOR-1M	5,000	120,450	(11,300)
WINNEBAGO INDS	MS	8/13/2018	LIBOR-1M	3,300	136,455	(4,785)
WORKIVA INC	MS	8/13/2018	LIBOR-1M	(4,500)	(109,800)	(3,825)
XO GROUP INC	MS	8/13/2018	LIBOR-1M	3,300	111,837	(18,843)
XPERI CORP	MS	8/13/2018	LIBOR-1M	(6,600)	(115,170)	5,280
YATRA ONLINE INC	MS	8/13/2018	LIBOR-1M	(11,400)	(67,602)	2,850
YRC WORLDWIDE INC	MS	8/13/2018	LIBOR-1M	(7,500)	(80,550)	7,500
ZOE S KITCHN INC	MS	8/13/2018	LIBOR-1M	(7,700)	(76,846)	1,771
ZUMIEZ INC	MS	8/13/2018	LIBOR-1M	7,500	177,000	(7,125)
SANTOS BRASIL PARTICIPACOES ORD	MS	12/13/2018	LIBOR-1M	(14,500)	(16,178)	5,752
ASKARI BANK	MS	10/10/2018	LIBOR-1M	60,981	13,979	(2,332)
UNITED INTEGRATED SERVICES	MS	10/10/2019	LIBOR-1M	34,000	61,409	13,457
MSI	MS	10/10/2019	LIBOR-1M	156,000	496,541	38,054
UNITED TRACTORS	MS	11/15/2018	LIBOR-1M	182,600	473,103	(26,733)
INDUS MOTOR	MS	10/10/2018	LIBOR-1M	7,156	114,609	(32,860)
BUKIT ASAM TBK PT	MS	11/15/2018	LIBOR-1M	900,900	231,370	48,521
MILLAT TRACTORS	MS	10/10/2018	LIBOR-1M	9,278	99,204	(10,014)
PTI	MS	10/10/2019	LIBOR-1M	114,608	339,577	(825)
SYNTECH CONSTRUCTION PUBLIC CO LTD	MS	10/10/2019	LIBOR-1M	653,275	36,241	74
Aksigorta	MS	7/30/2019	LIBOR-1M	117,268	91,745	(5,623)
KOT ADDU POWER	MS	10/10/2018	LIBOR-1M	237,738	132,882	(23,477)
PTT EXP & PROD-F	MS	10/10/2019	LIBOR-1M	116,700	429,501	56,165
SAO MARTINHO SA	MS	12/13/2018	LIBOR-1M	37,022	183,405	13,901
TEGMA GESTAO	MS	12/13/2018	LIBOR-1M	21,200	108,045	(7,611)
CEBU AIR INC	MS	7/30/2019	LIBOR-1M	50,750	83,543	(16,309)
AVITA CORP	MS	10/10/2019	LIBOR-1M	45,903	72,714	(8,229)
NB: TAITAI PHARMACEU	MS	7/28/2020	LIBOR-1M	244,000	392,008	11,218
RUMO SA	MS	12/13/2018	LIBOR-1M	(91,000)	(354,967)	(4,894)
ASHTEAD GROUP PLC	MS	10/24/2018	LIBOR-1M	15,180	460,889	5,579
BOVIS HOMES GROUP PLC	MS	10/24/2018	LIBOR-1M	3,140	47,482	62

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
JULY 31, 2018 (unaudited)

Company Reference	Counterparty	Termination Date	Receive/(Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
BRITISH AMERICAN TOBACCO PLC	MS	10/24/2018	LIBOR-1M	(17,590)	$(914,345)	$(74,481)
PERSIMMON PLC	MS	10/24/2018	LIBOR-1M	7,630	249,919	(1,333)
PETRA DIAMONDS LTD	MS	10/24/2018	LIBOR-1M	(90,409)	(59,338)	4,628
TRAVIS PERKINS PLC	MS	10/24/2018	LIBOR-1M	(51,630)	(928,478)	117,923
IQE PLC	MS	10/24/2018	LIBOR-1M	(161,200)	(219,116)	9,844
BURBERRY GROUP PLC	MS	10/24/2018	LIBOR-1M	16,584	467,617	(7,752)
LAFARGEHOLCIM LTD	MS	10/24/2018	LIBOR-1M	(16,640)	(802,937)	(48,246)
SWATCH GROUP N	MS	10/24/2018	LIBOR-1M	1,170	98,785	(2,287)
SIEGFRIED N	MS	10/24/2018	LIBOR-1M	1,379	593,403	2,615
RANDGOLD RESOURCES LTD	MS	10/24/2018	LIBOR-1M	(2,490)	(182,186)	(3,138)
INMARSAT PLC	MS	10/24/2018	LIBOR-1M	(71,774)	(522,135)	(14,509)
SIRIUS MINERALS PLC	MS	10/24/2018	LIBOR-1M	(260,384)	(115,184)	(9,160)
DRAX GROUP PLC	MS	10/24/2018	LIBOR-1M	76,800	360,823	5,929
THOMAS COOK GROUP PLC	MS	10/24/2018	LIBOR-1M	574,576	718,769	4,525
3I GROUP PLC	MS	10/24/2018	LIBOR-1M	69,770	852,585	15,262
PROVIDENT FINANCIAL PLC	MS	10/24/2018	LIBOR-1M	(106,205)	(857,650)	(76,397)
MONEYSUPERMARKET.COM	MS	10/24/2018	LIBOR-1M	12,500	50,774	764
CAPITA PLC	MS	10/24/2018	LIBOR-1M	(42,405)	(91,788)	2,880
PARAGON BANKING GROUP PLC	MS	10/24/2018	LIBOR-1M	20,200	133,499	(1,452)
FRESNILLO PLC	MS	10/24/2018	LIBOR-1M	(10,750)	(158,466)	11,853
SMART METERING SYSTEMS PLC	MS	10/24/2018	LIBOR-1M	(25,819)	(233,850)	21,013
DIXONS CARPHONE PLC	MS	10/24/2018	LIBOR-1M	(117,300)	(276,768)	4,388
HURRICANE ENERGY PLC	MS	10/24/2018	LIBOR-1M	(327,393)	(216,222)	916
WOOD GROUP (JOHN) PLC	MS	10/24/2018	LIBOR-1M	(68,135)	(550,756)	(33,762)
PLUS500 LTD	MS	10/24/2018	LIBOR-1M	43,152	988,429	64,952
CYBG	MS	10/24/2018	LIBOR-1M	(27,600)	(120,643)	(4,565)
MICRO FOCUS INTERNATIONAL	MS	10/24/2018	LIBOR-1M	(15,450)	(261,970)	8,464
MERLIN ENTERTAINMENT	MS	10/24/2018	LIBOR-1M	(108,300)	(574,753)	15,483
SSP GROUP PLC	MS	10/24/2018	LIBOR-1M	24,967	226,100	(2,720)
AA PLC	MS	10/24/2018	LIBOR-1M	(45,566)	(67,767)	778
AMS AG	MS	10/24/2018	LIBOR-1M	(4,030)	(292,528)	1,628
SANNE GROUP PLC	MS	10/24/2018	LIBOR-1M	(9,563)	(90,381)	1,757
COUNTRYSIDE PROPERTIES PLC	MS	10/24/2018	LIBOR-1M	21,000	92,565	(276)
PURPLEBRICKS GROUP PLC	MS	10/24/2018	LIBOR-1M	(75,996)	(295,478)	15,362
GULF KEYSTONE PETROLEUM LTD	MS	10/24/2018	LIBOR-1M	180,253	623,465	(15,380)
COSMO PHARMACEUTICALS NV	MS	10/24/2018	LIBOR-1M	(1,938)	(241,571)	(9,397)
JPJ GROUP PLC	MS	10/24/2018	LIBOR-1M	7,849	100,866	1,648
METRO BANK PLC	MS	10/24/2018	LIBOR-1M	(540)	(23,476)	794
SPEEDY HIRE PLC	MS	12/12/2018	LIBOR-1M	76,791	55,264	6,319
EMPIRE CO CL A	MS	11/15/2018	LIBOR-1M	7,500	133,589	21,389
TRANSCONTINENTAL INC	MS	11/15/2018	LIBOR-1M	10,200	245,845	(3,759)
CRH MEDICAL CORP	MS	11/15/2018	LIBOR-1M	36,100	128,162	(9,325)
WEST FRASER	MS	11/15/2018	LIBOR-1M	600	37,438	(238)
MED FACILS UN	MS	11/15/2018	LIBOR-1M	12,200	151,619	(14,060)
CANFOR PULP PRODUCTS INC	MS	11/15/2018	LIBOR-1M	6,840	77,251	65,774
MASMOVIL IBERCOM SA	MS	12/12/2018	LIBOR-1M	113	15,514	(2,726)
NEO PERFORMANCE MATERIALS IN	MS	11/15/2018	LIBOR-1M	9,200	120,653	(570)
CORBY SPIRIT AND WINE LTD A	MS	11/15/2018	LIBOR-1M	3,900	61,964	(855)
INTERFOR CORPORATION	MS	11/15/2018	LIBOR-1M	21,700	392,758	(50,407)
TELENOR	MS	10/24/2018	NIBOR-1M	22,913	447,178	1,124
NORWEGIAN AIR SHUTTLE ASA	MS	10/24/2018	NIBOR-1M	(12,144)	(356,031)	745
YARA INTERNAT	MS	10/24/2018	NIBOR-1M	(6,820)	(286,866)	(14,222)
DNO ASA	MS	10/24/2018	NIBOR-1M	140,700	271,440	26,714
TGS NOPEC GEO	MS	10/24/2018	NIBOR-1M	4,759	183,305	(1,751)
AUSTEVOLL	MS	10/24/2018	NIBOR-1M	8,181	110,389	8,831
AKER BP ASA	MS	10/24/2018	NIBOR-1M	5,800	200,492	6,972
SPECTRUM	MS	10/24/2018	NIBOR-1M	16,036	111,337	3,147
ASETEK	MS	10/24/2018	NIBOR-1M	(2,300)	(24,517)	(987)
ODFJELL DRILLING	MS	10/24/2018	NIBOR-1M	12,300	47,527	(226)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
JULY 31, 2018 (unaudited)

Company Reference	Counterparty	Termination Date	Receive/(Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
ENTRA EIENDOM AS	MS	10/24/2018	NIBOR-1M	3,830	$56,002	$(94)
BORR DRILLING LTD	MS	10/24/2018	NIBOR-1M	(30,757)	(140,351)	(5,282)
NOLATO B	MS	10/24/2018	STIBO-1M	6,487	556,462	25,093
SWEDISH MATCH	MS	10/24/2018	STIBO-1M	18,920	1,051,709	(16,789)
BIOGAIA B	MS	10/24/2018	STIBO-1M	1,912	88,641	5,221
HENNES & MAURITZ B	MS	10/24/2018	STIBO-1M	(64,100)	(1,011,330)	13,710
SKANSKA B	MS	10/24/2018	STIBO-1M	(19,100)	(343,330)	(17,802)
LUNDIN PETROLEUM	MS	10/24/2018	STIBO-1M	3,830	119,434	6,972
BILLERUDKORSNS	MS	10/24/2018	STIBO-1M	(2,270)	(25,838)	(1,240)
SSAB A	MS	10/24/2018	STIBO-1M	75,300	350,980	20,389
SSAB B	MS	10/24/2018	STIBO-1M	121,192	450,999	29,782
SWEDISH ORPHAN BIOVITRUM	MS	10/24/2018	STIBO-1M	4,640	127,919	(2,388)
G5 ENTERTAINMENT	MS	10/24/2018	STIBO-1M	12,126	604,700	(39,911)
BIOTAGE	MS	10/24/2018	STIBO-1M	4,220	52,427	672
LOOMIS B	MS	10/24/2018	STIBO-1M	4,548	155,895	(16,660)
CONCENTRIC	MS	10/24/2018	STIBO-1M	2,192	37,706	200
EPIROC AB-A	MS	10/24/2018	STIBO-1M	(8,990)	(104,000)	(3,678)
TETHYS OIL	MS	10/24/2018	STIBO-1M	2,050	23,980	1,465
DUSTIN GROUP	MS	10/24/2018	STIBO-1M	24,570	251,629	1,344
ELTEL	MS	10/24/2018	STIBO-1M	(2,966)	(7,788)	(209)
SV. HANDELSBANKEN A	MS	10/24/2018	STIBO-1M	(9,420)	(109,903)	(7,968)
NOBINA	MS	10/24/2018	STIBO-1M	43,740	299,071	4,479
ONCOPEPTIDES	MS	10/24/2018	STIBO-1M	(4,690)	(85,372)	(3,095)

						$3,495,990

A list of the futures contracts held by the Fund at July 31, 2018, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index E-MINI	50	Sep-2018	$4,986,154	$5,024,000	$37,846
MSCI Emerging Markets	3	Sep-2018	157,066	164,685	7,619
S&P 500 Index E-MINI	(41)	Sep-2018	(5,658,822)	(5,775,055)	(116,233)
U.S. 10-Year Treasury Note	3	Sep-2018	358,849	358,266	(583)

			$(156,753)	$(228,104)	$(71,351)

Percentages are based on net assets of $500,093,252.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(B)

Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of July 31, 2018, was $(48,526) and represented 0.0% of Net Assets.

(C)	Level 3 security in accordance with fair value hierarchy.
(D)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.”

(E)	Refer to table below for details on option contracts.

ADR  —  American Depositary Receipt

BAML  —  Bank of America Merrill Lynch

BBA  —  British Banker’s Association

CIBOR  —  Copenhagen Interbank Offered Rate

Cl  —  Class

DB  —  Deutsche Bank

EAFE  —  Europe, Australasia and Far East

ETF  —  Exchange Traded Fund

EURIB  —  Euro Interbank Offered Rate

FEDEF  —  Federal Funds Effective Rate

GS  —  Goldman Sachs

LIBOR  —  London Interbank Offered Rate

MS  —  Morgan Stanley

MSCI  —  Morgan Stanley Capital International

NIBOR  —  Norwegian Interbank Offered Rate

PLC  —  Public Limited Company

S&P  —  Standard & Poor’s

SPDR  —  Standard & Poor’s Depositary Receipt

SPX  —  S&P 500 Index

STIBO  —  Stockholm Interbank Offered Rate

USD  —  United States Dollar

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2018 (unaudited)

PURCHASED OPTIONS — 0.0%

	Contracts	Notional	Strike Price	Expiration Date	Value
Call Option
August 18 Calls on SPX*	224	$63,084,896	$2,860.00	08/18/18	$115,360

Put Option
August 18 Puts on SPX*	224	63,084,896	2,590.00	08/18/18	44,800

Total Purchased Options					$160,160

WRITTEN OPTIONS — (0.4)%

	Contracts	Notional	Strike Price	Expiration Date	Value
Call Option
August 18 Calls on SPX*	(224)	$(63,084,896)	$2,750.00	08/18/18	$(1,617,280)

Put Option
August 18 Puts on SPX*	(448)	(126,169,792)	2,750.00	08/18/18	(318,080)

Total Written Options					$(1,935,360)

* Non-income producing security.

The following is a list of the inputs used as of July 31, 2018, in valuing the Fund’s investments and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Registered Investment Companies	$251,830,888	$—	$—	$251,830,888
U.S. Treasury Obligations	—	63,096,128	—	63,096,128
Common Stock	136,376,580	—	39,557	136,416,137
Preferred Stock	30,203	—	—	30,203

Total Investments in Securities	$388,237,671	$63,096,128	$39,557	$451,373,356

Securities Sold Short	Level 1	Level 2	Level 3	Total
Common Stock	(120,546,818)	–	(88,083)	(120,634,901)
Registered Investment Companies	(8,690,886)	–	–	(8,690,886)

Total Securities Sold Short	$(129,237,704)	$–	$(88,083)	$(129,325,787)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$160,160	$—	$—	$160,160
Written Options	(1,935,360)	—	—	(1,935,360)
Total Return Swaps *
Unrealized Appreciation	—	8,312,169	—	8,312,169
Unrealized Depreciation	—	(4,816,179)	—	(4,816,179)
Futures Contracts *
Unrealized Appreciation	45,465	—	—	45,465
Unrealized Depreciation	(116,816)	—	—	(116,816)

Total Other Financial Instruments	$(1,846,551)	$3,495,990	$—	$1,649,439

*	Swap contracts and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended July 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2018, there were transfers between Level 1 and Level 3 short assets of $(23,605) due to unavailability of a closing price on the primary exchange on which the security trades. All transfers were considered to have occurred as of the end of the period.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund s most recent semi-annual or annual financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
REAL ASSETS FUND
July 31, 2018
(unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 32.4%

	Shares	Value
ENERGY — 31.2%
Andeavor Logistics (A)	13,800	$628,452
Antero Midstream Partners (A)	9,600	317,184
BP Midstream Partners	39,700	823,378
Buckeye Partners (A)	35,600	1,234,964
Cheniere Energy *	19,710	1,251,585
Cheniere Energy Partners	14,000	534,800
Cheniere Energy Partners
Holdings	28,300	869,376
DCP Midstream (A)	17,100	760,608
Enbridge	33,112	1,173,158
Enbridge Energy Escrow Account *	238,065	—
Enbridge Energy Management *	84,531	910,399
Energy Transfer Equity (A)	82,700	1,505,967
Energy Transfer Partners (A)	213,090	4,466,366
Enterprise Products Partners (A)	206,900	6,000,100
Equities GP Holdings (A)	19,150	424,938
Equities Midstream Partners (A)	25,550	1,307,904
GasLog	16,700	281,395
GasLog Partners LP (A)	20,300	510,545
Genesis Energy (A)	10,000	229,900
Global Partners LP (A)	17,200	326,800
Hess Midstream Partners (A)	10,500	232,575
Hoegh LNG Partners LP	6,100	112,240
Kinder Morgan	175,802	3,125,760
Magellan Midstream Partners (A)	26,150	1,876,524
MPLX (A)	98,597	3,591,889
Noble Midstream Partners (A)	8,500	450,925
ONEOK (B)	84,634	5,961,619
Pembina Pipeline	88,700	3,181,669
Phillips 66 Partners LP (A)	36,750	1,971,637
Plains GP Holdings, Cl A (A)	111,835	2,716,472
SemGroup, Cl A	36,204	910,531
Shell Midstream Partners (A)	67,850	1,540,195
Spectra Energy Partners (A)	26,550	981,554
Summit Midstream Partners LP (A)	13,550	235,093
Tallgrass Energy GP, Cl A	107,800	2,514,974
Targa Resources	53,900	2,752,673
TC Pipelines LP (A)	6,600	207,504
TransCanada	40,800	1,833,960
Western Gas Equity Partners (A)	11,780	433,151
Western Gas Partners LP (A)	64,100	3,277,433
Williams Companies	80,000	2,380,000
Williams Partners (A)	35,600	1,603,068

		65,449,265

COMMON STOCK — continued

	Shares	Value
UTILITIES — 1.2%
Atlantica Yield	57,400	$1,179,570
Brookfield Renewable Partners (A)	5,000	151,800
NextEra Energy Partners	24,200	1,139,094

		2,470,464

Total Common Stock (Cost $67,437,870)		67,919,729

U.S. TREASURY OBLIGATIONS — 32.2%

	Face Amount	Value
U.S. Treasury Inflation Protected Securities
3.875%, 04/15/29	$1,787,507	2,326,241
3.625%, 04/15/28	995,526	1,248,148
3.375%, 04/15/32	42,522	55,921
2.500%, 01/15/29	1,388,595	1,611,417
2.375%, 01/15/25	863,157	947,186
2.375%, 01/15/27	879,530	988,373
2.125%, 02/15/40	931,208	1,152,952
2.125%, 02/15/41	556,043	693,621
2.000%, 01/15/26	1,185,197	1,284,085
1.750%, 01/15/28	892,163	962,690
1.375%, 02/15/44	913,365	1,004,313
1.250%, 07/15/20	132,666	134,065
1.125%, 01/15/21	1,564,136	1,573,209
1.000%, 02/15/46	1,173,289	1,189,615
1.000%, 02/15/48	1,714,003	1,741,347
0.875%, 02/15/47	166,758	164,099
0.750%, 07/15/28	2,005,000	1,988,053
0.750%, 02/15/42	2,066,953	1,988,020
0.750%, 02/15/45	1,794,912	1,714,571
0.625%, 07/15/21	4,688,292	4,673,506
0.625%, 04/15/23	1,372,439	1,358,581
0.625%, 01/15/24	3,510,782	3,475,118
0.625%, 01/15/26	2,212,934	2,178,400
0.500%, 01/15/28	3,039,481	2,937,055
0.375%, 07/15/23	1,589,202	1,562,119
0.375%, 07/15/25	3,856,408	3,751,365
0.375%, 01/15/27	2,208,022	2,121,158
0.375%, 07/15/27	1,126,197	1,082,674
0.250%, 01/15/25	3,675,247	3,541,962
0.125%, 04/15/21	2,521,110	2,465,813
0.125%, 01/15/22	2,307,953	2,250,779
0.125%, 04/15/22	4,179,420	4,063,753
0.125%, 07/15/22	1,411,312	1,378,382
0.125%, 01/15/23	2,771,794	2,687,718
0.125%, 07/15/24	2,940,703	2,833,975
0.125%, 07/15/26	2,298,602	2,178,865

Total U.S. Treasury Obligations (Cost $68,626,107)		67,309,149

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
REAL ASSETS FUND
July 31, 2018
(unaudited)

REGISTERED INVESTMENT COMPANIES — 31.9%

	Shares		Value
OPEN-END FUNDS — 31.9%
AQR Risk-Balanced Commodities Fund, Cl R6		4,918,077	$30,885,521
PIMCO CommoditiesPlus Strategy, Cl Institutional		5,661,145	35,778,437

Total Registered Investment Companies (Cost $73,414,200)			66,663,958

SOVEREIGN DEBT — 1.5%

	Face Amount(1)		Value
Italy Buoni Poliennali Del Tesoro
1.650%, 04/23/20	EUR	248,815	299,642
1.250%, 10/27/20	EUR	136,796	164,677
Japanese Government CPI Linked Bond
0.100%, 03/10/26	JPY	92,200,000	867,867
0.100%, 03/10/27	JPY	48,622,332	458,980
New Zealand Government Bond
3.000%, 09/20/30	NZD	735,704	611,273
2.500%, 09/20/35	NZD	273,639	213,054
2.500%, 09/20/40	NZD	151,770	116,264
United Kingdom Gilt Inflation Linked
0.750%, 11/22/47	GBP	175,634	429,528

Total Sovereign Debt (Cost $3,197,767)			3,161,285

Total Investments— 98.0% (Cost $212,675,944)			$205,054,121

PURCHASED OPTIONS * — 0.0%(C)

	Contracts		Value
Total Purchased Options — 0.0% (Cost $3,476)		28	$1,881

PURCHASED SWAPTIONS * — 0.0%(C)

	Contracts		Value
Total Purchased Swaptions — 0.0% (Cost $88,407)		228,350,000	$70,670

WRITTEN OPTIONS * — (0.0)%(C)

	Contracts		Value
Total Written Options — 0.0% (Proceeds $2,910)		(26)	$(2,131)

WRITTEN SWAPTIONS * — (0.1)%(C)

	Contracts		Value
Total Written Swaptions — 0.1% (Proceeds $197,324)		(54,207,000)	$(154,581)

A list of open option/swaption contracts held by the Fund at July 31, 2018, is as follows:

PURCHASED OPTIONS — 0.0%

	Contracts	Notional	Strike Price	Expiration Date	Value
Call Options
IMM EURO$ FUT OPT Jun19C 97.75*	21	$5,095,388	$97.75	06/22/19	$1,050
IMM EURO$ FUT OPT Mar19C 97.375*	7	1,700,475	97.38	03/16/19	831

Total Purchased Options					$1,881

WRITTEN OPTIONS — (0.0)%

	Contracts	Notional	Strike Price	Expiration Date	Value
Call Options
EURO$ 2Y MIDCV OP Mar19C 97.25*	(5)	(1,211,875)	97.25	03/16/19	$(1,344)
IMM EURO$ FUT OPT Jun19C 97.875*	(21)	(5,095,388)	97.88	06/22/19	(787)

Total Written Options					$(2,131)

PURCHASED SWAPTIONS — 0.1%

			Exercise	Expiration
Description	Counterparty	Notional Amount	Price	Date	Value
Call Swaptions — 0.0%
3M US DOLLAR LIBOR*	Goldman Sachs	2,010,000	$2.95	01/18/20	$4,249
3M US DOLLAR LIBOR*	Goldman Sachs	4,180,000	$2.95	01/18/20	8,725
3M US DOLLAR LIBOR*	Goldman Sachs	4,180,000	$2.95	01/18/20	8,480
3M US DOLLAR LIBOR*	Goldman Sachs	70,000	$3.11	04/22/23	7,524
6M JAPANESE YEN LIBOR*	Goldman Sachs	6,900,000	$0.78	04/17/21	1,756
Put Swaptions — 0.1%
3M US DOLLAR LIBOR*	Goldman Sachs	70,000	$3.11	04/22/23	$6,500
3M US DOLLAR LIBOR*	Goldman Sachs	435,000	$3.54	06/22/19	5,842
3M US DOLLAR LIBOR*	Goldman Sachs	240,000	$3.80	06/19/21	7,571
6M JAPANESE YEN LIBOR*	Goldman Sachs	203,365,000	$1.10	06/18/22	17,650
6M JAPANESE YEN LIBOR*	Goldman Sachs	6,900,000	$0.78	04/17/21	2,373

Total Purchased Swaptions (Cost $88) ($ Thousands)					$70,670

WRITTEN SWAPTIONS — (0.1)%
Description	Counterparty	Notional Amount	Exercise Price	Expiration Date	Value
Calls — 0.0%
3M US DOLLAR LIBOR*	Goldman Sachs	(6,270,000)	$2.45	01/18/20	$(5,059)
3M US DOLLAR LIBOR*	Goldman Sachs	(210,000)	$2.82	10/20/18	(503)
3M US DOLLAR LIBOR*	Goldman Sachs	(100,000)	$2.80	10/20/18	(219)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
REAL ASSETS FUND
July 31, 2018
(unaudited)

WRITTEN SWAPTIONS — (0.1)%
Description	Counterparty	Notional Amount	Exercise Price	Expiration Date	Value
3M US DOLLAR LIBOR*	Goldman Sachs	(3,015,000)	$2.45	01/18/20	(2,606)
3M US DOLLAR LIBOR*	Goldman Sachs	(6,270,000)	$2.45	01/18/20	(5,287)
3M US DOLLAR LIBOR*	Goldman Sachs	(580,000)	$2.90	05/16/20	(3,154)
3M US DOLLAR LIBOR*	Goldman Sachs	(1,090,000)	$2.88	04/18/20	(5,363)
3M US DOLLAR LIBOR*	Goldman Sachs	(10,500,000)	$2.40	02/22/20	(21,772)
3M US DOLLAR LIBOR*	Goldman Sachs	(1,090,000)	$2.89	04/18/20	(5,442)
3M US DOLLAR LIBOR*	Goldman Sachs	(1,770,000)	$2.45	05/18/19	(1,491)
3M US DOLLAR LIBOR*	Goldman Sachs	(1,080,000)	$2.94	04/18/20	(5,788)

Puts — (0.1)%
3M EUROPEAN LIBOR*	Goldman Sachs	(272,000)	$0.60	06/22/19	$(1,820)
3M EUROPEAN LIBOR*	Goldman Sachs	(1,230,000)	$1.65	02/16/19	(843)
3M US DOLLAR LIBOR*	Goldman Sachs	(810,000)	$3.45	06/20/20	(3,554)
3M US DOLLAR LIBOR*	Goldman Sachs	(580,000)	$2.90	05/16/20	(4,803)
3M US DOLLAR LIBOR*	Goldman Sachs	(500,000)	$3.87	06/19/21	(8,008)
3M US DOLLAR LIBOR*	Goldman Sachs	(100,000)	$3.10	10/20/18	(644)
3M US DOLLAR LIBOR*	Goldman Sachs	(210,000)	$3.12	10/20/18	(1,176)
3M US DOLLAR LIBOR*	Goldman Sachs	(520,000)	$3.50	06/20/20	(1,787)
3M US DOLLAR LIBOR*	Goldman Sachs	(1,770,000)	$3.25	05/18/19	(4,205)
3M US DOLLAR LIBOR*	Goldman Sachs	(1,090,000)	$2.88	04/18/20	(9,094)
3M US DOLLAR LIBOR*	Goldman Sachs	(1,070,000)	$3.15	03/16/19	(2,541)
3M US DOLLAR LIBOR*	Goldman Sachs	(10,500,000)	$3.40	02/22/20	(35,713)
3M US DOLLAR LIBOR*	Goldman Sachs	(1,090,000)	$2.89	04/18/20	(8,971)
3M US DOLLAR LIBOR*	Goldman Sachs	(810,000)	$3.35	05/16/20	(2,990)
3M US DOLLAR LIBOR*	Goldman Sachs	(600,000)	$3.15	05/16/20	(3,433)
3M US DOLLAR LIBOR*	Goldman Sachs	(1,080,000)	$2.94	04/18/20	(8,315)

Total Written Swaptions (Premiums Received $197) ($ Thousands)					$(154,581)

A list of open futures contracts held by the Fund at July 31, 2018, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Euro-Bund	(5)	Sep-2018	$(940,997)	$(944,713)	$(260)
Euro-OAT	(5)	Sep-2018	(890,925)	(898,817)	825
Japanese 10-Year Bond	(1)	Sep-2018	(1,376,316)	(1,347,673)	(423)
Long Gilt 10-Year Bond	(7)	Sep-2018	(1,134,981)	(1,127,159)	(321)
Short-Term Euro-BTP	(5)	Sep-2018	(642,643)	(647,466)	(5,971)
U.S. 2-Year Treasury Note	8	Sep-2018	1,692,124	1,691,000	(1,123)
U.S. 5-Year Treasury Note	14	Sep-2018	1,588,163	1,583,750	(4,413)
U.S. 10-Year Treasury Note	24	Sep-2018	2,873,730	2,866,125	(7,605)
Ultra 10-Year U.S. Treasury Note	(12)	Sep-2018	(1,538,894)	(1,525,313)	13,581

			$(370,739)	$(350,265)	$(5,710)

A list of the outstanding forward foreign currency contracts held by the Fund at July 31, 2018, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
WILLIAM BLAIR & CO.	08/06/18- 09/06/18	USD	2,560,000	NZD	1,737,872	$(6,962)
Goldman Sachs	08/06/18- 09/06/18	USD	305,673,000	JPY	2,760,411	22,553
Nomura Securities International	08/06/18- 09/06/18	USD	726,000	EUR	849,688	(670)
DMG Partners	08/06/18- 09/06/18	USD	947,669	GBP	1,246,409	1,496
DMG Partners	08/09/18- 08/09/18	MXN	1,275,000	USD	25,537,172	92,969
Citi	08/09/18- 08/09/18	USD	25,647,751	MXN	1,300,000	(73,893)
Goldman Sachs	08/14/18- 08/14/18	GBP	349,805	USD	260,000	(8,330)

						$27,163

A list of the open centrally cleared swap agreements held by the Fund at July 31, 2018, is as follows:

Interest Rate Swaps
								Swap Contracts, at Value
Counterparty	Fund Pays	Fund Received	Payment Frequency	Termination Date	Notional Amount	Premiums Paid	Unrealized Appreciation (Depreciation)	Asset	Liability
Bank of America	3M USD LIBOR	3.09%	Quarterly	11/15/43	$140,000	$4	$20,885	$296	$-
Bank of America	3.06%	3M USD LIBOR	Quarterly	02/15/28	260,000	5	1,673	-	(179)
Bank of America	3M USD LIBOR	2.98%	Quarterly	07/19/26	680,000	5	(5,320)	-	(70)
Bank of America	2.92%	3M USD LIBOR	Quarterly	07/19/24	1,280,000	10	9,913	-	(301)
Bank of America	3M USD LIBOR	2.96%	Quarterly	07/19/22	610,000	5	(4,996)	57	-
Barclays Bank PLC	1T EUR CPTFEMU	2.00%	Annual	02/15/48	235,000	13	379	108	-
Barclays Bank PLC	REC: 1.97375%	PAY: 1T EUR CPTFEMU	Annual	01/15/48	80,000	4	(920)	35	-
Barclays Bank PLC	3.27%	1T GBP UKRPI	Quarterly	09/15/18	940,000	4	34,711	97	-
Blackrock	REC: 1.9375% USD	PAY: 3M USD LIBOR	Quarterly	11/24/19	1,890,000	10	(20,587)	-	(130)
BNP Paribas	0.32%	6M USD LIBOR	Annual	04/27/28	82,000,000	14	(1,964)	-	(1,655)
Citibank	1T GBP UKRPI	3.51%	Annual	02/15/48	175,000	3,589	1,150	-	(483)
Citibank	1T GBP UKRPI	3.41%	Annual	02/15/28	395,000	3,869	(5,336)	-	(1)
Citibank	REC: 3M NZD	PAY: 3.07% NZD	Quarterly	09/08/27	285,000	3	(1,447)	222	-
Citibank	REC: 3M NZD	PAY: 3.067% NZD	Quarterly	09/08/27	282,150	3	(1,387)	220	-
Citibank	REC: 3M NZD	PAY: 3.055% NZD	Quarterly	09/08/27	286,425	3	(1,220)	223	-
Citibank	REC: 3M NZD	PAY: 3.055% NZD	Quarterly	09/08/27	286,425	3	(1,220)	223	-
Citibank	1T GBP UKRPI	3.19%	Annual	04/15/23	1,890,000	1,283	(29,105)	-	(828)
Citibank	3M USD LIBOR	2.92%	Quarterly	11/30/22	610,000	7	(1,477)	23	-
Citigroup	3M USD LIBOR	3.07%	Quarterly	11/15/43	150,000	5	50	266	-
Citigroup	3.03%	3M USD LIBOR	Semi- Annual	02/15/28	260,000	5	2,169	-	(179)
		3M NZD BANK BILL
Deutsche Bank	3.22%	RATE	Quarterly	05/24/28	243,250	3	(1,256)	204	-
		AT MATURITY EUR
Fix Lookup	1.99%	CPTFEMU	Quarterly	07/15/48	233,000	13	88	88	-
	AT MATURITY EUR
Goldman Sachs	CPTFEMU	2.00%	Quarterly	07/15/48	85,000	5	339	38	-
	AT MATURITY 1T
Goldman Sachs	EUR CPTFEMU	1.98%	Annual	06/15/48	190,000	10	(750)	96	-
Goldman Sachs	3.13%	3M USD LIBOR	Quarterly	11/15/43	140,000	4	(1,510)	-	(252)
Goldman Sachs	3.22%	3M NZD BBR	Annual	05/18/28	208,500	3	(1,062)	174	-
Goldman Sachs	6M EUR EURIBOR	0.82%	Quarterly	08/15/27	500,000	11	(6,969)	-	(206)
		AT MATURITY EUR
Goldman Sachs	1.55%	CPTFEMU	Quarterly	07/15/23	590,000	12	(1,622)	-	(15)
Goldman Sachs	6M JPY LIBOR	0.13%	Annual	04/26/23	341,080,000	39	2,809	1,127	-
		1T AT MATURITY
Goldman Sachs	1.38%	EUR CPTFEMU	Quarterly	04/15/23	580,000	10	5,014	-	(44)
Goldman Sachs	2.87%	3M USD LIBOR	Annual	06/02/22	200,000	1	1,913	-	(23)
JPMorgan Chase Bank	3.12%	3M USD LIBOR	Quarterly	11/15/43	150,000	5	(1,397)	-	(1,398)
JPMorgan Chase Bank	REC: 6M JPY LIBOR	PAY: 0.2725% JPY	Semi- Annual	11/08/27	41,765,000	7	(230)	-	(760)
JPMorgan Chase Bank	1Y USD FEDL01	2.69%	Quarterly	11/30/22	590,000	7	(11,656)	-	(11,656)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
REAL ASSETS FUND
July 31, 2018
(unaudited)

			Interest Rate Swaps
								Swap Contracts, at Value
Counterparty	Fund Pays	Fund Received	Payment Frequency	Termination Date	Notional Amount	Premiums Paid	Unrealized Appreciation (Depreciation)	Asset	Liability

Merrill Lynch	1.57%	6M GBP LIBOR	Semi-Annual	01/23/48	405,000	439	14,014	127	-

Merrill Lynch	1.5195% GBP	6M GBP LIBOR	Semi-Annual	01/10/48	205,000	10	10,555	64	-
	REC: 6M EUR
Merrill Lynch	EURIBOR	PAY: 1.491% EUR	Semi-Annual	01/08/48	115,000	5	1,861	-	(133)
	REC: 6M EUR
Merrill Lynch	EURIBOR	PAY: 1.5185%	Semi-Annual	01/05/48	115,000	5	940	-	(133)
Merrill Lynch	1.83%	CPTFEMU + 0 BPS	Annual	05/15/47	90,000	4	(6,218)	40	-
Merrill Lynch	1.04%	6M EUR EURIBOR	Annual	03/23/28	250,000	6	(1,620)	46	-
Merrill Lynch	1T EUR CPTFEMU	1.5875% EUR	Annual	01/15/28	265,000	7	(2,928)	-	(35)

Merrill Lynch	0.9535% EUR	6M EUR EURIBOR	Semi-Annual	01/15/28	310,000	7	(633)	84	-
Merrill Lynch	1T EUR CPTFEMU	1.5875% EUR	Annual	01/15/28	265,000	7	(2,928)	-	(35)

Merrill Lynch	0.9545% EUR	6M EUR EURIBOR	Semi-Annual	01/15/28	310,000	7	(665)	84	-
Merrill Lynch	1T GBP UKRPI	3.41%	Annual	01/15/28	720,000	22	(11,138)	-	(15)

Merrill Lynch	0.351% JPY	6M JPY	Semi-Annual	01/11/28	40,725,000	7	(2,701)	-	(773)
Merrill Lynch	3.08%	3M USD LIBOR	Annual	05/12/22	240,000	2	1,608	-	(29)
Merrill Lynch	3.05%	3M USD LIBOR	Annual	05/11/22	20,000	-	144	-	(3)
Merrill Lynch	REC: 1.8815%	PAY: 3M USD LIBOR	Quarterly	11/15/19	1,885,000	9	(21,140)	-	(129)
	REC: 1T USD CPI
Merrill Lynch	CPURNSA	PAY: 2.1125% USD	Annual	11/09/19	3,425,000	20	71,312	-	(853)
Merrill Lynch	1Y USD CPURNSA	3.03%	Annual	10/01/18	1,250,000	4	(30,404)	-	(73)

Morgan Stanley	3.41%	1T GBP UKRPI	Semi-Annual	03/15/48	90,000	6	4,415	250	-
		PAY: 1T EUR
Morgan Stanley	REC: 1.991% EUR	CPTFEMU	Annual	01/15/48	80,000	4	(363)	36	-
Morgan Stanley	1T GBP UKRPI	3.51%	Annual	01/15/48	90,000	6	1,309	-	(249)
	AT MATURITY 1T
Morgan Stanley	GBP UKRPI	3.34%	Quarterly	06/15/28	175,000	5	(2,214)	10	-
		3M NZD BANK BILL
Morgan Stanley	3.22%	RATE	Quarterly	05/24/28	243,250	3	(1,242)	204	-
Morgan Stanley	3.05%	3M USD LIBOR	Quarterly	02/15/28	260,000	5	1,795	-	(179)
Morgan Stanley	3.26%	1T GBP UKRPI	Quarterly	05/15/23	985,000	19	11,404	446	-
Morgan Stanley	1T GBP UKRPI	3.22%	Quarterly	03/15/23	910,000	18	(16,968)	-	(391)
	1T AT MATURITY
Morgan Stanley	GBP	0.68%	Quarterly	12/20/18	40,875,000	297	(3,283)	-	(26)
Royal Bank of Scotland	3.51%	1T GBP UKRPI	Annual	02/15/48	175,000	(2,939)	(1,800)	483	-
	REC: 1T GBP
Royal Bank of Scotland	UKRPI	PAY: 3.55% GBP	Annual	11/15/47	390,000	24	(13,099)	1,075	-
Royal Bank of Scotland	REC: 3.6% GBP	PAY: 1T GBP UKRPI	Annual	11/15/42	390,000	22	10,746	-	(820)
Royal Bank of Scotland	REC: 3.5475%	PAY: 1T GBP UKRPI	Annual	11/15/32	650,000	24	(558)	-	(450)
	REC: 1T GBP
Royal Bank of Scotland	UKRPI	PAY: 3.455% GBP	Annual	11/15/27	650,000	18	9,270	35	-
Standard Bank	1.58%	6M GBP LIBOR	Annual	07/19/48	157,000	8	5,834	46	-
Standard Bank	3.20%	3M USD LIBOR	Quarterly	11/15/43	290,000	8	(6,962)	-	(530)
Standard Bank	2.99%	3M USD LIBOR	Quarterly	08/22/30	630,000	8	5,247	-	-
Standard Bank	3.07%	3M USD LIBOR	Quarterly	08/01/28	30,000	1	165	165	-
Standard Bank	3.05%	3M USD LIBOR	Quarterly	07/25/28	50,000	1	349	-	(35)
Standard Bank	3.05%	3M USD LIBOR	Quarterly	07/25/28	50,000	1	349	-	(35)
Standard Bank	2.99%	3M USD LIBOR	Annual	07/23/28	50,000	1	610	-	(35)
Standard Bank	2.94%	3M USD LIBOR	Quarterly	07/18/28	50,000	1	792	-	(34)
Standard Bank	2.96%	3M USD LIBOR	Quarterly	07/18/28	52,789	1	746	-	(36)
Standard Bank	3M USD LIBOR	2.93%	Quarterly	07/17/28	50,000	1	(845)	34	-
Standard Bank	6M EUR EURIBOR	0.87%	Annual	05/31/28	40,000	1	(639)	-	(4)

Standard Bank	1.45%	6M GBP LIBOR	Semi-Annual	01/24/28	545,000	(231)	8,369	-	(102)
Standard Bank	3M USD LIBOR	2.95%	Quarterly	05/16/23	500,000	6	(4,379)	36	-
Standard Bank	3.09%	3M USD LIBOR	Quarterly	07/28/22	280,000	2	1,821	-	(24)
Standard Bank	3.04%	3M USD LIBOR	Annual	06/23/22	120,000	1	860	-	(13)
Standard Bank	3.05%	3M USD LIBOR	Quarterly	06/23/22	130,000	1	918	-	(14)
Standard Bank	3.08%	3M USD LIBOR	Quarterly	06/16/22	120,000	1	794	-	(14)
Standard Bank	3.08%	3M USD LIBOR	Quarterly	06/16/22	130,000	1	863	-	(15)
Standard Bank	3.20%	3M USD LIBOR	Quarterly	05/19/22	240,000	2	1,202	-	(29)
Standard Bank	2.91%	3M USD LIBOR	Annual	04/07/22	60,000	-	551	-	(8)
Standard Bank	3.10%	3M USD LIBOR	Quarterly	08/01/21	80,000	1	562	563	-
Standard Bank	3.10%	3M USD LIBOR	Quarterly	07/30/21	190,000	1	1,353	-	(39)
Standard Bank	3.04%	3M USD LIBOR	Quarterly	07/25/21	280,000	2	2,234	-	(58)
Standard Bank	3M USD LIBOR	3.00%	Quarterly	07/18/21	240,000	2	(2,108)	49	-
Standard Bank	3.03%	3M USD LIBOR	Annual	07/15/21	500,000	(187)	4,256	-	(102)
Standard Bank	2.79%	3M USD LIBOR	Quarterly	07/03/20	2,110,000	15	19,356	155	-
Standard Bank	6M CAD BA	2.18%	Quarterly	06/29/20	2,765,000	15	(10,029)	-	(869)

						$6,711	$31,402	$7,531	$(24,502)

A list of the open OTC swap agreements held by the Fund at July 31, 2018, is as follows:

			Interest Rate Swaps
								Swap Contracts, at Value
Counterparty	Fund Pays	Fund Received	Payment Frequency	Termination Date	Notional Amount	Premiums Paid	Unrealized Appreciation	Asset	Liability
Morgan Stanley	UKRPI+0 BPS	3.52%	Annual	02/15/27	445,000	-	10,696	10,696	-

Percentages are based on net assets of $209,335,891.

*	Non-income producing security.
(1)	In U.S. dollars unless otherwise indicated
(A)	Security considered Master Limited Partnership. At July 31, 2018, these securities amounted to $36,983,547 or 17.7% of Net Assets.
(B)	Underlying security for a written/purchased option.
(C)	Refer to table below for details on option/swaption contracts.

CAD — Canadian Dollar
Cl — Class
CPI — Consumer Price Index
EUR — Euro
GBP — British Pound
HICP — Harmonised Indices of Consumer Prices
JPY — Japanese Yen
LIBOR — London Interbank Offered Rate
LP — Limited Partnership
MXN — Mexican Peso
NZD — New Zealand Dollar
PLC — Public Limited Company
SEK — Swedish Krona
UKRPI — United Kingdom Retail Price Index
USD — United States Dollar

The following is a list of the inputs used as of July 31, 2018, in valuing the Fund’s investments and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$67,919,729	$—	$—	$67,919,729
U.S. Treasury Obligations	—	67,309,149	—	67,309,149
Registered Investment Companies	66,663,958	—	—	66,663,958
Sovereign Debt	—	3,161,285	—	3,161,285

Total Investments in Securities	$134,583,687	$70,470,434	$—	$205,054,121

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options/Swaptions	$72,552	$—	$—	$72,552
Written Options/Swaptions	(156,713)	—	—	(156,713)
Futures Contracts *
Unrealized Appreciation	14,406	—	—	14,406
Unrealized Depreciation	(20,116)	—	—	(20,116)
Forwards Contracts *
Unrealized Appreciation	—	117,018	—	117,018
Unrealized Depreciation	—	(89,855)	—	(89,855)
Centrally Cleared Interest Rate Swaps *
Unrealized Appreciation	—	277,697	—	277,697
Unrealized Depreciation	—	(246,295)	—	(246,295)
OTC Interest Rate Swaps *
Unrealized Appreciation	—	10,696	—	10,696

Total Other Financial Instruments	$(89,871)	$69,261	$—	$(20,610)

* Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended July 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended July 31, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
July 31, 2018
(unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — 28.7%

	Face Amount	Value
CONSUMER DISCRETIONARY — 2.3%
1011778 BC ULC/New Red Finance
4.250%, 05/15/24(A)	$88,000	$83,710
Alimentation Couche-Tard
3.550%, 07/26/27(A)	165,000	157,091
American Airlines Pass-Through Trust , Ser 2015-2, Cl AA
3.600%, 09/22/27	316,853	308,998
American Honda Finance MTN
1.700%, 09/09/21	1,000,000	954,705
Continental Airlines Pass-Through Trust , Ser 2012-2, Cl A
4.000%, 10/29/24	220,178	221,048
Continental Airlines Pass-Through Trust , Ser 2000-1, Cl A
8.048%, 11/01/20	125,845	131,986
Daimler Finance North America
2.000%, 07/06/21(A)	1,000,000	956,385
El Puerto de Liverpool
3.875%, 10/06/26(A)	390,000	366,112
Ford Motor Credit
8.125%, 01/15/20	225,000	239,785
5.750%, 02/01/21	645,000	675,057
3.470%, 04/05/21	200,000	198,424
3.336%, 03/18/21	200,000	197,852
2.375%, 03/12/19	500,000	498,809
GameStop
5.500%, 10/01/19(A)	210,000	210,263
General Motors
5.000%, 04/01/35	200,000	191,660
General Motors Financial
3.200%, 07/13/20	225,000	224,292
2.650%, 04/13/20	180,000	177,928
GLP Capital
5.375%, 04/15/26	60,000	60,966
Home Depot
3.900%, 06/15/47	250,000	243,600
Hyundai Capital America MTN
3.000%, 10/30/20(A)	260,000	256,083
KFC Holding
5.000%, 06/01/24(A)	55,000	54,450
Lowe’s
4.050%, 05/03/47	250,000	244,039
SACI Falabella
3.750%, 04/30/23(A)	200,000	199,460
Southwest Airlines
3.450%, 11/16/27	375,000	354,145
Walgreen
4.400%, 09/15/42	220,000	198,361
Walmart
4.750%, 10/02/43	500,000	547,421
3.550%, 06/26/25	275,000	277,530

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value
CONSUMER DISCRETIONARY (continued)
2.650%, 12/15/24	$400,000	$382,536
Whirlpool MTN
4.850%, 06/15/21	205,000	212,520

		8,825,216

CONSUMER STAPLES — 5.1%
Abbott Laboratories
3.750%, 11/30/26	785,000	780,662
AbbVie
3.600%, 05/14/25	250,000	243,852
Aetna
2.800%, 06/15/23	225,000	215,563
Allergan Funding SCS
4.850%, 06/15/44	125,000	123,289
Allergan Sales
5.000%, 12/15/21(A)	100,000	103,851
Amgen
4.400%, 05/01/45	390,000	383,634
3.625%, 05/15/22	500,000	504,202
Anheuser-Busch InBev Finance
4.900%, 02/01/46	115,000	120,013
4.700%, 02/01/36	250,000	258,203
2.625%, 01/17/23	750,000	723,049
Anheuser-Busch InBev Worldwide
4.000%, 04/13/28	125,000	124,759
Anthem
3.650%, 12/01/27	190,000	181,044
2.500%, 11/21/20	250,000	246,238
Archer-Daniels-Midland
2.500%, 08/11/26	500,000	458,586
Bacardi
5.300%, 05/15/48(A)	65,000	63,259
4.700%, 05/15/28(A)	65,000	64,465
Bausch Health
5.875%, 05/15/23(A)	105,000	100,853
5.500%, 11/01/25(A)	39,000	39,070
Bayer US Finance
2.375%, 10/08/19(A)	300,000	297,757
Bayer US Finance II
4.375%, 12/15/28(A)	250,000	252,653
4.250%, 12/15/25(A)	250,000	252,816
Becton Dickinson
2.894%, 06/06/22	125,000	121,371
2.404%, 06/05/20	125,000	122,911
Biogen
2.900%, 09/15/20	60,000	59,727
Bunge Finance
3.250%, 08/15/26	250,000	228,082
Campbell Soup
3.300%, 03/15/21	190,000	188,884
Cardtronics
5.500%, 05/01/25(A)	35,000	31,150
Catalent Pharma Solutions
4.875%, 01/15/26(A)	24,000	23,520
Celgene
5.000%, 08/15/45	250,000	252,106
3.875%, 08/15/25	250,000	246,838

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
July 31, 2018
(unaudited)

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value
CONSUMER STAPLES (continued)
Centene
5.625%, 02/15/21	$20,000	$20,437
4.750%, 05/15/22	8,000	8,090
4.750%, 01/15/25	22,000	21,973
Central Garden & Pet
6.125%, 11/15/23	14,000	14,385
5.125%, 02/01/28	50,000	46,750
CHS
8.625%, 01/15/24(A)	18,000	18,608
6.250%, 03/31/23	21,000	19,530
Cielo
3.750%, 11/16/22(A)	250,000	238,125
Cigna
3.050%, 10/15/27	175,000	159,194
CK Hutchison International 16
2.750%, 10/03/26(A)	200,000	180,286
Clorox
3.900%, 05/15/28	250,000	248,830
CVS Health
5.125%, 07/20/45	200,000	208,098
5.050%, 03/25/48	690,000	715,045
2.800%, 07/20/20	1,000,000	990,477
Equifax
7.000%, 07/01/37	20,000	23,541
3.300%, 12/15/22	55,000	53,718
ERAC USA Finance
2.700%, 11/01/23(A)	1,000,000	943,282
Express Scripts Holding
3.000%, 07/15/23	500,000	476,990
First Quality Finance
5.000%, 07/01/25(A)	78,000	71,955
Fresenius Medical Care US Finance II
6.500%, 09/15/18(A)	200,000	200,761
5.625%, 07/31/19(A)	165,000	168,932
General Mills
3.700%, 10/17/23	315,000	313,966
Gilead Sciences
4.000%, 09/01/36	250,000	242,666
3.500%, 02/01/25	562,000	554,986
HCA
6.500%, 02/15/20	40,000	41,632
5.250%, 04/15/25	117,000	119,559
4.750%, 05/01/23	50,000	50,650
Hologic
4.375%, 10/15/25(A)	25,000	24,180
IHS Markit
5.000%, 11/01/22(A)	37,000	37,988
4.750%, 08/01/28	125,000	124,485
4.000%, 03/01/26(A)	64,000	60,915
Johnson & Johnson
3.500%, 01/15/48	250,000	235,581
Kaiser Foundation Hospitals
3.150%, 05/01/27	250,000	239,369
Kraft Heinz Foods
6.125%, 08/23/18	650,000	651,253
4.625%, 01/30/29	350,000	349,717
3.950%, 07/15/25	100,000	98,109

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value
CONSUMER STAPLES (continued)
Kroger
2.650%, 10/15/26	$250,000	$222,749
Medtronic
3.500%, 03/15/25	500,000	497,985
Molina Healthcare
5.375%, 11/15/22	35,000	35,700
Mondelez International Holdings Netherlands BV
1.625%, 10/28/19(A)	350,000	344,048
PepsiCo
4.000%, 05/02/47	500,000	497,033
Pfizer
4.000%, 12/15/36	500,000	501,070
Post Holdings
5.625%, 01/15/28(A)	50,000	47,625
Procter & Gamble
3.500%, 10/25/47	250,000	228,802
Providence St. Joseph Health Obligated Group
3.744%, 10/01/47	175,000	161,413
2.746%, 10/01/26	335,000	310,508
Service International
4.625%, 12/15/27	62,000	58,900
Shire Acquisitions Investments Ireland
2.875%, 09/23/23	500,000	472,286
1.900%, 09/23/19	390,000	384,737
Stanford Health Care
3.795%, 11/15/48	250,000	237,103
Stryker
3.650%, 03/07/28	100,000	97,500
Sysco
3.250%, 07/15/27	250,000	235,590
Teleflex
4.625%, 11/15/27	32,000	30,480
Tenet Healthcare
4.500%, 04/01/21	83,000	83,208
4.375%, 10/01/21	25,000	24,906
Teva Pharmaceutical Finance Netherlands III BV
1.700%, 07/19/19	175,000	171,669
Thermo Fisher Scientific
2.950%, 09/19/26	300,000	278,007
Tyson Foods
2.650%, 08/15/19	275,000	274,287
UnitedHealth Group
4.750%, 07/15/45	170,000	185,751
Universal Health Services
4.750%, 08/01/22(A)	230,000	231,725
Valeant Pharmaceuticals International
9.250%, 04/01/26(A)	19,000	20,211
WellCare Health Plans
5.250%, 04/01/25	54,000	54,338
Zimmer Biomet Holdings
3.076%, 03/19/21	190,000	190,249

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
July 31, 2018
(unaudited)

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value
CONSUMER STAPLES (continued)
Zoetis
3.250%, 02/01/23	$385,000	$378,822

		21,043,172

ENERGY — 2.0%
Abu Dhabi Crude Oil Pipeline
4.600%, 11/02/47(A)	200,000	193,760
Canadian Natural Resources
3.850%, 06/01/27	50,000	48,771
Chevron
2.566%, 05/16/23	450,000	435,586
CNPC General Capital
3.950%, 04/19/22(A)	200,000	201,097
ConocoPhillips
4.150%, 11/15/34	250,000	249,514
CrownRock
5.625%, 10/15/25(A)	18,000	17,370
Diamondback Energy
4.750%, 11/01/24	38,000	36,860
Dolphin Energy
5.500%, 12/15/21(A)	400,000	421,520
Energy Transfer Equity
5.500%, 06/01/27	76,000	77,900
Energy Transfer Partners
6.050%, 06/01/41	460,000	474,860
Ensco
5.750%, 10/01/44	80,000	58,200
4.500%, 10/01/24	105,000	88,856
EOG Resources
2.625%, 03/15/23	406,000	390,505
EQT Midstream Partners
4.125%, 12/01/26	275,000	256,616
Gulfport Energy
6.375%, 05/15/25	14,000	13,580
Kinder Morgan
5.625%, 11/15/23(A)	400,000	428,796
Kinder Morgan Energy Partners
5.800%, 03/15/35	200,000	213,130
4.300%, 05/01/24	35,000	35,354
MEG Energy
7.000%, 03/31/24(A)	40,000	36,150
Nabors Industries
5.500%, 01/15/23	175,000	168,653
5.100%, 09/15/23	265,000	247,775
Newfield Exploration
5.750%, 01/30/22	35,000	36,487
Occidental Petroleum
3.000%, 02/15/27	500,000	476,732
Parsley Energy
5.375%, 01/15/25(A)	61,000	60,695
Pertamina Persero MTN
5.625%, 05/20/43(A)	295,000	293,340
Petrobras Global Finance BV
6.850%, 06/05/15	300,000	270,345
5.625%, 05/20/43	70,000	60,270
5.299%, 01/27/25(A)	21,000	20,073

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value
ENERGY (continued)
Phillips 66
4.300%, 04/01/22	$500,000	$514,070
Plains All American Pipeline
4.650%, 10/15/25	140,000	140,807
QEP Resources
5.250%, 05/01/23	210,000	206,850
Range Resources
5.000%, 03/15/23	105,000	100,669
4.875%, 05/15/25	40,000	37,050
Rockies Express Pipeline
5.625%, 04/15/20(A)	60,000	61,734
Ruby Pipeline
6.000%, 04/01/22(A)	223,485	229,041
Shell International Finance BV
1.750%, 09/12/21	1,000,000	960,958
SM Energy
6.750%, 09/15/26	5,000	5,088
6.500%, 01/01/23	110,000	111,650
5.625%, 06/01/25	85,000	82,769
5.000%, 01/15/24	5,000	4,812
Sunoco Logistics Partners Operations
5.400%, 10/01/47	189,000	182,451
TC PipeLines
4.650%, 06/15/21	400,000	406,248
Thaioil Treasury Center MTN
4.875%, 01/23/43(A)	200,000	205,183
Transocean Guardian
5.875%, 01/15/24(A)	105,000	106,050
Transocean Pontus
6.125%, 08/01/25(A)	25,000	25,469
Transocean Proteus
6.250%, 12/01/24(A)	31,450	32,079
Ultrapar International
5.250%, 10/06/26(A)	480,000	456,240
Williams Partners
5.250%, 03/15/20	100,000	102,965
3.600%, 03/15/22	150,000	149,464
WPX Energy
5.750%, 06/01/26	18,000	18,045

		9,452,487

FINANCIALS — 11.1%
AerCap Ireland Capital DAC
4.500%, 05/15/21	190,000	193,203
Air Lease
4.750%, 03/01/20	105,000	106,899
2.125%, 01/15/20	150,000	147,338
Ally Financial
3.750%, 11/18/19	235,000	235,000
American Campus Communities Operating Partnership
3.625%, 11/15/27	200,000	187,470
American Express Credit MTN
2.700%, 03/03/22	750,000	732,605

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
July 31, 2018
(unaudited)

CORPORATE OBLIGATIONS (continued)

	Face Amount(1)		Value
FINANCIALS (continued)
American Tower
3.550%, 07/15/27		$500,000	$466,630
3.000%, 06/15/23		125,000	119,968
Ardonagh Midco 3
8.625%, 07/15/23(A)		200,000	205,000
Banco Santander Chile
3.875%, 09/20/22(A)		380,000	379,817
Bangkok Bank MTN
3.300%, 10/03/18(A)		350,000	350,023
Bank of America
7.625%, 06/01/19		600,000	623,457
4.271%, 07/23/29		525,000	525,939
3.419%, 12/20/28		842,000	791,841
3.004%, 12/20/23		70,000	67,938
2.738%, 01/23/22		185,000	181,749
Bank of America MTN
3.970%, 03/05/29		500,000	490,279
3.499%, 05/17/22		400,000	399,641
3.300%, 01/11/23		500,000	493,546
3.093%, 10/01/25		250,000	238,074
2.369%, 07/21/21		565,000	554,218
Bank of Montreal MTN
3.100%, 04/13/21		140,000	139,601
Bank of New York Mellon MTN
3.500%, 04/28/23		500,000	499,720
Bank of Thailand Bond
1.770%, 03/27/20	THB	1,300,000	39,068
1.590%, 02/20/19	THB	67,230,000	2,021,309
1.490%, 08/28/19	THB	63,610,000	1,909,199
Barclays
2.875%, 06/08/20		610,000	602,841
BB&T
5.250%, 11/01/19		1,000,000	1,026,267
Boston Properties
3.200%, 01/15/25		250,000	237,263
3.125%, 09/01/23		225,000	218,608
Capital One
2.250%, 09/13/21		500,000	479,662
Capital One Bank USA
3.375%, 02/15/23		500,000	487,322
Citibank
3.400%, 07/23/21		315,000	315,079
3.050%, 05/01/20		565,000	563,944
Citigroup
3.750%, 06/16/24		500,000	494,797
2.700%, 03/30/21		635,000	623,913
2.500%, 09/26/18		200,000	200,036
2.050%, 12/07/18		350,000	349,581
Crown Castle International
3.200%, 09/01/24		150,000	142,554
Education Realty Operating Partnership
4.600%, 12/01/24		200,000	198,644
ERP Operating
3.250%, 08/01/27		250,000	237,348
Farmers Insurance Exchange
8.625%, 05/01/24(A)		315,000	376,705

CORPORATE OBLIGATIONS (continued)

	Face Amount(1)		Value
FINANCIALS (continued)
Fifth Third Bancorp
3.950%, 03/14/28		$250,000	$245,820
GE Capital International Funding Unlimited
4.418%, 11/15/35		175,000	170,505
Goldman Sachs Bank USA NY
3.200%, 06/05/20		515,000	515,969
Goldman Sachs Group
6.750%, 10/01/37		140,000	171,195
3.750%, 05/22/25		500,000	489,316
3.691%, 06/05/28		290,000	276,358
3.272%, 09/29/25		190,000	181,515
2.600%, 04/23/20		405,000	400,917
2.550%, 10/23/19		400,000	397,991
Goldman Sachs Group MTN
7.500%, 02/15/19		175,000	179,516
6.000%, 06/15/20		55,000	57,651
HCP
2.625%, 02/01/20		400,000	395,909
HSBC Holdings
4.300%, 03/08/26		500,000	505,132
Intercontinental Exchange
2.750%, 12/01/20		1,007,000	998,420
International Lease Finance
8.250%, 12/15/20		30,000	32,968
7.125%, 09/01/18(A)		400,000	401,379
6.250%, 05/15/19		600,000	615,173
5.875%, 04/01/19		35,000	35,664
5.875%, 08/15/22		40,000	42,562
iStar
6.500%, 07/01/21		200,000	204,000
JPMorgan Chase
4.625%, 05/10/21		530,000	547,596
4.350%, 08/15/21		400,000	410,838
4.250%, 10/15/20		55,000	56,136
3.875%, 09/10/24		500,000	495,102
3.540%, 05/01/28		400,000	383,426
3.220%, 03/01/25		505,000	487,743
2.550%, 10/29/20		530,000	522,640
JPMorgan Chase Bank
2.605%, 02/13/20		500,000	500,627
2.604%, 02/01/21		500,000	495,627
KeyCorp MTN
2.900%, 09/15/20		1,000,000	991,429
Korea Monetary Stabilization Bond
1.250%, 08/02/18	KRW	4,000,000,000	3,575,617
Liberty Property
4.750%, 10/01/20		350,000	358,321
Lloyds Banking Group
4.344%, 01/09/48		330,000	289,725
3.100%, 07/06/21		200,000	197,436
2.907%, 11/07/23		200,000	190,518
Macquarie Bank MTN
2.600%, 06/24/19(A)		225,000	224,400
Metropolitan Life Global Funding I
1.550%, 09/13/19(A)		1,000,000	984,500

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
July 31, 2018
(unaudited)

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value
FINANCIALS (continued)
MGM Growth Properties Operating Partnership
5.625%, 05/01/24	$30,000	$30,675
Morgan Stanley
3.155%, 02/14/20	575,000	576,639
2.800%, 06/16/20	650,000	644,939
Morgan Stanley MTN
5.625%, 09/23/19	500,000	514,641
3.700%, 10/23/24	300,000	296,757
3.277%, 07/22/22	275,000	277,363
3.125%, 07/27/26	500,000	466,582
National Rural Utilities Cooperative Finance
4.750%, 04/30/43	175,000	176,716
3.400%, 02/07/28	425,000	412,819
Nationwide Mutual Insurance
4.631%, 12/15/24(A)	400,000	399,986
Navient MTN
8.000%, 03/25/20	175,000	184,625
PNC Bank
3.100%, 10/25/27	250,000	236,110
PNC Financial Services Group
5.125%, 02/08/20	300,000	308,928
Quicken Loans
5.750%, 05/01/25(A)	200,000	199,300
Radian Group
4.500%, 10/01/24	85,000	82,450
Raymond James Financial
4.950%, 07/15/46	175,000	178,093
Santander UK
3.400%, 06/01/21	200,000	200,089
2.350%, 09/10/19	250,000	248,379
Santander UK Group Holdings
5.625%, 09/15/45(A)	200,000	209,675
2.875%, 08/05/21	200,000	195,305
SBA Communications
4.875%, 09/01/24	38,000	36,765
4.000%, 10/01/22	65,000	62,908
SL Green Operating Partnership
3.250%, 10/15/22	125,000	121,380
Springleaf Finance
5.250%, 12/15/19	370,000	376,013
SunTrust Banks
4.000%, 05/01/25	250,000	250,252
Teachers Insurance & Annuity Association of America
4.375%, 09/15/54(A)	350,000	346,752
U.S. Bancorp MTN
3.150%, 04/27/27	500,000	477,597
Ventas Realty
3.250%, 10/15/26	450,000	413,608
VEREIT Operating Partnership
3.000%, 02/06/19	55,000	54,980
WEA Finance
3.250%, 10/05/20 (A)	250,000	248,915

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value
FINANCIALS (continued)
Wells Fargo
3.069%, 01/24/23	$500,000	$488,286
3.000%, 04/22/26	190,000	177,412
3.000%, 10/23/26	550,000	511,256
Wells Fargo MTN
3.584%, 05/22/28	200,000	192,239
3.550%, 09/29/25	300,000	292,653
Wells Fargo Bank
3.325%, 07/23/21	315,000	315,267
2.400%, 01/15/20	500,000	495,332
Wells Fargo Bank MTN
2.150%, 12/06/19	285,000	281,923
Welltower
5.250%, 01/15/22	275,000	286,905
Westpac Banking
2.150%, 03/06/20	1,000,000	985,035

		47,939,286

INDUSTRIALS — 2.3%
3M MTN
3.125%, 09/19/46	250,000	213,876
Amcor Finance USA
3.625%, 04/28/26(A)	200,000	189,435
BAE Systems Holdings
6.375%, 06/01/19(A)	250,000	256,919
Berry Global
4.500%, 02/15/26(A)	40,000	37,600
Boeing
3.650%, 03/01/47	250,000	238,233
Burlington Northern Santa Fe
3.900%, 08/01/46	500,000	483,506
Clean Harbors
5.125%, 06/01/21	80,000	80,200
CNH Industrial Capital
4.375%, 04/05/22	120,000	120,750
Crown Americas
4.250%, 09/30/26	30,000	27,141
CSX
4.750%, 05/30/42	250,000	259,546
Eaton
3.103%, 09/15/27	800,000	748,715
2.750%, 11/02/22	500,000	485,836
Embraer Netherlands Finance BV
5.050%, 06/15/25	190,000	192,185
FedEx
4.050%, 02/15/48	250,000	230,810
3.875%, 08/01/42	250,000	228,357
Ferreycorp SAA
4.875%, 04/26/20(A)	123,000	123,615
GATX
3.250%, 09/15/26	250,000	230,131
General Dynamics
1.875%, 08/15/23	500,000	463,338
General Electric MTN
5.300%, 02/11/21	35,000	36,630
General Electric
4.125%, 10/09/42	250,000	231,484

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
July 31, 2018
(unaudited)

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value
INDUSTRIALS (continued)
Graphic Packaging International
4.125%, 08/15/24	$85,000	$82,450
Itron
5.000%, 01/15/26(A)	37,000	35,242
Koppers
6.000%, 02/15/25(A)	50,000	50,100
L3 Technologies
4.400%, 06/15/28	190,000	191,976
Lockheed Martin
4.500%, 05/15/36	250,000	262,545
Molex Electronic Technologies
3.900%, 04/15/25(A)	87,000	85,566
Multi-Color
4.875%, 11/01/25(A)	40,000	37,100
Norfolk Southern
4.450%, 06/15/45	250,000	255,455
Northrop Grumman
3.250%, 01/15/28	440,000	417,078
Owens Corning
4.200%, 12/01/24	95,000	93,553
PerkinElmer
5.000%, 11/15/21	205,000	212,246
Republic Services
3.550%, 06/01/22	250,000	250,770
Sealed Air
4.875%, 12/01/22(A)	55,000	55,481
TTX MTN
3.900%, 02/01/45(A)	400,000	370,428
Union Pacific
4.150%, 01/15/45	250,000	241,269
3.950%, 09/10/28	125,000	126,699
United Technologies
4.500%, 06/01/42	250,000	251,173
3.750%, 11/01/46	425,000	381,561
Votorantim Cimentos
7.250%, 04/05/41(A)	345,000	354,384
Waste Management
3.500%, 05/15/24	250,000	247,585
WestRock RKT
3.500%, 03/01/20	200,000	199,882

		9,080,850

INFORMATION TECHNOLOGY — 0.7%
Broadcom
2.375%, 01/15/20	325,000	320,443
Change Healthcare Holdings
5.750%, 03/01/25(A)	27,000	26,122
Dell International
3.480%, 06/01/19(A)	250,000	250,817
First Data
5.000%, 01/15/24(A)	52,000	52,552
Hewlett Packard Enterprise
6.200%, 10/15/35	210,000	216,866
3.600%, 10/15/20	195,000	196,157
Intel
2.875%, 05/11/24	500,000	486,297

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value
INFORMATION TECHNOLOGY (continued)
Microchip Technology
4.333%, 06/01/23(A)	$95,000	$94,968
Microsoft
2.400%, 02/06/22	1,000,000	978,532
MSCI
4.750%, 08/01/26(A)	25,000	24,687
Oracle
2.950%, 11/15/24	250,000	242,311

		2,889,752

MATERIALS — 1.2%
Air Liquide Finance
2.500%, 09/27/26(A)	500,000	454,762
Albemarle
4.150%, 12/01/24	250,000	251,969
Axalta Coating Systems
4.875%, 08/15/24(A)	150,000	148,500
Braskem America Finance
7.125%, 07/22/41(A)	280,000	324,100
Dow Chemical
8.550%, 05/15/19	250,000	260,800
Freeport-McMoRan
3.550%, 03/01/22	340,000	329,375
International Paper
3.800%, 01/15/26	250,000	244,228
Methanex
5.250%, 03/01/22	180,000	184,154
Mexichem
6.750%, 09/19/42(A)	205,000	219,967
OCP
5.625%, 04/25/24(A)	200,000	208,807
Sherwin-Williams
3.125%, 06/01/24	250,000	240,182
Southern Copper
5.875%, 04/23/45	160,000	176,270
Suzano Austria GmbH
5.750%, 07/14/26(A)	245,000	254,481
Syngenta Finance
3.698%, 04/24/20(A)	245,000	244,637
Valvoline
5.500%, 07/15/24	80,000	80,800

		3,623,032

TELECOMMUNICATION SERVICES — 2.1%
21st Century Fox America
3.700%, 10/15/25	250,000	247,398
Altice US Finance I
5.500%, 05/15/26(A)	200,000	196,522
Amazon.com
4.250%, 08/22/57	340,000	343,606
3.875%, 08/22/37	250,000	248,759
AMC Networks
4.750%, 08/01/25	95,000	91,200
AT&T
5.700%, 03/01/57	130,000	131,538
5.450%, 03/01/47	155,000	156,222
5.250%, 03/01/37	340,000	340,381
4.800%, 06/15/44	200,000	184,763
4.750%, 05/15/46	325,000	297,993

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
July 31, 2018
(unaudited)

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value
TELECOMMUNICATION SERVICES (continued)
4.500%, 03/09/48	$60,000	$52,763
4.350%, 06/15/45	10,000	8,671
3.900%, 03/11/24	250,000	248,514
Bharti Airtel International Netherlands BV
5.350%, 05/20/24(A)	435,000	437,148
CBS
2.900%, 01/15/27	250,000	223,347
2.300%, 08/15/19	500,000	496,809
CCO Holdings
5.125%, 05/01/27(A)	65,000	62,055
5.000%, 02/01/28(A)	14,000	13,151
Cisco Systems
1.850%, 09/20/21	1,000,000	965,963
Colombia Telecomunicaciones ESP
5.375%, 09/27/22(A)	200,000	201,250
Comcast
3.150%, 02/15/28	350,000	326,761
CSC Holdings
8.625%, 02/15/19	100,000	102,625
Discovery Communications
5.200%, 09/20/47	110,000	108,311
5.000%, 09/20/37	110,000	107,832
Embarq
7.995%, 06/01/36	205,000	192,700
EW Scripps
5.125%, 05/15/25(A)	30,000	28,228
Intelsat Jackson Holdings
9.750%, 07/15/25(A)	65,000	69,469
Level 3 Financing
5.125%, 05/01/23	40,000	39,600
Myriad International Holdings BV
6.000%, 07/18/20(A)	355,000	371,174
4.850%, 07/06/27(A)	200,000	199,373
NBCUniversal Enterprise
5.250%, 03/29/49(A)	170,000	171,700
Ooredoo International Finance MTN
3.250%, 02/21/23(A)	200,000	195,065
Sprint
7.625%, 03/01/26	117,000	121,387
Sprint Capital
6.875%, 11/15/28	142,000	136,675
Sprint Communications
9.000%, 11/15/18(A)	186,000	189,162
Sprint Spectrum
5.152%, 03/20/28(A)	250,000	248,125
3.360%, 09/20/21(A)	162,500	161,687
TEGNA
6.375%, 10/15/23	60,000	61,950
Telefonica Emisiones SAU
5.462%, 02/16/21	210,000	219,942
Time Warner Cable
5.875%, 11/15/40	200,000	200,031
4.500%, 09/15/42	225,000	192,365
T-Mobile USA
4.750%, 02/01/28	90,000	83,448
4.500%, 02/01/26	30,000	28,200

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value
TELECOMMUNICATION SERVICES (continued)
Verizon Communications
5.250%, 03/16/37	$430,000	$461,150
4.862%, 08/21/46	200,000	200,259
4.500%, 08/10/33	185,000	183,505
4.329%, 09/21/28(A)	105,000	105,781
4.272%, 01/15/36	250,000	239,001
3.125%, 03/16/22	150,000	148,220
Vodafone Group
4.375%, 05/30/28	125,000	125,124
Warner Media
3.600%, 07/15/25	250,000	240,581
2.100%, 06/01/19	500,000	497,362
Zayo Group
5.750%, 01/15/27(A)	37,000	36,630

		10,741,476

UTILITIES — 1.9%
Acwa Power Management And Investments One
5.950%, 12/15/39(A)	330,000	330,759
AmeriGas Partners
5.500%, 05/20/25	20,000	19,350
Baltimore Gas & Electric
3.500%, 08/15/46	500,000	448,427
Cometa Energia
6.375%, 04/24/35(A)	505,000	496,794
Connecticut Light & Power
4.000%, 04/01/48	250,000	248,527
Duke Energy Carolinas
4.250%, 12/15/41	500,000	506,284
3.750%, 06/01/45	290,000	271,198
Duke Energy Florida
3.400%, 10/01/46	500,000	439,249
Enel Americas
4.000%, 10/25/26	40,000	38,302
Enel Generacion Chile
4.250%, 04/15/24	45,000	44,946
Entergy Texas
7.125%, 02/01/19	400,000	408,045
Florida Power & Light
3.950%, 03/01/48	190,000	188,287
Georgia Power
4.300%, 03/15/43	250,000	247,535
HKCG Finance
6.250%, 08/07/18(A)	200,000	200,082
Indiana Michigan Power
7.000%, 03/15/19	200,000	205,244
Infraestructura Energetica Nova
4.875%, 01/14/48(A)	200,000	174,500
ITC Holdings
3.650%, 06/15/24	204,000	200,076
Kansas City Power & Light
3.150%, 03/15/23	300,000	291,372
Metropolitan Edison
4.000%, 04/15/25(A)	400,000	395,915
NextEra Energy Capital Holdings
2.843%, 05/04/21	310,000	309,836

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
July 31, 2018
(unaudited)

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value
UTILITIES (continued)
NextEra Energy Operating Partners
4.500%, 09/15/27(A)	$35,000	$32,944
NiSource
2.650%, 11/17/22	150,000	143,852
PacifiCorp
5.750%, 04/01/37	250,000	301,811
PNM Resources
3.250%, 03/09/21	190,000	188,608
Public Service Electric & Gas MTN
4.000%, 06/01/44	500,000	483,234
Public Service of Colorado
4.100%, 06/15/48	250,000	251,674
Public Service of Oklahoma
4.400%, 02/01/21	300,000	307,310
Southern Gas Capital
2.450%, 10/01/23	400,000	374,812
Transelec
4.250%, 01/14/25(A)	200,000	197,752
Virginia Electric & Power
4.450%, 02/15/44	250,000	257,225

		8,003,950

Total Corporate Obligations (Cost $125,313,642)		121,599,221

MORTGAGE-BACKED SECURITIES — 20.7%

	Face Amount	Value
AGENCY MORTGAGE-BACKED OBLIGATIONS — 18.7%
FHLMC
4.500%, 05/01/47	1,698,067	1,761,795
4.000%, 05/01/46	4,378,376	4,463,375
3.500%, 01/01/48	15,841,919	15,770,991
3.000%, 07/01/45	5,739,761	5,538,828
2.500%, 05/01/28	649,936	632,799
FHLMC Multifamily Structured Pass-Through Certificates, Ser K058, Cl A2
2.653%, 08/25/26	30,000	28,429
FHLMC Multifamily Structured Pass-Through Certificates, Ser K061, Cl A2
3.347%, 11/25/26(B)	90,000	89,352
FHLMC Multifamily Structured Pass-Through Certificates, Ser K062, Cl A2
3.413%, 12/25/26	65,000	64,830
FHLMC Multifamily Structured Pass-Through Certificates, Ser K063, Cl A2
3.430%, 01/25/27(B)	70,000	69,854
FHLMC Multifamily Structured Pass-Through Certificates, Ser K725, Cl A2
3.002%, 01/25/24	105,000	103,864
FHLMC Multifamily Structured Pass-Through Certificates, Ser K727, Cl A2
2.946%, 07/25/24	155,000	152,498

MORTGAGE-BACKED SECURITIES (continued)

	Face Amount	Value
AGENCY MORTGAGE-BACKED OBLIGATIONS (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF34, Cl A
2.450%, VAR LIBOR USD 1 Month+0.360%, 08/25/24	$254,935	$255,610
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF39, Cl A
2.203%, VAR LIBOR USD 1 Month+0.320%, 11/25/24	599,946	600,134
FHLMC Multifamily Structured Pass-Through Certificates, Ser KPLB, Cl A
2.770%, 05/25/25	105,000	101,407
FHLMC TBA
4.500%, 08/15/36	1,675,000	1,736,650
FHLMC, Ser 2016-4639, Cl HZ
2.750%, 04/15/53	402,303	358,352
FNMA
4.500%, 06/01/46	1,625,148	1,692,241
4.381%, 06/01/21	402,665	414,829
4.000%, 02/01/48	6,214,825	6,323,977
3.950%, 11/01/25	224,467	231,433
3.500%, 05/01/46	7,617,796	7,566,459
3.460%, 06/01/25	264,704	265,721
3.260%, 09/01/24	200,634	199,363
3.250%, 06/01/29	240,000	233,831
3.201%, 09/01/27	228,792	224,823
3.190%, 06/01/25	202,340	200,101
3.170%, 02/01/30	253,205	244,458
3.110%, 02/01/28	215,000	207,807
3.020%, 06/01/28	245,950	236,265
3.010%, 04/01/28	215,000	205,909
3.000%, 03/01/32	7,424,020	7,214,958
2.960%, 04/01/27	202,502	195,951
2.950%, 06/01/31	220,000	205,029
2.900%, 12/01/27	75,000	71,326
2.880%, 12/01/27	50,000	47,475
2.780%, 05/01/28	215,000	202,288
2.710%, 12/01/27	187,700	177,428
2.500%, 04/01/45	3,878,198	3,689,465
2.000%, 01/01/24	1,142,773	1,111,888
FNMA TBA
4.500%, 09/01/33	2,385,000	2,473,879
4.000%, 08/13/39	921,000	935,519
3.500%, 08/01/40	1,145,000	1,134,470
3.000%, 08/25/26	1,470,000	1,438,326
FNMA, Ser 2015-M15, Cl A2
2.923%, 10/25/25(B)	205,000	198,811
FNMA, Ser 2015-M17, Cl A2
2.938%, 11/25/25(B)	90,000	87,598
FNMA, Ser 2016-M4, Cl A2
2.576%, 03/25/26	145,000	136,824
FNMA, Ser 2017-66, Cl BA
3.000%, 03/25/47	953,760	926,018
FNMA, Ser 2017-M3, Cl A2
2.486%, 12/25/26(B)	110,000	102,523
FNMA, Ser 2018-M1, Cl A2
3.086%, 12/25/27(B)	65,000	62,217
FNMA, Ser M11, Cl FA
2.555%, VAR LIBOR USD 1 Month+0.470%, 09/25/24	554,446	555,839

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
July 31, 2018
(unaudited)

MORTGAGE-BACKED SECURITIES (continued)

	Face Amount	Value
AGENCY MORTGAGE-BACKED OBLIGATIONS (continued)
GNMA
5.000%, 04/20/47	$392,806	$412,310
4.620%, 10/20/65(B)	946,919	959,910
4.500%, 06/20/47	1,243,511	1,292,806
4.399%, 04/20/63(B)	834,236	847,804
4.000%, 11/20/47	299,271	306,227
3.500%, 06/20/46	1,735,207	1,737,700
3.000%, 10/20/46	731,709	715,293
GNMA TBA
5.000%, 08/01/33	285,000	298,805
4.000%, 08/01/39	300,000	306,703
3.500%, 08/15/41	565,000	565,243
3.000%, 08/15/42	705,000	687,292
GNMA, Ser 2015-H13, Cl FG
2.405%, VAR ICE LIBOR USD 1 Month+0.400%, 04/20/65	69,662	69,694

		79,143,604

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — 2.0%
American Home Mortgage Investment Trust, Ser 2005-1, Cl 6A
4.168%, VAR ICE LIBOR USD 6 Month+2.000%, 06/25/45	444,283	456,575
BAMLL Commercial Mortgage Securities Trust, Ser 2012- PARK, Cl A
2.959%, 12/10/30(A)	105,000	103,138
BBCMS Trust, Ser 2013-TYSN, Cl A2
3.756%, 09/05/32(A)	110,000	111,065
BB-UBS Trust, Ser 2012-TFT, Cl A
2.892%, 06/05/30(A)	360,000	352,651
Bear Stearns Mortgage Funding Trust, Ser 2006- AR4, Cl A1
2.082%, VAR ICE LIBOR USD 1 Month+0.210%, 12/25/36	418,302	403,072
Bear Stearns Mortgage Funding Trust, Ser 2007- AR5, Cl 1A1A
2.067%, VAR ICE LIBOR USD 1 Month+0.170%, 06/25/47	505,674	468,627
CGRBS Commercial Mortgage Trust, Ser 2013-VN05, Cl A
3.369%, 03/13/35(A)	125,000	124,166
Citigroup Mortgage Loan Trust, Ser 2005-3, Cl 2A4
3.556%, 08/25/35(B)	375,958	330,492
COMM Mortgage Trust, Ser 2014-UBS5, Cl A4
3.838%, 09/10/47	310,000	313,391
COMM Mortgage Trust, Ser 2016-SAVA, Cl A
3.460%, VAR LIBOR USD 1 Month+1.720%, 10/15/34(A)	134,603	134,603

MORTGAGE-BACKED SECURITIES (continued)

	Face Amount	Value
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS (continued)
COMM Mortgage Trust, Ser 2016-SAVA, Cl C
3.550%, VAR LIBOR USD 1 Month+3.000%, 10/15/34(A)	$100,000	$100,250
Core Industrial Trust, Ser 2015-CALW, Cl A
3.040%, 02/10/34(A)	125,000	123,918
Core Industrial Trust, Ser 2015-TEXW, Cl A
3.077%, 02/10/34(A)	120,000	119,029
GS Mortgage Securities Trust, Ser 2012-ALOH, Cl A
3.551%, 04/10/34(A)	110,000	110,556
GS Mortgage Securities Trust, Ser 2012-SHOP, Cl A
2.933%, 06/05/31(A)	120,000	120,061
HarborView Mortgage Loan Trust, Ser 2006-10, Cl 1A1A
2.096%, VAR ICE LIBOR USD 1 Month+0.200%, 11/19/36	620,938	545,018
Homestar Mortgage Acceptance, Ser 2004-3, Cl AV2C
2.452%, VAR ICE LIBOR USD 1 Month+0.580%, 07/25/34	114,974	115,260
JPMBB Commercial Mortgage Securities Trust, Ser 2014- C18, Cl A3
3.578%, 02/15/47	265,000	264,929
JPMBB Commercial Mortgage Securities Trust, Ser 2014- C22, Cl A4
3.801%, 09/15/47	330,000	333,970
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-HSBC, Cl A
3.093%, 07/05/32(A)	122,125	121,112
Morgan Stanley BAML Trust, Ser 2014-C18, Cl ASB
3.621%, 02/15/24	235,000	236,616
Morgan Stanley Capital I Trust, Ser 2014-CPT, Cl A
3.350%, 07/13/29(A)	105,000	105,195
Sequoia Mortgage Trust, Ser 2017-CH2, Cl A10
4.000%, 12/25/47(A)(B)	75,671	76,128
Sequoia Mortgage Trust, Ser 2018-CH1, Cl A1
4.000%, 02/25/48(A)(B)	104,197	104,464
Sequoia Mortgage Trust, Ser 2018-CH3, Cl A2
4.000%, 08/25/48(A)(B)	285,000	286,616
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A1
3.872%, 01/05/43(A)(B)	105,000	98,160
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-12, Cl 2A
3.456%, 09/25/34(B)	369,821	365,909

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
July 31, 2018
(unaudited)

MORTGAGE-BACKED SECURITIES (continued)

	Face Amount		Value
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS (continued)
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-16, Cl 5A1
3.548%, 11/25/34(B)		$150,467	$151,287
Structured Asset Mortgage Investments II Trust, Ser 2007-AR3, Cl 2A1
2.254%, VAR ICE LIBOR USD 1 Month+0.190%, 09/25/47		596,402	573,913
UBS-Citigroup Commercial Mortgage Trust, Ser 2011-C1, Cl AS
5.154%, 01/10/45(A)		515,000	534,035
VNDO Mortgage Trust, Ser 2013-PENN, Cl A
3.808%, 12/13/29(A)		115,000	115,963
WaMu Mortgage Pass-Through Certificates Trust, Ser 2005-AR15, Cl A1A1
2.157%, VAR ICE LIBOR USD 1 Month+0.260%, 11/25/45		450,095	445,292
WaMu Mortgage Pass-Through Certificates Trust, Ser 2005-AR2, Cl 1A1A
2.202%, VAR ICE LIBOR USD 1 Month+0.330%, 01/25/45		463,436	460,600
Wells Fargo Commercial Mortgage Trust, Ser 2013-120B, Cl A
2.710%, 03/18/28(A)(B)		115,000	113,819
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004- DD, Cl 1A1
3.771%, 01/25/35(B)		207,396	215,554
WFRBS Commercial Mortgage Trust, Ser 2011-C4, Cl A3
4.394%, 06/15/44(A)		38,078	38,278

			8,673,712

Total Mortgage-Backed Securities (Cost $90,812,106)			87,817,316

SOVEREIGN DEBT — 19.8%

	Face Amount(1)		Value
Abu Dhabi Government International Bond
2.500%, 10/11/22(A)		335,000	321,818
Argentina Bonar Bonds
24.949%, VAR 30-35d Argentina BADLAR Private Banks+2.000%, 04/03/22	ARS	2,982,000	97,064
Argentina POM Politica Monetaria
40.000%, VAR Argentina Central Bank 7D Repo Ref Rate+0.000%, 06/21/20	ARS	230,000	8,402

SOVEREIGN DEBT (continued)

	Face Amount(1)		Value
Argentina Treasury Bill
0.000%, 09/14/18 (C)	ARS	817,000	$32,097
0.000%, 10/12/18 (C)	ARS	327,000	12,494
Argentine Bonos del Tesoro
21.200%, 09/19/18	ARS	2,874,000	101,581
18.200%, 10/03/21	ARS	28,522,000	850,343
16.000%, 10/17/23	ARS	32,584,000	1,032,054
15.500%, 10/17/26	ARS	57,109,000	1,805,639
Argentine Government International Bond
7.625%, 04/22/46		150,000	127,202
7.500%, 04/22/26		375,000	357,187
Bonos de la Nacion Argentina con Ajuste por CER
4.000%, 03/06/20	ARS	83,000	3,190
3.750%, 02/08/19	ARS	2,688,000	111,334
Bonos De La Nacion Argentina En Moneda Dua
4.500%, 02/13/20		359,000	369,652
Brazil Letras do Tesouro Nacional
9.850%, 01/01/19 (C)	BRL	15,360,000	3,985,010
9.550%, 07/01/20 (C)	BRL	2,250,000	513,708
Brazil Notas do Tesouro Nacional
10.000%, 01/01/21	BRL	15,390,000	4,193,261
Brazil Notas do Tesouro Nacional, Ser F
10.000%, 01/01/27	BRL	18,180,000	4,589,763
Colombian TES
10.000%, 07/24/24	COP	971,000,000	397,073
7.750%, 09/18/30	COP	9,089,600,000	3,327,199
7.500%, 08/26/26	COP	912,800,000	331,048
7.000%, 05/04/22	COP	75,000,000	26,984
7.000%, 06/30/32	COP	656,000,000	221,877
6.000%, 04/28/28	COP	534,600,000	174,028
Ghana Government International Bond
19.750%, 03/25/24	GHS	960,000	210,905
19.750%, 03/15/32	GHS	2,890,000	673,082
19.000%, 11/02/26	GHS	2,890,000	625,946
18.750%, 01/24/22	GHS	960,000	204,059
Indonesia Government International Bond
3.700%, 01/08/22(A)		200,000	199,474
Indonesia Treasury Bond
10.500%, 08/15/30	IDR	550,000,000	44,829
9.000%, 03/15/29	IDR	3,285,000,000	242,295
8.750%, 05/15/31	IDR	7,842,000,000	567,234
8.375%, 03/15/24	IDR	9,460,000,000	4,220,996
8.375%, 09/15/26	IDR	1,383,000,000	4,383,708
7.000%, 05/15/27	IDR	2,099,000,000	794,574
Korea Treasury Bond
2.000%, 03/10/21	KRW	4,100,000,000	3,654,166
1.875%, 03/10/22	KRW	2,848,000,000	2,512,900
1.500%, 06/10/19	KRW	4,100,000,000	3,654,800
1.375%, 09/10/21	KRW	4,200,000,000	3,663,831
Kuwait Government International Bond
3.500%, 03/20/27(A)		595,000	583,910
Mexican Bonos
8.000%, 06/11/20	MXN	5,510,000	296,408
6.500%, 06/10/21	MXN	32,420,000	1,679,990
5.750%, 03/05/26	MXN	27,300,000	1,296,526
5.000%, 12/11/19	MXN	88,870,000	4,591,901
Mexico Cetes
8.610%, 01/31/19 (C)	MXN	210,048,000	1,082,531

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
July 31, 2018
(unaudited)

SOVEREIGN DEBT (continued)

	Face Amount(1)		Value
8.530%, 12/06/18 (C)	MXN	241,356,000	$1,259,347
8.320%, 03/28/19 (C)	MXN	527,007,000	2,683,112
8.310%, 11/08/18 (C)	MXN	216,382,000	1,136,015
8.290%, 08/30/18 (C)	MXN	20,043,000	106,850
8.180%, 05/23/19 (C)	MXN	1,037,180,000	5,216,521
8.150%, 11/22/18 (C)	MXN	99,655,000	521,584
7.860%, 10/25/18 (C)	MXN	236,161,000	1,244,205
7.830%, 09/27/18 (C)	MXN	91,195,000	483,216
7.750%, 10/11/18 (C)	MXN	117,435,000	620,345
7.690%, 07/04/19 (C)	MXN	351,203,000	1,750,348
7.580%, 09/13/18 (C)	MXN	49,309,000	262,073
7.510%, 08/16/18 (C)	MXN	266,756,000	1,426,372
Mexico Government International Bond
4.000%, 03/15/15	EUR	140,000	150,612
Oman Government International Bond
3.875%, 03/08/22(A)		400,000	389,240
Philippine Treasury Bill
4.420%, 08/29/18 (C)	PHP	219,160,000	4,115,722
Qatar Government International Bond
3.875%, 04/23/23(A)		200,000	200,740
Republic of Ghana Government Bonds
24.750%, 03/01/21	GHS	100,000	23,589
24.750%, 07/19/21	GHS	100,000	23,974
21.500%, 03/09/20	GHS	50,000	10,918
18.500%, 06/01/20	GHS	50,000	10,835
18.250%, 09/21/20	GHS	100,000	20,871
17.600%, 11/28/22	GHS	50,000	10,269
16.500%, 03/22/21	GHS	150,000	30,218
16.250%, 05/17/21	GHS	340,000	68,005
Saudi Government International Bond
4.500%, 10/26/46(A)		240,000	226,248
3.250%, 10/26/26(A)		585,000	551,597
Thailand Government International Bond
3.875%, 06/13/19	THB	36,560,000	1,120,808
Ukraine Government International Bond
4.958%, 05/31/40(A)(B)		3,005,000	1,885,337
Uruguay Government International Bond
9.875%, 06/20/22 (A)	UYU	2,745,000	89,162
8.500%, 03/15/28 (A)	UYU	6,440,000	184,075

Total Sovereign Debt (Cost $88,184,184)			83,996,281

U.S. TREASURY OBLIGATIONS — 16.5%

	Face Amount		Value
U.S. Treasury Bills
2.250%, 04/25/19 (C)		4,195,000	4,124,802
2.100%, 01/03/19 (C)		2,779,000	2,753,858
1.993%, 10/25/18 (C)		1,011,000	1,006,330
1.928%, 10/04/18 (C)		585,000	582,995
1.900%, 09/13/18 (C)		1,748,000	1,744,070
1.883%, 09/27/18 (C)		415,000	413,755
1.879%, 08/30/18 (C)		165,000	164,747
1.827%, 08/02/18 (C)		1,820,000	1,819,909
U.S. Treasury Bonds
3.875%, 08/15/40		250,000	282,666
3.750%, 08/15/41		250,000	278,067
3.625%, 08/15/43		250,000	273,623

U.S. TREASURY OBLIGATIONS (continued)

	Face Amount	Value
3.125%, 08/15/44	$250,000	$251,904
3.125%, 05/15/48	8,288,000	8,355,340
2.875%, 08/15/45	250,000	240,400
2.750%, 08/15/42	250,000	236,162
2.500%, 02/15/45	250,000	223,613
2.500%, 02/15/46	250,000	222,881
2.500%, 05/15/46	490,000	436,502
2.250%, 08/15/46	25,000	21,094
U.S. Treasury Inflation Protected Securities
1.000%, 02/15/46	1,035,255	1,049,661
1.000%, 02/15/48	311,173	316,137
0.875%, 02/15/47	78,168	76,921
0.750%, 02/15/45	4,636,856	4,429,308
0.250%, 01/15/25	2,166,908	2,088,325
U.S. Treasury Notes
2.875%, 07/31/25	655,000	652,800
2.875%, 05/15/28	4,590,000	4,554,858
2.750%, 04/30/23	3,640,000	3,624,217
2.750%, 07/31/23	9,595,000	9,550,773
2.750%, 02/15/24	500,000	496,699
2.750%, 02/15/28	70,000	68,745
2.625%, 07/31/20	340,000	339,695
2.625%, 06/30/23	8,375,000	8,289,287
2.250%, 11/15/24	250,000	240,498
2.250%, 02/15/27	755,000	714,979
2.250%, 11/15/27	870,000	819,703
2.000%, 02/28/21	500,000	490,723
2.000%, 05/31/21	500,000	489,726
2.000%, 08/31/21	500,000	488,555
2.000%, 02/15/25	250,000	236,309
2.000%, 08/15/25	250,000	235,293
1.875%, 12/31/19	170,000	168,353
1.875%, 08/31/22	500,000	481,797
1.875%, 09/30/22	500,000	481,387
1.750%, 02/28/22	500,000	482,226
1.625%, 11/30/20	500,000	487,617
1.625%, 02/15/26	250,000	227,832
1.500%, 11/30/19	500,000	493,086
1.500%, 02/28/23	500,000	471,348
1.500%, 08/15/26	250,000	224,170
1.375%, 07/31/19	680,000	672,775
1.375%, 02/29/20	500,000	490,449
1.375%, 05/31/20	500,000	488,535
1.375%, 08/31/23	500,000	465,058
1.000%, 08/31/19	500,000	492,051
0.750%, 08/31/18	1,285,000	1,283,770

Total U.S. Treasury Obligations (Cost $71,433,362)		70,096,384

ASSET-BACKED SECURITIES — 4.9%

	Face Amount	Value
AUTOMOTIVE — 0.6%
Americredit Automobile Receivables Trust, Ser 2016-4, Cl B
1.830%, 12/08/21	575,000	565,663
Avis Budget Rental Car Funding AESOP, Ser 2014-2A, Cl A
2.500%, 02/20/21(A)	180,000	178,382
Avis Budget Rental Car Funding AESOP, Ser 2017-1A, Cl A
3.070%, 09/20/23(A)	215,000	209,752

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
July 31, 2018
(unaudited)

ASSET-BACKED SECURITIES (continued)

	Face Amount	Value
AUTOMOTIVE (continued)
CPS Auto Trust, Ser 2017-A, Cl B
2.680%, 05/17/21(A)	$115,000	$114,745
Credit Acceptance Auto Loan Trust, Ser 2016-3A, Cl A
2.150%, 04/15/24(A)	250,000	248,418
Drive Auto Receivables Trust, Ser 2017-1, Cl B
2.360%, 03/15/21	37,075	37,033
Drive Auto Receivables Trust, Ser 2017-AA, Cl B
2.510%, 01/15/21(A)	18,026	18,015
Drive Auto Receivables Trust, Ser 2017-AA, Cl C
2.980%, 01/18/22(A)	410,000	409,831
Drive Auto Receivables Trust, Ser 2017-BA, Cl B
2.200%, 05/15/20(A)	26,299	26,289
DT Auto Owner Trust, Ser 2016-4A, Cl C
2.740%, 10/17/22(A)	220,000	219,890
DT Auto Owner Trust, Ser 2017-2A, Cl A
1.720%, 05/15/20(A)	3,364	3,363
Exeter Automobile Receivables Trust, Ser 2017-1A, Cl A
1.960%, 03/15/21(A)	13,061	13,034
Exeter Automobile Receivables Trust, Ser 2018-2A, Cl A
2.790%, 07/15/21(A)	161,512	161,406
First Investors Auto Owner Trust, Ser 2017-1A, Cl A1
1.690%, 04/15/21(A)	9,588	9,555
Santander Drive Auto Receivables Trust, Ser 2016-3, Cl B
1.890%, 06/15/21	365,000	363,478
Santander Drive Auto Receivables Trust, Ser 2017-2, Cl B
2.210%, 10/15/21	15,000	14,926
Santander Drive Auto Receivables Trust, Ser 2018-2, Cl B
3.030%, 09/15/22	10,000	9,959
Santander Drive Auto Receivables Trust, Ser 2018-2, Cl C
3.350%, 07/17/23	10,000	9,961
Westlake Automobile Receivables Trust, Ser 2016-3A, Cl A2
1.420%, 10/15/19(A)	1,062	1,061
Westlake Automobile Receivables Trust, Ser 2017-1A, Cl A2
1.780%, 04/15/20(A)	29,100	29,071

		2,643,832

CREDIT CARDS — 1.6%
American Express Credit Account Master Trust, Ser 2017-1, Cl A
1.930%, 09/15/22	250,000	246,294

ASSET-BACKED SECURITIES (continued)

	Face Amount	Value
CREDIT CARDS (continued)
BA Credit Card Trust, Ser 2017-A1, Cl A1
1.950%, 08/15/22	$1,000,000	$984,395
Capital One Multi-Asset Execution Trust, Ser 2016- A5, Cl A5
1.660%, 06/17/24	1,000,000	958,011
Chase Issuance Trust, Ser 2016-A4, Cl A
1.490%, 07/15/22	1,000,000	971,424
Citibank Credit Card Issuance Trust, Ser 2014-A1, Cl A1
2.880%, 01/23/23	1,000,000	995,886
Discover Card Execution Note Trust, Ser 2016-A4, Cl A4
1.390%, 03/15/22	1,000,000	984,117
World Financial Network Credit Card Master Trust, Ser 2012-A, Cl A
3.140%, 01/17/23	1,000,000	1,002,142
World Financial Network Credit Card Master Trust, Ser 2016-A, Cl A
2.030%, 04/15/25	550,000	532,225

		6,674,494

MORTGAGE RELATED SECURITIES — 0.3%
Centex Home Equity, Ser 2006-A, Cl AV4
2.122%, VAR ICE LIBOR USD 1 Month+0.250%, 06/25/36	347,185	345,974
Citigroup Mortgage Loan Trust, Ser 2006-HE1, Cl M2
2.382%, VAR ICE LIBOR USD 1 Month+0.510%, 01/25/36	226,985	227,078
First Franklin Mortgage Loan Trust, Ser 2006-FF10, Cl A4
2.022%, VAR ICE LIBOR USD 1 Month+0.150%, 07/25/36	262,341	261,753
Nomura Home Equity Trust, Ser 2006-HE1, Cl M1
2.307%, VAR ICE LIBOR USD 1 Month+0.410%, 02/25/36	417,356	418,120
OBX Trust, Ser 2018-1A3
4.000%, 04/25/48	160,000	159,614

		1,412,539

OTHER ASSET-BACKED SECURITIES — 2.4%
Asset-Backed Funding Certificates, Ser 2016-OPT1, Cl A2
2.012%, VAR ICE LIBOR USD 1 Month+0.140%, 09/25/36	467,168	455,966
Bayview Opportunity Master Fund IVa Trust, Ser 2017-RT5, Cl A
3.500%, 05/28/69(A)(B)	127,595	126,594
Bayview Opportunity Master Fund IVb Trust, Ser 2017- SPL3, Cl A
4.000%, 11/28/53(A)(B)	129,244	129,890

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
July 31, 2018
(unaudited)

ASSET-BACKED SECURITIES (continued)

	Face Amount	Value
OTHER ASSET-BACKED SECURITIES (continued)
Bayview Opportunity Master Fund Trust, Ser 2017-SPL1, Cl A
4.000%, 10/28/64(A)(B)	$93,154	$93,554
CIT Education Loan Trust, Ser 2007-1, Cl A
1.765%, VAR ICE LIBOR USD 3 Month+0.090%, 03/25/42(A)	85,455	83,226
Coinstar Funding, Ser 2017-1A, Cl A2
5.216%, 04/25/47(A)	237,000	238,761
Invitation Homes Trust, Ser 2018-SFR2, Cl A
2.972%, VAR LIBOR USD 1 Month+0.900%, 06/17/37(A)	359,073	358,413
Navient Student Loan Trust, Ser 2014-2, Cl A
2.512%, VAR ICE LIBOR USD 1 Month+0.640%, 03/25/83	300,060	298,274
Navient Student Loan Trust, Ser 2014-3, Cl A
2.492%, VAR ICE LIBOR USD 1 Month+0.620%, 03/25/83	303,669	302,294
Navient Student Loan Trust, Ser 2016-1A, Cl A
2.572%, VAR ICE LIBOR USD 1 Month+0.700%, 02/25/70(A)	243,050	243,953
Navient Student Loan Trust, Ser 2017-1A, Cl A3
3.047%, VAR ICE LIBOR USD 1 Month+1.150%, 07/26/66(A)	300,000	307,545
Navient Student Loan Trust, Ser 2017-3A, Cl A3
2.947%, VAR ICE LIBOR USD 1 Month+1.050%, 07/26/66(A)	310,000	317,031
Nelnet Student Loan Trust, Ser 2008-3, Cl A4
3.594%, VAR ICE LIBOR USD 3 Month+1.650%, 11/25/24	223,118	226,187
Nelnet Student Loan Trust, Ser 2014-3A, Cl A
2.452%, VAR ICE LIBOR USD 1 Month+0.580%, 06/25/41(A)	233,831	233,706
Nelnet Student Loan Trust, Ser 2014-4A, Cl A2
2.822%, VAR ICE LIBOR USD 1 Month+0.950%, 11/25/48(A)	300,000	302,652
Nelnet Student Loan Trust, Ser 2015-2A, Cl A2
2.497%, VAR ICE LIBOR USD 1 Month+0.600%, 09/25/47(A)	201,189	200,933

ASSET-BACKED SECURITIES (continued)

	Face Amount	Value
OTHER ASSET-BACKED SECURITIES (continued)
Nelnet Student Loan Trust, Ser 2015-3A, Cl A2
2.664%, VAR ICE LIBOR USD 1 Month+0.600%, 02/27/51(A)	$225,676	$226,378
Nomura Agency
3.500%, 11/25/46	350,000	351,258
OneMain Financial Issuance Trust, Ser 2016-1A, Cl A
3.660%, 02/20/29(A)	540,000	542,902
Planet Fitness Master Issuer, Ser 2018-1A, Cl A2I
4.262%, 09/05/48(A)	185,000	184,931
SLM Student Loan Trust, Ser 2006-8, Cl A6
2.520%, VAR ICE LIBOR USD 3 Month+0.160%, 01/25/41	410,000	397,131
SLM Student Loan Trust, Ser 2007-2, Cl B
2.505%, VAR ICE LIBOR USD 3 Month+0.170%, 07/25/25	370,000	340,410
SLM Student Loan Trust, Ser 2007-6, Cl A4
2.740%, VAR ICE LIBOR USD 3 Month+0.380%, 10/25/24	182,748	183,024
SLM Student Loan Trust, Ser 2008-5, Cl A4
4.060%, VAR ICE LIBOR USD 3 Month+1.700%, 07/25/23	195,021	199,828
SLM Student Loan Trust, Ser 2008-6, Cl B
3.595%, VAR ICE LIBOR USD 3 Month+1.850%, 07/26/83	320,000	329,108
SLM Student Loan Trust, Ser 2011-2, Cl A2
3.097%, VAR ICE LIBOR USD 1 Month+1.200%, 10/25/34	150,000	153,945
SLM Student Loan Trust, Ser 2012-1, Cl A3
3.014%, VAR ICE LIBOR USD 1 Month+0.950%, 09/25/28	293,479	294,500
SLM Student Loan Trust, Ser 2014-1, Cl A3
2.472%, VAR ICE LIBOR USD 1 Month+0.600%, 02/26/29	274,585	270,890
SLM Student Loan Trust, Ser 2014-3A, Cl A6A
2.885%, VAR ICE LIBOR USD 3 Month+0.550%, 10/25/64(A)	330,000	328,789
SoFi Professional Loan Program, Ser 2015-D, Cl A2
2.720%, 10/27/36(A)	191,669	188,646

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
July 31, 2018
(unaudited)

ASSET-BACKED SECURITIES (continued)

	Face Amount	Value
OTHER ASSET-BACKED SECURITIES (continued)
Soundview Home Loan Trust, Ser 2005-2, Cl M5
3.054%, VAR ICE LIBOR USD 1 Month+0.990%, 07/25/35	$700,000	$706,081
Towd Point Mortgage Trust, Ser 2015-2, Cl 1A12
2.750%, 11/25/60(A)(B)	231,321	226,654
Towd Point Mortgage Trust, Ser 2015-4, Cl M2
3.750%, 04/25/55(A)(B)	195,000	189,818
Towd Point Mortgage Trust, Ser 2017-1, Cl A1
2.750%, 10/25/56(A)(B)	523,980	513,350
Towd Point Mortgage Trust, Ser 2018-3, Cl A1
3.750%, 05/25/58(A)(B)	196,618	196,291
Wachovia Student Loan Trust, Ser 2006-1, Cl A6
1.915%, VAR ICE LIBOR USD 3 Month+0.170%, 04/25/40(A)	310,000	302,847

		10,045,760

Total Asset-Backed Securities (Cost $20,772,956)		20,776,625

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.5%

	Face Amount	Value
FHLB
5.500%, 07/15/36	450,000	578,940
4.000%, 09/01/28	315,000	331,993
2.875%, 09/11/20	250,000	250,581
2.375%, 09/10/21	250,000	245,579
1.875%, 03/13/20	250,000	246,794
1.375%, 02/18/21	250,000	241,510
FHLB DN
1.750%, 08/03/18 (C)	785,000	784,917
1.750%, 08/06/18 (C)	255,000	254,932
		2,935,246
FHLMC
4.000%, 06/01/48	83,893	85,572
3.500%, 11/01/46	54,740	54,294
2.750%, 06/19/23	250,000	247,646
2.375%, 01/13/22	250,000	245,963
		633,475
FNMA
5.000%, 06/01/48	941,402	995,827
4.500%, 10/15/33	2,095,000	2,169,831
4.000%, 06/01/33	978,575	1,002,300
4.000%, 03/01/48	263,107	267,438
3.500%, 09/01/57	271,395	268,197
3.000%, 01/01/47	124,646	120,314
3.000%, 09/01/57	345,411	329,805
2.950%, 11/01/27	50,000	47,757
2.625%, 09/06/24	250,000	244,639
2.125%, 04/24/26	250,000	232,810
1.875%, 09/24/26	500,000	454,346
1.625%, 01/21/20	500,000	492,795
1.250%, 05/06/21	250,000	239,977
1.000%, 08/28/19	500,000	492,162
FNMA, Ser M8, Cl A2
3.325%, 06/25/28 (B)	55,000	53,991

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)

	Face Amount	Value
FNMA, Ser M7, Cl A2
3.052%, 03/25/28 (B)	$55,000	$52,782
FNMA, Ser M14, Cl A2
2.878%, 11/25/27 (B)	155,000	146,981
FNMA DN
1.780%, 08/02/10 (C)	1,060,000	1,059,948

		8,671,900

Japan Treasury Discount Bill
0.000%, 10/15/18 (C)	140,000,000	1,252,406
Letras del Banco Central de la Republica Argentina
33.170%, 11/21/18 (C)	1,047,000	33,658
25.160%, 08/15/18 (C)	2,459,000	88,184
25.120%, 09/19/18 (C)	9,771,000	336,549
24.950%, 10/17/18 (C)	4,888,000	163,509

		621,900

Tennessee Valley Authority
4.625%, 09/15/60	190,000	224,616
4.250%, 09/15/65	235,000	260,839

		485,455

Total U.S. Government Agency Obligations (Cost $15,043,296)		14,600,382

MUNICIPAL BONDS — 1.2%

	Face Amount	Value
Florida — 0.1%
Greater Orlando, Aviation Authority, Ser C, RB
3.494%, 10/01/36	500,000	455,855

Alabama — 0.1%
Alabama State, Economic Settlement Authority, Ser B, RB
3.163%, 09/15/25	285,000	281,195

Maine — 0.0%
Maine State, Housing Authority, Ser D, RB
3.289%, 11/15/31	250,000	233,860

New York — 0.4%
New York & New Jersey, Port Authority, Ser 181, RB
4.960%, 08/01/46	500,000	574,425
New York City, Transitional Finance Authority, Future Tax Secured Revenue, RB
5.267%, 05/01/27	295,000	328,468
New York State, Dormitory Authority, RB
5.500%, 03/15/30	375,000	422,276
New York State, Dormitory Authority, Ser S, RB
3.998%, 07/01/39	250,000	245,900

		1,571,069

West Virginia — 0.1%
West Virginia University, Ser B, RB
4.471%, 10/01/42	500,000	517,765

California — 0.5%
California State, GO
2.193%, 04/01/47(D)	400,000	394,260

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
July 31, 2018
(unaudited)

MUNICIPAL BONDS (continued)

	Face Amount	Value
California (continued)
Los Angeles, Wastewater System Revenue, RB
5.713%, 06/01/39	$300,000	$368,202
University of California, Ser AJ, RB
4.601%, 05/15/31	250,000	265,270
University of California, Ser AS, RB
3.552%, 05/15/39	500,000	471,820
University of California, Regents Medical Center, Ser M, RB
2.859%, 05/15/30	500,000	453,915
		1,953,467

Total Municipal Bonds (Cost $5,325,475)		5,013,211

LOAN PARTICIPATIONS— 0.1%

	Face Amount	Value
Change Healthcare Holdings, Inc. (fka Emdeon Inc.), Closing Date Term Loan, 1st Lien
4.827%, 03/01/24(B) (Cost $209,731) (B)	209,470	209,064
Energizer Holdings, Term Loan B, 1st Lien
0.000%, 06/20/25 (Cost $29,850)	30,000	30,075
Energy Transfer Equity, L.P., Refinanced Loan, 1st Lien
4.064%, 02/02/24(B) (Cost $209,741) (B)	210,000	209,292

Total Loan Participations (Cost $449,322)		448,431

Total Investments— 95.4% (Cost $417,334,343)		$404,347,851

A list of the futures contracts held by the Fund at July 31, 2018, is as follows:

	Number of				Unrealized
Type of	Contracts	Expiration	Notional		Appreciation
Contract	Long	Date	Amount	Value	(Depreciation)
U.S. 2-Year
Treasury Note	69	Sep-2018	$14,603,714	$14,584,875	$ (18,839)
U.S. 5-Year
Treasury Note	18	Sep-2018	2,031,388	2,036,250	4,862
U.S. Ultra Long Treasury Bond	3	Sep-2018	475,038	470,719	(4,319)

			$17,110,140	$17,091,844	$ (18,296)

A list of the forward foreign currency contracts held by the Fund at July 31, 2018, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank	08/06/18- 11/06/18	INR	17,529,196	USD	1,185,538,800	$ (334,275)
JPMorgan Chase Bank	08/06/18	USD	434,250,000	INR	6,315,170	(13,167)
Citi	08/16/18- 10/15/18	USD	4,163,852,100	JPY	38,316,523	982,520
Bank of America	08/16/18- 10/05/18	USD	34,056,000	EUR	39,914,365	(60,205)
Citi	09/06/18- 10/24/18	USD	13,587,000	AUD	10,242,290	145,613
Citi	09/28/18- 10/16/18	USD	18,956,392,000	KRW	17,781,093	731,159

						$1,451,645

A list of the open centrally cleared swap agreements held by the Fund at July 31, 2018, is as follows:

Interest Rate Swaps
								Swap Contracts, at Value
							Unrealized
	Fund		Payment	Termination	Notional	Premiums	Appreciation
Counterparty	Pays	Fund Received	Frequency	Date	Amount	Paid	(Depreciation)	Asset	Liability

Citibank	2.98%	3-Month USD - LIBOR	Quarterly	02/20/48	$6,234,000	$-	$3,906,023	$3,906,023	$-

Citibank	2.98%	3-Month USD - LIBOR	Quarterly	02/20/48	(6,234,000)	-	(3,857,028)	-	(3,857,028)

Citibank	2.59%	3-Month USD - LIBOR	Quarterly	07/27/47	2,000,000	-	137,387	137,387	-

Citibank	2.79%	3-Month USD - LIBOR	Quarterly	03/13/47	1,300,000	-	18,477	18,477	-

Citigroup	2.38%	USD LIBOR BBA	Quarterly	11/18/46	3,800,000	-	2,302,128	2,302,128	-

Citigroup	2.38%	USD LIBOR BBA	Quarterly	11/18/46	(3,800,000)	-	(1,937,504)	-	(1,937,504)

Goldman Sachs	1.53%	3-Month USD - LIBOR	Quarterly	09/16/26	13,860,000	-	3,192,795	3,192,795	-

Goldman Sachs	1.53%	3-Month USD - LIBOR	Quarterly	09/16/26	(13,860,000)	-	(2,040,066)	-	(2,040,066)
						$-	$1,722,212	$9,556,810	$(7,834,598)

Percentages are based on net assets of $423,841,705.

(1)	In U.S. Dollars unless otherwise indicated.
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.”

(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(C)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

ARS — Argentine Peso

AUD — Australian Dollar

BBA — British Bankers’ Association

BRL — Brazilian Real

Cl — Class

COP — Colombian Peso

EUR — Euro

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GHS — Ghanaian Cedi

GNMA — Government National Mortgage Association

GO — General Obligation

ICE — Intercontinental Exchange

IDR — Indonesian Rupiah

INR — Indian Rupee

JPY — Japanese Yen

KRW — Korean Won

LIBOR — London Interbank Offered Rate

L.P. — Limited Partnership

MTN — Medium Term Note

MXN — Mexican Peso

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
July 31, 2018
(unaudited)

PHP — Philippine Peso

RB — Revenue Bond

Ser — Series

TBA — To Be Announced

THB — Thai Baht

USD — United States Dollar

ULC — Unlimited Liability Company

UYU — Uruguayan Peso

VAR — Variable Rate

The following is a list of the inputs used as of July 31, 2018, in valuing the Fund’s investments and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$121,599,221	$—	$121,599,221
Mortgage-Backed Securities	—	87,817,316	—	87,817,316
Sovereign Debt	—	83,996,281	—	83,996,281
U.S. Treasury Obligations	—	70,096,384	—	70,096,384
Asset-Backed Securities	—	20,776,625	—	20,776,625
U.S. Government Agency Obligations	—	14,600,382	—	14,600,382
Municipal Bonds	—	5,013,211	—	5,013,211
Loan Participations	—	448,431	—	448,431

Total Investments in Securities	$—	$404,347,851	$—	$404,347,851

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts
Unrealized Appreciation	$4,862	$—	$—	$4,862
Unrealized Depreciation	(23,158)	—	—	(23,158)
Forwards Contracts *
Unrealized Appreciation	—	1,859,292	—	1,859,292
Unrealized Depreciation	—	(407,647)	—	(407,647)
Centrally Cleared Interest Rate Swaps *
Unrealized Appreciation	—	9,556,810	—	9,556,810
Unrealized Depreciation	—	(7,834,598)	—	(7,834,598)

Total Other Financial Instruments	$(18,296)	$3,173,857	$—	$3,155,561

* Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended July 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended July 31, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 27, 2018